PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—7.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R1, Class M4,
1 mo. USD Term SOFR + 1.224%,
6.549%, due 03/25/35[1]	$184,228	$177,367
Amortizing Residential Collateral Trust,
Series 2004-1, Class A5,
1 mo. USD Term SOFR + 1.114%,
6.439%, due 10/25/34[1]	81,928	79,159
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.314%,
6.639%, due 08/25/34[1]	1,562,624	1,559,264
Chase Funding Trust,
Series 2002-3, Class 2A1,
1 mo. USD Term SOFR + 0.754%,
6.079%, due 08/25/32[1]	120,099	111,786
Series 2002-4, Class 2A1,
1 mo. USD Term SOFR + 0.854%,
6.179%, due 10/25/32[1]	5,957	5,685
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A,
1 mo. USD Term SOFR + 1.464%,
6.789%, due 10/25/37[1,2]	19,559	19,527
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4,
1 mo. USD Term SOFR + 0.614%,
5.939%, due 07/25/34[1]	61,868	58,711
Countrywide Asset-Backed Certificates Trust,
Series 2004-4, Class M1,
1 mo. USD Term SOFR + 0.834%,
6.159%, due 07/25/34[1]	28,744	28,292
Series 2004-6, Class M1,
1 mo. USD Term SOFR + 1.014%,
6.339%, due 10/25/34[1]	63,141	60,709
Dryden Senior Loan Fund,
Series 2017-47A, Class A1R,
3 mo. USD Term SOFR + 1.242%,
6.636%, due 04/15/28[1,2]	1,080,358	1,076,988
EMC Mortgage Loan Trust,
Series 2003-A, Class A2,
1 mo. USD Term SOFR + 1.614%,
6.939%, due 08/25/40[1,2]	45,190	43,061
EquiFirst Loan Securitization Trust,
Series 2007-1, Class A1,
1 mo. USD Term SOFR + 0.284%,
5.609%, due 04/25/37[1,2]	1,147,997	995,768

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Gallatin CLO VIII Ltd.,
Series 2017-1A, Class A1R,
3 mo. USD Term SOFR + 1.352%,
6.746%, due 07/15/31[1,2]	$1,391,640	$1,382,088
KGS-Alpha SBA COOF Trust,
Series 2012-5, Class A,
1.044%, due 04/25/38[1,2,3,4]	5,842,828	124,365
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2,
1 mo. USD Term SOFR + 0.294%,
5.619%, due 04/25/37[1]	46,431	25,138
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ3, Class M4,
1 mo. USD Term SOFR + 1.059%,
6.384%, due 06/25/35[1]	10,536	10,460
PRET LLC,
Series 2021-RN2, Class A1,
1.744%, due 07/25/51[1,2]	3,773,484	3,484,253
Series 2022-RN1, Class A1,
3.721%, due 07/25/51[1,2]	1,295,208	1,251,906
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A,
1 mo. USD Term SOFR + 0.994%,
4.051%, due 08/25/33[1]	106,046	92,982
Residential Asset Securities Corporation Trust,
Series 2005-KS11, Class M2,
1 mo. USD Term SOFR + 0.744%,
6.069%, due 12/25/35[1]	47,854	47,425
Saxon Asset Securities Trust,
Series 2005-3, Class M3,
1 mo. USD Term SOFR + 0.864%,
1.644%, due 11/25/35[1]	665,740	636,836
Soundview Home Loan Trust,
Series 2007-OPT1, Class 1A1,
1 mo. USD Term SOFR + 0.314%,
5.639%, due 06/25/37[1]	554,977	367,663
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1,
1 mo. USD Term SOFR + 0.249%,
5.574%, due 07/25/36[1,2]	28,714	28,340
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M2,
1 mo. USD Term SOFR + 0.804%,
6.129%, due 09/25/35[1]	878,152	807,179

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Symphony CLO XVII Ltd.,
Series 2016-17A, Class AR,
3 mo. USD Term SOFR + 1.142%,
6.536%, due 04/15/28[1,2]	$31,980	$31,956
Venture 33 CLO Ltd.,
Series 2018-33A, Class A1LR,
3 mo. USD Term SOFR + 1.322%,
6.716%, due 07/15/31[1,2]	492,375	490,360
Venture 36 CLO Ltd.,
Series 2019-36A, Class A1AR,
3 mo. USD Term SOFR + 1.392%,
6.807%, due 04/20/32[1,2]	800,000	787,498
Vibrant CLO VI Ltd.,
Series 2017-6A, Class AR,
3 mo. USD Term SOFR + 1.212%,
6.610%, due 06/20/29[1,2]	476,646	475,569
Total asset-backed securities
(cost—$14,581,566)		14,260,335

Mortgage-backed securities—15.7%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 3A21,
4.509%, due 11/25/35[1]	265,377	178,371
BCAP LLC Trust,
Series 2010-RR1, Class 1A4,
3.856%, due 03/26/37[1,2]	55,180	42,519
Series 2013-RR1, Class 3A4,
6.000%, due 10/26/37[1,2]	135,092	91,735
Bear Stearns ARM Trust,
Series 2002-11, Class 1A2,
3.250%, due 02/25/33[1]	1,217	866
Series 2004-2, Class 12A2,
3.652%, due 05/25/34[1]	19,980	17,809
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC3, Class A2,
5.500%, due 06/25/34[1]	312,995	288,908
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1,
5.750%, due 10/25/33[1]	148,753	151,788
Chevy Chase Funding LLC Mortgage-Backed Certificates,
Series 2004-1A, Class A1,
1 mo. USD Term SOFR + 0.394%,
5.719%, due 01/25/35[1,2]	11,912	10,959
CHL Mortgage Pass-Through Trust,
Series 2003-HYB1, Class 1A1,
3.866%, due 05/19/33[1]	2,792	2,448
Series 2007-15, Class 2A2,
6.500%, due 09/25/37	24,158	8,546
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class A,
4.149%, due 01/10/36[2]	3,200,000	3,193,838
FHLMC GNMA,
Series 23, Class KZ,
6.500%, due 11/25/23	5	5

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KJ45, Class A2,
4.660%, due 01/25/31	$600,000	$566,593
FHLMC REMIC,
Series 4324,
0.000%, due 08/15/36[1]	42,820	1,456
Series 3684, Class JI,
0.000%, due 11/15/36[1]	127,836	8,371
Series 4367, Class GS,
0.000%, due 03/15/37[1]	39,736	2,265
Series 3621, Class WI,
0.000%, due 05/15/37[1]	25,847	1,231
Series 3598, Class JI,
0.000%, due 10/15/37[1]	15,408	562
Series 3635, Class IB,
0.000%, due 10/15/37[1]	44,804	2,007
Series 4463,
0.000%, due 02/15/38[1]	70,346	3,308
Series 3962, Class KS,
0.000%, due 06/15/38[1]	98,298	6,181
Series 4438, Class WI,
0.000%, due 11/15/38[1]	112,685	5,375
Series 4394, Class WI,
0.000%, due 08/15/41[1]	34,043	1,696
Series 4338, Class SB,
0.000%, due 10/15/41[1]	60,540	2,320
Series 4255, Class SN,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.000%, due 05/15/35[1]	302,449	248,316
Series 4263, Class SD,
(2.667)* 30 day USD SOFR Average + 11.961%,
0.000%, due 11/15/43[1]	329,795	243,596
Series 4265, Class ES,
(3.200)* 30 day USD SOFR Average + 13.394%,
0.000%, due 11/15/43[1]	828,981	578,926
Series 2614, Class WO,
0.010%, due 05/15/33[5]	354,045	287,637
Series 4839, Class UO,
0.010%, due 08/15/56[5]	429,836	260,470
Series 4836,
0.010%, due 10/15/58[5]	707,311	448,753
Series 4076, Class SW,
(1.000)* 30 day USD SOFR Average + 5.936%,
0.615%, due 07/15/42[1]	963,543	73,299
Series 4156, Class SA,
(1.000)* 30 day USD SOFR Average + 6.086%,
0.765%, due 01/15/33[1]	650,480	29,423

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 3339, Class LI,
(1.000)* 30 day USD SOFR Average + 6.366%,
1.045%, due 07/15/37[1]	$480,532	$30,789
Series 5034, Class MI,
2.000%, due 11/25/50	676,101	82,273
Series 4182, Class YI,
2.500%, due 03/15/28	998,163	39,018
Series 2513, Class AS,
(1.000)* 30 day USD SOFR Average + 7.886%,
2.565%, due 02/15/32[1]	121,167	10,112
Series 4037, Class PI,
3.000%, due 04/15/27	281,759	5,272
Series 4100, Class HI,
3.000%, due 08/15/27	87,729	3,318
Series 4182, Class QI,
3.000%, due 02/15/33	54,670	2,981
Series 4165, Class TI,
3.000%, due 12/15/42	536,873	39,149
Series 4457, Class DI,
4.000%, due 08/15/24	31,464	288
Series 4544, Class IP,
4.000%, due 01/15/46	978,209	161,118
Series 4945, Class F,
30 day USD SOFR Average + 0.614%,
5.034%, due 12/15/46[1]	121,842	116,805
Series 4832, Class FW,
30 day USD SOFR Average + 0.464%,
5.270%, due 04/15/38[1]	793,692	773,920
Series 3442, Class MT,
30 day USD SOFR Average + 0.114%,
5.435%, due 07/15/34[1]	29,436	27,544
Series 3864, Class NT,
(9.167)* 30 day USD SOFR Average + 59.451%,
5.500%, due 03/15/39[1]	213,875	208,152
Series 2411, Class FJ,
30 day USD SOFR Average + 0.464%,
5.785%, due 12/15/29[1]	5,629	5,585
Series 3096, Class FL,
30 day USD SOFR Average + 0.514%,
5.835%, due 01/15/36[1]	53,886	52,384
Series 3114, Class PF,
30 day USD SOFR Average + 0.514%,
5.835%, due 02/15/36[1]	332,427	324,109
Series 3153, Class UF,
30 day USD SOFR Average + 0.544%,
5.865%, due 05/15/36[1]	83,388	81,489

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
5.935%, due 01/15/32[1]	$20,299	$20,257
Series 4068, Class UF,
30 day USD SOFR Average + 0.614%,
5.935%, due 06/15/42[1]	407,937	391,076
Series 3667, Class FW,
30 day USD SOFR Average + 0.664%,
5.985%, due 02/15/38[1]	7,041	6,851
Series 4940, Class FE,
30 day USD SOFR Average + 0.664%,
5.985%, due 01/25/50[1]	256,989	244,770
Series 3671, Class FQ,
30 day USD SOFR Average + 0.964%,
6.285%, due 12/15/36[1]	496,705	497,270
Series 1694, Class Z,
6.500%, due 03/15/24	1,026	1,023
Series 1658, Class GZ,
7.000%, due 01/15/24	63	63
Series 2136, Class GD,
7.000%, due 03/15/29	598	58
Series 2178, Class PI,
7.500%, due 08/15/29	3,882	487
Series 1775, Class Z,
8.500%, due 03/15/25	236	239
FHLMC STRIPs,
Series 386, Class C3,
2.500%, due 03/15/52	455,911	69,828
Series 389, Class C40,
2.500%, due 10/15/52	4,793,891	701,881
Series 303, Class C19,
3.500%, due 01/15/43	409,693	66,203
Series 345, Class C13,
3.500%, due 08/15/45	539,629	88,371
Series 330, Class F4,
30 day USD SOFR Average + 0.464%,
5.273%, due 10/15/37[1]	175,655	171,269
Series 326, Class F2,
30 day USD SOFR Average + 0.664%,
5.985%, due 03/15/44[1]	249,361	239,321
FHLMC Whole Loan Securities Trust,
Series 2015-SC02, Class 1A,
3.000%, due 09/25/45	198,760	170,780
Series 2017-SC01, Class 1A,
3.000%, due 12/25/46	353,216	286,191
Series 2017-SC01, Class 2A,
3.500%, due 12/25/46	394,970	332,274
FNMA Aces,
Series 2020-M33, Class X2,
2.242%, due 01/25/31[1]	587,618	52,716
Series 2016-M11, Class AL,
2.944%, due 07/25/39	464,415	393,533

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
FNMA REMIC,
Series 2014-43, Class BS,
0.000%, due 07/25/44[1]	$200,912	$9,543
Series 2014-42, Class SA,
0.000%, due 07/25/44[1]	120,628	4,543
Series 2014-45, Class SA,
0.000%, due 08/25/44[1]	95,450	4,008
Series 2014-92, Class SB,
0.000%, due 01/25/45[1]	117,234	6,480
Series 2015-10, Class SA,
0.000%, due 03/25/45[1]	224,980	11,425
Series 2015-50, Class SB,
0.000%, due 07/25/45[1]	600,533	31,543
Series 2015-64, Class KS,
0.000%, due 09/25/45[1]	136,554	6,404
Series 2016-17, Class CS,
0.000%, due 04/25/46[1]	85,555	5,184
Series 2016-76, Class CS,
0.000%, due 10/25/46[1]	41,598	1,906
Series 2020-70,
0.000%, due 10/25/50[1]	10,534,592	605,771
Series 2012-77,
0.000%, due 07/25/52[1]	114,861	4,792
Series 2014-47, Class BI,
0.000%, due 08/25/54[1]	188,911	8,225
Series 2015-19, Class AI,
0.000%, due 04/25/55[1]	187,274	8,156
Series 2015-58, Class AI,
0.000%, due 08/25/55[1]	109,855	3,856
Series 2012-111, Class HS,
(0.833)* 30 day USD SOFR Average + 3.571%,
0.000%, due 10/25/42[1]	36,376	19,372
Series 2022-3, Class SD,
(1.000)* 30 day USD SOFR Average + 2.550%,
0.000%, due 02/25/52[1]	3,915,820	11,747
Series 2015-73, Class ES,
(2.333)* 30 day USD SOFR Average + 9.066%,
0.000%, due 10/25/45[1]	176,805	81,692
Series 2014-84, Class AI,
(1.000)* 30 day USD SOFR Average + 6.036%,
0.200%, due 02/25/43[1]	254,649	1,633
Series 2019-62, Class SN,
(1.000)* 30 day USD SOFR Average + 5.886%,
0.565%, due 11/25/49[1]	201,933	18,958
Series 2013-28, Class YS,
(1.000)* 30 day USD SOFR Average + 6.036%,
0.715%, due 07/25/42[1]	345,476	30,489

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2013-34, Class PS,
(1.000)* 30 day USD SOFR Average + 6.036%,
0.715%, due 08/25/42[1]	$322,453	$14,527
Series 2010-76, Class SA,
(1.000)* 30 day USD SOFR Average + 6.386%,
1.065%, due 07/25/40[1]	419,780	24,515
Series 2021-3, Class TI,
2.500%, due 02/25/51	862,086	138,174
Series 2013-30, Class GI,
3.000%, due 01/25/43	630,278	53,984
Series 2013-45, Class IK,
3.000%, due 02/25/43	496,441	53,978
Series 2013-30, Class JI,
3.000%, due 04/25/43	252,374	32,400
Series 2013-116, Class IY,
3.000%, due 09/25/43	178,696	12,155
Series 2016-14,
3.000%, due 03/25/46	351,933	44,917
Series 2016-20, Class EI,
3.000%, due 04/25/46	113,932	14,809
Series 2016-52, Class PI,
3.000%, due 04/25/46	280,730	34,003
Series 2016-64, Class IA,
3.000%, due 05/25/46	279,895	35,260
Series 2018-28, Class CA,
3.000%, due 05/25/48	241,060	201,826
Series 2020-54, Class WF,
30 day USD SOFR Average + 0.564%,
3.169%, due 08/25/50[1]	504,014	477,300
Series 2016-63, Class YI,
3.500%, due 04/25/46	52,227	4,091
Series 2015-47, Class GI,
4.000%, due 06/25/44	38,497	3,638
Series 2012-122, Class LI,
4.500%, due 07/25/41	266,534	21,249
Series 2018-85, Class FE,
30 day USD SOFR Average + 0.414%,
5.735%, due 12/25/48[1]	1,482,501	1,427,622
Series 2007-67, Class FB,
30 day USD SOFR Average + 0.434%,
5.755%, due 07/25/37[1]	30,596	29,410
Series 2012-128, Class FK,
30 day USD SOFR Average + 0.464%,
5.785%, due 11/25/42[1]	120,433	114,413
Series 2002-60, Class F1,
30 day USD SOFR Average + 0.514%,
5.835%, due 06/25/32[1]	36,451	36,128

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2019-10, Class FA,
30 day USD SOFR Average + 0.514%,
5.835%, due 03/25/49[1]	$2,383,787	$2,286,911
Series 2012-90, Class FB,
30 day USD SOFR Average + 0.554%,
5.875%, due 08/25/42[1]	44,040	42,164
Series 2010-141, Class FA,
30 day USD SOFR Average + 0.614%,
5.935%, due 12/25/40[1]	121,903	117,259
Series 2009-33, Class FB,
30 day USD SOFR Average + 0.934%,
6.255%, due 03/25/37[1]	274,581	273,325
Series G94-6, Class PJ,
8.000%, due 05/17/24	25	25
FNMA STRIPs,
Series 419, Class C3,
3.000%, due 11/25/43	87,959	12,431
Series 413, Class 111,
4.000%, due 07/25/42[1]	432,756	63,255
Series 386, Class 14,
6.500%, due 04/25/38	31,752	9,288
Fremont Home Loan Trust,
Series 2004-A, Class M1,
1 mo. USD Term SOFR + 0.939%,
6.264%, due 01/25/34[1]	297,569	277,237
GNMA,
Series 2015-166, Class SA,
0.000%, due 06/20/42[1]	148,167	3,499
Series 2015-180, Class SA,
0.000%, due 06/20/42[1]	160,435	3,800
Series 2015-127, Class AS,
0.000%, due 06/20/43[1]	147,366	3,149
Series 2016-138, Class WI,
0.000%, due 08/20/45[1]	134,734	2,416
Series 2016-180, Class WI,
0.000%, due 09/20/45[1]	251,307	4,616
Series 2017-15, Class WI,
0.000%, due 11/20/45[1]	154,869	3,019
Series 2017-57, Class WI,
0.000%, due 12/20/45[1]	68,413	1,916
Series 2015-126, Class GS,
1 mo. USD Term SOFR + 9.066%,
0.000%, due 09/20/45[1]	323,052	151,884
Series 2007-18, Class CO,
0.010%, due 03/20/35[5]	13,837	12,311
Series 2013-77, Class GI,
3.000%, due 02/20/43	714,873	66,630
Series 2017-H23, Class MA,
3.000%, due 11/20/67	649,669	607,107
Series 2014-158, Class IA,
3.500%, due 10/20/29	265,136	17,177

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

Mortgage-backed securities—(continued)
Series 2013-23, Class IP,
3.500%, due 08/20/42	$600,018	$71,879
Series 2015-165, Class IB,
3.500%, due 11/20/42	157,013	15,954
Series 2016-118, Class IE,
3.500%, due 09/20/46	30,489	5,153
Series 2015-H29, Class FA,
1 mo. USD Term SOFR + 0.814%,
4.625%, due 10/20/65[1]	1,863	1,844
Series 2015-H30, Class FA,
1 mo. USD Term SOFR + 0.794%,
4.810%, due 08/20/61[1]	3,566	3,495
Series 2015-H29, Class FJ,
1 mo. USD Term SOFR + 0.794%,
4.961%, due 11/20/65[1]	1,141,010	1,131,408
Series 2013-H19, Class DF,
1 mo. USD Term SOFR + 0.764%,
6.093%, due 05/20/63[1]	236,105	234,472
Series 2013-H23, Class TA,
1 mo. USD Term SOFR + 0.834%,
6.163%, due 09/20/63[1]	127,283	127,082
Series 2015-H27, Class FA,
1 mo. USD Term SOFR + 0.864%,
6.193%, due 09/20/65[1]	1,476,825	1,466,814
Series 2016-H14, Class FA,
1 mo. USD Term SOFR + 0.914%,
6.243%, due 06/20/66[1]	281,099	279,340
Series 2010-H01, Class FA,
1 mo. USD Term SOFR + 0.934%,
6.252%, due 01/20/60[1]	563,268	562,874
Series 2013-H20, Class FB,
1 mo. USD Term SOFR + 1.114%,
6.443%, due 08/20/63[1]	172,592	172,904
GS Mortgage-Backed Securities Trust,
Series 2022-MM1, Class A2,
2.500%, due 07/25/52[1,2]	1,589,550	1,159,192
GSR Mortgage Loan Trust,
Series 2004-14, Class 2A1,
1 mo. USD Term SOFR + 0.444%,
5.769%, due 12/25/34[1]	2,658	2,497
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A,
1 mo. USD Term SOFR + 0.754%,
6.079%, due 02/25/35[1]	169,974	144,391
JP Morgan Alternative Loan Trust,
Series 2008-R4, Class 2A1,
1 mo. USD Term SOFR + 0.614%,
5.932%, due 06/27/37[1,2]	439,353	308,614

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

Mortgage-backed securities—(continued)
JP Morgan Mortgage Trust,
Series 2019-6, Class A11,
1 mo. USD Term SOFR + 1.014%,
6.334%, due 12/25/49[1,2]	$404,158	$384,223
Series 2019-INV2, Class A11,
1 mo. USD Term SOFR + 1.014%,
6.334%, due 02/25/50[1,2]	525,658	496,246
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2,
4.465%, due 12/25/34[1]	64,209	58,611
Series 2004-A, Class A1,
1 mo. USD Term SOFR + 0.574%,
5.899%, due 04/25/29[1]	11,930	10,798
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1,
1 mo. USD Term SOFR + 0.434%,
5.759%, due 01/25/35[1]	15,575	13,620
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B,
1 mo. USD Term SOFR + 0.344%,
2.831%, due 02/26/37[1,2]	98,166	84,956
Mortgage Equity Conversion Asset Trust,
Series 2007-FF3, Class A,
1 yr. CMT + 0.500%,
5.920%, due 05/25/42[1,2]	1,395,380	1,367,386
OBX Trust,
Series 2022-INV2, Class A1,
3.000%, due 01/25/52[1,2]	556,280	425,685
Pepper Residential Securities Trust No. 22,
Series 22A, Class A1U,
Secured Overnight Financing Rate + 1.114%,
6.433%, due 06/20/60[1,2]	29,341	29,341
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A1,
1 mo. USD Term SOFR + 0.614%,
5.939%, due 07/25/36[1]	202,719	146,174
Sequoia Mortgage Trust 11,
Series 11, Class A,
1 mo. USD Term SOFR + 1.014%,
6.354%, due 12/20/32[1]	90,538	79,144
Sequoia Mortgage Trust 5,
Series 5, Class A,
1 mo. USD Term SOFR + 0.814%,
6.148%, due 10/19/26[1]	21,988	21,090
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 1A2,
1 mo. USD Term SOFR + 0.554%,
5.879%, due 05/25/37[1]	84,335	70,785

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

Mortgage-backed securities—(continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
5.859%, due 04/25/36[1]	$165,257	$141,522
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3,
3.794%, due 04/25/45[1]	19,865	18,460
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR9, Class 2A,
5.911%, due 09/25/33[1]	32,135	28,431
Total mortgage-backed securities (cost—$34,178,435)		29,132,274

U.S. government agency obligations: 173.8%
FHLMC
1.500%, due 04/01/37	918,311	754,505
2.000%, due 04/01/36	715,298	606,662
2.500%, due 01/01/31	89,145	82,466
2.500%, due 11/01/31	26,491	24,407
2.500%, due 07/01/32	47,998	43,751
2.500%, due 08/01/32	210,650	191,496
2.500%, due 09/01/32	277,860	252,264
2.500%, due 11/01/32	9,094	8,280
2.500%, due 12/01/32	254,357	230,576
2.500%, due 01/01/33	63,204	57,256
2.500%, due 12/01/50	1,082,820	831,643
2.500%, due 08/01/51	4,974,327	3,871,400
2.500%, due 09/01/51	851,057	660,729
2.500%, due 03/01/52	1,325,254	1,025,166
2.500%, due 04/01/52	97,842	75,599
3.000%, due 10/01/26	10,513	10,184
3.000%, due 11/01/26	64,874	62,894
3.000%, due 01/01/27	313,970	303,893
3.000%, due 02/01/32	95,066	88,417
3.000%, due 04/01/32	487,989	453,688
3.000%, due 05/01/32	330,955	307,433
3.000%, due 07/01/32	180,011	167,018
3.000%, due 10/01/32	187,036	173,212
3.000%, due 11/01/32	328,790	304,357
3.000%, due 01/01/33	710,230	655,430
3.000%, due 02/01/40	1,084,212	940,147
3.000%, due 06/01/42	1,520,733	1,267,983
3.000%, due 07/01/42	174,281	145,315
3.000%, due 08/01/42	62,613	52,207
3.000%, due 04/01/43	125,508	105,312
3.000%, due 05/01/43	70,042	58,718
3.000%, due 12/01/44	132,462	109,685
3.000%, due 08/01/46	135,543	109,741
3.000%, due 12/01/46	647,419	533,781
3.000%, due 06/01/50	536,063	436,744
3.000%, due 04/01/51	1,563,322	1,257,646
3.000%, due 06/01/51	793,396	638,214
3.000%, due 07/01/51	3,900,443	3,168,672

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

U.S. government agency obligations—(continued)
3.000%, due 10/01/51	$160,472	$130,041
3.000%, due 12/01/51	1,359,949	1,093,309
3.000%, due 02/01/52	443,187	356,293
3.000%, due 03/01/52	1,092,586	879,130
3.000%, due 04/01/52	2,843,695	2,285,523
3.050%, due 03/01/32	221,351	179,482
3.500%, due 09/01/32	196,367	183,105
3.500%, due 12/01/33	116,238	107,981
3.500%, due 06/01/34	68,438	63,065
3.500%, due 07/01/34	28,127	25,919
3.500%, due 03/01/35	416,366	383,679
3.500%, due 04/01/35	216,311	198,737
3.500%, due 03/01/42	867	753
3.500%, due 07/01/43	676	585
3.500%, due 05/01/48	626,512	535,485
3.500%, due 02/01/50	265,473	224,542
3.500%, due 11/01/51	234,761	195,967
3.500%, due 01/01/52	204,230	170,449
3.500%, due 03/01/52	190,823	159,088
3.500%, due 04/01/52	1,159,821	966,850
3.500%, due 09/01/52	957,575	798,964
4.000%, due 01/01/37	145,227	129,689
4.000%, due 03/01/43	508,154	453,235
4.000%, due 07/01/43	81,795	72,955
4.000%, due 08/01/44	1,194,229	1,068,342
4.000%, due 11/01/47	129,033	114,069
4.000%, due 01/01/48	355,514	314,267
4.000%, due 02/01/48	17,270	15,266
4.000%, due 03/01/48	11,263	9,933
4.000%, due 04/01/48	26,759	23,600
4.000%, due 06/01/48	112,150	98,427
4.000%, due 10/01/48	1,602,664	1,411,359
4.000%, due 12/01/48	155,477	136,446
4.000%, due 04/01/49	547,935	481,669
4.500%, due 09/01/34	526,267	509,146
4.500%, due 01/01/36	10,271	9,931
4.500%, due 05/01/37	1,110	1,047
4.500%, due 05/01/38	27,735	26,072
4.500%, due 12/01/42	134,797	122,780
4.500%, due 01/01/43	160,930	146,584
4.500%, due 02/01/43	255,767	232,966
4.500%, due 06/01/43	391,450	355,340
4.500%, due 02/01/49	58,719	53,482
4.500%, due 06/01/50	340,781	307,405
4.500%, due 12/01/52	475,063	425,302
4.500%, due 03/01/53	503,268	450,825
4.500%, due 06/01/53	197,849	176,758
5.000%, due 10/01/25	6,061	5,987
5.000%, due 11/01/27	1,548	1,523
5.000%, due 09/01/33	73,026	71,718
5.000%, due 06/01/34	3,319	3,251
5.000%, due 04/01/35	25,548	25,023

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

U.S. government agency obligations—(continued)
5.000%, due 05/01/35	$32,949	$32,194
5.000%, due 07/01/35	56,116	54,830
5.000%, due 08/01/35	8,980	8,774
5.000%, due 10/01/35	8,238	8,049
5.000%, due 12/01/35	244	238
5.000%, due 07/01/38	119,517	115,715
5.000%, due 11/01/38	80,242	77,993
5.000%, due 06/01/39	18,597	17,923
5.000%, due 03/01/40	2,025	1,945
5.000%, due 07/01/40	84,592	81,278
5.000%, due 09/01/40	79,063	76,232
5.000%, due 11/01/40	25,933	24,917
5.000%, due 02/01/41	109,406	104,869
5.000%, due 03/01/41	17,983	17,237
5.000%, due 04/01/41	41,333	39,637
5.000%, due 05/01/41	28,511	27,329
5.000%, due 07/01/41	16,980	16,276
5.000%, due 08/01/44	18,915	18,384
5.000%, due 03/01/49	630,484	592,659
5.000%, due 02/01/53	560,746	517,921
5.000%, due 03/01/53	306,939	283,463
5.000%, due 05/01/53	757,261	699,516
5.000%, due 06/01/53	1,515,013	1,403,662
5.000%, due 08/01/53	408,332	376,823
5.500%, due 02/01/32	544	544
5.500%, due 12/01/32	990	988
5.500%, due 02/01/33	24,742	24,718
5.500%, due 05/01/33	240	240
5.500%, due 06/01/33	92,959	92,876
5.500%, due 12/01/33	18,300	18,283
5.500%, due 12/01/34	15,529	15,532
5.500%, due 06/01/35	257,488	257,276
5.500%, due 07/01/35	2,040	2,038
5.500%, due 10/01/35	89,290	89,230
5.500%, due 12/01/35	32,909	32,885
5.500%, due 06/01/36	146,684	146,713
5.500%, due 12/01/36	225,861	224,417
5.500%, due 03/01/37	28,965	28,765
5.500%, due 07/01/37	44,284	43,975
5.500%, due 10/01/37	1,143	1,135
5.500%, due 04/01/38	44,100	43,818
5.500%, due 05/01/38	4,301	4,261
5.500%, due 12/01/38	785	777
5.500%, due 01/01/39	20,798	20,654
5.500%, due 09/01/39	65,971	65,512
5.500%, due 02/01/40	2,644	2,619
5.500%, due 03/01/40	2,413	2,390
5.500%, due 05/01/40	37,906	37,552
5.500%, due 03/01/41	39,262	38,895
6.000%, due 11/01/37	399,944	407,671
7.000%, due 08/01/25	18	18

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

U.S. government agency obligations—(continued)
FHLMC ARM
1 yr. CMT + 2.137%,
4.262%, due 01/01/28[1]	$3,793	$3,768
1 yr. CMT + 2.240%,
4.365%, due 04/01/29[1]	14	14
1 yr. CMT + 2.225%,
4.462%, due 07/01/24[1]	1,541	1,523
1 yr. CMT + 2.415%,
4.568%, due 01/01/29[1]	15,557	15,428
1 yr. CMT + 2.415%,
4.627%, due 11/01/25[1]	12,337	12,157
1 yr. CMT + 2.525%,
4.650%, due 12/01/29[1]	3,760	3,762
1.769% + 1 year RFUCCT,
4.686%, due 10/01/39[1]	490,835	485,429
1 yr. CMT + 2.625%,
4.750%, due 01/01/30[1]	14,487	14,532
1 yr. CMT + 2.150%,
4.810%, due 11/01/27[1]	20,850	20,572
1 yr. CMT + 2.282%,
4.899%, due 07/01/28[1]	29,273	28,898
1 yr. CMT + 2.282%,
5.282%, due 06/01/28[1]	9,396	9,278
1 yr. CMT + 2.222%,
5.285%, due 11/01/29[1]	28,793	28,464
1.765% + 1 year RFUCCT,
5.450%, due 11/01/36[1]	160,844	160,479
1 yr. CMT + 2.494%,
5.574%, due 10/01/27[1]	10,920	10,792
1.864% + 1 year RFUCCT,
5.799%, due 11/01/41[1]	501,696	503,542
1 yr. CMT + 2.444%,
5.830%, due 10/01/27[1]	18,823	18,643
1 yr. CMT + 2.250%,
6.260%, due 09/01/34[1]	238,681	240,344
FNMA
1.500%, due 08/01/51	488,333	339,033
2.000%, due 05/01/28	78,937	73,449
2.000%, due 09/01/31	67,506	60,936
2.000%, due 11/01/31	266,022	240,565
2.000%, due 01/01/32	52,004	46,893
2.500%, due 06/01/28	51,819	49,141
2.500%, due 07/01/28	486,191	458,506
2.500%, due 08/01/28	153,218	144,317
2.500%, due 09/01/30	12,759	11,821
2.500%, due 11/01/30	18,800	17,390
2.500%, due 01/01/33	204,098	177,544
2.500%, due 11/01/50	420,440	322,928
2.500%, due 01/01/51	1,130,051	867,874
2.500%, due 02/01/51	519,776	401,859
2.500%, due 04/01/51	1,499,229	1,156,527

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

U.S. government agency obligations—(continued)
2.500%, due 09/01/51	$1,707,380	$1,322,577
2.500%, due 01/01/52	1,660,343	1,281,224
2.500%, due 03/01/52	750,810	580,802
2.500%, due 04/01/52	1,376,477	1,064,612
3.000%, due 10/01/26	14,844	14,367
3.000%, due 11/01/26	311,907	301,931
3.000%, due 12/01/26	27,067	26,189
3.000%, due 01/01/27	295,162	285,385
3.000%, due 02/01/27	56,538	54,645
3.000%, due 05/01/28	57,991	55,367
3.000%, due 02/01/30	70,013	66,489
3.000%, due 04/01/30	25,742	24,243
3.000%, due 05/01/30	32,114	30,157
3.000%, due 10/01/30	11,026	10,329
3.000%, due 04/01/31	749,382	705,994
3.000%, due 02/01/32	93,481	86,931
3.000%, due 03/01/32	90,512	84,088
3.000%, due 04/01/32	452,248	419,943
3.000%, due 05/01/32	135,338	125,587
3.000%, due 07/01/32	266,776	247,329
3.000%, due 08/01/32	115,854	107,274
3.000%, due 11/01/32	231,983	214,446
3.000%, due 01/01/38	266,475	234,249
3.000%, due 04/01/38	255,166	222,925
3.000%, due 05/01/42	181,846	151,623
3.000%, due 06/01/42	186,182	155,247
3.000%, due 07/01/42	363,549	303,127
3.000%, due 01/01/43	978,277	820,182
3.000%, due 04/01/43	298,105	249,715
3.000%, due 05/01/43	315,147	263,992
3.000%, due 06/01/43	41,502	34,765
3.000%, due 09/01/43	30,018	25,145
3.000%, due 11/01/46	1,164,684	975,253
3.000%, due 12/01/46	2,711,782	2,234,553
3.000%, due 02/01/47	218,831	183,310
3.000%, due 09/01/49	802,772	642,743
3.000%, due 11/01/49	227,851	186,758
3.000%, due 02/01/50	1,605,473	1,285,428
3.000%, due 03/01/50	3,604,417	2,943,073
3.000%, due 07/01/50	593,429	478,485
3.000%, due 12/01/50	469,304	377,372
3.000%, due 02/01/51	1,976,685	1,590,430
3.000%, due 04/01/51	3,357,282	2,701,042
3.000%, due 05/01/51	3,520,173	2,831,850
3.000%, due 08/01/51	448,786	359,087
3.000%, due 10/01/51	186,594	150,040
3.000%, due 11/01/51	240,603	193,454
3.000%, due 12/01/51	434,265	349,165
3.000%, due 02/01/52	123,371	99,479
3.000%, due 03/01/52	986,716	793,256
3.000%, due 04/01/52	4,161,860	3,347,554
3.000%, due 07/01/52	482,188	387,082

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

U.S. government agency obligations—(continued)
3.000%, due 02/01/57	$574,251	$460,387
3.000%, due 05/01/58	603,642	483,169
3.500%, due 11/01/25	42,949	41,923
3.500%, due 08/01/26	163,715	159,808
3.500%, due 06/01/28	91,636	85,690
3.500%, due 08/01/29	15,629	14,959
3.500%, due 09/01/32	423,644	412,495
3.500%, due 11/01/33	44,583	41,416
3.500%, due 02/01/34	70,753	65,727
3.500%, due 01/01/35	131,827	121,477
3.500%, due 02/01/35	130,367	120,133
3.500%, due 04/01/35	127,180	116,847
3.500%, due 05/01/35	809,163	758,466
3.500%, due 03/01/42	179,239	155,563
3.500%, due 04/01/42	11,815	10,254
3.500%, due 07/01/42	311	270
3.500%, due 09/01/42	62,614	54,343
3.500%, due 12/01/42	725,506	629,803
3.500%, due 03/01/43	438,786	379,418
3.500%, due 05/01/43	1,882	1,628
3.500%, due 07/01/43	2,544,919	2,208,048
3.500%, due 08/01/43	6,004,238	5,210,850
3.500%, due 01/01/44	85,036	73,804
3.500%, due 06/01/45	1,334,980	1,140,690
3.500%, due 08/01/45	21,319	18,216
3.500%, due 10/01/45	8,024	6,917
3.500%, due 09/01/46	568,339	489,291
3.500%, due 02/01/47	1,580,718	1,366,803
3.500%, due 08/01/47	147,390	126,480
3.500%, due 09/01/47	202,353	173,942
3.500%, due 11/01/47	271,066	231,435
3.500%, due 12/01/47	266,354	227,503
3.500%, due 02/01/48	229,593	194,552
3.500%, due 03/01/48	852,938	722,761
3.500%, due 02/01/50	93,980	79,490
3.500%, due 03/01/50	4,123,744	3,458,389
3.500%, due 04/01/50	347,737	291,575
3.500%, due 02/01/52	488,824	407,973
3.500%, due 03/01/52	297,186	247,960
3.500%, due 08/01/52	1,711,272	1,427,820
3.500%, due 06/01/56	750,409	630,771
3.500%, due 01/01/57	675,531	564,933
3.500%, due 01/01/59	1,019,065	845,560
3.575%, due 02/01/26	500,000	477,385
4.000%, due 07/01/25	706	693
4.000%, due 09/01/25	473	464
4.000%, due 10/01/25	807	792
4.000%, due 11/01/25	1,766	1,729
4.000%, due 01/01/26	36,297	35,520
4.000%, due 02/01/26	80,297	78,560
4.000%, due 03/01/26	8,708	8,543
4.000%, due 04/01/26	179,913	176,644

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

U.S. government agency obligations—(continued)
4.000%, due 08/01/32	$1,073	$1,015
4.000%, due 06/01/33	38,778	36,643
4.000%, due 07/01/33	259,495	245,206
4.000%, due 08/01/33	784,502	741,585
4.000%, due 07/01/34	354,057	334,537
4.000%, due 07/01/35	721,559	684,533
4.000%, due 04/01/37	559,001	519,471
4.000%, due 03/01/38	428,179	398,417
4.000%, due 07/01/38	506,036	467,899
.000%, due 08/01/38	229,179	212,852
4.000%, due 09/01/38	277,977	257,028
4.000%, due 05/01/39	52,623	47,604
4.000%, due 09/01/39	136,930	123,875
4.000%, due 09/01/40	939,823	850,476
4.000%, due 12/01/40	742,405	671,908
4.000%, due 11/01/41	291,795	263,076
4.000%, due 12/01/41	376,743	339,663
4.000%, due 07/01/42	1,587,898	1,429,894
4.000%, due 09/01/42	2,398,558	2,157,162
4.000%, due 10/01/42	1,927,364	1,733,390
4.000%, due 08/01/44	100,742	90,830
4.000%, due 12/01/44	4,972	4,416
4.000%, due 06/01/45	10,264	9,094
4.000%, due 08/01/45	836,385	740,862
4.000%, due 02/01/47	72,103	63,721
4.000%, due 03/01/47	30,515	26,932
4.000%, due 04/01/47	110,490	97,554
4.000%, due 05/01/47	205,570	181,505
4.000%, due 06/01/47	5,242	4,625
4.000%, due 11/01/47	23,727	20,942
4.000%, due 01/01/48	95,596	84,371
4.000%, due 02/01/48	192,709	169,002
4.000%, due 03/01/48	105,003	92,196
4.000%, due 12/01/48	245,342	214,934
4.000%, due 06/01/49	747,969	657,928
4.490%, due 04/01/33	300,000	275,276
4.500%, due 06/01/29	7,266	6,999
4.500%, due 06/01/35	12,948	12,508
4.500%, due 12/01/38	142,668	133,868
4.500%, due 01/01/39	509	478
4.500%, due 02/01/39	57,990	54,294
4.500%, due 03/01/39	3,539	3,319
4.500%, due 06/01/39	22,863	21,442
4.500%, due 07/01/39	1,760	1,650
4.500%, due 08/01/39	60,756	56,499
4.500%, due 10/01/39	1,832	1,718
4.500%, due 12/01/39	137,398	128,852
4.500%, due 01/01/40	1,508	1,414
4.500%, due 02/01/40	1,504	1,411
4.500%, due 03/01/40	32,414	30,140
4.500%, due 08/01/40	24,032	22,346
4.500%, due 11/01/40	267,372	248,645

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value

U.S. government agency obligations—(continued)
4.500%, due 07/01/41	$168,256	$156,277
4.500%, due 08/01/41	313,492	291,176
4.500%, due 01/01/42	823,703	765,927
4.500%, due 08/01/42	1,967	1,820
4.500%, due 09/01/42	103,006	93,823
4.500%, due 05/01/43	504,109	457,718
4.500%, due 06/01/43	1,133,763	1,029,176
4.500%, due 07/01/43	1,940,873	1,761,831
4.500%, due 09/01/43	135,766	125,163
4.500%, due 11/01/43	28,479	26,248
4.500%, due 07/01/44	123,345	113,634
4.500%, due 12/01/44	912	827
4.500%, due 09/01/48	151,880	138,334
4.500%, due 01/01/49	139,550	126,255
4.500%, due 07/01/52	2,999,829	2,680,444
4.500%, due 05/01/53	121,010	108,110
4.500%, due 07/01/53	177,189	158,294
4.500%, due 08/01/53	4,460,736	4,013,002
4.500%, due 04/01/59	700,274	640,556
4.700%, due 04/01/33	313,000	291,025
5.000%, due 03/01/25	1,660	1,641
5.000%, due 03/01/33	465	456
5.000%, due 05/01/37	3,434	3,332
5.000%, due 09/01/37	7,387	7,168
5.000%, due 06/01/38	32,986	31,886
5.000%, due 06/01/48	93,347	87,617
5.000%, due 07/01/48	35,653	33,464
5.000%, due 03/01/49	31,226	29,303
5.000%, due 06/01/53	809,877	749,438
5.000%, due 08/01/53	88,596	81,759
5.500%, due 11/01/32	20,195	20,136
5.500%, due 12/01/33	469	468
5.500%, due 04/01/34	11,184	11,170
5.500%, due 01/01/35	61,620	61,543
5.500%, due 05/01/37	70,156	69,570
5.500%, due 07/01/37	35,431	35,136
5.500%, due 06/01/38	55,261	54,666
5.500%, due 11/01/39	137,616	136,134
5.500%, due 07/01/40	161,200	159,463
5.500%, due 02/01/42	92,390	91,617
5.500%, due 08/01/53	498,903	473,845
5.610%, due 10/01/28	883,000	874,785
6.000%, due 12/01/32	4,138	4,195
6.000%, due 02/01/33	7,510	7,614
6.000%, due 09/01/34	44,105	44,586
6.000%, due 05/01/35	9,915	10,019
6.000%, due 06/01/35	5,494	5,552
6.000%, due 07/01/35	18,095	18,287
6.000%, due 09/01/35	698	705
6.000%, due 01/01/36	9,590	9,691
6.000%, due 06/01/36	190	193
6.000%, due 09/01/36	15,120	15,369

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
6.000%, due 12/01/36	$53,788	$54,674
6.000%, due 03/01/37	4,729	4,813
6.000%, due 10/01/37	17,093	17,394
6.000%, due 11/01/38	140,195	142,698
6.000%, due 05/01/39	17,383	17,693
6.000%, due 11/01/40	194,900	198,367
6.000%, due 05/01/49	327,599	319,253
6.500%, due 10/01/36	188,541	195,007
6.500%, due 02/01/37	2,629	2,720
6.500%, due 07/01/37	26,577	27,512
6.500%, due 08/01/37	12,114	12,540
6.500%, due 09/01/37	20,970	21,708
6.500%, due 12/01/37	38,256	39,602
6.500%, due 05/01/40	396,944	411,570
FNMA ARM
1 yr. CMT + 2.098%,
3.694%, due 05/01/30[1]	11,677	11,359
1.790% + 1 year RFUCCT,
4.275%, due 02/01/42[1]	64,444	64,279
1 yr. CMT + 2.504%,
4.629%, due 12/01/27[1]	8,062	8,062
1 yr. CMT + 2.132%,
4.631%, due 09/01/41[1]	96,030	96,248
1 yr. CMT + 2.284%,
4.830%, due 05/01/35[1]	66,506	66,924
1.730% + 1 year RFUCCT,
5.240%, due 05/01/38[1]	443,940	443,131
1 yr. CMT + 2.241%,
5.305%, due 01/01/36[1]	149,053	149,856
1 yr. CMT + 2.237%,
5.603%, due 10/01/37[1]	712,090	719,806
1 yr. MTA + 1.200%,
5.826%, due 03/01/44[1]	64,776	63,411
1 yr. CMT + 2.095%,
6.095%, due 09/01/26[1]	5	5
GNMA
3.000%, due 11/15/42	30,322	25,547
3.000%, due 02/15/43	386,433	325,574
3.000%, due 05/15/43	399,405	335,162
3.000%, due 06/15/43	125,354	105,453
3.000%, due 07/15/43	23,267	19,573
3.000%, due 01/15/45	263,017	220,318
3.000%, due 02/15/45	19,163	15,990
3.000%, due 07/15/45	367,688	306,816
3.000%, due 10/15/45	668,957	556,452
3.500%, due 11/15/42	269,758	232,570
3.500%, due 03/15/45	117,876	102,159
3.500%, due 04/15/45	111,932	95,891
4.000%, due 12/15/41	746,108	672,908
4.000%, due 01/15/47	36,782	32,756
4.000%, due 02/15/47	177,644	158,200

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 04/15/47	$333,498	$296,982
4.000%, due 05/15/47	57,765	51,440
4.000%, due 06/15/47	43,749	38,958
4.000%, due 07/15/47	55,583	49,497
4.000%, due 08/15/47	87,878	78,256
4.000%, due 12/15/47	19,087	16,997
4.000%, due 07/15/49	31,597	28,124
4.500%, due 09/15/39	211,643	196,816
4.500%, due 06/15/40	104,898	97,544
4.500%, due 12/15/45	9,439	8,635
4.500%, due 08/15/46	7,922	7,251
4.500%, due 09/15/46	138,457	126,722
4.500%, due 10/15/46	175,167	160,320
4.500%, due 01/15/47	270,667	247,725
5.000%, due 12/15/34	9,155	9,023
5.000%, due 04/15/38	48,622	47,029
5.000%, due 12/15/39	3,842	3,709
5.000%, due 05/15/40	88,233	85,212
5.000%, due 05/15/41	31,432	30,300
5.500%, due 08/15/35	9,809	9,763
5.500%, due 02/15/38	891	887
5.500%, due 04/15/38	80,514	79,953
5.500%, due 05/15/38	79,256	78,682
5.500%, due 06/15/38	52,078	51,668
5.500%, due 10/15/38	228,820	227,366
5.500%, due 11/15/38	12,718	12,626
5.500%, due 12/15/38	2,681	2,664
5.500%, due 03/15/39	27,548	27,315
5.500%, due 05/15/39	20,547	20,401
5.500%, due 09/15/39	107,918	107,144
5.500%, due 01/15/40	3,620	3,591
5.500%, due 03/15/40	134,051	133,206
6.500%, due 02/15/29	123	124
6.500%, due 01/15/36	7,980	8,071
6.500%, due 09/15/36	72,239	73,880
6.500%, due 02/15/37	1,109	1,126
6.500%, due 04/15/37	4,471	4,602
6.500%, due 01/15/38	5,087	5,213
6.500%, due 06/15/38	12,237	12,563
6.500%, due 07/15/38	1,016	1,025
6.500%, due 11/15/38	2,066	2,149
GNMA II
2.500%, due 09/20/51	5,609,479	4,465,901
3.000%, due 01/20/43	438,682	370,261
3.000%, due 02/20/43	443,420	374,260
3.000%, due 11/20/43	90,381	76,271
3.000%, due 09/20/47	458,137	383,970
3.000%, due 02/20/48	282,525	236,788
3.000%, due 04/20/50	1,675,509	1,393,110
3.000%, due 10/20/51	163,035	134,566
3.000%, due 02/20/53	951,509	788,785
3.500%, due 04/20/45	3,621	3,139

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 11/20/45	$532,461	$463,305
3.500%, due 12/20/45	214,749	186,994
3.500%, due 04/20/46	343,043	297,508
3.500%, due 05/20/46	356,782	306,713
3.500%, due 04/20/47	312,293	269,704
3.500%, due 07/20/47	2,282,780	1,977,856
3.500%, due 08/20/47	239,250	206,621
3.500%, due 09/20/47	88,960	76,828
3.500%, due 11/20/47	306,428	264,638
3.500%, due 12/20/47	82,928	71,619
3.500%, due 01/20/48	1,504,262	1,299,117
3.500%, due 02/20/48	1,175,946	1,015,537
3.500%, due 03/20/48	1,763,955	1,523,394
3.500%, due 09/20/48	494,503	427,064
3.500%, due 02/20/53	381,706	327,054
3.750%, due 05/20/30	318,114	303,473
4.000%, due 12/20/40	118,100	104,145
4.000%, due 07/20/41	43,334	38,973
4.000%, due 12/20/47	55,649	49,593
4.000%, due 01/20/48	142,718	127,187
4.000%, due 03/20/48	198,080	176,459
4.000%, due 04/20/48	428,789	381,226
4.000%, due 05/20/48	128,659	114,433
4.000%, due 06/20/48	151,262	134,697
4.000%, due 07/20/48	42,851	38,162
4.500%, due 07/20/40	17,754	16,506
4.500%, due 08/20/40	12,815	11,914
4.500%, due 09/20/40	53,352	49,602
4.500%, due 10/20/40	14,517	13,497
4.500%, due 01/20/41	68,795	63,958
4.500%, due 02/20/41	16,726	15,550
4.500%, due 03/20/41	103,164	95,906
4.500%, due 04/20/41	13,616	12,658
4.500%, due 06/20/41	117,520	109,252
4.500%, due 07/20/41	30,380	28,242
4.500%, due 09/20/41	3,024	2,811
4.500%, due 12/20/41	27,167	25,256
4.500%, due 05/20/43	6,446	5,993
4.500%, due 07/20/43	4,299	3,997
4.500%, due 10/20/44	54,456	49,303
4.500%, due 08/20/45	72,075	66,553
4.500%, due 04/20/48	20,457	18,783
4.500%, due 05/20/48	57,622	52,905
4.500%, due 06/20/48	141,749	129,725
4.500%, due 10/20/48	168,199	150,902
4.500%, due 01/20/49	136,621	125,032
4.500%, due 02/20/49	238,646	218,402
5.000%, due 12/20/33	71,427	68,746
5.000%, due 01/20/34	37,510	36,107
5.000%, due 02/20/38	48,435	46,732
5.000%, due 04/20/38	57,931	55,904
5.000%, due 08/20/41	7,695	7,426

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 12/20/42	$9,992	$9,643
5.000%, due 08/20/43	817,631	789,079
5.000%, due 09/20/48	88,029	83,176
5.000%, due 10/20/48	131,185	123,953
5.000%, due 11/20/48	199,737	188,726
5.000%, due 12/20/48	182,441	172,383
5.500%, due 09/20/48	33,120	31,769
6.000%, due 10/20/38	1,229	1,252
6.500%, due 09/20/32	603	606
6.500%, due 12/20/38	4,583	4,755
9.000%, due 04/20/25	830	831
9.000%, due 12/20/26	909	916
9.000%, due 01/20/27	4,237	4,275
9.000%, due 09/20/30	736	748
9.000%, due 10/20/30	2,261	2,340
9.000%, due 11/20/30	2,752	2,799
GNMA II ARM
1 yr. CMT + 1.500%,
2.625%, due 08/20/25[1]	1,825	1,783
1 yr. CMT + 1.500%,
2.625%, due 09/20/25[1]	3,022	2,950
1 yr. CMT + 1.500%,
2.625%, due 08/20/26[1]	4,123	3,999
1 yr. CMT + 1.500%,
2.625%, due 07/20/27[1]	1,681	1,630
1 yr. CMT + 1.500%,
2.625%, due 07/20/30[1]	10,750	10,409
1 yr. CMT + 1.500%,
3.000%, due 09/20/26[1]	477	465
1 yr. CMT + 1.500%,
3.000%, due 08/20/27[1]	5,591	5,428
1 yr. CMT + 1.500%,
3.000%, due 07/20/30[1]	4,336	4,230
1 yr. CMT + 1.500%,
3.000%, due 08/20/30[1]	19,058	18,549
1 yr. CMT + 1.500%,
3.500%, due 07/20/30[1]	4,745	4,641
1 yr. CMT + 1.500%,
3.500%, due 08/20/30[1]	1,038	1,014
1 yr. CMT + 1.500%,
3.500%, due 10/20/30[1]	3,160	3,077
1 yr. CMT + 1.500%,
3.625%, due 01/20/24[1]	541	538
1 yr. CMT + 1.500%,
3.625%, due 01/20/25[1]	270	265
1 yr. CMT + 1.500%,
3.625%, due 02/20/25[1]	645	634
1 yr. CMT + 1.500%,
3.625%, due 03/20/25[1]	1,679	1,649

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 1.500%,
3.625%, due 03/20/26[1]	$1,684	$1,643
1 yr. CMT + 1.500%,
3.625%, due 01/20/27[1]	27,737	26,975
1 yr. CMT + 1.500%,
3.625%, due 02/20/27[1]	1,735	1,687
1 yr. CMT + 1.500%,
3.625%, due 01/20/28[1]	2,465	2,393
1 yr. CMT + 1.500%,
3.625%, due 02/20/28[1]	1,078	1,046
1 yr. CMT + 1.500%,
3.875%, due 04/20/24[1]	1,559	1,545
1 yr. CMT + 1.500%,
3.875%, due 04/20/26[1]	17,197	16,777
1 yr. CMT + 1.500%,
3.875%, due 06/20/26[1]	6,315	6,155
1 yr. CMT + 1.500%,
3.875%, due 04/20/27[1]	4,605	4,476
1 yr. CMT + 1.500%,
3.875%, due 04/20/30[1]	1,970	1,920
1 yr. CMT + 1.500%,
3.875%, due 05/20/30[1]	21,126	20,618
1 yr. CMT + 1.500%,
4.000%, due 05/20/25[1]	538	528
1 yr. CMT + 1.500%,
4.000%, due 04/20/27[1]	857	834
1 yr. CMT + 1.500%,
4.000%, due 04/20/30[1]	1,768	1,719
1 yr. CMT + 1.500%,
4.000%, due 05/20/30[1]	82,451	80,630
1 yr. CMT + 1.500%,
4.500%, due 05/20/25[1]	2,585	2,547
1 yr. CMT + 1.500%,
4.500%, due 06/20/25[1]	2,870	2,826
GNMA II TBA
2.000%	6,700,000	5,164,166
3.000%	17,450,000	14,367,791
4.500%	9,860,000	8,901,953
5.000%	5,000,000	4,650,575
5.500%	500,000	477,885
4.000%	4,550,000	4,027,226
UMBS TBA
1.500%	3,000,000	2,081,805
2.000%	35,550,000	26,298,454
2.500%	16,150,000	12,392,589
3.000%	1,350,000	1,206,436
3.500%	1,500,000	1,369,629
4.500%	3,000,000	2,842,542
4.500%	14,600,000	13,040,691
5.000%	2,200,000	2,122,175
5.000%	25,400,000	23,414,685
5.500%	3,300,000	3,130,202
6.000%	11,900,000	11,574,464
6.500%	14,600,000	14,513,743
6.500%	5,000,000	4,966,755
Total U.S. government agency obligations (cost—$353,229,047)		323,021,074

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Short-term investments—2.3%
Investment companies: 0.0%†
State Street Institutional U.S. Government Money Market Fund, 5.301%[6] (cost $26,214)	$26,214	$26,214

	Face amount
Short-term U.S. Treasury obligations—2.3%
U.S. Treasury Bills
5.417% due 11/09/23[6,7]	260,000	259,695
5.417% due 11/16/23[6,7]	142,000	141,688
5.422% due 11/09/23[6,7]	1,489,000	1,487,252
5.453% due 12/28/23[6,7]	294,000	291,527
5.454% due 01/25/24[6]	433,000	427,569
5.455% due 12/21/23[6,7]	6,000	5,956
5.457% due 12/28/23[6,7]	291,000	288,552
5.461% due 12/28/23[6,7]	274,000	271,693
5.468% due 01/04/24[6,7]	525,000	520,029
5.480% due 01/11/24[6,7]	493,000	487,812
Total short-term U.S. Treasury obligations (cost—$4,181,773)		4,181,773
Total Short-term investments (cost—$4,207,987)		4,207,987

	Number of contracts	Notional amount
Options Purchased: 0.2%
Put swaptions: 0.2%
UMBS TBA strike @ 97.555, expires 11/06/23 (Counterparty: JPMCB)	4,500,000	438,975,000	118,283
UMBS TBA strike @ 94.625, expires 11/06/23 (Counterparty: BOA)	4,500,000	425,835,000	109,026
UMBS TBA strike @ 94.594, expires 11/06/23 (Counterparty: MSCI)	1,000,000	94,590,000	23,925
UMBS TBA strike @ 95.953, expires 11/06/23 (Counterparty: JPMCB)	4,500,000	431,775,000	49,651
UMBS TBA strike @ 95.953, expires 11/06/23 (Counterparty: JPMCB)	2,000,000	191,900,000	22,067
Total Options Purchased (cost—$101,777)			322,952

Swaptions Purchased: 1.2%
Call swaptions: 0.0%†
7 Year USD SOFR Interest Rate Swap strike @ 2.770, expires 12/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/26/30	7,300,000	7,300,000	110
7 Year USD SOFR Interest Rate Swap strike @ 2.800, expires 12/20/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/22/30	700,000	700,000	11
7 Year USD SOFR Interest Rate Swap strike @ 2.800, expires 12/20/23 (Counterparty: BB; pay floating rate); underlying swap terminates 12/22/30	800,000	800,000	12
10 Year USD SOFR Interest Rate Swap strike @ 2.875, expires 01/03/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/05/34	100,000	100,000	2

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Swaptions Purchased—(continued)
Call swaptions—(continued)
10 Year USD SOFR Interest Rate Swap strike @ 2.040, expires 01/11/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/16/34	3,000,000	3,000,000	$3
10 Year USD SOFR Interest Rate Swap strike @ 1.500, expires 01/24/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 01/26/34[3]	200,000	200,000	0
10 Year USD SOFR Interest Rate Swap strike @ 2.433, expires 02/27/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/28/34	1,300,000	1,300,000	79
7 Year USD SOFR Interest Rate Swap strike @ 3.210, expires 03/08/24 (Counterparty: BB; pay floating rate); underlying swap terminates 03/12/31	2,300,000	2,300,000	2,791
7 Year USD SOFR Interest Rate Swap strike @ 2.513, expires 04/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/09/31	2,200,000	2,200,000	803
7 Year USD SOFR Interest Rate Swap strike @ 2.670, expires 04/11/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/15/31	2,300,000	2,300,000	1,349
7 Year USD SOFR Interest Rate Swap strike @ 2.732, expires 04/24/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/26/31	1,600,000	1,600,000	1,317
Total call swaptions			6,477

Put swaptions: 1.2%
7 Year USD SOFR Interest Rate Swap strike @ 3.520, expires 12/21/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/26/30	7,300,000	7,300,000	426,899
7 Year USD SOFR Interest Rate Swap strike @ 3.550, expires 12/20/23 (Counterparty: BNP; pay floating rate); underlying swap terminates 12/22/30	2,200,000	2,200,000	125,139
7 Year USD SOFR Interest Rate Swap strike @ 3.550, expires 12/20/23 (Counterparty: BB; pay floating rate); underlying swap terminates 12/22/30	2,200,000	2,200,000	125,139
10 Year USD SOFR Interest Rate Swap strike @ 3.625, expires 01/03/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/05/34	100,000	100,000	7,211

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
10 Year USD SOFR Interest Rate Swap strike @ 4.040, expires 01/11/24 (Counterparty: DB; pay floating rate); underlying swap terminates 01/16/34	3,000,000	3,000,000	$128,292
1 Year USD SOFR Interest Rate Swap strike @ 4.600, expires 01/31/24 (Counterparty: DB; pay floating rate); underlying swap terminates 02/02/25	16,000,000	16,000,000	103,893
1 Year USD SOFR Interest Rate Swap strike @ 4.100, expires 02/01/24 (Counterparty: DB; pay floating rate); underlying swap terminates 02/05/25	15,500,000	15,500,000	168,299
1 Year USD SOFR Interest Rate Swap strike @ 4.100, expires 02/01/24 (Counterparty: GSI; pay floating rate); underlying swap terminates 02/05/25	14,000,000	14,000,000	152,012
1 Year USD SOFR Interest Rate Swap strike @ 4.600, expires 02/02/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 02/06/25	27,500,000	27,500,000	177,116
7 Year USD SOFR Interest Rate Swap strike @ 3.710, expires 03/08/24 (Counterparty: BB; pay floating rate); underlying swap terminates 03/12/31	2,300,000	2,300,000	111,011
7 Year USD SOFR Interest Rate Swap strike @ 3.013, expires 04/05/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/09/31	2,200,000	2,200,000	187,458
7 Year USD SOFR Interest Rate Swap strike @ 3.170, expires 04/11/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/15/31	2,300,000	2,300,000	175,819
7 Year USD SOFR Interest Rate Swap strike @ 3.232, expires 04/24/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 04/26/31	1,600,000	1,600,000	116,937
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 06/14/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/18/25	8,500,000	8,500,000	26,430
1 Year USD SOFR Interest Rate Swap strike @ 5.000, expires 12/16/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/18/25	4,300,000	4,300,000	12,733
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 12/16/24 (Counterparty: DB; pay floating rate); underlying swap terminates 12/18/25	10,000,000	10,000,000	16,235

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Swaptions Purchased—(continued)
Put swaptions—(continued)
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/21/25 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/23/26	16,400,000	16,400,000	$27,417
10 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 01/28/25 (Counterparty: DB; pay floating rate); underlying swap terminates 01/30/35	6,800,000	6,800,000	107,397
1 Year USD SOFR Interest Rate Swap strike @ 5.500, expires 02/21/24 (Counterparty: BB; pay floating rate); underlying swap terminates 02/23/25	16,800,000	16,800,000	15,663
1 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 02/21/24 (Counterparty: BB; pay floating rate); underlying swap terminates 01/23/26	7,000,000	7,000,000	13,506
10 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 08/19/24 (Counterparty: GSI; pay floating rate); underlying swap terminates 01/30/35	6,300,000	6,300,000	13,242
7 Year USD SOFR Interest Rate Swap strike @ 5.250, expires 03/03/25 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 10/10/30	8,000,000	8,000,000	18,561
1 Year USD SOFR Interest Rate Swap strike @ 5.300, expires 03/13/25 (Counterparty: GSI; pay floating rate); underlying swap terminates 03/17/26	3,000,000	3,000,000	6,675
7 Year USD SOFR Interest Rate Swap strike @ 4.600, expires 11/06/23 (Counterparty: BB; pay floating rate); underlying swap terminates 11/08/30	4,000,000	4,000,000	10,141
7 Year USD SOFR Interest Rate Swap strike @ 4.600, expires 11/06/23 (Counterparty: DB; pay floating rate); underlying swap terminates 11/08/30	5,300,000	5,300,000	13,438
7 Year USD SOFR Interest Rate Swap strike @ 4.600, expires 11/06/23 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 11/08/30	6,100,000	6,100,000	15,466
7 Year USD SOFR Interest Rate Swap strike @ 4.460, expires 11/06/23 (Counterparty: MSCI; pay floating rate); underlying swap terminates 11/08/30	1,500,000	1,500,000	9,831
Total put swaptions			2,311,960
Total swaptions purchased (cost—$1,188,020)			2,318,437
Total investments before investments sold short (cost—$407,486,832)—200.8%			373,263,059

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short: (34.0)%
U.S. government agency obligations: (34.0)%
GNMA II TBA
2.500%	$(3,900,000)	$(3,102,364)
3.500%	(1,400,000)	(1,192,737)
UMBS TBA
3.000%	(39,250,000)	(31,393,210)
3.500%	(5,850,000)	(4,873,278)
4.000%	(3,500,000)	(3,263,134)
4.000%	(11,500,000)	(9,933,987)
4.000%	(10,925,000)	(9,441,003)
Total U.S.government agency obligations (cost—(64,431,326))		(63,199,713)
Total investments sold short (Proceeds—$(64,431,326))		(63,199,713)
Total investments (cost—$343,055,506)—166.8%		310,063,346
Liabilities in excess of other assets—(66.8)%		(124,211,789)
Net assets—100.0%		$185,851,557

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

	Face amount	Value
Reverse Repurchase Agreement: (14.1)%
Reverse repurchase agreement dated 10/12/23 with Wells Fargo, 5.300% to be repurchased 11/13/23 for $(26,400,498), collateralized by $23,270,267 Federal National Mortgage Association Obligation, 2.500% to 3.500% due 07/1/43 to 01/01/52, and $9,131,861 Government National Mortgage Association Obligation, 2.500% to 3.500% due 03/20/48 to 09/20/51; (value—$(32,402,129); proceeds: $(26,273,219)	$(26,273,219)	(26,273,219)
(cost—$(26,273,219))		(26,273,219)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	132,900,000	1,500,000	UMBS TBA, strike @ 88.602	MSCI	11/06/23	$11,895	$(694)	$11,201
USD	113,328,000	1,200,000	UMBS TBA, strike @ 94.438	BOA	11/06/23	6,421	(244)	6,177
USD	349,465,000	3,700,000	UMBS TBA, strike @ 94.453	CITI	11/06/23	19,801	(731)	19,070
USD	93,080,000	1,000,000	UMBS TBA, strike @ 93.078	CITI	11/06/23	9,688	(1,902)	7,786
USD	44,565,000	500,000	UMBS TBA, strike @ 89.125	BOA	11/06/23	1,758	(102)	1,656
USD	44,545,000	500,000	UMBS TBA, strike @ 89.094	BOA	11/06/23	1,758	(107)	1,651

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	93,880,000	1,000,000	UMBS TBA, strike @ 93.875	CITI	11/06/23	$8,438	$(565)	$7,873
USD	133,125,000	1,500,000	UMBS TBA, strike @ 88.750	CITI	11/06/23	2,812	(554)	2,258
USD	130,575,000	1,500,000	UMBS TBA, strike @ 87.047	BOA	11/06/23	7,148	(5,014)	2,134
USD	263,910,000	3,000,000	UMBS TBA, strike @ 87.969	CIT	12/06/23	15,937	(16,276)	(339)
Total						$85,656	$(26,189)	$59,467

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD	184,400,000	2,000,000	UMBS TBA, strike @ 92.203	JPMCB	11/06/23	$14,453	$(10,368)	$4,085
USD	138,630,000	1,500,000	UMBS TBA, strike @ 92.422	JPMCB	11/06/23	10,957	(9,442)	1,515
USD	184,680,000	2,000,000	UMBS TBA, strike @ 92.344	CITI	11/06/23	14,531	(11,761)	2,770
USD	86,470,000	1,000,000	UMBS TBA, strike @ 86.469	JPMCB	11/06/23	8,906	(6,206)	2,700
USD	138,570,000	1,500,000	UMBS TBA, strike @ 92.375	CITI	11/06/23	10,898	(9,066)	1,832
USD	314,685,000	3,500,000	UMBS TBA, strike @ 89.906	BOA	11/06/23	28,164	(28,966)	(802)
USD	127,125,000	1,500,000	UMBS TBA, strike @ 84.750	CITI	11/06/23	3,516	(1,905)	1,611
USD	126,690,000	1,500,000	UMBS TBA, strike @ 84.461	CITI	11/06/23	4,571	(1,409)	3,162
Total						$95,996	$(79,123)	$16,873
Total equity options written						$181,652	$(105,312)	$76,340

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	15,500	15,500,000	1 Year USD SOFR Interest Rate Swap	DB	Pay	02/01/24	$17,050	$(99,856)	$(82,806)
USD	14,000	14,000,000	1 Year USD SOFR Interest Rate Swap	GSI	Pay	02/01/24	13,020	(90,192)	(77,172)
USD	3,700	3,700,000	7 Year USD SOFR Interest Rate Swap	JPMCB	Pay	11/06/23	26,122	(112,842)	(86,720)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	4,000	4,000,000	7 Year USD SOFR Interest Rate Swap	BB	Pay	11/06/23	$26,800	$(82,675)	$(55,875)
USD	1,000	1,000,000	7 Year USD SOFR Interest Rate Swap	BB	Pay	11/06/23	6,650	(19,981)	(13,331)
USD	4,300	4,300,000	7 Year USD SOFR Interest Rate Swap	MSCI	Pay	11/06/23	33,110	(49,124)	(16,014)
USD	2,000	2,000,000	7 Year USD SOFR Interest Rate Swap	JPMCB	Pay	11/06/23	7,100	(15,190)	(8,090)
Total							$129,852	$(469,860)	$(340,008)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
74	USD	3 Month SOFR Futures	December 2023	$17,557,464	$17,510,250	$(47,214)
381	USD	3 Month SOFR Futures	June 2024	90,473,738	90,130,312	(343,426)
U.S. Treasury futures buy contracts:
148	USD	U.S. Treasury Note 10 Year Futures	December 2023	16,295,241	15,713,437	(581,804)
1	USD	U.S. Treasury Note 5 Year Futures	December 2023	106,283	104,477	(1,806)
Total				$124,432,726	$123,458,476	$(974,250)
Interest rate futures sell contracts:
37	USD	3 Month SOFR Futures	March 2024	$(8,807,932)	$(8,746,800)	$61,132
210	USD	3 Month SOFR Futures	December 2024	(49,920,674)	(49,919,625)	1,049
208	USD	3 Month SOFR Futures	September 2024	(49,605,113)	(49,309,000)	296,113
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	December 2023	(3,034,729)	(3,036,328)	(1,599)
Total				$(111,368,448)	$(111,011,753)	$356,695
Net unrealized appreciation (depreciation)						$(617,555)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	3,400	04/17/25	Annual	3.750%	12 Month SOFR	$(95,384)	$(95,384)
USD	3,400	04/18/25	Annual	3.750	12 Month SOFR	(95,350)	(95,350)
USD	6,600	04/24/25	Annual	4.000	12 Month SOFR	(132,492)	(132,492)
USD	3,600	04/25/25	Annual	4.000	12 Month SOFR	(83,303)	(83,303)
USD	18,600	06/21/25	Annual	12 Month SOFR	3.750%	461,460	320,335
USD	1,700	06/21/26	Annual	12 Month SOFR	3.500	54,188	54,426
USD	3,000	12/21/27	Annual	12 Month SOFR	2.000	305,285	130,945
USD	17,500	06/15/29	Annual	1.750	12 Month SOFR	(2,464,126)	(1,405,645)
USD	2,300	11/09/29	Annual	12 Month SOFR	3.205	192,967	192,967
USD	2,300	11/09/29	Annual	12 Month SOFR	3.218	191,182	191,182
USD	2,400	11/09/29	Annual	12 Month SOFR	3.217	199,569	199,569
USD	1,300	12/21/29	Annual	12 Month SOFR	2.000	206,065	105,992
USD	1,400	03/08/30	Annual	12 Month SOFR	3.513	91,044	91,044
USD	1,400	03/08/30	Annual	12 Month SOFR	3.513	91,087	91,087
USD	500	03/08/30	Annual	12 Month SOFR	3.635	28,783	28,783
USD	2,900	04/10/30	Annual	3.560	12 Month SOFR	(179,083)	(179,083)
USD	2,900	05/08/30	Annual	3.560	12 Month SOFR	(177,806)	(177,806)
USD	400	05/08/30	Annual	3.550	12 Month SOFR	(24,859)	(24,859)
USD	6,400	06/21/30	Annual	12 Month SOFR	3.000	561,073	480,061
USD	350	07/10/30	Annual	3.740	12 Month SOFR	(17,143)	(17,143)
USD	2,200	10/06/30	Annual	4.123	12 Month SOFR	(52,044)	(52,044)
USD	4,900	10/10/30	Annual	12 Month SOFR	4.185	97,047	97,047
USD	1,300	10/10/30	Annual	4.145	12 Month SOFR	(28,846)	(28,846)
USD	3,000	10/10/30	Annual	4.135	12 Month SOFR	(68,356)	(68,356)
USD	3,200	10/10/30	Annual	4.118	12 Month SOFR	(76,251)	(76,251)
USD	3,900	10/10/30	Annual	4.155	12 Month SOFR	(84,215)	(84,215)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	500	10/10/30	Annual	4.320%	12 Month SOFR	$(5,880)	$(5,880)
USD	7,000	12/20/30	Annual	12 Month SOFR	3.500%	406,084	398,489
USD	1,400	06/08/32	Annual	12 Month SOFR	2.451	219,397	219,397
USD	7,100	06/15/32	Annual	12 Month SOFR	1.750	1,418,438	569,199
USD	500	06/15/32	Annual	12 Month SOFR	1.750	104,383	72,438
USD	4,000	06/15/32	Annual	12 Month SOFR	2.550	595,620	595,620
USD	17,400	07/08/32	Annual	12 Month SOFR	2.313	2,884,918	2,884,918
USD	2,300	09/16/32	Annual	12 Month SOFR	2.998	258,754	258,754
USD	5,500	10/06/32	Annual	12 Month SOFR	3.275	503,096	503,096
USD	7,700	11/09/32	Annual	12 Month SOFR	3.275	813,905	813,905
USD	8,000	11/28/32	Annual	12 Month SOFR	3.368	785,925	785,925
USD	600	12/21/32	Annual	12 Month SOFR	2.000	126,939	59,641
USD	1,400	03/08/33	Annual	12 Month SOFR	3.453	127,449	127,449
USD	3,100	03/08/33	Annual	12 Month SOFR	3.505	268,833	268,833
USD	1,000	03/08/33	Annual	3.510	12 Month SOFR	(86,309)	(86,309)
USD	700	06/08/33	Annual	12 Month SOFR	3.260	73,481	73,481
USD	28,075	06/21/33	Annual	3.000	12 Month SOFR	(3,351,394)	(2,354,194)
USD	5,600	12/20/33	Annual	3.500	12 Month SOFR	(443,160)	(267,057)
USD	3,200	12/20/53	Annual	12 Month SOFR	3.500	542,662	346,537
USD	27,000	03/03/25	Quarterly	3 Month SOFR	1.350	1,614,262	1,614,262
USD	8,900	05/04/25	Quarterly	3 Month SOFR	1.500	592,589	592,589
Total						$6,350,484	$6,933,754

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$14,135,970	$124,365	$14,260,335
Mortgage-backed securities	—	29,132,274	—	29,132,274
U.S. government agency obligations	—	323,021,074	—	323,021,074
Investment companies	—	26,214	—	26,214
Short-term U.S. Treasury obligations	—	4,181,773	—	4,181,773
Options purchased	—	322,952	—	322,952
Swaptions Purchased	—	2,318,437	—	2,318,437
Futures contracts	358,294	—	—	358,294
Swap agreements	—	13,816,485	—	13,816,485
Total	$358,294	$386,955,179	$124,365	$387,437,838

Liabilities
Investments sold short
U.S. government agency obligations	$—	$(63,199,713)	$—	$(63,199,713)
Reverse Repurchase Agreement	—	(26,273,219)	—	(26,273,219)
Options written	—	(105,312)	—	(105,312)
Swaptions written	—	(469,860)	—	(469,860)
Futures contracts	(975,849)	—	—	(975,849)
Swap agreements	—	(7,466,001)	—	(7,466,001)
Total	$(975,849)	$(97,514,105)	$—	$(98,489,954)

At October 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,786,373, represented 9.6% of the Fund's net assets at period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Zero coupon bond.
6	Rates shown reflect yield at October 31, 2023.
7	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
8	Payments made or received are based on the notional amount.

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—24.4%
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[1]	$760,000	$741,298
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[1]	2,300,000	2,228,309
American Homes 4 Rent Trust,
Series 2014-SFR3, Class A,
3.678%, due 12/17/36[1]	421,219	409,300
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD SOFR + 3.350%,
1.000%, due 01/20/36[1,2]	1,730,000	1,730,000
Avis Budget Rental Car Funding
AESOP LLC,
Series 2023-4A, Class A,
5.490%, due 06/20/29[1]	1,620,000	1,561,043
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[1]	1,750,000	1,700,138
CarMax Auto Owner Trust,
Series 2022-2, Class A2A,
2.810%, due 05/15/25	36,523	36,453
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[1]	899,063	876,867
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[1]	966,178	949,927
College Avenue Student Loans LLC,
Series 2021-A, Class A1,
1 mo. USD Term SOFR + 1.214%,
6.539%, due 07/25/51[1,2]	52,553	52,029
Series 2021-B, Class A2,
1.760%, due 06/25/52[1]	65,741	55,777
Series 2021-C, Class A1,
1 mo. USD Term SOFR + 1.014%,
6.339%, due 07/26/55[1,2]	201,761	195,920
Series 2021-C, Class B,
2.720%, due 07/26/55[1]	100,000	85,645
Series 2021-C, Class A2,
2.320%, due 07/26/55[1]	101,634	86,850

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class A,
0.960%, due 02/15/30[1]	$146,026	$144,550
Series 2021-3A, Class A,
1.000%, due 05/15/30[1]	164,393	161,411
Series 2021-4, Class A,
1.260%, due 10/15/30[1]	395,000	384,471
Series 2022-1A, Class A,
4.600%, due 06/15/32[1]	495,000	485,006
Series 2022-3A, Class C,
8.450%, due 02/15/33[1]	2,300,000	2,326,790
Credit Suisse Seasoned Loan Trust,
Series 2006-1, Class A,
1 mo. USD Term SOFR + 0.594%,
5.919%, due 10/25/34[1,2]	1,673	1,671
DataBank Issuer,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[1]	995,000	898,105
EDvestinU Private Education Loan Issue No. 3 LLC,
Series 2021-A, Class A,
1.800%, due 11/25/45[1]	60,620	52,005
FREED ABS Trust,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[1]	1,635,521	1,640,111
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[1]	1,910,000	1,757,342
GoodLeap Sustainable Home Solutions Trust,
Series 2021-4GS, Class A,
1.930%, due 07/20/48[1]	176,120	123,923
Series 2021-5CS, Class A,
2.310%, due 10/20/48[1]	98,757	72,864
Series 2022-3CS, Class A,
4.950%, due 07/20/49[1]	206,428	181,800
Lendmark Funding Trust,
Series 2021-1A, Class A,
1.900%, due 11/20/31[1]	210,000	181,527
Mariner Finance Issuance Trust,
Series 2021-AA, Class A,
1.860%, due 03/20/36[1]	180,000	159,135
Series 2022-AA, Class B,
7.200%, due 10/20/37[1]	1,830,000	1,820,231
MCF CLO Ltd.,
Series 2023-1A, Class C,
3 mo. USD Term SOFR + 4.200%,
9.032%, due 04/15/35[1,2]	630,000	631,711
Monroe Capital ABS Funding II Ltd.,
Series 2023-1A, Class A1,
6.650%, due 04/22/33[1]	1,700,000	1,689,356

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Mosaic Solar Loan Trust,
Series 2022-1A, Class A,
2.640%, due 01/20/53[1]	$163,231	$134,312
Mosaic Solar Loans LLC,
Series 2017-2A, Class C,
2.000%, due 06/22/43[1]	20,536	20,063
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B,
1 mo. USD Term SOFR + 1.164%,
6.499%, due 12/15/59[1,2]	128,460	127,500
Series 2020-IA, Class B,
2.950%, due 04/15/69[1]	100,000	77,509
Series 2021-A, Class A,
0.840%, due 05/15/69[1]	54,434	46,646
Series 2021-DA, Class A,
U.S. (Fed) Prime Rate -1.990%,
6.510%, due 04/15/60[1,2]	260,281	249,406
Navient Student Loan Trust,
Series 2018-EA, Class A2,
4.000%, due 12/15/59[1]	19,890	19,318
Nelnet Student Loan Trust,
Series 2021-A, Class APT2,
1.360%, due 04/20/62[1]	395,294	348,482
Series 2021-BA, Class AFL,
1 mo. USD Term SOFR + 0.894%,
6.234%, due 04/20/62[1,2]	561,325	551,664
Series 2021-CA, Class AFL,
1 mo. USD Term SOFR + 0.854%,
6.194%, due 04/20/62[1,2]	352,258	345,804
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[1]	1,150,000	983,413
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[1]	1,740,000	1,732,596
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[1]	1,090,000	1,061,755
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[1]	1,980,610	1,971,205
OneMain Financial Issuance Trust,
Series 2022-3A, Class A,
5.940%, due 05/15/34[1]	1,610,000	1,594,995

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[1]	$2,290,000	$2,292,832
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[1]	1,970,000	1,918,139
Prodigy Finance DAC,
Series 2021-1A, Class A,
1 mo. USD Term SOFR + 1.364%,
6.689%, due 07/25/51[1,2]	131,394	130,091
Regional Management Issuance Trust,
Series 2021-2, Class A,
1.900%, due 08/15/33[1]	245,000	208,635
Series 2022-2B, Class B,
8.510%, due 11/17/32[1]	2,360,000	2,377,281
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[1]	1,370,000	1,232,401
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	2,200,000	2,205,189
Sesac Finance LLC,
Series 2019-1, Class A2,
5.216%, due 07/25/49[1]	114,900	108,455
SLM Private Education Loan Trust,
Series 2010-C, Class A5,
1 mo. USD Term SOFR + 4.864%,
10.199%, due 10/15/41[1,2]	346,986	364,169
SMB Private Education Loan Trust,
Series 2017-B, Class A2B,
1 mo. USD Term SOFR + 0.864%,
6.199%, due 10/15/35[1,2]	56,021	55,564
Series 2018-A, Class A2B,
1 mo. USD Term SOFR + 0.914%,
6.249%, due 02/15/36[1,2]	210,385	208,546
Series 2018-C, Class A2B,
1 mo. USD Term SOFR + 0.864%,
6.199%, due 11/15/35[1,2]	280,202	277,347
Series 2021-A, Class A2A1,
1 mo. USD Term SOFR + 0.844%,
6.179%, due 01/15/53[1,2]	452,644	443,364
Series 2021-A, Class B,
2.310%, due 01/15/53[1]	100,000	91,233
Series 2021-C, Class APT1,
1.390%, due 01/15/53[1]	143,035	121,653
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2B,
2.950%, due 02/25/42[1]	42,925	41,535
Series 2020-C, Class AFX,
1.950%, due 02/15/46[1]	84,106	75,311

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[1]	$740,000	$698,683
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[1]	1,008,100	825,988
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[1]	790,000	752,879
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[1]	1,070,000	1,029,075
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[1]	610,000	604,697
Total asset-backed securities (cost—$49,680,788)		48,749,300

Corporate bonds—50.4%
Aerospace & defense: 1.1%
Boeing Co.
3.250%, due 02/01/28	1,600,000	1,429,874
Spirit AeroSystems, Inc.
9.375%, due 11/30/29[1]	728,000	747,606
		2,177,480
Agriculture: 0.4%
Cargill, Inc.
5.125%, due 10/11/32[1]	810,000	766,119

Airlines: 0.2%
Air Canada Pass-Through Trust
Series 2017-1, Class AA,
3.300%, due 01/15/30[1]	41,664	36,017
American Airlines Pass-Through Trust
Series 2016-3, Class AA,
3.000%, due 10/15/28	86,719	75,987
Series 2016-1, Class AA,
3.575%, due 01/15/28	46,682	42,540
Series 2017-1, Class AA,
3.650%, due 02/15/29	28,136	25,171
Delta Air Lines Pass-Through Trust
Series 2020-1, Class AA,
2.000%, due 06/10/28	53,340	46,036
Series 2019-1, Class AA,
3.204%, due 04/25/24	101,000	99,279
United Airlines Pass-Through Trust
Series 2019-2, Class AA,
2.700%, due 05/01/32	42,950	34,849
Series 2015-1, Class AA,
3.450%, due 12/01/27	31,092	28,259
Series 2018-1, Class AA,
3.500%, due 03/01/30	15,191	13,433
Series 2019-1, Class AA,
4.150%, due 08/25/31	54,522	48,268
		449,839

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks: 15.1%
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[1,2]	$1,500,000	$1,417,865
5.398%, due 11/29/27[1]	1,260,000	1,227,080
Bank of America Corp.
(fixed, converts to FRN on 01/20/27),
3.824%, due 01/20/28[2]	840,000	775,209
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/28[2]	1,400,000	1,291,166
Bank of New Zealand
4.846%, due 02/07/28[1]	1,075,000	1,027,954
Canadian Imperial Bank of Commerce
3.450%, due 04/07/27	1,400,000	1,280,732
Citigroup, Inc.
(fixed, converts to FRN on 06/03/30),
2.572%, due 06/03/31[2]	1,198,000	938,099
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[2]	1,310,000	1,158,963
Comerica Bank
4.000%, due 07/27/25[3]	800,000	731,807
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,280,000	991,218
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	25,000	22,156
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	1,885,000	1,834,653
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	1,800,000	1,412,522
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	905,000	928,349
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	647,000	590,944
Huntington National Bank
5.650%, due 01/10/30	1,240,000	1,136,044
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[2]	1,400,000	1,349,695
JPMorgan Chase & Co.
(fixed, converts to FRN on 02/01/27),
3.782%, due 02/01/28[2]	793,000	735,747
KeyBank NA
5.850%, due 11/15/27	1,080,000	1,000,193

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	$1,420,000	$1,294,184
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	610,000	618,542
Morgan Stanley
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]	885,000	867,635
NatWest Group PLC
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,030,000	1,048,113
Santander Holdings USA, Inc.
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2]	855,000	837,260
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	755,000	730,217
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	555,000	548,586
Svenska Handelsbanken AB
3.950%, due 06/10/27[1]	1,400,000	1,306,662
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,370,000	1,246,422
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	580,000	537,052
Wells Fargo & Co.
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,525,000	1,200,734
		30,085,803
Commercial services: 0.7%
Ashtead Capital, Inc.
5.500%, due 08/11/32[1]	1,500,000	1,342,139

Diversified financial services: 2.6%
Avolon Holdings Funding Ltd.
5.500%, due 01/15/26[1]	1,000,000	962,850
Brightsphere Investment Group, Inc.
4.800%, due 07/27/26	585,000	529,425
Capital One Financial Corp.
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,400,000	1,295,145
(fixed, converts to FRN on 05/10/32),
5.268%, due 05/10/33[2]	164,000	140,271
Credit Acceptance Corp.
6.625%, due 03/15/26[3]	1,150,000	1,091,926
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.375%, due 02/01/27[1]	1,250,000	1,139,062
		5,158,679
Electric: 3.1%
Alexander Funding Trust II
7.467%, due 07/31/28[1]	1,145,000	1,136,771
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[1]	1,110,000	958,563

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(continued)
Duke Energy Florida LLC
5.950%, due 11/15/52	$880,000	$814,363
Duke Energy Ohio, Inc.
5.650%, due 04/01/53	590,000	523,160
Edison International
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[2,4]	1,360,000	1,218,794
MidAmerican Energy Co.
3.650%, due 04/15/29	204,000	183,927
Nevada Power Co.
Series GG,
5.900%, due 05/01/53	935,000	850,865
Southern California Edison Co.
5.950%, due 11/01/32	585,000	571,312
		6,257,755
Energy-Alternate Sources: 0.5%
NextEra Energy Partners LP
2.500%, due 06/15/26[1]	1,180,000	1,024,671

Healthcare-services: 0.9%
CommonSpirit Health
6.073%, due 11/01/27	965,000	962,318
Sutter Health
Series 20A,
2.294%, due 08/15/30	20,000	15,793
5.164%, due 08/15/33	890,000	830,778
		1,808,889
Housewares: 0.5%
Newell Brands, Inc.
6.375%, due 09/15/27[3]	995,000	931,831

Insurance: 11.4%
Athene Global Funding
2.550%, due 06/29/25[1]	1,600,000	1,489,583
Athene Holding Ltd.
6.650%, due 02/01/33	1,175,000	1,132,320
Corebridge Financial, Inc.
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,280,000	1,182,544
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	1,500,000	1,195,629
Enstar Group Ltd.
4.950%, due 06/01/29	1,400,000	1,274,532
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,110,000	2,084,474
Fairfax Financial Holdings Ltd.
5.625%, due 08/16/32	1,400,000	1,293,504
First American Financial Corp.
2.400%, due 08/15/31	1,240,000	895,662
Global Atlantic Fin Co.
7.950%, due 06/15/33[1]	1,065,000	990,592
Intact Financial Corp.
5.459%, due 09/22/32[1]	915,000	847,394
Metropolitan Life Global Funding I
4.300%, due 08/25/29[1]	1,690,000	1,552,190
Protective Life Global Funding
3.218%, due 03/28/25[1]	1,400,000	1,346,418

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Reinsurance Group of America, Inc.
6.000%, due 09/15/33	$1,125,000	$1,058,143
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,440,000	1,255,510
5.750%, due 06/05/33	1,645,000	1,513,341
Stewart Information Services Corp.
3.600%, due 11/15/31	1,700,000	1,210,187
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[1,2]	2,600,000	2,424,500
		22,746,523
Investment companies: 0.4%
Blackstone Private Credit Fund
3.250%, due 03/15/27	209,000	180,282
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	710,000	699,095
		879,377
Machinery-diversified: 0.3%
CNH Industrial Capital LLC
5.500%, due 01/12/29	645,000	625,192

Media: 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 03/01/31[1]	1,005,000	949,746

Mining: 0.3%
Glencore Funding LLC
6.125%, due 10/06/28[1]	635,000	629,501

Packaging & containers: 0.4%
Amcor Finance USA, Inc.
5.625%, due 05/26/33	735,000	684,543

Pharmaceuticals: 0.8%
Bristol-Myers Squibb Co.
5.750%, due 02/01/31	1,010,000	1,003,868
Teva Pharmaceutical Finance Netherlands III BV
7.875%, due 09/15/29	559,000	548,239
		1,552,107
Pipelines: 2.8%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.375%, due 02/01/31[1]	1,160,000	1,169,292
Energy Transfer LP
Series A,
3 mo. USD LIBOR + 4.028%,
9.654%, due 11/16/23[2,4]	2,420,000	2,280,451
EnLink Midstream LLC
6.500%, due 09/01/30[1]	1,115,000	1,070,254
Harvest Midstream I LP
7.500%, due 09/01/28[1]	1,205,000	1,141,801
		5,661,798
Real estate investment trusts: 5.9%
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[1]	1,790,000	1,691,278
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[1,3]	2,635,000	2,191,096

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Extra Space Storage LP
5.500%, due 07/01/30	$1,055,000	$997,906
5.700%, due 04/01/28	460,000	448,261
Federal Realty OP LP
5.375%, due 05/01/28	905,000	872,332
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[1]	1,515,000	1,333,531
Rexford Industrial Realty LP
5.000%, due 06/15/28	860,000	812,747
SBA Tower Trust
6.599%, due 01/15/28[1]	2,300,000	2,295,033
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[1]	1,363,000	1,214,510
		11,856,694
Retail: 0.7%
Macy's Retail Holdings LLC
5.875%, due 03/15/30[1]	300,000	253,796
Nordstrom, Inc.
4.375%, due 04/01/30[3]	1,475,000	1,144,917
		1,398,713
Semiconductors: 0.6%
ams-OSRAM AG
7.000%, due 07/31/25[1]	1,265,000	1,241,509

Telecommunications: 0.6%
Connect Finco SARL/Connect
U.S. Finco LLC
6.750%, due 10/01/26[1]	1,255,000	1,170,333

Trucking & leasing: 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.550%, due 05/01/28[1]	570,000	548,850
5.700%, due 02/01/28[1]	760,000	734,196
		1,283,046
Total corporate bonds (cost—$105,426,325)		100,682,287

Loan assignments—8.8%
Aerospace & defense: 0.4%
Propulsion BC Newco LLC
3 mo. USD SOFR,
0.000%, due 09/14/29[2]	875,000	869,313
Total aerospace & defense		869,313

Chemicals: 0.5%
INEOS Enterprises Holdings US Finco LLC
3 mo. USD Term SOFR + 3.750%,
9.272%, due 06/23/30[2]	1,035,000	1,012,572
Total chemicals		1,012,572

Commercial services: 1.0%
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD LIBOR + 4.250%,
9.916%, due 09/01/28[2]	1,286,869	1,191,782
Verscend Holding Corp.
2021 Term Loan B,
1 mo. USD Term SOFR + 4.000%,
9.439%, due 08/27/25[2]	841,392	840,164
Total Commercial services		2,031,946

Diversified financial services: 0.5%
LendingTree, Inc.
0.000%, due 09/15/28[2]	1,235,616	1,003,320
Total Diversified financial services		1,003,320

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Loan assignments—(continued)
Environmental control: 0.6%
MIP V Waste Holdings LLC
1 mo. USD Term SOFR + 3.250%,
8.689%, due 12/08/28[2]	$1,129,268	$1,123,621
Total Environmental control		1,123,621

Health care products: 1.5%
Medline Borrower LP
USD Term Loan B,
1 mo. USD Term SOFR + 3.250%,
8.689%, due 10/23/28[2]	1,227,538	1,219,104
Sotera Health Holdings LLC
1 mo. USD Term SOFR + 3.750%,
9.089%, due 12/11/26[2]	1,895,250	1,890,512
Total Health care products		3,109,616

Pharmaceuticals: 0.6%
Jazz Financing Lux SARL
USD Term Loan,
1 mo. USD Term SOFR + 3.500%,
8.939%, due 05/05/28[2]	1,176,640	1,175,981
Total Pharmaceuticals		1,175,981

Pipelines: 1.7%
AL NGPL Holdings LLC
1 mo. USD Term SOFR + 3.750%,
9.342%, due 04/13/28[2]	1,184,667	1,175,782
BCP Renaissance Parent LLC
0.000%, due 10/31/28[2]	1,030,341	1,023,901
UGI Energy Services LLC
1 mo. USD Term SOFR + 3.250%,
8.674%, due 02/22/30[2]	1,173,073	1,169,953
Total Pipelines		3,369,636

Real estate investment trusts: 0.4%
Starwood Property Trust, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR + 3.250%,
8.574%, due 11/18/27[2]	759,262	754,046
Total Real estate investment trusts		754,046

Software: 0.6%
Central Parent, Inc.
3 mo. USD Term SOFR + 4.000%,
9.406%, due 07/06/29[2]	1,141,375	1,133,910
Total software		1,133,910

Telecommunications: 1.0%
CenturyLink, Inc.
2020 Term Loan A,
1 mo. USD Term SOFR + 2.000%,
7.439%, due 01/31/25[2]	1,027,509	968,428
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.500%,
7.824%, due 09/20/30[2]	1,091,990	1,089,773
Total telecommunications		2,058,201
Total loan assignments (cost—$17,752,097)		17,642,162

Mortgage-backed securities—11.8%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class A5,
2.756%, due 05/15/53[1]	465,000	378,469
Bank,
Series 2022-BNK42, Class A5,
4.493%, due 06/15/55[2]	220,000	192,162

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
BBCMS Mortgage Trust,
Series 2019-C3, Class B,
4.096%, due 05/15/52	$90,000	$73,035
Benchmark Mortgage Trust,
Series 2019-B15, Class B,
3.564%, due 12/15/72	210,000	151,319
Series 2019-B15, Class C,
3.721%, due 12/15/72[2]	111,000	69,698
Series 2022-B35, Class A5,
4.445%, due 05/15/55[2]	270,000	229,389
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A,
1 mo. USD Term SOFR + 0.803%,
6.137%, due 10/15/38[1,2]	246,308	240,289
Series 2019-XL, Class A,
1 mo. USD Term SOFR + 1.034%,
6.369%, due 10/15/36[1,2]	262,637	261,147
Series 2021-CIP, Class A,
1 mo. USD Term SOFR + 1.035%,
6.370%, due 12/15/38[1,2]	215,000	209,343
BX Trust,
Series 2022-CLS, Class B,
6.300%, due 10/13/27[1]	2,020,000	1,817,486
Series 2021-ARIA, Class A,
1 mo. USD Term SOFR + 1.014%,
6.348%, due 10/15/36[1,2]	535,000	517,593
Series 2022-GPA, Class B,
1 mo. USD Term SOFR + 2.664%,
7.999%, due 08/15/41[1,2]	1,000,000	1,000,626
Series 2022-GPA, Class C,
1 mo. USD Term SOFR + 3.213%,
8.548%, due 08/15/42[1,2]	950,000	950,594
Cantor Commercial Real Estate Lending,
Series 2019-CF3, Class B,
3.500%, due 01/15/53[2]	101,000	74,836
CD Mortgage Trust,
Series 2017-CD3, Class A4,
3.631%, due 02/10/50	300,000	268,550
Citigroup Commercial Mortgage Trust,
Series 2023-PRM3, Class B,
6.360%, due 07/10/28[1,2]	880,000	851,916
Cold Storage Trust,
Series 2020-ICE5, Class A,
1 mo. USD Term SOFR + 1.014%,
6.351%, due 11/15/37[1,2]	530,815	524,904
COMM Mortgage Trust,
Series 2015-CR25, Class A3,
3.505%, due 08/10/48	229,494	220,989
Series 2014-CR16, Class A4,
4.051%, due 04/10/47	145,000	142,858
CRSO Trust
7.913%, due 07/10/28[2]	880,000	853,665

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[1]	$660,000	$650,070
Extended Stay America Trust,
Series 2021-ESH, Class A,
1 mo. USD Term SOFR + 1.194%,
6.529%, due 07/15/38[1,2]	388,413	383,874
FHLMC Multifamily Structured Pass-Through Certificates,
Series K121, Class X1,
1.023%, due 10/25/30[2]	1,183,745	62,331
Series K038, Class X1,
1.075%, due 03/25/24[2]	2,189,309	4,186
Series KL06, Class XFX,
1.364%, due 12/25/29[2]	720,000	39,960
Series K142, Class A2,
2.400%, due 03/25/32	385,000	302,487
Series K144, Class A2,
2.450%, due 04/25/32	270,000	212,419
Series K145, Class A2,
2.580%, due 05/25/32	605,000	480,181
Series KC02, Class A2,
3.370%, due 07/25/25	514,743	496,954
FHLMC Multifamily WI Certificates,
Series K146, Class A2,
2.920%, due 07/25/32	170,000	138,629
FNMA Aces,
Series 2022-M5, Class A3,
2.359%, due 01/01/34[2]	325,000	244,258
FRESB Mortgage Trust,
Series 2019-SB60, Class A10H,
3.500%, due 01/25/39[2]	165,929	148,733
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A,
1 mo. USD Term SOFR + 0.914%,
6.249%, due 04/15/38[1,2]	85,041	83,920
Series 2022-ACB, Class A,
30 day USD SOFR Average + 1.400%,
6.720%, due 03/15/39[1,2]	360,000	353,233
MF1 Trust,
Series 2021-W10, Class A,
1 mo. USD Term SOFR + 1.070%,
6.404%, due 12/15/34[1,2]	100,000	97,223
Series 2021-W10, Class B,
1 mo. USD Term SOFR + 1.370%,
6.704%, due 12/15/34[1,2]	370,000	353,349
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A4,
3.779%, due 05/15/48[2]	520,000	495,011
Series 2018-SUN, Class A,
1 mo. USD Term SOFR + 1.201%,
6.537%, due 07/15/35[1,2]	290,000	286,371

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
6.737%, due 03/15/39[1,2]	$2,000,000	$1,954,995
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.095%, due 03/15/40[1,2]	2,050,000	1,996,662
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[1]	2,300,000	1,801,064
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/15/40[1]	870,000	830,029
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A,
1 mo. USD Term SOFR + 2.186%,
7.521%, due 05/15/37[1,2]	260,000	256,019
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A,
1 mo. USD Term SOFR + 1.164%,
6.501%, due 11/11/34[1,2]	81,008	80,273
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4,
4.152%, due 08/15/51	135,000	121,954
Series 2018-C44, Class A5,
4.212%, due 05/15/51	445,000	407,824
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
9.418%, due 11/15/27[1,2]	2,330,000	2,312,484
Total mortgage-backed securities (cost—$24,939,437)		23,623,361

Municipal bonds—0.4%
California: 0.1%
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds,
6.574%, due 07/01/45	145,000	154,539
State of California, GO Bonds,
7.550%, due 04/01/39	70,000	79,876
		234,415
Michigan: 0.0%†
University of Michigan, Revenue Bonds,
Series B,
3.504%, due 04/01/52	93,000	63,545

Minnesota: 0.0%†
University of Minnesota, Revenue Bonds,
4.048%, due 04/01/52	78,000	59,624

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New Jersey: 0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds,
Series B,
6.561%, due 12/15/40	$105,000	$107,091
New Jersey Turnpike Authority, Taxable Refunding, Revenue Bonds,
Series B,
2.782%, due 01/01/40	25,000	16,552
		123,643
New York: 0.1%
New York State Dormitory Authority, Personal Income Tax, Refunding,Revenue Bonds,
Series C,
2.052%, due 03/15/30	120,000	98,570
Series C,
2.152%, due 03/15/31	165,000	131,857
		230,427
Texas: 0.1%
City of Houston TX, GO Bonds,
3.961%, due 03/01/47	85,000	66,684
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds,
Series B,
2.754%, due 10/01/41	50,000	32,463
		99,147
Total municipal bonds (cost—$1,044,394)		810,801

U.S. Treasury obligations: 1.1%
U.S. Treasury Bonds,
1.375%, due 08/15/50	4,550,000	2,071,316
Total U.S. Treasury obligations (cost—$2,792,509)		2,071,316

	Number of shares
Common stocks: 1.1%
Mortgage real estate investment: 1.1%
Ellington Financial, Inc.,Series C2,4 (cost—$2,335,000)	93,400	2,078,150

Short-term investments—1.9%
Investment companies: 0.7%
State Street Institutional U.S. Government Money Market Fund, 5.301%[5] (cost $1,460,967)	1,460,967	1,460,967

	Face amount
Short-term U.S. Treasury obligations—1.2%
U.S. Treasury Bills
5.441% due 04/18/24[5]	1,200,000	1,170,001
5.454% due 01/25/24[5]	1,250,000	1,234,338
Total short-term U.S. Treasury obligations (cost—$2,404,930)		2,404,339
Total Short-term investments (cost—$3,865,897)		3,865,306

	Number of shares
Investment of cash collateral from securities loaned—3.0%
Money market funds: 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[5] (cost—$5,954,395)	5,954,395	5,954,395
Total investments (cost—$213,790,842)—102.9%		205,477,078
Liabilities in excess of other assets—(2.9)%		(5,799,454)
Net assets—100.0%		$199,677,624

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments:

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts:
79	USD	U.S. Long Bond Futures	December 2023	$9,496,373	$8,645,563	$(850,810)
120	USD	U.S. Treasury Note 10 Year Futures	December 2023	13,235,807	12,740,625	(495,182)
22	USD	U.S. Treasury Note 2 Year Futures	December 2023	4,478,065	4,453,281	(24,784)
147	USD	Ultra U.S. Treasury Bond Futures	December 2023	18,576,859	16,546,687	(2,030,172)
247	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2023	28,152,554	26,880,547	(1,272,007)
Total				$73,939,658	$69,266,703	$(4,672,955)
U.S. Treasury futures sell contracts:
204	USD	U.S. Treasury Note 5 Year Futures	December 2023	$(21,680,873)	$(21,313,219)	$367,654
Total				$(21,680,873)	$(21,313,219)	$367,654
Net unrealized appreciation (depreciation)						$(4,305,301)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$2,078,150	$—	$—	$2,078,150
Asset-backed securities	—	48,749,300	—	48,749,300
Corporate bonds	—	100,682,287	—	100,682,287
Loan assignments	—	17,642,162	—	17,642,162
Mortgage-backed securities	—	23,623,361	—	23,623,361
Municipal bonds	—	810,801	—	810,801
U.S. Treasury obligations	—	2,071,316	—	2,071,316
Investment companies	—	1,460,967	—	1,460,967
Short-term U.S. Treasury obligations	—	2,404,339	—	2,404,339
Investment of cash collateral from securities loaned	—	5,954,395	—	5,954,395
Futures contracts	367,654	—	—	367,654
Total	$2,445,804	$203,398,928	$—	$205,844,732

Liabilities
Futures contracts	$(4,672,955)	$—	$—	$(4,672,955)
Total	$(4,672,955)	$—	$—	$(4,672,955)

PACE Intermediate Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

At October 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $104,078,353, represented 52.1% of the Portfolios net assets at period end.
2	Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security, or portion thereof, was on loan at the period end.
4	Perpetual investment. Date shown reflects the next call date.
5	Rates shown reflect yield at October 31, 2023.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—15.4%
Accredited Mortgage Loan Trust,
Series 2004-2, Class A1,
1 mo. USD Term SOFR + 0.404%,
6.019%, due 07/25/34[2]	309,884	$295,013
Adams Outdoor Advertising LP,
Series 2023-1, Class A2,
6.967%, due 07/15/53[3]	980,000	955,885
Aligned Data Centers Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/15/47[3]	3,000,000	2,906,490
AM Capital Funding LLC,
Series 2018-1, Class A,
4.980%, due 12/15/23[3]	440,000	439,651
Antares CLO Ltd.,
Series 2019-1A, Class BR,
3 mo. USD SOFR + 3.350%,
1.000%, due 01/20/36[2,3]	2,270,000	2,270,000
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-3A, Class A,
2.360%, due 03/20/26[3]	147,000	140,237
Series 2021-2A, Class B,
1.900%, due 02/20/28[3]	122,000	105,084
Series 2023-4A, Class A,
5.490%, due 06/20/29[3]	2,100,000	2,023,574
BHG Securitization Trust,
Series 2022-C, Class B,
5.930%, due 10/17/35[3]	2,340,000	2,273,327
BPCRE Ltd.,
Series 2022-FL2, Class A,
1 mo. USD Term SOFR + 2.400%,
7.735%, due 01/16/37[2,3]	500,000	500,077
CARS-DB7 LP,
Series 2023-1A, Class A2,
6.500%, due 09/15/53[3,4]	1,178,771	1,149,670
CHEC Loan Trust,
Series 2004-2, Class M1,
1 mo. USD Term SOFR + 1.074%,
6.399%, due 06/25/34[2]	365,284	352,211
CLI Funding VIII LLC,
Series 2023-1A, Class A,
6.310%, due 06/18/48[3]	1,227,046	1,206,407
Credit Acceptance Auto Loan Trust,
Series 2022-3A, Class C,
8.450%, due 02/15/33[3]	3,050,000	3,085,526
CyrusOne Data Centers Issuer I LLC,
Series 2023-1A, Class A2,
4.300%, due 04/20/48[3]	260,000	227,753
DataBank Issuer,
Series 2023-1A, Class A2,
5.116%, due 02/25/53[3]	1,285,000	1,159,865

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Delta Funding Home Equity Loan Trust,
Series 1999-3, Class A1A,
1 mo. USD Term SOFR + 0.934%,
6.269%, due 09/15/29[2]	26,912	$25,068
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D,
1 mo. USD Term SOFR + 0.594%,
5.919%, due 10/25/36[2]	1,007,389	630,884
FREED ABS Trust,
Series 2022-4FP, Class B,
7.580%, due 12/18/29[3]	2,168,017	2,174,101
Frontier Issuer LLC,
Series 2023-1, Class A2,
6.600%, due 08/20/53[3]	179,000	169,822
FS Rialto Issuer LLC,
Series 2022-FL4, Class A,
30 day USD SOFR Average + 1.900%,
7.221%, due 01/19/39[2,3]	800,000	791,937
GLS Auto Receivables Issuer Trust,
Series 2022-1A, Class A,
1.980%, due 08/15/25[3]	51,832	51,735
Golub Capital Partners ABS Funding Ltd.,
Series 2022-1A, Class A2B,
6.580%, due 07/22/30[3]	2,580,000	2,373,791
GSAMP Trust,
Series 2006-HE4, Class A1,
1 mo. USD Term SOFR + 0.394%,
5.719%, due 06/25/36[2]	597,457	567,909
HGI CRE CLO Ltd.,
Series 2022-FL3, Class A,
30 day USD SOFR Average + 1.700%,
7.020%, due 04/20/37[2,3]	800,000	793,193
Hilton Grand Vacations Trust,
Series 2022-1D, Class D,
6.790%, due 06/20/34[3]	72,180	67,932
Series 2022-2A, Class A,
4.300%, due 01/25/37[3]	86,178	82,394
KREF Ltd.,
Series 2022-FL3, Class A,
1 mo. USD Term SOFR + 1.450%,
6.784%, due 02/17/39[2,3]	600,000	591,433
LoanCore Issuer Ltd.,
Series 2021-CRE6, Class A,
1 mo. USD Term SOFR + 1.414%,
6.749%, due 11/15/38[2,3]	700,000	681,716
M360 Ltd.,
Series 2021-CRE3, Class A,
1 mo. USD Term SOFR + 1.614%,
6.953%, due 11/22/38[2,3]	700,000	683,457
Mariner Finance Issuance Trust,
Series 2022-AA, Class B,
7.200%, due 10/20/37[3]	2,431,000	2,418,023

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
MCF CLO Ltd.,
Series 2023-1A, Class C,
3 mo. USD Term SOFR + 4.200%,
9.032%, due 04/15/35[2,3]	820,000	$822,227
MetroNet Infrastructure Issuer LLC,
Series 2022-1A, Class A2,
6.350%, due 10/20/52[3]	289,000	276,134
MF1 Ltd.,
Series 2022-FL8, Class A,
1 mo. USD Term SOFR + 1.350%,
6.684%, due 02/19/37[2,3]	600,000	589,581
Monroe Capital ABS Funding II Ltd.,
Series 2023-1A, Class A1,
6.650%, due 04/22/33[3,4]	2,170,000	2,156,414
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2,
1 mo. USD Term SOFR + 0.819%,
6.144%, due 12/25/34[2]	132,119	118,367
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC1, Class M1,
1 mo. USD Term SOFR + 1.689%,
7.014%, due 11/25/32[2]	4,847	4,844
MVW LLC,
Series 2022-1A, Class B,
4.400%, due 11/21/39[3]	136,151	127,832
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A,
0.940%, due 07/15/69[3]	50,148	42,582
Series 2021-EA, Class A,
0.970%, due 12/16/69[3]	87,654	73,193
Series 2021-FA, Class A,
1.110%, due 02/18/70[3]	521,267	430,081
Series 2021-GA, Class A,
1.580%, due 04/15/70[3]	194,601	163,527
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1, Class A1,
1.910%, due 10/20/61[3]	1,500,000	1,282,713
NextGear Floorplan Master Owner Trust,
Series 2023-1A, Class A2,
5.740%, due 03/15/28[3]	2,250,000	2,240,425
NFAS2 LLC,
Series 2022-1, Class B,
7.590%, due 09/15/28[3]	1,460,000	1,422,167
NMEF Funding LLC,
Series 2022-B, Class A2,
6.070%, due 06/15/29[3]	2,646,362	2,633,795
OneMain Financial Issuance Trust,
Series 2022-2A, Class A,
4.890%, due 10/14/34[3]	288,000	281,227
Series 2022-3A, Class A,
5.940%, due 05/15/34[3]	2,120,000	2,100,242

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Oportun Issuance Trust,
Series 2022-3, Class B,
8.533%, due 01/08/30[3]	3,040,000	$3,043,760
Oxford Finance Funding Trust,
Series 2023-1A, Class B,
7.879%, due 02/15/31[3]	2,560,000	2,492,606
Regional Management Issuance Trust,
Series 2022-2B, Class B,
8.510%, due 11/17/32[3]	3,140,000	3,162,992
Residential Asset Securities Corporation Trust,
Series 2005-KS11, Class M2,
1 mo. USD Term SOFR + 0.744%,
6.069%, due 12/25/35[2]	131,599	130,419
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2A,
5.000%, due 09/15/48[3]	1,790,000	1,610,217
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C,
6.690%, due 03/17/31	3,000,000	3,007,076
Saxon Asset Securities Trust,
Series 2004-1, Class M1,
1 mo. USD Term SOFR + 0.909%,
1.922%, due 03/25/35[2]	68,437	64,478
Series 2006-1, Class M1,
1 mo. USD Term SOFR + 0.579%,
5.904%, due 03/25/36[2]	832,669	783,159
Sierra Timeshare Receivables Funding LLC,
Series 2021-2A, Class C,
1.950%, due 09/20/38[3]	71,841	65,696
Series 2021-2A, Class B,
1.800%, due 09/20/38[3]	30,441	28,331
Series 2022-2A, Class B,
5.040%, due 06/20/40[3]	133,228	128,804
Series 2023-2A, Class C,
7.300%, due 04/20/40[3]	113,591	113,654
Series 2023-3A, Class C,
7.120%, due 09/20/40[3]	134,000	133,763
SoFi Professional Loan Program LLC,
Series 2019-C, Class BFX,
3.050%, due 11/16/48[3]	158,000	124,657
Stack Infrastructure Issuer LLC,
Series 2023-1A, Class A2,
5.900%, due 03/25/48[3]	950,000	896,958

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Store Master Funding I-VII XIV XIX XX,
Series 2021-1A, Class A1,
2.120%, due 06/20/51[3]	1,354,017	$1,109,416
Structured Asset Securities Corp.,
Series 2005-WF1, Class M1,
1 mo. USD Term SOFR + 0.774%,
6.099%, due 02/25/35[2]	21,647	21,694
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2001-SB1, Class A2,
3.375%, due 08/25/31	36,162	35,949
TAL Advantage VII LLC,
Series 2020-1A, Class A,
2.050%, due 09/20/45[3]	67,625	59,366
TierPoint Issuer LLC,
Series 2023-1A, Class A2,
6.000%, due 06/25/53[3]	1,020,000	972,071
U.S. Small Business Administration,
Series 2005-20H, Class 1,
5.110%, due 08/01/25	28,954	28,495
Series 2007-20D, Class 1,
5.320%, due 04/01/27	117,540	114,099
Vantage Data Centers Issuer LLC,
Series 2023-1A, Class A2,
6.316%, due 03/16/48[3]	1,370,000	1,317,601
VMC Finance LLC,
Series 2022-FL5, Class A,
30 day USD SOFR Average + 1.900%,
7.221%, due 02/18/39[2,3]	800,000	783,781
Willis Engine Structured Trust VII,
Series 2023-A, Class A,
8.000%, due 10/15/48[3]	800,000	793,045
Total asset-backed securities (cost—$67,747,599)		66,981,603

Corporate bonds—50.3%
Aerospace & defense: 1.0%
Boeing Co.
2.750%, due 02/01/26	300,000	279,197
3.250%, due 02/01/28	1,900,000	1,697,975
3.450%, due 11/01/28	200,000	177,661
5.805%, due 05/01/50	405,000	348,665
5.930%, due 05/01/60	100,000	84,130
L3Harris Technologies, Inc.
5.400%, due 01/15/27	55,000	54,015
5.400%, due 07/31/33	110,000	102,787
5.600%, due 07/31/53	90,000	79,531
Lockheed Martin Corp.
5.700%, due 11/15/54	155,000	145,152
Spirit AeroSystems, Inc.
9.375%, due 11/30/293	953,000	978,665

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
TransDigm, Inc.
6.250%, due 03/15/26[3]	95,000	$92,764
6.750%, due 08/15/28[3]	70,000	67,969
6.875%, due 12/15/30[3]	45,000	43,450
7.500%, due 03/15/27	35,000	34,957
		4,186,918
Agriculture: 0.3%
BAT Capital Corp.
6.343%, due 08/02/30	200,000	194,103
Cargill, Inc.
5.125%, due 10/11/32[3]	1,085,000	1,026,220
Darling Ingredients, Inc.
6.000%, due 06/15/30[3,5]	15,000	14,073
Imperial Brands Finance PLC
3.500%, due 07/26/26[3]	200,000	186,313
		1,420,709
Airlines: 0.3%
Air Canada
3.875%, due 08/15/26[3]	40,000	36,394
American Airlines Pass-Through Trust
Series 2016-2, Class AA,
3.200%, due 06/15/28	209,100	184,401
Series 2015-2, Class AA,
3.600%, due 09/22/27	193,412	176,312
American Airlines, Inc.
7.250%, due 02/15/28[3,5]	25,000	23,246
11.750%, due 07/15/25[3]	45,000	47,677
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[3]	79,167	76,986
5.750%, due 04/20/29[3]	55,000	49,613
Continental Airlines Pass-Through Trust
Series 2012-2, Class A,
4.000%, due 10/29/24	100,559	97,178
JetBlue Pass-Through Trust
Series 2019-1, Class A,
2.950%, due 05/15/28	252,448	214,268
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A,
4.100%, due 04/01/28	56,323	50,350
United Airlines Holdings, Inc.
4.875%, due 01/15/25	25,000	24,226
5.000%, due 02/01/24[5]	25,000	24,752
United Airlines Pass-Through Trust
Series 2012-1, Class A,
4.150%, due 04/11/24	144,961	143,222
United Airlines, Inc.
4.625%, due 04/15/29[3]	35,000	29,565
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.500%, due 06/01/28[3]	70,000	53,632
		1,231,822
Apparel: 0.0%†
Crocs, Inc.
4.125%, due 08/15/31[3,5]	25,000	18,999
William Carter Co.
5.625%, due 03/15/27[3]	10,000	9,475
		28,474

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Auto manufacturers: 1.2%
American Honda Finance Corp.
Secured Overnight Financing Rate Index + 0.670%,
6.016%, due 01/10/25[2]	200,000	$200,006
Secured Overnight Financing Rate Index + 0.700%,
6.019%, due 11/22/24[2]	100,000	100,042
Daimler Truck Finance North America LLC
2.000%, due 12/14/26[3]	200,000	178,039
Secured Overnight Financing Rate + 0.750%,
6.093%, due 12/13/24[2,3]	200,000	199,740
Ford Motor Co.
3.250%, due 02/12/32	15,000	11,321
4.750%, due 01/15/43	75,000	52,097
5.291%, due 12/08/46	70,000	50,855
9.625%, due 04/22/30	50,000	55,753
Ford Motor Credit Co. LLC
3.375%, due 11/13/25	200,000	186,641
4.125%, due 08/17/27	5,000	4,540
4.389%, due 01/08/26	10,000	9,479
6.800%, due 05/12/28	10,000	9,971
6.950%, due 03/06/26	80,000	80,138
7.350%, due 11/04/27	35,000	35,426
7.350%, due 03/06/30	1,690,000	1,697,220
General Motors Financial Co., Inc.
3.800%, due 04/07/25	260,000	250,935
Secured Overnight Financing Rate + 1.200%,
6.542%, due 11/17/23[2]	200,000	200,054
Hyundai Capital America
0.875%, due 06/14/24[3]	200,000	193,545
5.875%, due 04/07/25[3]	200,000	199,264
5.950%, due 09/21/26[3]	100,000	99,128
Nissan Motor Acceptance Co. LLC
2.000%, due 03/09/26[3]	100,000	89,241
2.750%, due 03/09/28[3]	200,000	165,666
Nissan Motor Co. Ltd.
3.522%, due 09/17/25[3]	200,000	189,135
4.810%, due 09/17/30[3]	200,000	169,917
Volkswagen Bank GmbH
2.500%, due 07/31/26[6]	700,000	702,918
Volkswagen Group of America Finance LLC
2.850%, due 09/26/24[3]	200,000	194,146
		5,325,217
Auto parts & equipment: 0.1%
Clarios Global LP
6.750%, due 05/15/25[3]	20,000	19,842
Dana, Inc.
4.500%, due 02/15/32	10,000	7,831
Goodyear Tire & Rubber Co.
5.000%, due 05/31/26	15,000	14,187
5.000%, due 07/15/29[5]	50,000	43,001
5.250%, due 04/30/31	55,000	45,231

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
IHO Verwaltungs GmbH
6.375% Cash or 7.125% PIK,
6.375%, due 05/15/29[3,7]	20,000	$17,412
ZF North America Capital, Inc.
6.875%, due 04/14/28[3]	40,000	38,762
7.125%, due 04/14/30[3]	15,000	14,551
		200,817
Banks: 14.4%
ABN AMRO Bank NV
(fixed, converts to FRN on 03/13/32),
3.324%, due 03/13/37[2,3]	200,000	142,410
(fixed, converts to FRN on 10/13/25),
6.575%, due 10/13/26[2,3]	200,000	200,374
ASB Bank Ltd.
(fixed, converts to FRN on 06/17/27),
5.284%, due 06/17/32[2,3]	1,700,000	1,606,914
5.398%, due 11/29/273	1,680,000	1,636,107
Banco Santander SA
5.147%, due 08/18/25	200,000	194,826
(fixed, converts to FRN on 02/08/24),
7.500%, due 02/08/24[2,6,8]	200,000	193,972

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp.
(fixed, converts to FRN on 02/04/24),
1.843%, due 02/04/25[2]	415,000	$409,463
(fixed, converts to FRN on 02/13/30),
2.496%, due 02/13/31[2]	290,000	228,578
(fixed, converts to FRN on 04/29/30),
2.592%, due 04/29/31[2]	200,000	157,673
(fixed, converts to FRN on 02/04/32),
2.972%, due 02/04/33[2]	270,000	206,937
(fixed, converts to FRN on 04/24/27),
3.705%, due 04/24/28[2]	100,000	91,349
4.000%, due 01/22/25	1,500,000	1,459,869
(fixed, converts to FRN on 03/20/50),
4.083%, due 03/20/51[2]	280,000	196,307
4.125%, due 01/22/24	300,000	298,785
Series MM,
(fixed, converts to FRN on 01/28/25),
4.300%, due 01/28/25[2,8]	20,000	17,970
Series RR,
(fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[2,8]	145,000	117,030
(fixed, converts to FRN on 04/27/27),
4.376%, due 04/27/28[2]	250,000	233,371
(fixed, converts to FRN on 07/22/27),
4.948%, due 07/22/28[2]	225,000	213,827
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[2]	200,000	194,746
Series AA,
(fixed, converts to FRN on 03/17/25),
6.100%, due 03/17/25[2,8]	195,000	188,014
Series X,
(fixed, converts to FRN on 09/05/24),
6.250%, due 09/05/24[2,8]	47,000	46,193
Bank of New York Mellon Corp.
(fixed, converts to FRN on 02/07/27),
3.442%, due 02/07/282	1,760,000	1,623,181
Series H,
(fixed, converts to FRN on 03/20/26),
3.700%, due 03/20/26[2,8]	23,000	19,786
Series I,
(fixed, converts to FRN on 12/20/26),
3.750%, due 12/20/26[2,8]	75,000	58,050
Bank of New Zealand
4.846%, due 02/07/28[3]	1,390,000	1,329,169
Barclays PLC
4.836%, due 05/09/28	535,000	480,798
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29[2]	200,000	184,109
(fixed, converts to FRN on 11/02/32),
7.437%, due 11/02/33[2]	400,000	399,110
(fixed, converts to FRN on 09/15/29),
8.000%, due 03/15/29[2,8]	200,000	176,900
BNP Paribas SA
3.375%, due 01/09/25[3]	200,000	193,188
(fixed, converts to FRN on 01/12/27),
4.625%, due 01/12/27[2,3,8]	200,000	157,711
(fixed, converts to FRN on 03/25/24),
6.625%, due 03/25/24[2,3,8]	200,000	197,202

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
BPCE SA
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,3]	250,000	$246,476
Canadian Imperial Bank of Commerce
3.450%, due 04/07/27[5]	1,760,000	1,610,063
Citibank NA
5.864%, due 09/29/255	100,000	100,121
Citigroup, Inc.
(fixed, converts to FRN on 11/05/29),
2.976%, due 11/05/30[2]	200,000	164,182
(fixed, converts to FRN on 03/17/25),
3.290%, due 03/17/26[2]	240,000	229,833
(fixed, converts to FRN on 01/10/27),
3.887%, due 01/10/28[2]	755,000	699,945
4.400%, due 06/10/25	980,000	948,452
(fixed, converts to FRN on 03/31/30),
4.412%, due 03/31/31[2]	1,745,000	1,543,810
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[2,8]	22,000	19,671
Series U,
(fixed, converts to FRN on 09/12/24),
5.000%, due 09/12/24[2,8]	39,000	36,910
Series Z,
(fixed, converts to FRN on 05/15/28),
7.375%, due 05/15/28[2,8]	140,000	133,529
Citizens Financial Group, Inc.
Series C,
(fixed, converts to FRN on 04/06/24),
6.375%, due 04/06/24[2,5,8]	80,000	65,052
Series B,
3 mo. USD Term SOFR + 3.265%,
8.687%, due 01/06/24[2,8]	60,000	50,989
Comerica Bank
4.000%, due 07/27/25[5]	1,020,000	933,054
(fixed, converts to FRN on 08/25/32),
5.332%, due 08/25/33[2]	1,690,000	1,308,718
Deutsche Bank AG
(fixed, converts to FRN on 11/26/24),
3.961%, due 11/26/25[2]	200,000	192,863
Fifth Third Bancorp
(fixed, converts to FRN on 07/28/29),
4.772%, due 07/28/30[2]	35,000	31,018
(fixed, converts to FRN on 10/27/27),
6.361%, due 10/27/28[2]	2,430,000	2,365,097
Series H,
3 mo. USD Term SOFR + 3.295%,
8.689%, due 12/01/23[2,8]	115,000	103,716

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 01/24/24),
1.757%, due 01/24/25[2]	415,000	$409,906
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[2]	100,000	87,702
(fixed, converts to FRN on 04/22/31),
2.615%, due 04/22/32[2]	615,000	468,568
(fixed, converts to FRN on 09/29/24),
3.272%, due 09/29/25[2]	200,000	194,089
3.500%, due 04/01/25	100,000	96,243
Series U,
(fixed, converts to FRN on 08/10/26),
3.650%, due 08/10/26[2,8]	45,000	34,873
Series T,
(fixed, converts to FRN on 05/10/26),
3.800%, due 05/10/26[2,8]	20,000	15,630
(fixed, converts to FRN on 10/31/37),
4.017%, due 10/31/38[2]	290,000	219,558
Series V,
(fixed, converts to FRN on 11/10/26),
4.125%, due 11/10/26[2,8]	50,000	39,616
(fixed, converts to FRN on 08/23/27),
4.482%, due 08/23/28[2]	265,000	248,107
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[2,8]	39,000	35,917
Series O,
(fixed, converts to FRN on 11/10/26),
5.300%, due 11/10/26[2,8]	44,000	41,013
3 mo. USD Term SOFR + 2.012%,
7.402%, due 10/28/27[2]	200,000	204,085
Grupo Aval Ltd.
4.375%, due 02/04/30[3]	70,000	51,625
HSBC Holdings PLC
(fixed, converts to FRN on 06/04/30),
2.848%, due 06/04/31[2]	2,000,000	1,569,469
(fixed, converts to FRN on 09/09/31),
4.700%, due 03/09/31[2,8]	200,000	143,690
(fixed, converts to FRN on 08/11/32),
5.402%, due 08/11/33[2]	200,000	179,835
(fixed, converts to FRN on 05/22/27),
6.000%, due 05/22/27[2,8]	670,000	583,546
(fixed, converts to FRN on 03/09/33),
6.254%, due 03/09/34[2]	600,000	569,505
(fixed, converts to FRN on 11/03/27),
7.390%, due 11/03/28[2]	1,205,000	1,236,089

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Huntington Bancshares, Inc.
(fixed, converts to FRN on 08/04/27),
4.443%, due 08/04/28[2]	830,000	$758,089
Series G,
(fixed, converts to FRN on 10/15/27),
4.450%, due 10/15/27[2,5,8]	8,000	5,970
Series F,
(fixed, converts to FRN on 07/15/30),
5.625%, due 07/15/30[2,8]	19,000	14,775
Series E,
3 mo. USD Term SOFR + 3.142%,
8.536%, due 01/15/24[2,5,8]	124,000	103,998
Huntington National Bank
5.650%, due 01/10/30	1,645,000	1,507,090
ING Groep NV
(fixed, converts to FRN on 03/28/25),
3.869%, due 03/28/26[2]	1,800,000	1,735,322
(fixed, converts to FRN on 11/16/27),
3.875%, due 05/16/27[2,8]	227,000	158,432
(fixed, converts to FRN on 11/16/26),
5.750%, due 11/16/26[2,8]	200,000	175,909
Secured Overnight Financing Rate + 1.560%,
6.905%, due 09/11/27[2]	200,000	200,258
Intesa Sanpaolo SpA
Series XR,
4.000%, due 09/23/29[3]	200,000	166,679
(fixed, converts to FRN on 11/21/32),
8.248%, due 11/21/33[2,3]	200,000	195,120

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
JPMorgan Chase & Co.
(fixed, converts to FRN on 06/23/24),
0.969%, due 06/23/25[2]	100,000	$96,334
(fixed, converts to FRN on 09/22/26),
1.470%, due 09/22/27[2]	200,000	174,227
(fixed, converts to FRN on 12/10/24),
1.561%, due 12/10/25[2]	320,000	302,824
(fixed, converts to FRN on 06/01/27),
2.182%, due 06/01/28[2]	250,000	217,323
(fixed, converts to FRN on 02/24/27),
2.947%, due 02/24/28[2]	200,000	180,022
(fixed, converts to FRN on 04/22/40),
3.109%, due 04/22/41[2]	470,000	311,527
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[2]	200,000	179,447
(fixed, converts to FRN on 01/29/26),
3.960%, due 01/29/27[2]	100,000	95,320
(fixed, converts to FRN on 04/23/28),
4.005%, due 04/23/29[2]	650,000	591,975
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[2,8]	16,000	14,907
Series FFF,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[2,8]	45,000	43,547
(fixed, converts to FRN on 07/24/28),
5.299%, due 07/24/29[2]	200,000	192,551
(fixed, converts to FRN on 10/22/26),
6.070%, due 10/22/27[2]	200,000	199,577
Series CC,
3 mo. USD Term SOFR + 2.842%,
8.219%, due 02/01/24[2,8]	45,000	44,907
KeyBank NA
5.850%, due 11/15/27[5]	1,435,000	1,328,960
Lloyds Bank PLC
0.000%, due 04/02/32[2,6,9]	2,200,000	1,277,381
Lloyds Banking Group PLC
(fixed, converts to FRN on 03/18/27),
3.750%, due 03/18/28[2]	1,785,000	1,626,845
(fixed, converts to FRN on 11/15/32),
7.953%, due 11/15/33[2]	810,000	821,342
(fixed, converts to FRN on 03/27/30),
8.000%, due 09/27/29[2,8]	200,000	175,621
M&T Bank Corp.
Series I,
(fixed, converts to FRN on 09/01/26),
3.500%, due 09/01/26[2,8]	190,000	127,054
Series G,
(fixed, converts to FRN on 08/01/24),
5.000%, due 08/01/24[2,8]	56,000	44,520
Mitsubishi UFJ Financial Group, Inc.
2.193%, due 02/25/25	200,000	190,046
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 05/22/29),
3.261%, due 05/22/30[2]	200,000	170,085

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Morgan Stanley
(fixed, converts to FRN on 09/16/31),
2.484%, due 09/16/36[2]	440,000	$311,262
(fixed, converts to FRN on 01/22/30),
2.699%, due 01/22/31[2]	210,000	168,730
3.591%, due 07/22/28[2]	535,000	485,198
(fixed, converts to FRN on 02/01/28),
5.123%, due 02/01/29[2]	200,000	190,418
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[2]	200,000	192,348
(fixed, converts to FRN on 01/19/33),
5.948%, due 01/19/38[2]	90,000	81,610
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[2]	1,380,000	1,352,922
NatWest Group PLC
(fixed, converts to FRN on 11/28/30),
3.032%, due 11/28/35[2]	550,000	402,939
(fixed, converts to FRN on 05/22/27),
3.073%, due 05/22/28[2]	200,000	176,910
(fixed, converts to FRN on 03/02/33),
6.016%, due 03/02/34[2,5]	200,000	186,223
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[2]	1,370,000	1,394,091
PNC Financial Services Group, Inc.
Series T,
(fixed, converts to FRN on 09/15/26),
3.400%, due 09/15/26[2,5,8]	304,000	218,741
Series S,
(fixed, converts to FRN on 11/01/26),
5.000%, due 11/01/26[2,8]	22,000	18,296
Series W,
(fixed, converts to FRN on 03/15/30),
6.250%, due 03/15/30[2,8]	75,000	61,725
Royal Bank of Canada
3.375%, due 04/14/25	160,000	154,396
Santander Holdings USA, Inc.
(fixed, converts to FRN on 01/06/27),
2.490%, due 01/06/28[2]	1,200,000	1,033,106
(fixed, converts to FRN on 09/09/25),
5.807%, due 09/09/26[2]	1,140,000	1,116,347
(fixed, converts to FRN on 03/09/28),
6.499%, due 03/09/29[2]	1,145,000	1,107,415
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 01/10/28),
6.534%, due 01/10/29[2]	100,000	97,832
Skandinaviska Enskilda Banken AB
(fixed, converts to FRN on 05/13/25),
5.125%, due 05/13/25[2,6,8]	200,000	188,000
Societe Generale SA
(fixed, converts to FRN on 01/10/33),
6.691%, due 01/10/34[2,3]	300,000	280,915

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Standard Chartered PLC
(fixed, converts to FRN on 05/21/24),
3.785%, due 05/21/25[2,3]	200,000	$196,686
(fixed, converts to FRN on 02/19/29),
4.300%, due 08/19/28[2,3,5,8]	10,000	6,998
(fixed, converts to FRN on 07/06/26),
6.187%, due 07/06/27[2,3]	100,000	99,105
State Street Corp.
(fixed, converts to FRN on 11/04/27),
5.820%, due 11/04/28[2]	740,000	731,448
Sumitomo Mitsui Financial Group, Inc.
1.902%, due 09/17/28	200,000	163,556
Svenska Handelsbanken AB
3.950%, due 06/10/27[3]	1,800,000	1,679,994
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27),
4.123%, due 06/06/28[2]	1,720,000	1,564,851
Series P,
(fixed, converts to FRN on 12/01/25),
4.950%, due 09/01/25[2,5,8]	5,000	4,535
Series Q,
(fixed, converts to FRN on 09/01/30),
5.100%, due 03/01/30[2,8]	15,000	12,013
(fixed, converts to FRN on 01/26/33),
5.122%, due 01/26/34[2]	200,000	171,604
(fixed, converts to FRN on 06/08/33),
5.867%, due 06/08/34[2]	170,000	154,649
(fixed, converts to FRN on 10/28/32),
6.123%, due 10/28/33[2]	770,000	712,983
Series L,
3 mo. USD Term SOFR + 3.364%,
8.773%, due 12/15/24[2,5,8]	73,000	69,243
U.S. Bancorp
Series N,
(fixed, converts to FRN on 01/15/27),
3.700%, due 01/15/27[2,8]	205,000	143,917
(fixed, converts to FRN on 02/01/33),
4.839%, due 02/01/34[2]	200,000	170,890
UniCredit SpA
7.830%, due 12/04/23[3]	500,000	500,090

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 10/30/24),
2.406%, due 10/30/25[2]	400,000	$383,809
(fixed, converts to FRN on 02/11/30),
2.572%, due 02/11/31[2]	625,000	494,880
(fixed, converts to FRN on 06/17/26),
3.196%, due 06/17/27[2]	200,000	184,882
(fixed, converts to FRN on 03/02/32),
3.350%, due 03/02/33[2]	1,915,000	1,507,807
Series BB,
(fixed, converts to FRN on 03/15/26),
3.900%, due 03/15/26[2,8]	60,000	51,970
(fixed, converts to FRN on 07/25/28),
5.574%, due 07/25/29[2]	200,000	192,857
(fixed, converts to FRN on 09/15/28),
7.625%, due 09/15/28[2,5,8]	50,000	50,065
Wells Fargo Bank NA
5.450%, due 08/07/26	100,000	99,060
5.550%, due 08/01/25	100,000	99,643
Westpac Banking Corp.
(fixed, converts to FRN on 11/18/31),
3.020%, due 11/18/36[2]	240,000	172,631
		62,334,058
Beverages: 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650%, due 02/01/26	260,000	249,962
Constellation Brands, Inc.
2.250%, due 08/01/31	270,000	205,175
Molson Coors Beverage Co.
4.200%, due 07/15/46	300,000	212,739
Suntory Holdings Ltd.
2.250%, due 10/16/24[3]	200,000	192,639
		860,515
Biotechnology: 0.2%
Amgen, Inc.
2.770%, due 09/01/53	215,000	112,327
5.750%, due 03/02/63	240,000	207,869
Gilead Sciences, Inc.
5.250%, due 10/15/33	50,000	47,363
5.550%, due 10/15/53	50,000	45,166
Regeneron Pharmaceuticals, Inc.
1.750%, due 09/15/30	300,000	226,086
		638,811
Building Materials: 0.1%
Builders FirstSource, Inc.
4.250%, due 02/01/32[3]	15,000	11,938
6.375%, due 06/15/32[3]	35,000	32,034
Camelot Return Merger Sub, Inc.
8.750%, due 08/01/28[3,5]	35,000	32,681
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30[3]	25,000	23,781
Fortune Brands Innovations, Inc.
3.250%, due 09/15/29	200,000	170,309
JELD-WEN, Inc.
4.875%, due 12/15/27[3]	40,000	33,906

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Building Materials—(continued)
Knife River Corp.
7.750%, due 05/01/31[3]	30,000	$29,888
Masonite International Corp.
3.500%, due 02/15/30[3]	50,000	39,591
5.375%, due 02/01/28[3,5]	20,000	18,418
Standard Industries, Inc.
3.375%, due 01/15/31[3,5]	15,000	11,351
4.375%, due 07/15/30[3]	30,000	24,511
4.750%, due 01/15/28[3,5]	50,000	44,745
		473,153
Chemicals: 0.1%
Avient Corp.
7.125%, due 08/01/30[3]	50,000	48,104
INEOS Finance PLC
6.750%, due 05/15/28[3]	60,000	56,024
INEOS Quattro Finance 2 PLC
3.375%, due 01/15/26[3]	60,000	57,300
International Flavors & Fragrances, Inc.
2.300%, due 11/01/30[3]	200,000	148,527
NOVA Chemicals Corp.
4.250%, due 05/15/29[3,5]	25,000	18,490
5.250%, due 06/01/27[3]	24,000	20,272
Olympus Water U.S. Holding Corp.
4.250%, due 10/01/28[3,5]	65,000	51,866
SNF Group SACA
3.125%, due 03/15/27[3]	30,000	26,547
Tronox, Inc.
4.625%, due 03/15/29[3,5]	75,000	59,080
WR Grace Holdings LLC
4.875%, due 06/15/27[3]	15,000	13,475
		499,685
Commercial services: 0.6%
ADT Security Corp.
4.125%, due 08/01/29[3,5]	55,000	47,171
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625%, due 06/01/28[3]	20,000	16,358
APi Group DE, Inc.
4.125%, due 07/15/29[3]	25,000	20,390
4.750%, due 10/15/29[3]	30,000	25,657
ASGN, Inc.
4.625%, due 05/15/28[3]	55,000	48,702
Ashtead Capital, Inc.
5.500%, due 08/11/32[3]	1,700,000	1,521,090
CoStar Group, Inc.
2.800%, due 07/15/30[3]	200,000	155,305
Duke University
Series 2020,
2.682%, due 10/01/44	300,000	194,363
Emory University
Series 2020,
2.143%, due 09/01/30	200,000	160,678
GTCR W-2 Merger Sub LLC
7.500%, due 01/15/31[3]	45,000	44,431
HealthEquity, Inc.
4.500%, due 10/01/29[3]	45,000	38,547
Korn Ferry
4.625%, due 12/15/27[3,5]	65,000	59,122

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Commercial services—(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, due 04/15/26[3]	95,000	$92,160
6.250%, due 01/15/28[3,5]	45,000	41,729
United Rentals North America, Inc.
3.750%, due 01/15/32	55,000	43,731
5.250%, due 01/15/30	55,000	50,222
Williams Scotsman, Inc.
7.375%, due 10/01/31[3]	25,000	24,590
ZipRecruiter, Inc.
5.000%, due 01/15/30[3]	30,000	23,431
		2,607,677
Computers: 0.2%
Apple, Inc.
2.450%, due 08/04/26	610,000	566,495
2.850%, due 08/05/61	210,000	116,738
Dell International LLC/EMC Corp.
5.850%, due 07/15/25	200,000	199,625
Presidio Holdings, Inc.
4.875%, due 02/01/27[3]	65,000	59,553
		942,411
Cosmetics/Personal Care: 0.0%†
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.625%, due 07/15/30[3]	40,000	38,109

Distribution & wholesale: 0.0%†
Resideo Funding, Inc.
4.000%, due 09/01/29[3]	50,000	40,125
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[3]	15,000	14,700
Windsor Holdings III LLC
8.500%, due 06/15/30[3]	45,000	43,806
		98,631
Diversified financial services: 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300%, due 01/30/32	290,000	224,515
4.450%, due 04/03/26	200,000	191,286
Ally Financial, Inc.
2.200%, due 11/02/28[5]	200,000	153,557
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[2,8]	145,000	94,119
Series C,
(fixed, converts to FRN on 05/15/28),
4.700%, due 05/15/28[2,8]	164,000	95,745
5.750%, due 11/20/25[5]	15,000	14,329
American Express Co.
Series D,
(fixed, converts to FRN on 09/15/26),
3.550%, due 09/15/26[2,8]	140,000	109,900
(fixed, converts to FRN on 10/30/25),
6.338%, due 10/30/26[2]	200,000	200,567
Avolon Holdings Funding Ltd.
5.500%, due 01/15/26[3]	1,000,000	962,850
Brightsphere Investment Group, Inc.
4.800%, due 07/27/26	755,000	683,275

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Capital One Financial Corp.
Series M,
(fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[2,5,8]	235,000	$163,555
(fixed, converts to FRN on 05/10/27),
4.927%, due 05/10/28[2]	1,700,000	1,572,676
(fixed, converts to FRN on 10/29/26),
7.149%, due 10/29/27[2]	200,000	200,030
Charles Schwab Corp.
Series H,
(fixed, converts to FRN on 12/01/30),
4.000%, due 12/01/30[2,8]	256,000	174,699
Series G,
(fixed, converts to FRN on 06/01/25),
5.375%, due 06/01/25[2,5,8]	15,000	14,243
(fixed, converts to FRN on 05/19/33),
5.853%, due 05/19/34[2]	90,000	82,546
Credit Acceptance Corp.
6.625%, due 03/15/26[5]	1,500,000	1,424,252
Discover Financial Services
Series C,
(fixed, converts to FRN on 10/30/27),
5.500%, due 10/30/27[2,8]	235,000	156,720
Lazard Group LLC
4.375%, due 03/11/29	100,000	90,780
LeasePlan Corp. NV
2.875%, due 10/24/24[3]	200,000	193,353
Lehman Brothers Holdings, Inc.
0.000%, due 12/30/49[10]	1,900,000	2,850
1.000%, due 01/24/49[10]	4,500,000	6,750
1.000%, due 12/30/49[10]	900,000	1,350
Navient Corp.
Series A,
5.625%, due 01/25/25	100,000	96,903
OneMain Finance Corp.
3.500%, due 01/15/27	40,000	33,800
3.875%, due 09/15/28	45,000	35,579
7.125%, due 03/15/26[5]	70,000	67,984
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.
6.375%, due 02/01/27[3]	1,660,000	1,512,675
		8,560,888
Electric: 5.1%
Adani Electricity Mumbai Ltd.
3.949%, due 02/12/30[3,5]	300,000	211,725
AES Corp.
2.450%, due 01/15/31[5]	200,000	150,285
Alexander Funding Trust II
7.467%, due 07/31/28[3]	1,475,000	1,464,400
American Electric Power Co., Inc.
5.950%, due 11/01/32	195,000	188,423
Appalachian Power Co.
Series AA,
2.700%, due 04/01/31	200,000	157,484
Atlantica Sustainable Infrastructure PLC
4.125%, due 06/15/28[3,5]	1,495,000	1,291,038

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
Avangrid, Inc.
3.800%, due 06/01/29	1,600,000	$1,406,325
Black Hills Corp.
2.500%, due 06/15/30	200,000	156,443
Calpine Corp.
3.750%, due 03/01/31[3]	45,000	35,856
4.625%, due 02/01/29[3]	58,000	48,989
5.000%, due 02/01/31[3]	64,000	51,621
5.125%, due 03/15/28[3]	30,000	26,848
CenterPoint Energy Houston Electric LLC
5.200%, due 10/01/28	200,000	195,541
Clearway Energy Operating LLC
3.750%, due 01/15/32[3]	30,000	22,724
Commonwealth Edison Co.
3.700%, due 03/01/45	745,000	512,355
Constellation Energy Generation LLC
6.125%, due 01/15/34	200,000	193,324
6.500%, due 10/01/53	50,000	46,962
Dominion Energy, Inc.
Series C,
2.250%, due 08/15/31	200,000	149,141
Series C,
(fixed, converts to FRN on 04/15/27),
4.350%, due 01/15/27[2,8]	60,000	48,819
5.375%, due 11/15/32	270,000	250,017
Duke Energy Florida LLC
5.950%, due 11/15/52	1,175,000	1,087,359
Duke Energy Progress LLC
2.000%, due 08/15/31	1,200,000	902,233
Edison International
Series B,
(fixed, converts to FRN on 03/15/27),
5.000%, due 12/15/26[2,8]	235,000	209,141
Series A,
(fixed, converts to FRN on 03/15/26),
5.375%, due 03/15/26[2,8]	1,810,000	1,622,071
Enel Finance America LLC
7.100%, due 10/14/27[3]	500,000	511,262
Entergy Louisiana LLC
5.590%, due 10/01/24	307,000	306,293
Exelon Corp.
2.750%, due 03/15/27	200,000	180,938
4.700%, due 04/15/50	160,000	120,639
IPALCO Enterprises, Inc.
4.250%, due 05/01/30	200,000	172,231
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[3]	25,000	20,417
MidAmerican Energy Co.
3.650%, due 04/15/29	1,400,000	1,262,244
Monongahela Power Co.
3.550%, due 05/15/27[3]	1,800,000	1,656,536

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
National Rural Utilities Cooperative Finance Corp.
4.800%, due 03/15/28	100,000	$96,762
Nevada Power Co.
Series GG,
5.900%, due 05/01/53	1,245,000	1,132,970
New York State Electric & Gas Corp.
2.150%, due 10/01/31[3]	1,400,000	1,028,090
NextEra Energy Capital Holdings, Inc.
3.550%, due 05/01/27	1,700,000	1,564,108
5.749%, due 09/01/25	165,000	164,224
Niagara Mohawk Power Corp.
4.278%, due 12/15/28[3]	300,000	276,722
NRG Energy, Inc.
3.375%, due 02/15/29[3]	25,000	20,347
3.625%, due 02/15/31[3]	50,000	37,732
3.875%, due 02/15/32[3]	25,000	18,579
5.250%, due 06/15/29[3]	50,000	44,113
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,3,8]	40,000	38,615
Pacific Gas & Electric Co.
3.150%, due 01/01/26	100,000	92,564
3.400%, due 08/15/24	200,000	195,427
3.750%, due 02/15/24	200,000	198,662
4.300%, due 03/15/45	425,000	275,010
6.400%, due 06/15/33	200,000	187,688
PacifiCorp
2.700%, due 09/15/30	100,000	79,974
Southern California Edison Co.
5.850%, due 11/01/27	100,000	99,855
5.950%, due 11/01/32	775,000	756,867
Southern Co.
Series A,
3.700%, due 04/30/30	200,000	173,411
Series B,
(fixed, converts to FRN on 01/15/26),
4.000%, due 01/15/51[2]	435,000	396,887
Southwestern Electric Power Co.
Series M,
4.100%, due 09/15/28	200,000	183,242
Talen Energy Supply LLC
8.625%, due 06/01/30[3]	10,000	10,161
Vistra Operations Co. LLC
4.375%, due 05/01/29[3]	25,000	21,235
5.000%, due 07/31/27[3]	105,000	96,053
5.500%, due 09/01/26[3]	10,000	9,514
WEC Energy Group, Inc.
1.800%, due 10/15/30	200,000	149,571
		22,008,067
Electrical components & equipment: 0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[3,5]	25,000	20,408
4.750%, due 06/15/28[3]	30,000	25,624
6.500%, due 12/31/27[3,5]	30,000	27,965
		73,997
Electronics: 0.0%†
Imola Merger Corp.
4.750%, due 05/15/29[3]	100,000	87,179

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electronics—(continued)
Sensata Technologies BV
4.000%, due 04/15/29[3]	20,000	$17,002
5.875%, due 09/01/30[3]	35,000	31,967
		136,148
Energy-Alternate Sources: 0.3%
FS Luxembourg SARL
10.000%, due 12/15/25[3]	20,000	20,335
NextEra Energy Partners LP
2.500%, due 06/15/26[3]	1,540,000	1,337,282
		1,357,617
Engineering & construction: 0.1%
Global Infrastructure Solutions, Inc.
5.625%, due 06/01/29[3]	25,000	20,000
Sydney Airport Finance Co. Pty. Ltd.
3.375%, due 04/30/25[3]	300,000	288,570
		308,570
Entertainment: 0.2%
Banijay Entertainment SASU
8.125%, due 05/01/29[3]	25,000	24,375
Caesars Entertainment, Inc.
6.250%, due 07/01/25[3]	70,000	68,872
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.500%, due 05/01/25[3]	40,000	39,205
Churchill Downs, Inc.
6.750%, due 05/01/31[3]	95,000	87,637
Light & Wonder International, Inc.
7.500%, due 09/01/31[3]	20,000	19,529
Live Nation Entertainment, Inc.
4.750%, due 10/15/27[3,5]	35,000	31,983
6.500%, due 05/15/27[3]	25,000	24,391
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[3]	45,000	37,463
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.875%, due 11/01/26[3]	45,000	41,872
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[3]	33,000	32,772
Warnermedia Holdings, Inc.
4.054%, due 03/15/29	300,000	265,461
5.141%, due 03/15/52	325,000	229,975
		903,535
Environmental control: 0.0%†
Enviri Corp.
5.750%, due 07/31/27[3]	70,000	59,168

Food: 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, due 01/15/27[3]	35,000	32,802
5.875%, due 02/15/28[3]	20,000	19,158
6.500%, due 02/15/28[3]	45,000	44,181
Kroger Co.
5.400%, due 01/15/49	115,000	98,556

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Food—(continued)
Performance Food Group, Inc.
4.250%, due 08/01/29[3]	45,000	$37,970
5.500%, due 10/15/27[3]	40,000	37,403
Pilgrim's Pride Corp.
3.500%, due 03/01/32	30,000	22,854
4.250%, due 04/15/31	50,000	41,188
6.250%, due 07/01/33	40,000	36,760
6.875%, due 05/15/34	25,000	23,655
Sysco Corp.
3.150%, due 12/14/51	135,000	78,060
6.600%, due 04/01/50	184,000	181,527
U.S. Foods, Inc.
4.625%, due 06/01/30[3]	25,000	21,348
6.875%, due 09/15/28[3]	15,000	14,660
7.250%, due 01/15/32[3]	20,000	19,633
		709,755
Food service: 0.0%†
Aramark Services, Inc.
5.000%, due 02/01/28[3]	55,000	50,443

Gas: 0.2%
National Fuel Gas Co.
2.950%, due 03/01/31	300,000	228,049
NiSource, Inc.
3.600%, due 05/01/30	200,000	171,190
Southern California Gas Co.
2.950%, due 04/15/27	100,000	91,155
Southwest Gas Corp.
4.050%, due 03/15/32	200,000	169,383
		659,777
Healthcare-products: 0.0%†
Medline Borrower LP
3.875%, due 04/01/29[3]	65,000	54,884

Healthcare-services: 0.8%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[3]	55,000	49,039
Catalent Pharma Solutions, Inc.
3.125%, due 02/15/29[3]	25,000	19,656
3.500%, due 04/01/30[3,5]	10,000	7,850
Centene Corp.
2.625%, due 08/01/31	300,000	225,300
CHS/Community Health Systems, Inc.
5.250%, due 05/15/30[3,5]	30,000	21,305
CommonSpirit Health
6.073%, due 11/01/27	1,290,000	1,286,415
DaVita, Inc.
3.750%, due 02/15/31[3]	15,000	10,782
4.625%, due 06/01/30[3]	15,000	11,756
Fortrea Holdings, Inc.
7.500%, due 07/01/30[3]	10,000	9,650
HCA, Inc.
3.125%, due 03/15/27	200,000	180,476
4.125%, due 06/15/29	49,000	43,491
5.500%, due 06/01/33	95,000	86,670
IQVIA, Inc.
5.000%, due 10/15/26[3]	40,000	38,133
Legacy LifePoint Health LLC
4.375%, due 02/15/27[3]	15,000	12,404
LifePoint Health, Inc.
9.875%, due 08/15/30[3]	10,000	9,037
Molina Healthcare, Inc.
3.875%, due 05/15/32[3]	60,000	47,145
4.375%, due 06/15/28[3]	30,000	26,700

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Roche Holdings, Inc.
2.607%, due 12/13/51[3]	200,000	$110,879
Select Medical Corp.
6.250%, due 08/15/26[3]	30,000	29,179
Sutter Health
5.164%, due 08/15/33	1,140,000	1,064,142
Tenet Healthcare Corp.
4.625%, due 06/15/28	55,000	48,931
5.125%, due 11/01/27	25,000	23,078
6.250%, due 02/01/27	70,000	67,126
6.750%, due 05/15/31[3]	55,000	52,230
UnitedHealth Group, Inc.
5.875%, due 02/15/53	185,000	174,955
		3,656,329
Holding companies-divers: 0.0%†
Benteler International AG
10.500%, due 05/15/28[3]	25,000	25,181

Home builders: 0.0%†
KB Home
4.000%, due 06/15/31	20,000	15,616
7.250%, due 07/15/30	30,000	28,800
Mattamy Group Corp.
4.625%, due 03/01/30[3]	30,000	24,412
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28	70,000	61,522
		130,350
Household products: 0.0%†
Coty, Inc.
5.000%, due 04/15/26[3]	20,000	19,107
6.500%, due 04/15/26[3]	10,000	9,850
Edgewell Personal Care Co.
5.500%, due 06/01/28[3]	25,000	22,817
		51,774
Household products/wares: 0.0%†
Spectrum Brands, Inc.
3.875%, due 03/15/31[3]	15,000	12,007

Housewares: 0.3%
Newell Brands, Inc.
6.375%, due 09/15/27[5]	1,340,000	1,254,929
6.375%, due 04/01/36	10,000	7,843
		1,262,772
Insurance: 7.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, due 10/15/27[3]	40,000	35,166
6.750%, due 04/15/28[3]	70,000	66,517
Athene Global Funding
2.550%, due 06/29/25[3]	1,800,000	1,675,781
Athene Holding Ltd.
6.650%, due 02/01/33	1,555,000	1,498,518
Corebridge Financial, Inc.
4.350%, due 04/05/42	130,000	94,257
(fixed, converts to FRN on 12/15/27),
6.875%, due 12/15/52[2]	1,690,000	1,561,328
Corebridge Global Funding
5.750%, due 07/02/26[3]	100,000	98,614
Enstar Finance LLC
(fixed, converts to FRN on 01/15/27),
5.500%, due 01/15/42[2]	2,000,000	1,594,172
Enstar Group Ltd.
4.950%, due 06/01/29	1,850,000	1,684,203

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
Equitable Holdings, Inc.
4.350%, due 04/20/28	300,000	$274,605
F&G Annuities & Life, Inc.
7.400%, due 01/13/28	2,715,000	2,682,155
Fairfax Financial Holdings Ltd.
5.625%, due 08/16/32	1,800,000	1,663,077
Fidelity National Financial, Inc.
3.400%, due 06/15/30	1,500,000	1,234,851
First American Financial Corp.
2.400%, due 08/15/31	1,645,000	1,188,197
GA Global Funding Trust
0.800%, due 09/13/24[3]	1,400,000	1,328,054
Global Atlantic Fin Co.
7.950%, due 06/15/33[3,5]	1,360,000	1,264,981
HUB International Ltd.
7.250%, due 06/15/30[3]	70,000	68,282
Intact Financial Corp.
5.459%, due 09/22/32[3]	1,220,000	1,129,859
Liberty Mutual Group, Inc.
(fixed, converts to FRN on 12/15/26),
4.125%, due 12/15/51[2,3]	110,000	87,330
MassMutual Global Funding II
Secured Overnight Financing Rate +0.980%,
6.326%, due 07/10/26[2,3]	200,000	200,567
Metropolitan Life Global Funding I
4.300%, due 08/25/29[3]	2,240,000	2,057,340
Northwestern Mutual Global Funding
4.350%, due 09/15/27[3]	985,000	935,688
Pacific Life Global Funding II
5.500%, due 07/18/28[3]	100,000	97,885
Protective Life Global Funding
3.218%, due 03/28/25[3]	1,755,000	1,687,831
Prudential Financial, Inc.
(fixed, converts to FRN on 02/28/32),
5.125%, due 03/01/52[2]	70,000	59,517
Reinsurance Group of America, Inc.
6.000%, due 09/15/33	1,445,000	1,359,126
RenaissanceRe Holdings Ltd.
3.600%, due 04/15/29	1,810,000	1,578,106
5.750%, due 06/05/33	2,105,000	1,936,525
Ryan Specialty LLC
4.375%, due 02/01/30[3]	30,000	25,696
Stewart Information Services Corp.
3.600%, due 11/15/31	2,000,000	1,423,749
Swiss Re Finance Luxembourg SA
(fixed, converts to FRN on 04/02/29),
5.000%, due 04/02/49[2,3]	3,400,000	3,170,500
Travelers Cos., Inc.
5.450%, due 05/25/53	60,000	53,904
		33,816,381

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Internet: 0.2%
EquipmentShare.com, Inc.
9.000%, due 05/15/28[3,5]	45,000	$42,300
Expedia Group, Inc.
3.800%, due 02/15/28	200,000	181,018
6.250%, due 05/01/25[3]	196,000	195,782
Gen Digital, Inc.
6.750%, due 09/30/27[3]	25,000	24,335
7.125%, due 09/30/30[3,5]	25,000	24,321
Match Group Holdings II LLC
4.625%, due 06/01/28[3]	45,000	40,405
5.625%, due 02/15/29[3]	35,000	31,593
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[3]	30,000	26,775
Ziff Davis, Inc.
4.625%, due 10/15/30[3]	68,000	56,931
		623,460
Investment companies: 0.4%
Blue Owl Capital Corp.
2.875%, due 06/11/28	1,100,000	896,498
Blue Owl Credit Income Corp.
7.750%, due 09/16/27	950,000	935,408
		1,831,906
Iron & steel: 0.1%
ATI, Inc.
4.875%, due 10/01/29	30,000	25,549
5.125%, due 10/01/31	20,000	16,500
7.250%, due 08/15/30	20,000	19,254
Carpenter Technology Corp.
7.625%, due 03/15/30	40,000	39,488
CSN Inova Ventures
6.750%, due 01/28/28[3,5]	145,000	132,631
Metinvest BV
7.650%, due 10/01/27[3]	25,000	15,814
7.750%, due 10/17/29[3]	110,000	64,728
		313,964
Leisure time: 0.1%
Acushnet Co.
7.375%, due 10/15/28[3]	10,000	10,018
Carnival Corp.
4.000%, due 08/01/28[3]	50,000	43,491
5.750%, due 03/01/27[3]	30,000	26,786
7.625%, due 03/01/26[3]	25,000	24,310
9.875%, due 08/01/27[3,5]	25,000	26,058
Carnival Holdings Bermuda Ltd.
10.375%, due 05/01/28[3]	30,000	31,986
Lindblad Expeditions LLC
6.750%, due 02/15/27[3]	15,000	13,670
NCL Corp. Ltd.
5.875%, due 02/15/27[3]	30,000	27,614
Royal Caribbean Cruises Ltd.
5.500%, due 08/31/26[3]	50,000	47,184
5.500%, due 04/01/28[3]	45,000	41,033
7.500%, due 10/15/27	25,000	24,624
		316,774
Lodging: 0.1%
Las Vegas Sands Corp.
3.200%, due 08/08/24	200,000	194,611

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Lodging—(continued)
Marriott International, Inc.
5.550%, due 10/15/28	200,000	$194,899
Melco Resorts Finance Ltd.
5.625%, due 07/17/27[3]	105,000	91,142
Wyndham Hotels & Resorts, Inc.
4.375%, due 08/15/28[3]	60,000	52,953
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.500%, due 03/01/25[3]	13,000	12,763
Wynn Macau Ltd.
5.500%, due 01/15/26[3]	75,000	69,114
		615,482
Machinery-construction & mining: 0.0%†
Manitowoc Co., Inc.
9.000%, due 04/01/26[3,5]	25,000	24,505
Terex Corp.
5.000%, due 05/15/29[3]	25,000	21,884
Vertiv Group Corp.
4.125%, due 11/15/28[3]	50,000	43,700
		90,089
Machinery-diversified: 0.2%
ATS Corp.
4.125%, due 12/15/28[3]	15,000	12,881
CNH Industrial Capital LLC
5.500%, due 01/12/29	835,000	809,357
Ingersoll Rand, Inc.
5.400%, due 08/14/28	15,000	14,616
5.700%, due 08/14/33	25,000	23,622
		860,476
Media: 0.9%
Altice Financing SA
5.000%, due 01/15/28[3]	10,000	8,133
5.750%, due 08/15/29[3]	25,000	19,333
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[3]	15,000	11,673
4.250%, due 01/15/34[3]	30,000	21,669
4.500%, due 08/15/30[3]	45,000	36,083
4.500%, due 05/01/32	15,000	11,482
4.500%, due 06/01/33[3]	15,000	11,189
4.750%, due 03/01/30[3]	65,000	53,620
4.750%, due 02/01/32[3]	40,000	31,222
5.000%, due 02/01/28[3]	20,000	17,959
6.375%, due 09/01/29[3,5]	25,000	22,880
7.375%, due 03/01/31[3]	1,300,000	1,228,527
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250%, due 01/15/29	200,000	161,951
3.500%, due 06/01/41	200,000	119,840
3.900%, due 06/01/52	200,000	112,890
4.800%, due 03/01/50	565,000	372,443
Comcast Corp.
2.937%, due 11/01/56	685,000	362,912
CSC Holdings LLC
3.375%, due 02/15/31[3]	55,000	35,177
4.125%, due 12/01/30[3]	50,000	33,498
6.500%, due 02/01/29[3]	45,000	35,581

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
Discovery Communications LLC
4.650%, due 05/15/50	280,000	$184,181
Fox Corp.
5.576%, due 01/25/49	310,000	244,237
McGraw-Hill Education, Inc.
5.750%, due 08/01/28[3]	30,000	25,284
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[3]	25,000	22,688
Paramount Global
4.200%, due 05/19/32[5]	515,000	397,626
Sirius XM Radio, Inc.
3.875%, due 09/01/31[3]	25,000	18,830
4.125%, due 07/01/30[3]	80,000	63,521
5.500%, due 07/01/29[3]	5,000	4,430
Virgin Media Secured Finance PLC
5.500%, due 05/15/29[3]	50,000	44,275
		3,713,134
Mining: 0.3%
Arsenal AIC Parent LLC
8.000%, due 10/01/30[3]	25,000	24,687
Corp. Nacional del Cobre de Chile
3.150%, due 01/14/30[3]	125,000	103,062
First Quantum Minerals Ltd.
7.500%, due 04/01/25[3]	35,000	32,641
8.625%, due 06/01/31[3]	20,000	16,850
FMG Resources August 2006 Pty. Ltd.
5.875%, due 04/15/30[3]	25,000	22,435
6.125%, due 04/15/32[3]	25,000	22,066
Glencore Funding LLC
6.125%, due 10/06/28[3]	825,000	817,856
Hudbay Minerals, Inc.
4.500%, due 04/01/26[3]	70,000	65,150
6.125%, due 04/01/29[3]	50,000	44,740
Novelis Corp.
3.875%, due 08/15/31[3]	50,000	39,050
Volcan Cia Minera SAA
4.375%, due 02/11/26[3]	22,000	10,413
		1,198,950
Office & business equipment: 0.0%†
CDW LLC/CDW Finance Corp.
3.569%, due 12/01/31	51,000	40,895

Oil & gas: 0.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[3]	50,000	48,284
Borr IHC Ltd./Borr Finance LLC
10.000%, due 11/15/28[3]	20,000	19,905
10.375%, due 11/15/30[3]	15,000	14,872
BP Capital Markets America, Inc.
3.633%, due 04/06/30	225,000	198,749
BP Capital Markets PLC
(fixed, converts to FRN on 06/22/30),
4.875%, due 03/22/30[2,8]	540,000	470,081
Chesapeake Energy Corp.
6.750%, due 04/15/29[3]	55,000	53,815

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Civitas Resources, Inc.
8.375%, due 07/01/28[3]	30,000	$30,185
8.625%, due 11/01/30[3]	45,000	45,802
8.750%, due 07/01/31[3]	30,000	30,278
Comstock Resources, Inc.
5.875%, due 01/15/30[3]	25,000	21,375
6.750%, due 03/01/29[3]	80,000	72,802
Continental Resources, Inc.
5.750%, due 01/15/31[3]	200,000	185,477
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, due 10/01/30[3]	15,000	14,621
Ecopetrol SA
5.875%, due 05/28/45	65,000	42,068
FORESEA Holding SA
7.500%, due 06/15/30[6]	20,272	18,752
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	29,000	26,108
6.000%, due 04/15/30[3]	30,000	26,633
6.000%, due 02/01/31[3]	11,000	9,636
6.250%, due 11/01/28[3]	25,000	23,374
KazMunayGas National Co. JSC
5.750%, due 04/19/47[3]	65,000	48,197
Medco Bell Pte. Ltd.
6.375%, due 01/30/27[3]	55,000	51,494
Nabors Industries, Inc.
7.375%, due 05/15/27[3]	35,000	32,540
Northern Oil & Gas, Inc.
8.125%, due 03/01/28[3]	30,000	29,626
Permian Resources Operating LLC
7.000%, due 01/15/32[3]	45,000	43,623
Pertamina Persero PT
6.450%, due 05/30/44[3]	40,000	36,874
Petrobras Global Finance BV
5.500%, due 06/10/51[5]	15,000	11,166
Petroleos Mexicanos
6.350%, due 02/12/48	85,000	46,431
Pioneer Natural Resources Co.
5.100%, due 03/29/26	100,000	98,897
Range Resources Corp.
8.250%, due 01/15/29	30,000	30,637
Rio Oil Finance Trust
Series 2014-1,
9.250%, due 07/06/24[3]	32,517	32,684
Rockcliff Energy II LLC
5.500%, due 10/15/29[3]	25,000	22,565
Southwestern Energy Co.
4.750%, due 02/01/32	85,000	73,099
		1,910,650
Oil & gas services: 0.0%†
Odebrecht Oil & Gas Finance Ltd.
0.000%, due 12/01/23[3,8,9]	74,037	1,111

Packaging & containers: 0.4%
Amcor Finance USA, Inc.
5.625%, due 05/26/33[5]	940,000	875,470

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.000%, due 06/15/27[3]	75,000	$70,877
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, due 08/15/26[3]	30,000	26,475
Ball Corp.
2.875%, due 08/15/30	15,000	11,701
3.125%, due 09/15/31[5]	15,000	11,612
6.000%, due 06/15/29	30,000	28,765
6.875%, due 03/15/28	25,000	24,926
Berry Global, Inc.
5.625%, due 07/15/27[3,5]	30,000	28,636
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
6.000%, due 09/15/28[3]	55,000	45,075
Mauser Packaging Solutions Holding Co.
7.875%, due 08/15/26[3]	65,000	60,880
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.375%, due 10/15/28[3]	50,000	42,531
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.000%, due 10/15/27[3,5]	5,000	4,362
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, due 02/01/28[3]	45,000	42,832
Trivium Packaging Finance BV
5.500%, due 08/15/26[3]	45,000	40,792
WRKCo, Inc.
4.650%, due 03/15/26	200,000	193,783
4.900%, due 03/15/29	100,000	94,587
		1,603,304
Pharmaceuticals: 1.6%
180 Medical, Inc.
3.875%, due 10/15/29[3]	45,000	37,385
AbbVie, Inc.
3.800%, due 03/15/25	305,000	296,899
4.700%, due 05/14/45	120,000	97,558
Bayer U.S. Finance II LLC
3 mo. USD Term SOFR +1.272%,
6.681%, due 12/15/23[2,3]	300,000	300,047
Bristol-Myers Squibb Co.
5.750%, due 02/01/31	1,310,000	1,302,046
Cigna Group
4.375%, due 10/15/28	1,400,000	1,308,492
CVS Health Corp.
5.050%, due 03/25/48	575,000	451,999

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
CVS Pass-Through Trust
Series 2013,
4.704%, due 01/10/36[3]	2,439,387	$2,116,554
Merck & Co., Inc.
2.900%, due 12/10/61	200,000	107,546
Pfizer Investment Enterprises Pte. Ltd.
4.750%, due 05/19/33	200,000	183,801
5.340%, due 05/19/63	110,000	94,232
Teva Pharmaceutical Finance Netherlands III BV
7.875%, due 09/15/29[5]	743,000	728,697
		7,025,256
Pipelines: 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.875%, due 05/15/26[3]	25,000	25,176
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[3]	20,000	20,029
Buckeye Partners LP
4.500%, due 03/01/28[3]	45,000	39,150
5.600%, due 10/15/44	45,000	30,206
5.850%, due 11/15/43	35,000	24,734
Cheniere Energy Partners LP
3.250%, due 01/31/32	200,000	155,087
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[3,5]	105,000	91,324
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
7.375%, due 02/01/31[3]	1,540,000	1,552,335
DT Midstream, Inc.
4.125%, due 06/15/29[3]	110,000	94,579
Enbridge, Inc.
2.500%, due 02/14/25	210,000	200,847
Energy Transfer LP
5.250%, due 04/15/29	200,000	189,814
6.100%, due 12/01/28	200,000	197,512
Series A,
3 mo. USD LIBOR + 4.028%,
9.654%, due 11/16/23[2,5,8]	3,190,000	3,006,049
EnLink Midstream LLC
6.500%, due 09/01/30[3]	1,445,000	1,387,011
Enterprise Products Operating LLC
4.200%, due 01/31/50	300,000	219,735
EQM Midstream Partners LP
4.500%, due 01/15/29[3]	30,000	26,307
5.500%, due 07/15/28	25,000	23,332
6.000%, due 07/01/25[3]	15,000	14,669
6.500%, due 07/01/27[3]	50,000	48,600
7.500%, due 06/01/27[3]	20,000	19,808
7.500%, due 06/01/30[3]	20,000	19,623

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.250%, due 05/15/26	15,000	$14,296
6.500%, due 10/01/25	20,000	19,539
7.750%, due 02/01/28	30,000	28,248
8.000%, due 01/15/27	15,000	14,404
8.875%, due 04/15/30	25,000	24,168
Harvest Midstream I LP
7.500%, due 09/01/28[3]	1,635,000	1,549,249
Hess Midstream Operations LP
5.500%, due 10/15/30[3]	1,800,000	1,634,050
Kinder Morgan, Inc.
5.550%, due 06/01/45	100,000	82,312
7.750%, due 01/15/32	1,400,000	1,485,890
Kinetik Holdings LP
5.875%, due 06/15/30[3]	45,000	41,290
MPLX LP
4.700%, due 04/15/48	378,000	273,254
5.000%, due 03/01/33	200,000	177,106
New Fortress Energy, Inc.
6.500%, due 09/30/26[3]	65,000	58,220
6.750%, due 09/15/25[3]	65,000	60,303
NuStar Logistics LP
5.625%, due 04/28/27	15,000	14,142
5.750%, due 10/01/25	20,000	19,356
ONEOK, Inc.
5.650%, due 11/01/28	200,000	195,160
5.850%, due 01/15/26	200,000	199,802
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500%, due 01/15/28[3]	5,000	4,380
6.000%, due 03/01/27[3]	30,000	27,447
6.000%, due 12/31/30[3]	35,000	29,464
6.000%, due 09/01/31[3]	30,000	25,244
7.500%, due 10/01/25[3]	25,000	24,629
Venture Global Calcasieu Pass LLC
3.875%, due 08/15/29[3]	100,000	83,218
Venture Global LNG, Inc.
8.125%, due 06/01/28[3]	20,000	19,416
8.375%, due 06/01/31[3]	20,000	19,085
9.500%, due 02/01/29[3]	25,000	25,398
9.875%, due 02/01/32[3]	20,000	20,280
Western Midstream Operating LP
6.350%, due 01/15/29[5]	200,000	198,925
		13,754,202
Private Equity : 0.0%†
Carlyle Finance Subsidiary LLC
3.500%, due 09/19/29[3]	200,000	176,797

Real estate: 0.0%†
Cushman & Wakefield U.S. Borrower LLC
8.875%, due 09/01/31[3]	35,000	33,183
Greystar Real Estate Partners LLC
7.750%, due 09/01/30[3]	30,000	29,475

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate—(continued)
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.250%, due 04/15/30[3,5]	15,000	$9,339
5.750%, due 01/15/29[3]	65,000	40,963
		112,960
Real estate investment trusts: 3.7%
American Tower Corp.
2.400%, due 03/15/25	165,000	156,689
Arbor Realty SR, Inc.
Series QIB,
8.500%, due 10/15/27[3]	2,395,000	2,262,911
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[3,5]	3,450,000	2,868,797
Extra Space Storage LP
5.500%, due 07/01/30	1,350,000	1,276,941
5.700%, due 04/01/28	595,000	579,816
Federal Realty OP LP
5.375%, due 05/01/28	1,160,000	1,118,127
HAT Holdings I LLC/HAT Holdings II LLC
3.375%, due 06/15/26[3]	1,900,000	1,672,415
Iron Mountain, Inc.
4.875%, due 09/15/27[3]	15,000	13,712
4.875%, due 09/15/29[3]	45,000	39,198
5.000%, due 07/15/28[3]	10,000	8,949
5.250%, due 03/15/28[3]	45,000	41,159
5.250%, due 07/15/30[3]	20,000	17,361
5.625%, due 07/15/32[3]	20,000	17,085
MPT Operating Partnership LP/MPT Finance Corp.
5.000%, due 10/15/27[5]	25,000	19,301
5.250%, due 08/01/26[5]	25,000	21,525
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[3]	50,000	41,730
5.875%, due 10/01/28[3,5]	45,000	40,509
Rexford Industrial Realty LP
5.000%, due 06/15/28	1,105,000	1,044,286
RHP Hotel Properties LP/RHP Finance Corp.
4.750%, due 10/15/27	50,000	45,430
7.250%, due 07/15/28[3]	30,000	29,081
RLJ Lodging Trust LP
4.000%, due 09/15/29[3,5]	50,000	40,750
SBA Tower Trust
6.599%, due 01/15/28[3]	3,100,000	3,093,306
Scentre Group Trust 1/Scentre Group Trust 2
4.375%, due 05/28/30[3]	1,715,000	1,528,162
Service Properties Trust
3.950%, due 01/15/28	35,000	26,169
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[3]	70,000	56,572
XHR LP
4.875%, due 06/01/29[3,5]	40,000	33,843
		16,093,824

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Retail: 0.6%
1011778 BC ULC/New Red Finance, Inc.
4.000%, due 10/15/30[3]	35,000	$28,666
Asbury Automotive Group, Inc.
4.625%, due 11/15/29[3]	25,000	21,147
Bath & Body Works, Inc.
6.625%, due 10/01/30[3]	70,000	64,806
6.875%, due 11/01/35[5]	20,000	17,649
Beacon Roofing Supply, Inc.
6.500%, due 08/01/30[3]	25,000	23,871
GYP Holdings III Corp.
4.625%, due 05/01/29[3]	20,000	16,400
Macy's Retail Holdings LLC
4.500%, due 12/15/34	30,000	20,100
5.125%, due 01/15/42	5,000	3,079
5.875%, due 04/01/29[3,5]	20,000	17,632
5.875%, due 03/15/30[3,5]	430,000	363,775
6.125%, due 03/15/32[3,5]	30,000	24,776
McDonald's Corp.
3.625%, due 09/01/49	130,000	86,162
Nordstrom, Inc.
4.375%, due 04/01/30[5]	1,960,000	1,521,381
PetSmart, Inc./PetSmart Finance Corp.
4.750%, due 02/15/28[3]	25,000	22,122
SRS Distribution, Inc.
4.625%, due 07/01/28[3]	15,000	13,085
Walmart, Inc.
3.900%, due 09/09/25	260,000	253,990
Yum! Brands, Inc.
3.625%, due 03/15/31[5]	45,000	36,541
5.375%, due 04/01/32[5]	55,000	49,440
		2,584,622
Savings & loans: 0.1%
Nationwide Building Society
(fixed, converts to FRN on 02/16/27),
2.972%, due 02/16/28[2,3]	200,000	177,711
(fixed, converts to FRN on 10/18/26),
6.557%, due 10/18/27[2,3]	250,000	249,599
		427,310
Semiconductors: 0.8%
ams-OSRAM AG
7.000%, due 07/31/25[3]	1,685,000	1,653,710
Analog Devices, Inc.
2.950%, due 10/01/51	75,000	43,942
Broadcom, Inc.
3.137%, due 11/15/35[3]	512,000	361,163
4.926%, due 05/15/37[3]	268,000	223,358
Micron Technology, Inc.
4.975%, due 02/06/26	200,000	194,905
NXP BV/NXP Funding LLC
4.875%, due 03/01/24	200,000	198,972
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000%, due 01/15/33	415,000	368,994
ON Semiconductor Corp.
3.875%, due 09/01/28[3]	15,000	12,886
QUALCOMM, Inc.
6.000%, due 05/20/53	190,000	182,850
		3,240,780

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Shipbuilding: 0.0%†
Huntington Ingalls Industries, Inc.
2.043%, due 08/16/28	200,000	$166,545

Software: 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000%, due 06/15/29[3]	5,000	4,939
Consensus Cloud Solutions, Inc.
6.500%, due 10/15/28[3,5]	30,000	24,863
Intuit, Inc.
5.500%, due 09/15/53	50,000	45,485
Oracle Corp.
2.875%, due 03/25/31	200,000	160,312
3.850%, due 04/01/60	200,000	120,040
3.950%, due 03/25/51	215,000	139,565
4.000%, due 11/15/47	345,000	229,369
4.650%, due 05/06/30	100,000	91,677
5.550%, due 02/06/53	210,000	174,466
RingCentral, Inc.
8.500%, due 08/15/30[3]	25,000	23,750
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, due 02/01/29[3,5]	20,000	16,511
		1,030,977
Telecommunications: 0.9%
Altice France SA
5.125%, due 07/15/29[3]	55,000	37,656
5.875%, due 02/01/27[3]	200,000	175,200
AT&T, Inc.
3.500%, due 09/15/53	275,000	161,934
C&W Senior Financing DAC
6.875%, due 09/15/27[3]	45,000	38,466
Ciena Corp.
4.000%, due 01/31/30[3,5]	15,000	12,499
CommScope, Inc.
4.750%, due 09/01/29[3,5]	105,000	71,662
Connect Finco SARL/Connect U.S. Finco LLC
6.750%, due 10/01/26[3]	1,665,000	1,552,673
Frontier Communications Holdings LLC
5.875%, due 10/15/27[3]	85,000	77,492
8.750%, due 05/15/30[3]	30,000	28,583
Iliad Holding SASU
7.000%, due 10/15/28[3]	30,000	27,149
Level 3 Financing, Inc.
3.750%, due 07/15/29[3]	50,000	25,421
4.625%, due 09/15/27[3]	30,000	19,950
10.500%, due 05/15/30[3,5]	30,000	30,023
Motorola Solutions, Inc.
2.300%, due 11/15/30	200,000	152,866
Oztel Holdings SPC Ltd.
6.625%, due 04/24/28[3]	110,000	109,352
Rogers Communications, Inc.
3.800%, due 03/15/32	114,000	92,449

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Telecommunications—(continued)
T-Mobile USA, Inc.
2.550%, due 02/15/31	200,000	$155,829
3.400%, due 10/15/52	370,000	218,968
4.500%, due 04/15/50	205,000	149,556
4.800%, due 07/15/28[5]	100,000	95,146
Verizon Communications, Inc.
2.355%, due 03/15/32	275,000	205,631
2.987%, due 10/30/56	210,000	110,490
Vmed O2 U.K. Financing I PLC
4.750%, due 07/15/31[3]	45,000	36,221
Vodafone Group PLC
4.875%, due 06/19/49	275,000	208,017
		3,793,233
Transportation: 0.0%†
Forward Air Corp.
9.500%, due 10/15/31[3]	100,000	97,500
MV24 Capital BV
6.748%, due 06/01/34[3]	33,624	28,942
XPO, Inc.
7.125%, due 06/01/31[3]	25,000	24,356
		150,798
Trucking & leasing: 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.550%, due 05/01/28[3]	735,000	707,727
5.700%, due 02/01/28[3]	980,000	946,727
		1,654,454
Water: 0.0%†
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[3]	40,000	38,158
Total corporate bonds (cost—$238,448,939)		218,094,761

Loan assignments—5.3%
Aerospace & defense: 0.3%
Propulsion BC Newco LLC
3 mo. USD SOFR,
0.000%, due 09/14/29[2]	1,135,000	1,127,623
Total aerospace & defense		1,127,623

Chemicals: 0.3%
INEOS Enterprises Holdings US Finco LLC
3 mo. USD Term SOFR + 3.750%,
9.272%, due 06/23/30[2]	1,340,000	1,310,962
Total chemicals		1,310,962

Commercial services: 0.6%
MPH Acquisition Holdings LLC
2021 Term Loan B,
3 mo. USD LIBOR + 4.250%,
9.916%, due 09/01/28[2]	1,682,828	1,558,484
Verscend Holding Corp.
2021 Term Loan B,
1 mo. USD Term SOFR + 4.000%,
9.439%, due 08/27/25[2]	1,093,810	1,092,213
Total Commercial services		2,650,697

Diversified financial services: 0.3%
LendingTree, Inc.
3 mo. USD Term SOFR,
9.196%, due 09/15/28[2]	1,602,827	1,301,495
Total Diversified financial services		1,301,495

Electric: 0.0%†
Lightstone Holdco LLC
2022 Extended Term Loan B,
3 mo. USD Term SOFR + 5.750%,
11.133%, due 01/29/27[2]	88,945	83,408

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Electric—(continued)
2022 Extended Term Loan C,
1 mo. USD Term SOFR + 5.750%,
11.133%, due 01/29/27[2]	5,030	$4,717
Total electric		88,125

Environmental control: 0.3%
MIP V Waste Holdings LLC
1 mo. USD Term SOFR + 3.250%,
8.689%, due 12/08/28[2]	1,452,626	1,445,363
Total Environmental control		1,445,363

Health care products: 0.9%
Medline Borrower LP
USD Term Loan B,
1 mo. USD Term SOFR + 3.250%,
8.689%, due 10/23/28[2]	1,613,618	1,602,533
Sotera Health Holdings LLC
1 mo. USD Term SOFR + 3.750%,
9.089%, due 12/11/26[2]	2,448,863	2,442,740
Total Health care products		4,045,273

Pharmaceuticals: 0.4%
Jazz Financing Lux SARL
USD Term Loan,
1 mo. USD Term SOFR + 3.500%,
8.939%, due 05/05/28[2]	1,542,486	1,541,623
Total Pharmaceuticals		1,541,623

Pipelines: 1.0%
AL NGPL Holdings LLC
1 mo. USD Term SOFR + 3.750%,
9.342%, due 04/13/28[2]	1,516,770	1,505,394
BCP Renaissance Parent LLC
1 mo. USD Term SOFR,
8.835%, due 10/31/28[2]	1,344,349	1,335,947
Prairie ECI Acquiror LP
Term Loan B,
1 mo. USD Term SOFR + 4.750%,
10.174%, due 03/11/26[2]	70,000	69,738
UGI Energy Services LLC
1 mo. USD Term SOFR + 3.250%,
8.674%, due 02/22/30[2]	1,539,350	1,535,255
Total Pipelines		4,446,334

Real estate investment trusts: 0.2%
Starwood Property Trust, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR + 3.250%,
8.574%, due 11/18/27[2]	1,012,350	1,005,395
Total Real estate investment trusts		1,005,395

Software: 0.4%
Central Parent, Inc.
3 mo. USD Term SOFR + 4.000%,
9.406%, due 07/06/29[2]	1,488,750	1,479,013
Polaris Newco LLC
USD Term Loan B,
1 mo. USD Term SOFR + 4.000%,
9.439%, due 06/02/28[2]	9,899	9,330
Total software		1,488,343

Telecommunications: 0.6%
CenturyLink, Inc.
2020 Term Loan A,
1 mo. USD Term SOFR + 2.000%,
7.439%, due 01/31/25[2]	1,324,831	1,248,654

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Telecommunications—(continued)
Iridium Satellite LLC
1 mo. USD Term SOFR + 2.500%,
7.824%, due 09/20/30[2]	1,396,152	$1,393,317
Total telecommunications		2,641,971
Total loan assignments (cost—$23,232,180)		23,093,204

Mortgage-backed securities—9.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
4.605%, due 09/25/35[2]	29,919	25,087
Banc of America Funding Trust,
Series 2005-D, Class A1,
4.674%, due 05/25/35[2]	163,539	147,716
Bank,
Series 2021-BN38, Class C,
3.217%, due 12/15/64[2]	51,000	29,776
Series 2019-BN17, Class C,
4.511%, due 04/15/52[2]	72,000	52,886
Bank of America Mortgage Trust,
Series 2002-G, Class 1A3,
5.750%, due 07/20/32[2]	72	66
BBCMS Mortgage Trust,
Series 2022-C17, Class XA,
1.151%, due 09/15/55[2]	1,300,982	96,193
Series 2019-C5, Class C,
3.710%, due 11/15/52	59,000	43,043
BCP Trust,
Series 2021-330N, Class A,
1 mo. USD Term SOFR + 0.913%,
6.249%, due 06/15/38[2,3]	500,000	443,599
Bear Stearns ALT-A Trust,
Series 2006-1, Class 21A2,
4.189%, due 02/25/36[2]	268,029	181,994
Series 2005-7, Class 22A1,
4.611%, due 09/25/35[2]	256,411	149,604
Series 2004-9, Class 2A1,
4.922%, due 09/25/34[2]	76,916	68,717
Series 2003-3, Class 1A,
5.044%, due 10/25/33[2]	1,093	1,016
Bear Stearns ARM Trust,
Series 2004-7, Class 1A1,
0.000%, due 10/25/34[9]	88,907	72,308
Series 2004-6, Class 2A1,
3.985%, due 09/25/34[2]	166,878	150,936
Series 2003-5, Class 2A1,
4.450%, due 08/25/33[2]	37,720	33,758
Series 2003-1, Class 6A1,
4.500%, due 04/25/33[2]	3,230	3,137
Series 2004-3, Class 1A2,
4.748%, due 07/25/34[2]	42,149	39,019
Benchmark Mortgage Trust,
Series 2020-B17, Class C,
3.371%, due 03/15/53[2]	143,000	96,728

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2020-B16, Class C,
3.654%, due 02/15/53[2]	118,000	$82,575
Series 2019-B10, Class B,
4.180%, due 03/15/62[2]	56,000	43,102
BPR Trust,
Series 2022-OANA, Class D,
1 mo. USD Term SOFR + 3.695%,
9.030%, due 04/15/37[2,3]	348,000	332,067
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D,
1 mo. USD Term SOFR + 1.764%,
7.099%, due 09/15/36[2,3]	385,000	367,544
BX Trust,
Series 2019-OC11, Class C,
3.856%, due 12/09/41[3]	121,000	99,305
Series 2019-OC11, Class D,
3.944%, due 12/09/41[2,3]	231,000	185,410
Series 2022-CLS, Class B,
6.300%, due 10/13/27[3]	2,700,000	2,429,312
Series 2022-GPA, Class B,
1 mo. USD Term SOFR + 2.664%,
7.999%, due 08/15/41[2,3]	1,340,000	1,340,838
Series 2022-GPA, Class C,
1 mo. USD Term SOFR + 3.213%,
8.548%, due 08/15/42[2,3]	1,280,000	1,280,801
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F,
1 mo. USD Term SOFR + 2.597%,
7.932%, due 12/15/37[2,3]	100,000	96,941
Chase Mortgage Finance Trust,
Series 2007-S6, Class 2A1,
5.500%, due 12/25/22	478,892	202,187
Series 2005-S3, Class A10,
5.500%, due 11/25/35	784,649	550,121
CHL Mortgage Pass-Through Trust,
Series 2005-HYB9, Class 5A1,
1 yr. USD Term SOFR + 2.465%,
7.940%, due 02/20/36[2]	91,487	82,174
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA,
1.303%, due 02/10/48[2]	2,672,542	26,999
Series 2017-P8, Class C,
4.258%, due 09/15/50[2]	68,000	54,668
Series 2023-SMRT, Class C,
5.852%, due 10/12/40[2,3]	100,000	93,822
Series 2023-PRM3, Class C,
6.360%, due 07/10/28[2,3]	100,000	94,383
Series 2023-PRM3, Class B,
6.360%, due 07/10/28[2,3]	1,120,000	1,084,257

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A,
5.893%, due 08/25/35[2]	66,490	$64,324
Series 2005-6, Class A2,
1 yr. CMT + 2.150%,
5.988%, due 09/25/35[2]	6,007	5,777
Series 2005-6, Class A3,
1 yr. CMT + 1.800%,
6.285%, due 09/25/35[2]	776	745
Series 2005-11, Class A1A,
1 yr. CMT + 2.400%,
6.980%, due 05/25/35[2]	20,404	19,644
COMM Mortgage Trust,
Series 2014-LC15, Class XA,
1.035%, due 04/10/47[2]	6,760,863	1,700
Series 2014-UBS3, Class XA,
1.046%, due 06/10/47[2]	2,602,223	3,630
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1,
1 yr. MTA + 1.000%,
5.800%, due 12/25/35[2]	77,012	61,906
Series 2006-14CB, Class A1,
6.000%, due 06/25/36	1,174,326	603,919
Series 2006-41CB, Class 1A9,
6.000%, due 01/25/37	303,374	152,030
Series 2003-J3, Class 2A1,
6.250%, due 12/25/33	8,472	8,018
CRSO Trust
7.913%, due 07/10/28[2]	1,130,000	1,096,184
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class C,
4.900%, due 11/15/51[2]	98,000	73,212
DC Commercial Mortgage Trust,
Series 2023-DC, Class B,
6.804%, due 09/12/40[3]	860,000	847,060
DSLA Mortgage Loan Trust,
Series 2005-AR4, Class 2A1A,
1 mo. USD Term SOFR + 0.634%,
5.968%, due 08/19/45[2]	102,104	82,866
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A,
3.555%, due 09/10/35[2,3]	155,000	137,962
FHLMC Multiclass Certificates,
Series 2020-RR04, Class X,
2.126%, due 02/27/29[2]	3,460,000	281,193
FHLMC REMIC ,
Series 2764, Class LZ,
4.500%, due 03/15/34	213,948	201,920
Series 2921, Class PG,
5.000%, due 01/15/35	504,056	481,258
Series 2764, Class ZG,
5.500%, due 03/15/34	157,988	153,186

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2400, Class FQ,
30 day USD SOFR Average + 0.614%,
5.935%, due 01/15/32[2]	6,759	$6,745
Series 2983, Class TZ,
6.000%, due 05/15/35	474,473	463,014
Series 3149, Class CZ,
6.000%, due 05/15/36	586,566	576,147
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA7, Class M2,
30 day USD SOFR Average + 1.800%,
7.121%, due 11/25/41[2,3]	130,000	127,687
Series 2018-HQA1, Class M2,
30 day USD SOFR Average + 2.414%,
7.735%, due 09/25/30[2]	495,091	503,169
Series 2022-DNA3, Class M1B,
30 day USD SOFR Average + 2.900%,
8.221%, due 04/25/42[2,3]	210,000	213,937
Series 2022-DNA4, Class M1B,
30 day USD SOFR Average + 3.350%,
8.671%, due 05/25/42[2,3]	436,000	450,114
Series 2022-DNA6, Class M1B,
30 day USD SOFR Average + 3.700%,
9.021%, due 09/25/42[2,3]	362,000	379,383
Series 2022-DNA2, Class M2,
30 day USD SOFR Average + 3.750%,
9.071%, due 02/25/42[2,3]	326,000	330,483
Series 2022-DNA5, Class M1B,
30 day USD SOFR Average + 4.500%,
9.821%, due 06/25/42[2,3]	192,000	204,471
Series 2022-HQA1, Class M2,
30 day USD SOFR Average + 5.250%,
10.571%, due 03/25/42[2,3]	383,000	402,031
FHLMC Structured Pass-Through Certificates,
Series T-54, Class 2A,
6.500%, due 02/25/43	319,632	311,578
Series T-58, Class 2A,
6.500%, due 09/25/43	153,696	151,060
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3, Class 2A1,
5.465%, due 08/25/35[2]	8,007	5,476
FIVE Mortgage Trust,
Series 2023-V1, Class C,
6.405%, due 02/10/56[2]	96,000	85,773
FNMA Connecticut Avenue Securities,
Series 2022-R01, Class 1M2,
30 day USD SOFR Average + 1.900%,
7.221%, due 12/25/41[2,3]	343,000	337,859

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2017-C06, Class 1M2,
30 day USD SOFR Average + 2.764%,
8.085%, due 02/25/30[2]	153,519	$156,764
Series 2017-C06, Class 2M2,
30 day USD SOFR Average + 2.914%,
8.235%, due 02/25/30[2]	162,558	167,165
Series 2022-R07, Class 1M1,
30 day USD SOFR Average + 2.950%,
8.271%, due 06/25/42[2,3]	144,753	148,047
Series 2022-R04, Class 1M2,
30 day USD SOFR Average + 3.100%,
8.421%, due 03/25/42[2,3]	191,000	194,448
Series 2022-R01, Class 1B1,
30 day USD SOFR Average + 3.150%,
8.471%, due 12/25/41[2,3]	178,000	177,445
Series 2023-R02, Class 1M2,
30 day USD SOFR Average + 3.350%,
8.671%, due 01/25/43[2,3]	144,000	147,701
Series 2022-R03, Class 1M2,
30 day USD SOFR Average + 3.500%,
8.821%, due 03/25/42[2,3]	475,000	493,476
Series 2023-R01, Class 1M2,
30 day USD SOFR Average + 3.750%,
9.071%, due 12/25/42[2,3]	227,000	238,105
Series 2022-R08, Class 1B1,
30 day USD SOFR Average + 5.600%,
10.921%, due 07/25/42[2,3]	336,000	360,268
FNMA REMIC,
Series 2006-65, Class GD,
6.000%, due 07/25/26	21,237	21,037
Series 2003-64, Class AH,
6.000%, due 07/25/33	624,073	616,628
Series 1999-W4, Class A9,
6.250%, due 02/25/29	58,826	58,188
Series 2004-W8, Class 2A,
6.500%, due 06/25/44	175,320	174,016
GNMA,
Series 2020-86, Class WK,
1.000%, due 06/20/50	231,505	167,574
Series 2020-107, Class AB,
1.000%, due 07/20/50	300,612	214,888
Series 2020-112, Class KA,
1.000%, due 08/20/50	245,024	176,527
Series 2021-119, Class NC,
1.500%, due 07/20/51	219,951	169,648
Series 2021-103, Class HE,
2.000%, due 06/20/51	217,282	171,201
Series 2018-38, Class WF,
1 mo. USD Term SOFR + 0.414%,
5.729%, due 10/20/43[2]	676,134	633,985

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2017-182, Class FW,
1 mo. USD Term SOFR + 0.464%,
5.779%, due 05/20/47[2]	225,011	$208,621
Series 2015-H20, Class FB,
1 mo. USD Term SOFR + 0.714%,
6.043%, due 08/20/65[2]	710,808	704,283
GS Mortgage Securities Trust,
Series 2019-GC42, Class C,
3.692%, due 09/10/52[2]	122,000	86,929
Series 2015-GS1, Class AS,
4.037%, due 11/10/48[2]	169,000	149,691
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1,
4.437%, due 09/25/35[2]	80,607	73,473
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
4.186%, due 07/19/35[2]	110,280	78,152
Series 2004-11, Class 3A1A,
1 mo. USD Term SOFR + 0.814%,
6.148%, due 01/19/35[2]	15,778	13,648
INTOWN Mortgage Trust,
Series 2022-STAY, Class A,
1 mo. USD Term SOFR + 2.489%,
7.823%, due 08/15/39[2,3]	272,000	271,830
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class D,
3.450%, due 01/05/39[2,3]	284,000	143,420
JP Morgan Mortgage Trust,
Series 2006-A4, Class 2A2,
4.535%, due 06/25/36[2]	135,235	96,077
Series 2005-A8, Class 1A1,
4.891%, due 11/25/35[2]	270,206	216,793
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D,
2.335%, due 09/10/39[2,3]	100,000	80,618
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33, Class C,
4.558%, due 05/15/50[2]	103,000	85,567
Morgan Stanley Capital I Trust,
Series 2017-H1, Class B,
4.075%, due 06/15/50	44,000	37,826
Series 2017-H1, Class C,
4.281%, due 06/15/50[2]	123,000	98,711
Series 2018-H4, Class C,
5.062%, due 12/15/51[2]	80,000	63,117
MSWF Commercial Mortgage Trust,
Series 2023-1, Class C,
6.683%, due 05/15/56[2]	73,000	62,536

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A,
1 mo. USD Term SOFR + 1.397%,
6.737%, due 03/15/39[2,3]	2,650,000	$2,590,369
NAAC Reperforming Loan REMIC Trust Certificates,
Series 2004-R3, Class A1,
6.500%, due 02/25/35[3]	380,270	328,389
OAKST Commercial Mortgage Trust,
Series 2023-NLP, Class A,
6.095%, due 03/15/40[2,3]	2,640,000	2,571,310
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.516%, due 09/15/54[3]	3,100,000	2,427,522
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM4, Class A1,
1.957%, due 10/25/61[2,3]	303,339	234,111
ORL Trust,
Series 2023-GLKS, Class D,
1 mo. USD Term SOFR + 4.301%,
9.636%, due 10/15/28[2,3]	128,000	127,520
Reperforming Loan REMIC Trust,
Series 2003-R4, Class 2A,
4.436%, due 01/25/34[2,3]	373,709	297,933
Series 2006-R1, Class AF1,
1 mo. USD Term SOFR + 0.454%,
5.779%, due 01/25/36[2,3]	299,377	273,357
Residential Funding Mtg Sec I Trust,
Series 2004-S9, Class 1A23,
5.500%, due 12/25/34	148,552	131,027
SCOTT Trust,
Series 2023-SFS, Class A,
5.910%, due 03/15/40[3]	1,125,000	1,073,314
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1,
1 mo. USD Term SOFR + 0.514%,
5.854%, due 07/20/36[2]	43,475	36,133
SG Residential Mortgage Trust,
Series 2021-2, Class A1,
1.737%, due 12/25/61[2,3]	482,850	366,467
Starwood Mortgage Residential Trust,
Series 2021-5, Class A1,
1.920%, due 09/25/66[2,3]	970,672	774,809
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A,
6.170%, due 07/25/34[2]	138,804	130,228
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 11A1,
1 mo. USD Term SOFR + 0.534%,
5.859%, due 04/25/36[2]	363,566	311,349

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Structured Asset Mortgage Investments Trust,
Series 2002-AR3, Class A1,
1 mo. USD Term SOFR + 0.774%,
6.108%, due 09/19/32[2]	19,147	$18,130
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class B,
1 mo. USD Term SOFR + 2.932%,
8.267%, due 05/15/37[2,3]	179,000	174,749
Series 2022-DPM, Class C,
1 mo. USD Term SOFR + 3.777%,
9.112%, due 05/15/37[2,3]	150,000	145,121
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1,
3.758%, due 09/25/37[2]	103,065	99,518
Towd Point Mortgage Trust,
Series 2022-4, Class A1,
3.750%, due 09/25/62[3]	240,747	213,323
Verus Securitization Trust,
Series 2021-6, Class A1,
1.630%, due 10/25/66[2,3]	916,468	724,683
Series 2021-6, Class A3,
1.887%, due 10/25/66[2,3]	235,890	183,955
Series 2022-4, Class A3,
4.740%, due 04/25/67[2,3]	119,227	107,182
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR2, Class 2A1,
3.597%, due 03/25/36[2]	315,343	262,065
Series 2006-AR9, Class 1A,
1 yr. MTA + 1.000%,
5.800%, due 08/25/46[2]	242,856	215,628
Series 2005-AR13, Class A1A1,
1 mo. USD Term SOFR + 0.694%,
6.019%, due 10/25/45[2]	189,471	175,845
Series 2002-AR6, Class A,
1 yr. MTA + 1.400%,
6.200%, due 06/25/42[2]	4,978	4,450
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class B,
3.811%, due 11/15/49	143,000	124,207
Series 2015-NXS4, Class C,
4.685%, due 12/15/48[2]	54,000	48,289
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA,
0.761%, due 09/15/57[2]	5,127,926	17,432
Series 2014-LC14, Class XA,
1.183%, due 03/15/47[2]	1,592,061	16

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C,
1 mo. USD Term SOFR + 4.083%,
9.418%, due 11/15/27[2,3]		3,100,000	$3,076,696
Total mortgage-backed securities (cost—$46,273,029)			43,131,080

Municipal bonds—0.3%
Illinois: 0.3%
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series B,
3.057%, due 01/01/34		1,400,000	1,090,113

Texas: 0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
5.102%, due 04/01/35		100,000	96,777
Total municipal bonds (cost—$1,346,421)			1,186,890

Non-U.S. government agency obligations: 0.6%
Brazil: 0.1%
Brazil Letras do Tesouro Nacional
0.000%, due 01/01/24[9]	BRL	1,000,000	194,775

Colombia: 0.0%†
Colombia Government International Bonds
3.000%, due 01/30/30		50,000	38,400

Dominican Republic: 0.0%†
Dominican Republic International Bonds
6.850%, due 01/27/45[3]		110,000	91,575

El Salvador: 0.0%†
El Salvador Government International Bonds
9.500%, due 07/15/52[3]		25,000	18,350

Indonesia: 0.1%
Indonesia Government International Bonds
4.625%, due 04/15/43[3]		165,000	136,757

Japan: 0.1%
Japan Bank for International Cooperation
2.875%, due 07/21/27		300,000	276,107
Japan International Cooperation Agency
2.750%, due 04/27/27		300,000	275,665
			551,772
Mexico: 0.1%
Mexican Udibonos
3.000%, due 12/03/26	MXN	158,071	7,922
Mexico Government International Bonds
3.500%, due 02/12/34		175,000	133,175
4.400%, due 02/12/52		175,000	115,238
Mexico Udibonos
2.750%, due 11/27/31		2,686,801	123,552
4.000%, due 11/30/28		395,118	20,398
			400,285
Mongolia: 0.0%†
Mongolia Government International Bonds
5.125%, due 04/07/26[3]		55,000	51,394

Oman: 0.0%†
Oman Government International Bonds
7.000%, due 01/25/51[3]		140,000	128,450

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Non-U.S. government agency obligations—(continued)
Panama: 0.0%†
Panama Government International Bonds
2.252%, due 09/29/32	80,000	54,080
3.298%, due 01/19/33	100,000	73,400
		127,480
Paraguay: 0.0%†
Paraguay Government International Bonds
4.950%, due 04/28/31[3]	70,000	63,490

Qatar: 0.0%†
Qatar Government International Bonds
4.400%, due 04/16/50[3]	60,000	46,238

Romania: 0.1%
Romania Government International Bonds
3.000%, due 02/14/31[6]	104,000	82,160
3.625%, due 03/27/32[3]	50,000	39,476
4.000%, due 02/14/51[3]	60,000	36,656
		158,292
Saudi Arabia: 0.1%
Saudi Government International Bonds
3.250%, due 11/17/51[3]	65,000	37,700
3.750%, due 01/21/55[3]	50,000	31,500
4.875%, due 07/18/33[3]	200,000	186,250
5.000%, due 01/18/53[3]	200,000	158,250
		413,700
South Africa: 0.0%†
Republic of South Africa Government International Bonds
5.650%, due 09/27/47	90,000	58,500
5.750%, due 09/30/49	45,000	29,250
		87,750
Uruguay: 0.0%†
Uruguay Government International Bonds
5.100%, due 06/18/50	50,000	43,100
Total non-U.S. government agency obligations (cost $3,074,934)		2,551,808

U.S. government agency obligations: 10.3%
FHLMC
2.500%, due 03/01/52	592,581	454,955
3.500%, due 04/01/52	94,908	79,125
3.500%, due 05/01/52	510,532	425,359
3.500%, due 11/01/52	523,573	436,120
4.000%, due 09/01/52	236,069	204,177
4.000%, due 10/01/52	312,309	270,145
4.000%, due 11/01/52	453,443	392,044
4.000%, due 01/01/53	289,221	250,014
4.500%, due 08/01/52	1,254,201	1,120,683
4.500%, due 09/01/52	466,031	416,402
4.500%, due 10/01/52	466,026	416,539
4.500%, due 01/01/53	240,092	214,524
5.000%, due 10/01/52	231,412	213,426
5.000%, due 11/01/52	233,632	215,467
5.000%, due 12/01/52	448,668	413,796
5.000%, due 04/01/53	429,229	395,818
5.000%, due 05/01/53	728,771	672,075
5.500%, due 04/01/53	550,259	522,142
5.500%, due 07/01/53	873,358	828,718
5.500%, due 08/01/53	417,362	396,032

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
6.000%, due 06/01/53	212,936	$207,484
6.000%, due 07/01/53	458,125	445,979
6.000%, due 08/01/53	194,388	189,234
7.645%, due 05/01/25	234,605	234,296
FNMA
2.500%, due 09/01/51	431,817	332,559
2.500%, due 10/01/51	507,222	390,523
2.500%, due 12/01/51	568,985	437,793
3.000%, due 02/01/52	1,033,624	830,600
3.000%, due 03/01/53	196,847	157,629
3.500%, due 05/01/52	292,405	243,671
3.500%, due 08/01/52	98,076	81,831
4.000%, due 06/01/52	535,835	463,951
4.000%, due 07/01/52	213,151	184,402
4.000%, due 10/01/52	91,889	80,340
4.500%, due 08/01/52	230,295	205,770
4.500%, due 09/01/52	740,291	661,474
4.500%, due 10/01/52	259,341	231,754
4.500%, due 01/01/53	247,238	220,900
4.500%, due 05/01/53	190,342	170,323
5.000%, due 10/01/52	282,113	260,179
5.000%, due 12/01/52	541,437	499,354
5.000%, due 02/01/53	482,145	444,826
5.000%, due 03/01/53	407,048	375,414
5.000%, due 04/01/53	246,529	227,498
5.000%, due 05/01/53	94,406	87,057
5.000%, due 06/01/53	694,138	640,106
5.000%, due 07/01/53	1,101,401	1,015,982
5.188%, due 11/01/34[2]	1,196,212	1,191,374
5.500%, due 01/01/53	440,016	417,770
5.500%, due 02/01/53	234,336	222,451
5.500%, due 03/01/53	61,737	58,583
6.000%, due 06/01/53	194,788	189,667
6.000%, due 07/01/53	481,702	468,931
6.000%, due 08/01/53	48,686	47,395
FNMA ARM
1 yr. CMT + 2.098%,
3.694%, due 05/01/30[2]	11,677	11,359
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.420%,
3.795%, due 03/01/36[2]	7,933	7,758
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.603%,
3.978%, due 12/01/35[2]	12,830	12,655
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.780%,
4.030%, due 11/01/35[2]	3,273	3,254
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.835%,
4.210%, due 03/01/36[2]	14,263	14,125

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(continued)
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.912%,
4.287%, due 02/01/36[2]	14,444	$14,338
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.815%,
4.323%, due 03/01/36[2]	15,291	15,127
1 yr. CMT + 2.405%,
4.655%, due 05/01/27[2]	521	515
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 mo. + 1.538%,
4.663%, due 01/01/36[2]	2,565	2,536
1 yr. CMT + 2.230%,
4.932%, due 04/01/27[2]	3,405	3,373
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 yr. + 1.942%,
6.192%, due 09/01/35[2]	19	19
FNMA ARM COFI
3.250%, due 11/01/26[2,4,11]	3,524	3,524
GNMA II
5.000%, due 12/20/49	43,960	41,571
GNMA II ARM
1 yr. CMT + 1.500%,
2.625%, due 07/20/25[2]	372	364
1 yr. CMT + 1.500%,
2.750%, due 11/20/23[2]	3	3
1 yr. CMT + 1.500%,
3.625%, due 01/20/26[2]	639	625
1 yr. CMT + 1.500%,
3.875%, due 05/20/26[2]	1,592	1,552
UMBS TBA
2.500%	1,105,000	846,984
3.500%	5,035,000	4,194,254
4.000%	7,805,000	6,744,432
4.500%	1,940,000	1,732,539
5.000%	3,705,000	3,415,435
5.500%	7,460,000	7,076,249
6.000%	240,000	233,549
Total U.S. government agency obligations (cost—$46,331,348)		44,630,801

U.S. Treasury obligations: 13.2%
U.S. Treasury Bonds
1.375% due 08/15/50	1,445,000	657,814
1.625% due 11/15/50	2,000,000	979,609
2.000% due 02/15/50	375,000	205,269
2.250% due 08/15/49	100,000	58,406
2.375% due 02/15/42	600,000	396,187
2.375% due 05/15/51	735,000	437,813
2.750% due 08/15/42	1,860,000	1,301,782
2.875% due 08/15/45	500,000	344,414
2.875% due 05/15/49	200,000	134,227
2.875% due 05/15/52	80,000	53,384
3.000% due 11/15/44	500,000	355,059
3.000% due 02/15/47	575,000	399,603
3.000% due 02/15/49	200,000	137,664
3.000% due 08/15/52	3,460,000	2,373,344
3.250% due 05/15/42	11,200,000	8,529,063
3.375% due 05/15/44	160,000	121,756

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—(continued)
3.625% due 02/15/53	11,900,000	$9,272,703
3.625% due 05/15/53	560,000	436,537
3.750% due 11/15/43	225,000	182,610
3.875% due 02/15/43	300,000	249,422
3.875% due 05/15/43	900,000	747,422
4.125% due 08/15/53	355,000	303,691
4.375% due 08/15/43	400,000	356,750
4.500% due 05/15/38	645,000	606,401
4.500% due 08/15/39	300,000	278,262
U.S. Treasury Inflation-Indexed Bonds
0.125% due 02/15/51	117,911	61,701
0.750% due 02/15/45	391,092	269,483
1.000% due 02/15/46	259,118	186,767
1.000% due 02/15/49	121,995	85,314
1.500% due 02/15/53	413,092	323,414
U.S. Treasury Inflation-Indexed Notes
0.125% due 07/15/24	775,710	757,762
0.125% due 07/15/31	687,222	575,146
0.125% due 01/15/32	332,229	273,855
0.250% due 01/15/25	777,648	748,699
0.625% due 07/15/32	950,904	814,035
U.S. Treasury Notes
0.500% due 08/31/27	7,800,000	6,619,945
0.875% due 06/30/26	610,000	549,524
1.250% due 03/31/28	1,975,000	1,693,640
1.625% due 05/15/31	1,485,000	1,182,373
2.625% due 07/31/29[12]	8,400,000	7,444,500
3.000% due 07/31/24	3,000,000	2,945,273
3.375% due 05/15/33	1,065,000	941,693
4.250% due 12/31/24	2,700,000	2,665,512
Total U.S. Treasury obligations (cost—$63,306,795)		57,057,828

	Number of shares
Common stocks: 0.6%
Mortgage real estate investment: 0.6%
Ellington Financial, Inc., Series C8 (cost—$3,025,000)	121,000	2,692,250

Exchange traded funds: 0.3%
Invesco Senior Loan ETF[5]	73,013	1,518,670
Total exchange traded funds (cost—$1,676,021)		1,518,670

	Face amount[1]
Short-term investments—3.0%
Commercial paper: 1.6%
Ameren Corp.,
5.600% due 11/20/23	250,000	249,261
Diageo Capital PLC,
5.550% due 11/07/23[3]	250,000	249,769
Enbridge U.S., Inc.,
5.520% due 11/06/23[3]	250,000	249,808
ERAC USA Finance LLC,
5.550% due 11/21/23[3]	250,000	249,229
Fidelity National Information Services, Inc.,
5.550% due 11/07/23[3]	250,000	249,769
Fidelity National Information Services, Inc.,
5.570% due 11/20/23[3]	250,000	249,265

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Commercial paper—(continued)
Fidelity National Information Services, Inc.,	250,000	$248,954
5.580% due 11/28/23[3]
Fidelity National Information Services, Inc.,	250,000	248,911
5.600% due 11/29/23[3]
Haleon U.K. Capital PLC,	250,000	249,807
5.550% due 11/06/23[3]
Humana, Inc.,	250,000	249,729
5.580% due 11/08/23[3]
Humana, Inc.,	250,000	249,224
5.590% due 11/21/23[3]
Intercontinental Exchange, Inc.,	250,000	249,424
5.530% due 11/16/23[3]
Intercontinental Exchange, Inc.,	250,000	249,386
5.530% due 11/17/23[3]
Intercontinental Exchange, Inc.,	250,000	249,961
5.560% due 11/02/23[3]
L3Harris Technologies, Inc.,	250,000	248,680
5.590% due 12/05/23[3]
L3Harris Technologies, Inc.,	250,000	248,615
5.700% due 12/06/23[3]
Marriott International, Inc.,	300,000	299,260
5.550% due 11/17/23[3]
Microchip Technology, Inc.,	250,000	248,954
5.580% due 11/28/23[3]
NextEra Energy Capital Holdings, Inc.,	300,000	298,405
5.630% due 12/05/23[3]
NextEra Energy Capital Holdings, Inc.,	250,000	248,632
5.630% due 12/06/23[3]
NextEra Energy Capital Holdings, Inc.,	250,000	248,587
5.650% due 12/07/23[3]
Oracle Corp.,	250,000	249,731
5.530% due 11/08/23[3]
Oracle Corp.,	250,000	249,270
5.530% due 11/20/23[3]
Oracle Corp.,	250,000	248,649
5.560% due 12/06/23[3]
Southern California Edison Co.,	250,000	249,653
5.550% due 11/10/23[3]
Southern California Edison Co.,	250,000	249,411
5.650% due 11/16/23[3]
Verizon Communications, Inc.,	250,000	248,417
5.560% due 12/12/23[3]		6,828,761
Total Commercial paper (cost—$6,828,761)		6,828,761

Number of shares
Investment companies: 0.9%
State Street Institutional U.S. Government Money Market Fund, 5.301%[13] (cost $3,792,313)	3,792,313	3,792,313

	Face amount[1]
Short-term U.S. Treasury obligations—0.5%
U.S. Treasury Bills
5.441% due 04/18/24[13]	1,200,000	1,170,001
5.454% due 01/25/24[13]	1,300,000	1,283,711
Total short-term U.S. Treasury obligations (cost—$2,454,303)		2,453,712
Total Short-term investments (cost—$13,075,377)		13,074,786

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—3.0%
Money market funds: 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[13] (cost—12,916,020)	12,916,020	$12,916,020

	Number of contracts	Notional amount
Swaptions Purchased: 0.0%†
Put swaptions: 0.0%†
10 Year USD SOFR Interest Rate Swap strike @ 3.850, expires 03/04/24 (Counterparty: BOA; pay floating rate); underlying swap terminates 04/03/34	200,000	USD	200,000	11,401
Call USD vs. Put GBP strike @ 1.200, expires 09/26/24 (Counterparty: GSI; pay floating rate); underlying swap terminates XX/XX/XX	200,000	USD	200,000	6,154
Total put swaptions				17,555

	Number of contracts	Notional amount		Value
Swaptions Purchased—(continued)
Call swaptions: 0.0%†
10 Year USD SOFR Interest Rate Swap strike @ 3.636, expires 10/07/24 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/10/34	800,000	USD	800,000	$9,969
Total swaptions purchased (cost—$25,790)				27,524
Total investments (cost—$520,479,453)[14]—112.2%				486,957,225
Liabilities in excess of other assets—(12.2)%				(53,077,837)
Net assets—100.0%				$433,879,388

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Swaptions written

Notional amount (000)		Number of contracts	Call Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 4.250%, terminating 11/22/33	GS	Pay	11/20/23	$455	$(231)	$224

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2023 (unaudited)

Swaptions written

Notional amount (000)		Number of contracts	Put Swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,700	1,700,000	1 Year USD SOFR Interest Rate Swap, strike @ 5.100%, terminating 03/04/25	BOA	Pay	03/04/24	$4,909	$(4,681)	$228
GBP	400	400,000	31750mnd6 Pimco Fxvan Put Gbp Usd 1.10000000	GS	Pay	09/26/24	4,100	(3,534)	566
USD	800	800,000	10 Year USD SOFR Interest Rate Swap, strike @ 5.073%, terminating 10/09/34	MSCI	Pay	10/07/24	14,400	(15,394)	(994)
USD	100	100,000	10 Year USD SOFR Interest Rate Swap, strike @ 4.850%, terminating 11/22/33	GS	Pay	11/20/23	455	(289)	166
Total							$23,864	$(23,898)	$(34)
Total swaptions written							$24,319	$(24,129)	$190

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts:
19	USD	3 Month SOFR Futures	March 2024	$4,495,659	$4,491,600	$(4,059)
40	USD	3 Month SOFR Futures	September 2024	9,484,055	9,482,500	(1,555)
U.S. Treasury futures buy contracts:
119	USD	U.S. Long Bond Futures	December 2023	14,304,445	13,023,063	(1,281,382)
48	USD	U.S. Treasury Note 10 Year Futures	December 2023	5,188,340	5,096,250	(92,090)
127	USD	U.S. Treasury Note 2 Year Futures	December 2023	25,844,873	25,707,578	(137,295)
316	USD	U.S. Treasury Note 5 Year Futures	December 2023	33,429,066	33,014,594	(414,472)
236	USD	Ultra U.S. Treasury Bond Futures	December 2023	30,005,753	26,564,750	(3,441,003)
138	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2023	15,546,416	15,018,281	(528,135)
Total				$138,298,607	$132,398,616	$(5,899,991)
Interest rate futures sell contracts:
40	USD	3 Month SOFR Futures	December 2024	$(9,513,882)	$(9,508,500)	$5,382
7	USD	CBOT 30 Day Federal Funds Futures	October 2023	(2,760,690)	(2,761,502)	(812)
U.S. Treasury futures sell contracts:
34	USD	U.S. Long Bond Futures	December 2023	(4,029,176)	(3,720,875)	308,301
31	USD	U.S. Treasury Note 10 Year Futures	December 2023	(3,387,729)	(3,291,328)	96,401
220	USD	U.S. Treasury Note 5 Year Futures	December 2023	(23,381,334)	(22,984,844)	396,490
76	USD	Ultra U.S. Treasury Bond Futures	December 2023	(9,381,195)	(8,554,750)	826,445
50	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2023	(5,696,413)	(5,441,406)	255,007
Total				$(58,150,419)	$(56,263,205)	$1,887,214
Net unrealized appreciation (depreciation)						$(4,012,777)

OTC CDS agreements on corporate issues—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
Banco do Brasil SA, 4.625%, due 12/20/24	USD	100	12/20/24	Quarterly	1.000%	$1,398	$(552)	$846

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2023 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S39	EUR	878	06/20/28	Quarterly	5.000	(33,587)	43,438	9,851
iTraxx Europe Crossover S40	EUR	100	12/20/28	Quarterly	5.000	(16,769)	16,535	(234)
iTraxx Europe Crossover S40	EUR	200	12/20/28	Quarterly	5.000	(33,158)	33,089	(69)
Total						$(83,514)	$93,062	$9,548

Centrally cleared credit default swap agreements on corporate issues—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	USD	400	06/20/28	Quarterly	1.000%	$1,459	$632	$2,091
Barclays Bank PLC, 1.500%, due 12/20/23	EUR	100	12/20/23	Quarterly	1.000	(13)	179	166
British Telecommunications PLC, 5.750%, due 06/20/28	EUR	300	06/20/28	Quarterly	1.000	(504)	1,108	604
T-Mobile USA, Inc., 4.750%, due 06/20/28	USD	200	06/20/28	Quarterly	5.000	(31,948)	34,917	2,969
Verizon Communications, Inc., 4.125%, due 06/20/28	USD	400	06/20/28	Quarterly	1.000	983	109	1,092
Verizon Communications, Inc., 4.125%, due 06/20/28	USD	100	12/20/28	Quarterly	1.000	243	(152)	91
Total						$(29,780)	$36,793	$7,013

PACE Strategic Fixed Income Investments
Portfolio of investments – October 31, 2023 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[16]	Payments received by the portfolio[16]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	4.50%	6 Month AUD Bank Bill Swap	$(17,804)	$(10,229)
AUD	100	03/20/34	Semi-annual	4.50	6 Month AUD Bank Bill Swap	(3,840)	(1,011)
CAD	6,500	06/21/25	Semi-annual	4.000	6 Month CADCDOR	(59,672)	1,635
CAD	600	07/13/25	Semi-annual	4.820	6 Month CADCDOR	(61)	(61)
CAD	1,400	07/14/25	Semi-annual	4.750	6 Month CADCDOR	(1,523)	(1,643)
CAD	4,100	09/20/25	Semi-annual	3.750	6 Month CADCDOR	(51,609)	6,008
EUR	200	03/09/33	Semi-annual	2.547	6 Month EURIBOR	(10,788)	(10,788)
EUR	1,800	03/20/34	Semi-annual	3.00	6 Month EUR EURIBOR	(51,294)	(21,563)
EUR	800	03/20/54	Semi-annual	6 mo. EUR EURIBOR	2.750	56,261	33,198
JPY	140,000	09/20/43	Annual	12 Month JPY TONA	1.000	100,114	88,798
USD	1,700	10/18/24	Annual	12 Month SOFR	5.388	424	424
USD	4,200	06/21/25	Annual	12 Month SOFR	3.750	92,848	31,280
USD	600	07/17/25	Annual	12 Month SOFR	4.600	6,024	6,091
USD	2,700	09/20/25	Annual	12 Month SOFR	3.500	73,936	21,576
USD	300	06/15/32	Annual	12 Month SOFR	1.750	62,540	22,637
USD	1,200	06/21/33	Annual	12 Month SOFR	3.000	150,859	129,881
USD	600	12/20/33	Annual	12 Month SOFR	3.500	47,609	44,463
USD	3,600	07/18/24	At Maturity	4.500	12 Month SOFR	(26,359)	(4,160)
Total						$367,665	$336,536

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	EUR	1,424,000	USD	1,502,263	12/04/23	$(6,401)

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	1,500,326	EUR	1,424,000	11/02/23	$6,408
BNP	CNH	53,000	USD	7,331	03/26/24	37
BNP	EUR	1,330,000	USD	1,411,129	11/02/23	3,855
BNP	EUR	22,000	USD	23,301	12/04/23	(7)
BNP	GBP	677,000	USD	823,575	11/02/23	715
BNP	USD	728,946	JPY	104,461,051	11/15/23	(38,371)
BNP	USD	123,865	THB	4,477,782	12/20/23	1,252
BOA	MXN	665,000	USD	36,314	11/01/23	(571)
CITI	EUR	94,000	USD	98,991	11/02/23	(469)
CITI	MXN	499,000	USD	27,184	11/17/23	(430)
CITI	MXN	927,161	USD	51,118	12/14/23	39
CITI	MXN	675,903	USD	36,795	01/31/24	(141)
CITI	PEN	452,247	USD	117,433	11/03/23	(290)
CITI	PEN	557,911	USD	150,073	11/07/23	4,870
CITI	PEN	557,912	USD	144,657	12/20/23	(297)
CITI	USD	239	MXN	4,344	12/14/23	1
CITI	USD	121,726	PEN	452,247	11/03/23	(4,002)
CITI	USD	144,931	PEN	557,912	11/07/23	272
CITI	USD	117,190	PEN	452,247	12/20/23	311
DB	USD	1,300,681	AUD	1,986,000	11/15/23	(40,313)
GS	BRL	1,000,000	USD	197,380	01/03/24	405
GS	MXN	1,038,747	USD	59,877	12/14/23	2,650
GS	MYR	2,596,159	USD	550,105	11/15/23	4,757
GS	USD	268	EUR	252	01/18/24	(1)
HSBC	CAD	284,883	USD	210,768	11/02/23	5,333
HSBC	USD	10,994	IDR	169,479,418	03/20/24	(336)
HSBC	USD	325,989	THB	11,811,233	12/20/23	4,038
HSBC	USD	213,963	TWD	6,752,683	03/20/24	(2,128)
JPMCB	GBP	137,003	USD	166,246	12/04/23	(305)
JPMCB	TWD	6,860,931	USD	216,929	12/20/23	4,153
JPMCB	USD	166,216	GBP	137,003	11/02/23	304
JPMCB	USD	9,012	IDR	139,136,268	03/20/24	(262)
Net unrealized appreciation (depreciation)						$(54,924)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$2,692,250	$—	$—	$2,692,250
Exchange traded funds	1,518,670	—	—	1,518,670

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	—	66,981,603	—	66,981,603
Corporate bonds	—	218,094,761	—	218,094,761
Loan assignments	—	23,093,204	—	23,093,204
Mortgage-backed securities	—	43,131,080	—	43,131,080
Municipal bonds	—	1,186,890	—	1,186,890
Non-U.S. government agency obligations	—	2,551,808	—	2,551,808
U.S. government agency obligations	—	44,627,277	3,524	44,630,801
U.S. Treasury obligations	—	57,057,828	—	57,057,828
Investment companies	—	3,792,313	—	3,792,313
Commercial paper	—	6,828,761	—	6,828,761
Short-term U.S. Treasury obligations	—	2,453,712	—	2,453,712
Investment of cash collateral from securities loaned	—	12,916,020	—	12,916,020
Swaptions Purchased	—	27,524	—	27,524
Futures contracts	1,888,026	—	—	1,888,026
Swap agreements	—	720,622	—	720,622
Forward foreign currency contracts	—	39,400	—	39,400
Total	$6,098,946	$483,502,803	$3,524	$489,605,273

Liabilities
Swaptions written	$—	$(24,129)	$—	$(24,129)
Futures contracts	(5,900,803)	—	—	(5,900,803)
Swap agreements	—	(223,654)	—	(223,654)
Forward foreign currency contracts	—	(94,324)	—	(94,324)
Total	$(5,900,803)	$(342,107)	$—	$(6,242,910)

At October 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

1	In U.S. dollars unless otherwise indicated.
2	Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $175,625,704, represented 40.5% of the Portfolios net assets at period end.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Security, or portion thereof, was on loan at the period end.
6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Perpetual investment. Date shown reflects the next call date.
9	Zero coupon bond.

PACE Strategic Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

10	Bond interest in default.
11	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
12	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
13	Rates shown reflect yield at October 31, 2023.
14	Includes $14,553,051 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $12,916,020 and non-cash collateral of $1,941,886.
15	If the Portfoliosis a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
16	Payments made or received are based on the notional amount.

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—98.8%
Alabama: 2.3%
Black Belt Energy Gas District, Revenue Bonds,
Series A-1,
4.000%, due 10/01/49[1]	$2,000,000	$1,937,930
Lower Alabama Gas District, Gas Project, Revenue Bonds,
4.000%, due 12/01/50[1]	2,500,000	2,443,663
		4,381,593
Alaska: 0.7%
City of Anchorage AK Wastewater, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,395,000	1,445,065

Arizona: 3.2%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds,
Series A,
4.000%, due 11/01/35	2,000,000	1,841,009
Arizona Industrial Development Authority, Revenue Bonds,
Series 2019-2,
3.625%, due 05/20/33	928,111	807,663
City of Phoenix Civic Improvement Corp., City of Phoenix AZ Airport, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/30	1,000,000	1,018,758
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/36	1,475,000	1,486,506
Salt Verde Financial Corp., Revenue Bonds,
5.000%, due 12/01/32	1,000,000	994,141
		6,148,077
Arkansas: 0.7%
City of Fort Smith AR Water & Sewer, Refunding, Revenue Bonds,
5.000%, due 10/01/34	1,320,000	1,357,522

California: 1.2%
California Housing Finance Agency, Revenue Bonds,
Series 2021-1,
3.500%, due 11/20/35	1,442,268	1,248,201
California State, Refunding, GO Bonds,
5.000%, due 04/01/33	1,000,000	1,054,968
		2,303,169
Colorado: 1.6%
Colorado Health Facilities Authority, Prerefunded, Revenue Bonds,
Series B,
5.000%, due 11/15/49[1]	140,000	145,066
Series B,
5.000%, due 11/15/49[1]	1,360,000	1,390,462

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Colorado—(continued)
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	$1,500,000	$1,596,646
		3,132,174
Connecticut: 1.7%
State of Connecticut Special Tax, Revenue Bonds,
Series A,
4.000%, due 05/01/36	1,000,000	958,517
Series A,
4.000%, due 05/01/39	2,650,000	2,433,400
		3,391,917
District of Columbia: 2.1%
District of Columbia, Income Tax Revenue, Revenue Bonds,
Series A,
5.000%, due 07/01/41	1,500,000	1,551,138
Metropolitan Washington Airports Authority, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 10/01/28	2,500,000	2,546,865
		4,098,003
Florida: 3.4%
Central Florida Expressway Authority Senior Lien, Revenue Bonds, AGM,
Series D,
5.000%, due 07/01/35	1,500,000	1,596,654
City of Jacksonville FL, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/39	750,000	777,420
County of Polk FL Utility System, Refunding, Revenue Bonds,
5.000%, due 10/01/35	625,000	670,366
JEA Electric System, Refunding, Revenue Bonds,
Series 3A,
5.000%, due 10/01/34	1,630,000	1,711,911
Orange County Convention Center/Orlando, Refunding, Revenue Bonds,
Series B,
5.000%, due 10/01/30	1,885,000	1,924,861
		6,681,212
Georgia: 4.5%
City of Atlanta GA Water & Wastewater Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/31	1,000,000	1,037,433
Fulton County Development Authority of Georgia, Piedmont Healthcare, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/27	1,500,000	1,529,891

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Georgia—(continued)
Fulton County Development Authority of Georgia, WellStar Health System, Revenue Bonds,
Series A,
5.000%, due 04/01/36	$1,000,000	$1,010,660
Georgia Ports Authority, Revenue Bonds,
5.000%, due 07/01/41	1,500,000	1,542,701
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.500%, due 09/15/28	1,500,000	1,528,532
Series C,
5.000%, due 09/01/53[1]	1,000,000	993,005
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds,
Series A,
5.000%, due 01/01/33	1,000,000	1,018,168
		8,660,390
Hawaii: 0.5%
Hawaii Airports System, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/29	1,000,000	1,018,384

Illinois: 9.1%
Chicago O'Hare International Airport Senior Lien, Refunding, Revenue Bonds,
Series B,
5.000%, due 01/01/35	1,000,000	1,005,011
Chicago O'Hare International Airport, Refunding, Revenue Bonds, AMT,
Series A,
5.000%, due 01/01/29	2,500,000	2,496,091
Chicago Waterworks Second Lien, Refunding, Revenue Bonds, AGM,
Series 2017-2,
5.000%, due 11/01/31	1,000,000	1,021,117
Chicago Waterworks Senior Lien, Revenue Bonds,
Series A-1,
5.000%, due 11/01/29	1,920,000	1,944,198
City of Chicago IL, Refunding, GO Bonds,
Series A,
4.000%, due 01/01/35	1,250,000	1,114,391
Illinois County of Cook Sales Tax, Refunding, Revenue Bonds,
5.000%, due 11/15/35	2,500,000	2,552,983
Illinois Municipal Electric Agency, Refunding, Revenue Bonds,
Series A,
5.000%, due 02/01/32	2,500,000	2,518,722
Illinois Sports Facilities Authority, Refunding, Revenue Bond, BAM,
5.000%, due 06/15/28	1,000,000	1,005,617

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Illinois—(continued)
Regional Transportation Authority, Revenue Bonds,
6.500%, due 07/01/30	$1,000,000	$1,111,168
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/36	1,770,000	1,802,956
University of Illinois, Auxiliary Facilities System, Revenue Bonds,
Series A,
5.000%, due 04/01/30	1,000,000	1,000,491
		17,572,745
Indiana: 5.7%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds,
Series I,
4.000%, due 10/01/36	2,020,000	1,880,571
Indiana Finance Authority, Indiana University Health Inc Obligated Group, Revenue Bonds,
Series B,
2.250%, due 12/01/58[1]	5,250,000	5,061,569
Indiana Finance Authority, Marion County Capital Improvement Board, Refunding, Revenue Bonds,
Series A,
5.250%, due 02/01/35	1,000,000	1,015,715
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,055,000	2,029,915
Whiting City, BP Products North America, Inc., Revenue Bonds, AMT,
5.000%, due 11/01/47[1]	1,000,000	998,271
		10,986,041
Iowa: 0.3%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds,
Series A-2 CLASS 1,
5.000%, due 06/01/33	500,000	518,546

Kentucky: 2.4%
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds,
Series B,
4.000%, due 01/01/49[1]	3,750,000	3,702,939

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Kentucky—(continued)
Kentucky Public Energy Authority, Revenue Bonds,
Series A,
4.000%, due 12/01/50[1]	$1,000,000	$972,639
		4,675,578
Louisiana: 2.2%
Jefferson Sales Tax District, Revenue Bonds, AGM,
Series B,
4.000%, due 12/01/32	1,895,000	1,828,189
New Orleans Aviation Board Louis Armstrong New Orleans International Airport, Revenue Bonds, AMT, AGM,
Series B,
5.000%, due 01/01/28	1,500,000	1,503,814
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds,
Series A-3,
2.200%, due 06/01/37[1]	1,000,000	934,014
		4,266,017
Maryland: 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue, Baltimore/Washington International, Revenue Bonds, AMT,
5.000%, due 06/01/24	1,500,000	1,503,607

Massachusetts: 1.0%
Commonwealth of Massachusetts, GO Bonds,
Series D,
4.000%, due 05/01/34	2,000,000	1,979,171

Michigan: 2.3%
Michigan Finance Authority Prerefunded, Revenue Bonds,
5.000%, due 08/01/33	50,000	50,362
Michigan State Strategic Fund Improvement Project, State of Michigan Department of Transportation, Revenue Bonds, AMT,
Series P3,
5.000%, due 06/30/32	3,300,000	3,329,782
Saginaw Hospital Finance Authority, Covenant Healthcare System, Refunding, Revenue Bonds,
Series J,
5.000%, due 07/01/28	1,000,000	1,020,342
		4,400,486
Missouri: 1.5%
Missouri State Health & Educational Facilities Authority, Coxhealth, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/34	2,000,000	1,939,019

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Missouri—(continued)
Missouri State Health & Educational Facilities Authority, Saint Luke's Health System, Refunding, Revenue Bonds,
5.000%, due 11/15/28	$1,000,000	$1,012,266
		2,951,285
Nebraska: 0.7%
Nebraska Public Power District, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/31	1,300,000	1,352,551

Nevada: 0.3%
City of Reno Reno First Lien, County of Washoe NV Sales Tax Revenue, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/33	500,000	510,589

New Jersey: 5.3%
New Jersey Health Care Facilities Financing Authority, Valley Health System, Revenue Bonds,
5.000%, due 07/01/33	1,000,000	1,031,229
New Jersey Transportation Trust Fund Authority, Transportation Program Notes, Revenue Bonds,
Series BB1,
5.000%, due 06/15/30	1,000,000	1,035,197
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	8,000,000	8,216,345
		10,282,771
New Mexico: 1.0%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds,
Series 1A,
5.000%, due 09/01/28	2,000,000	2,039,005

New York: 6.4%
City Of New York NY, GO Bonds,
Series B, Subseries B-1,
5.250%, due 10/01/41	1,180,000	1,229,644
City of New York, Refunding, GO Bonds,
Series A-1,
5.000%, due 08/01/32	1,270,000	1,352,154
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds,
Series E,
4.000%, due 03/15/42	2,860,000	2,511,518
New York State Urban Development Corp., Revenue Bonds,
Series A,
4.000%, due 03/15/39	2,600,000	2,364,977

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(continued)
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT,
5.000%, due 12/01/35	$2,000,000	$1,993,520
5.000%, due 12/01/36	1,000,000	994,994
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT,
Series A,
5.000%, due 07/01/34	1,000,000	989,296
TSASC, Inc., Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/34	1,000,000	1,015,998
		12,452,101
North Carolina: 1.5%
Charlotte NC Airport Revenue, Revenue Bonds,
Series B,
5.000%, due 07/01/36	1,540,000	1,546,176
North Carolina Turnpike Authority Senior Lien, Refunding, Revenue Bonds, AGM,
5.000%, due 01/01/26	1,250,000	1,270,642
		2,816,818
Ohio: 1.8%
Ohio Water Development Authority, Revenue Bonds,
Series A,
5.000%, due 12/01/39[2]	1,500,000	1,579,149
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds,
Series C,
2.750%, due 01/01/52[1]	1,980,000	1,864,564
		3,443,713
Oklahoma: 0.3%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, AGM,
Series A,
4.000%, due 01/01/33	650,000	634,923

Pennsylvania: 7.9%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 04/01/29	3,190,000	3,247,123
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds,
5.000%, due 06/01/31	1,500,000	1,536,001
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds,
5.000%, due 06/30/34	2,200,000	2,219,212

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds,
Series 134B,
5.000%, due 10/01/27	$1,250,000	$1,255,744
Pennsylvania Turnpike Commission, Motor License, Refunding, Revenue Bonds,
Series SPL,
5.000%, due 12/01/33	1,500,000	1,550,990
Philadelphia Airport PA, Refunding, Revenue Bonds, AMT,
Series B,
5.000%, due 07/01/32	1,250,000	1,252,852
Philadelphia School District Prerefunded, Refunding, GO Bonds,
Series F,
5.000%, due 09/01/30	10,000	10,333
Philadelphia School District, GO Bonds,
Series A,
4.000%, due 09/01/35	1,500,000	1,389,234
Series A,
5.000%, due 09/01/31	1,000,000	1,029,671
Southeastern Pennsylvania Transportation Authority,Revenue Bonds,
5.250%, due 06/01/40	1,750,000	1,832,870
		15,324,030
Rhode Island: 1.6%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds,
4.000%, due 05/15/42	2,300,000	1,931,041
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT,
Series A-SENIOR BONDS,
5.000%, due 12/01/30	1,125,000	1,145,707
		3,076,748
South Carolina: 0.7%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds,
Series B,
4.000%, due 01/01/34	1,500,000	1,379,914

Tennessee: 4.6%
City of Memphis TN, Electric System, Revenue Bonds,
Series A,
5.000%, due 12/01/31	1,400,000	1,505,378
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds,
Series A,
5.000%, due 10/01/35	1,350,000	1,346,831

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Tennessee—(continued)
Metropolitan Government of Nashville & Davidson County TN, GO Bonds,
4.000%, due 07/01/33	$1,500,000	$1,477,822
Series C,
4.000%, due 01/01/32	3,000,000	2,983,727
Tennessee Energy Acquisition Corp., Revenue Bonds,
Series A,
5.250%, due 09/01/26	1,500,000	1,504,350
		8,818,108
Texas: 10.8%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT,
Series 1A,
5.000%, due 04/01/30	1,000,000	1,001,732
Central Texas Turnpike System, Refunding, Revenue Bonds,
Series C,
5.000%, due 08/15/31	2,000,000	1,974,975
City of El Paso TX, GO Bonds,
5.000%, due 08/15/34	2,000,000	2,033,413
Dayton Independent School District, GO Bonds,
4.000%, due 02/15/40	1,400,000	1,228,932
Frisco Independent School District, Refunding, GO Bonds,
4.000%, due 08/15/37	1,000,000	906,728
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds,
Series A,
4.000%, due 10/01/35	1,750,000	1,625,803
Harris County-Houston Sports Authority Senior Lien, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/29	1,000,000	1,002,825
Houston Airport System, Refunding, Revenue Bonds,
Series B,
5.000%, due 07/01/29	2,000,000	2,089,717
Katy Independent School District, CIB, Refunding, GO Bonds,
Series A,
3.000%, due 02/15/32	2,375,000	2,129,511
North Texas Tollway Authority, North Texas Tollway System, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/34	2,775,000	2,781,032
Plano Independent School District, GO Bonds,
5.000%, due 02/15/43	1,000,000	1,026,299

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/15/32	$1,000,000	$1,019,252
University of Houston, Refunding, Revenue Bonds,
Series C,
5.000%, due 02/15/29	1,000,000	1,016,062
West Travis County Public Utility Agency, Refunding, Revenue Bonds, BAM,
5.000%, due 08/15/30	1,000,000	1,036,708
		20,872,989
Virginia: 0.5%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds,
5.000%, due 12/31/42	1,000,000	969,659

Washington: 5.2%
Energy Northwest, Refunding, Revenue Bonds,
Series A,
5.000%, due 07/01/35	1,250,000	1,341,259
Grant County Public Utility District No. 2 Electric Revenue, Refunding, Revenue Bonds,
Series R,
2.000%, due 01/01/44[1]	1,000,000	955,673
Port of Seattle, Intermediate Lien, Revenue Bonds, AMT,
5.000%, due 04/01/28	2,500,000	2,544,580
Port of Seattle, Revenue Bonds, AMT,
Series C,
5.000%, due 04/01/32	1,955,000	1,951,323
State of Washington, GO Bonds,
Series B,
5.000%, due 02/01/43	1,000,000	1,029,787
State of Washington, Refunding, GO Bonds,
Series R-2022-C,
4.000%, due 07/01/36	1,500,000	1,426,441
Washington State Housing Finance Commission, Revenue Bonds,
Series A-1,
3.500%, due 12/20/35	964,500	818,723
		10,067,786
Wisconsin: 3.0%
City of Milwaukee WI, GO Bonds, AGM,
Series B4,
5.000%, due 04/01/35	2,000,000	2,091,250
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds,
5.000%, due 03/01/34	1,500,000	1,513,992

PACE Municipal Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Wisconsin—(continued)
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds,
Series A-2,
3.700%, due 10/01/46[1]	$2,330,000	$2,221,591
		5,826,833
Total municipal bonds (cost—$206,894,163)		191,339,520

	Number of shares
Short-term investments—0.6%
Investment companies: 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.301%[3] (cost $1,118,789)	1,118,789	1,118,789
Total investments (cost—$208,012,952)—99.4%		192,458,309
Other assets in excess of liabilities—0.6%		1,184,705
Net assets—100.0%		$193,643,014

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$191,339,520	$—	$191,339,520
Investment companies	—	1,118,789	—	1,118,789
Total	$—	$192,458,309	$—	$192,458,309

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
2	Security purchased on a when–issued basis. When–issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
3	Rates shown reflect yield at October 31, 2023.

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds: 30.5%
Australia: 1.9%
Glencore Funding LLC
6.375%, due 10/06/30[2]		385,000	$377,182
Santos Finance Ltd.
6.875%, due 09/19/33[2]		310,000	295,299
Westpac Banking Corp.
1.079%, due 04/05/27[3]	EUR	2,950,000	2,855,003
			3,527,484
Brazil: 0.2%
Braskem Netherlands Finance BV
4.500%, due 01/31/30[2]		429,000	328,700

Canada: 3.9%
Bank of Montreal
0.125%, due 01/26/27[3]	EUR	3,100,000	2,923,458
Fortis, Inc.
3.055%, due 10/04/26		926,000	849,407
Nutrien Ltd.
5.900%, due 11/07/24		152,000	151,673
5.950%, due 11/07/25		261,000	261,001
Rogers Communications, Inc.
3.800%, due 03/15/32		360,000	291,943
Toronto-Dominion Bank
0.864%, due 03/24/27[3]	EUR	2,950,000	2,842,062
			7,319,544
China: 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500%, due 05/11/31		410,000	312,797
2.650%, due 02/15/32		42,000	31,612
3.400%, due 05/01/30		200,000	167,246
			511,655
Denmark: 0.6%
Danske Bank AS
(fixed, converts to FRN on 06/21/29),
4.750%, due 06/21/30[3,4]	EUR	350,000	368,495
(fixed, converts to FRN on 09/11/25),
1.621%, due 09/11/26[2,4]		830,000	756,162
			1,124,657
Finland: 0.5%
Nordea Bank Abp[5],
4.750%, due 09/22/25[2]		935,000	915,643

France: 2.1%
BNP Paribas SA
(fixed, converts to FRN on 06/12/28),
5.335%, due 06/12/29[2,4]		735,000	705,679
BPCE SA
0.500%, due 02/24/27[3]	EUR	100,000	93,646
4.375%, due 07/13/28[3]	EUR	600,000	630,433
(fixed, converts to FRN on 01/18/26),
5.975%, due 01/18/27[2,4]		820,000	806,951
(fixed, converts to FRN on 10/19/28),
6.714%, due 10/19/29[2,4]		375,000	369,713
Credit Agricole SA
5.589%, due 07/05/26[2]		460,000	454,976
(fixed, converts to FRN on 03/10/28),
6.316%, due 10/03/29[2,4]		250,000	245,635
Societe Generale SA
7.367%, due 01/10/53[2]		200,000	173,444
(fixed, converts to FRN on 01/10/28),
6.446%, due 01/10/29[2,4]		540,000	527,602
			4,008,079

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Germany: 0.7%
Commerzbank AG
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3,4]	EUR	800,000	$810,828
Volkswagen Leasing GmbH
0.625%, due 07/19/29[3]	EUR	200,000	168,517
Vonovia SE
0.625%, due 12/14/29[3]	EUR	400,000	324,113
			1,303,458
Indonesia: 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450%, due 05/21/28[3]		202,000	195,726

Ireland: 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.650%, due 10/29/24		288,000	274,621
2.450%, due 10/29/26		350,000	311,335
3.300%, due 01/30/32		475,000	367,739
4.875%, due 01/16/24		160,000	159,500
6.500%, due 07/15/25		150,000	149,653
AIB Group PLC
(fixed, converts to FRN on 04/04/27),
2.250%, due 04/04/28[3,4]	EUR	500,000	484,737
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[2]		385,000	363,906
4.250%, due 04/15/26[2]		1,105,000	1,031,383
Bank of Ireland Group PLC
(fixed, converts to FRN on 04/07/30),
5.000%, due 07/04/31[3,4]	EUR	300,000	316,588
(fixed, converts to FRN on 09/16/25),
6.253%, due 09/16/26[2,4]		310,000	307,093
			3,766,555
Italy: 1.2%
Enel Finance International NV
5.000%, due 06/15/32[2]		400,000	351,487
5.500%, due 06/15/52[2]		200,000	155,382
Intesa Sanpaolo SpA
5.250%, due 01/13/30[3]	EUR	300,000	321,995
6.625%, due 06/20/33[2]		605,000	554,907
7.000%, due 11/21/25[2]		200,000	200,848
UniCredit SpA
0.850%, due 01/19/31[3]	EUR	350,000	283,521
(fixed, converts to FRN on 17/01/28),
4.800%, due 01/17/29[3,4]	EUR	400,000	426,111
			2,294,251
Japan: 0.1%
Mizuho Financial Group, Inc.
(fixed, converts to FRN on 07/06/33),
5.748%, due 07/06/34[4]		265,000	246,336

Mexico: 0.6%
Petroleos Mexicanos
6.500%, due 03/13/27		1,200,000	1,053,978

Netherlands: 0.1%
Cooperatieve Rabobank UA
(fixed, converts to FRN on 12/01/26),
0.375%, due 12/01/27[3,4]	EUR	100,000	94,010

Norway: 0.3%
Aker BP ASA
5.600%, due 06/13/28[2]		205,000	199,121

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Norway—(continued)
6.000%, due 06/13/33[2]		405,000	$381,514
			580,635
Spain: 1.0%
Banco Santander SA
(fixed, converts to FRN on 06/30/24),
5.742%, due 06/30/24[4]		1,200,000	1,196,123
CaixaBank SA
(fixed, converts to FRN on 13/09/33),
6.840%, due 09/13/34[2,4]		230,000	217,316
(fixed, converts to FRN on 19/07/28),
5.000%, due 07/19/29[3,4]	EUR	400,000	423,285
			1,836,724
Switzerland: 0.1%
Holcim Finance Luxembourg SA
0.625%, due 01/19/33[3]	EUR	300,000	223,866

United Kingdom: 3.7%
BAT Capital Corp.
4.540%, due 08/15/47		235,000	152,037
Eversholt Funding PLC
6.359%, due 12/02/25[3]	GBP	301,000	368,989
Gatwick Funding Ltd.
6.125%, due 03/02/26[3]	GBP	100,000	121,582
Heathrow Funding Ltd.
1.125%, due 10/08/30[3]	EUR	300,000	252,903
6.450%, due 12/10/31[3]	GBP	350,000	430,458
6.750%, due 12/03/26[3]	GBP	478,000	592,179
HSBC Holdings PLC
(fixed, converts to FRN on 11/22/26),
2.251%, due 11/22/27[4]		610,000	534,823
Lloyds Banking Group PLC
(fixed, converts to FRN on 07/08/26),
5.985%, due 08/07/27[4]		240,000	236,512
NatWest Group PLC
(fixed, converts to FRN on 03/22/24),
4.269%, due 03/22/25[4]		380,000	376,177
(fixed, converts to FRN on 09/06/27),
4.067%, due 09/06/28[3,4]	EUR	505,000	522,538
(fixed, converts to FRN on 11/10/25),
7.472%, due 11/10/26[4]		775,000	788,628
NGG Finance PLC
(fixed, converts to FRN on 09/05/27),
2.125%, due 09/05/82[3,4]	EUR	143,000	129,316
RELX Finance BV
3.750%, due 06/12/31[3]	EUR	300,000	310,923
Santander U.K. Group Holdings PLC
(fixed, converts to FRN on 11/21/25),
6.833%, due 11/21/26[4]		814,000	812,688
Standard Chartered PLC
(fixed, converts to FRN on 01/09/26),
6.170%, due 01/09/27[2,4]		818,000	810,733
(fixed, converts to FRN on 01/12/27),
2.608%, due 01/12/28[2,4]		343,000	299,895
(fixed, converts to FRN on 09/23/26),
1.200%, due 09/23/31[3,4]	EUR	200,000	182,481
			6,922,862

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States: 11.1%
AbbVie, Inc.
4.050%, due 11/21/39	465,000	$363,317
Activision Blizzard, Inc.
2.500%, due 09/15/50	90,000	50,312
AES Corp.
1.375%, due 01/15/26	460,000	408,844
Alexander Funding Trust
1.841%, due 11/15/23[2]	655,000	653,703
Ameren Illinois Co.
5.900%, due 12/01/52	40,000	37,968
Bank of America Corp.
(fixed, converts to FRN on 02/04/27),
2.551%, due 02/04/28[4]	795,000	702,561
(fixed, converts to FRN on 04/25/28),
5.202%, due 04/25/29[4]	325,000	308,999
(fixed, converts to FRN on 09/15/28),
5.819%, due 09/15/29[4]	445,000	433,309
(fixed, converts to FRN on 10/20/31),
2.572%, due 10/20/32[4]	649,000	486,064
Bank of New York Mellon Corp.
(fixed, converts to FRN on 04/26/26),
4.947%, due 04/26/27[4]	320,000	311,005
Baxter International, Inc.
2.539%, due 02/01/32	370,000	277,475
Boeing Co.
5.805%, due 05/01/50	95,000	81,786
Broadcom, Inc.
3.137%, due 11/15/35[2]	245,000	172,822
3.419%, due 04/15/33[2]	460,000	357,661
3.469%, due 04/15/34[2]	285,000	217,153
Cencora, Inc.
2.700%, due 03/15/31	61,000	48,337
2.800%, due 05/15/30	76,000	62,479
CF Industries, Inc.
4.950%, due 06/01/43	159,000	122,745
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500%, due 06/01/41	505,000	302,595
5.250%, due 04/01/53	95,000	67,375
Cheniere Energy Partners LP
3.250%, due 01/31/32	385,000	298,544
4.500%, due 10/01/29	440,000	393,953
Citigroup, Inc.
(fixed, converts to FRN on 03/20/29),
3.980%, due 03/20/30[4]	460,000	406,971
Columbia Pipelines Operating Co. LLC
5.927%, due 08/15/30[2]	65,000	62,762
6.036%, due 11/15/33[2]	230,000	218,418
6.497%, due 08/15/43[2]	70,000	65,076
Comcast Corp.
2.937%, due 11/01/56	300,000	158,940
5.500%, due 11/15/32	430,000	414,198
ConocoPhillips Co.
5.050%, due 09/15/33	200,000	186,357
5.550%, due 03/15/54	130,000	116,203
Constellation Energy Generation LLC
5.800%, due 03/01/33	330,000	312,972

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
6.250%, due 10/01/39		175,000	$162,215
6.500%, due 10/01/53		80,000	75,139
CVS Health Corp.
5.250%, due 01/30/31		90,000	84,705
Diamondback Energy, Inc.
6.250%, due 03/15/33		205,000	202,341
Energy Transfer LP
5.550%, due 02/15/28		402,000	390,261
5.750%, due 02/15/33		495,000	464,037
Entergy Arkansas LLC
5.150%, due 01/15/33		140,000	130,313
FirstEnergy Transmission LLC
2.866%, due 09/15/28[2]		210,000	179,543
Ford Motor Credit Co. LLC
4.867%, due 08/03/27	EUR	677,000	713,595
Freeport-McMoRan, Inc.
5.400%, due 11/14/34		178,000	157,477
General Electric Co.
4.125%, due 09/19/35[3]	EUR	200,000	205,786
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 05/01/28),
4.223%, due 05/01/29[4]		665,000	607,002
(fixed, converts to FRN on 10/21/26),
1.948%, due 10/21/27[4]		280,000	245,564
HCA, Inc.
2.375%, due 07/15/31		130,000	96,660
3.500%, due 09/01/30		117,000	96,834
3.500%, due 07/15/51		190,000	110,069
4.625%, due 03/15/52		185,000	128,796
5.900%, due 06/01/53		10,000	8,454
Intuit, Inc.
5.500%, due 09/15/53		65,000	59,131
ITC Holdings Corp.
5.400%, due 06/01/33[2]		525,000	485,983
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
7.250%, due 11/15/53[2]		120,000	107,172
Jersey Central Power & Light Co.
2.750%, due 03/01/32[2]		330,000	253,069
Kimco Realty OP LLC
6.400%, due 03/01/34		230,000	225,785
Lowe's Cos., Inc.
4.250%, due 04/01/52		240,000	166,333
Marvell Technology, Inc.
5.750%, due 02/15/29		67,000	65,134
5.950%, due 09/15/33		109,000	103,529
Meta Platforms, Inc.
4.450%, due 08/15/52		155,000	117,189
5.600%, due 05/15/53		185,000	167,317
Monongahela Power Co.
5.850%, due 02/15/34[2]		60,000	57,160
Morgan Stanley
(fixed, converts to FRN on 07/20/28),
5.449%, due 07/20/29[4]		180,000	173,113

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
(fixed, converts to FRN on 07/21/33),
5.424%, due 07/21/34[4]		250,000	$228,170
(fixed, converts to FRN on 10/21/24),
1.164%, due 10/21/25[4]		560,000	529,790
(fixed, converts to FRN on 11/01/33),
6.627%, due 11/01/34[4]		320,000	319,520
Nasdaq, Inc.
5.550%, due 02/15/34		305,000	282,916
Netflix, Inc.
4.625%, due 05/15/29	EUR	700,000	753,937
Occidental Petroleum Corp.
4.625%, due 06/15/45		85,000	59,730
Oracle Corp.
5.550%, due 02/06/53		446,000	370,533
Pacific Gas & Electric Co.
6.150%, due 01/15/33		210,000	193,275
6.750%, due 01/15/53		143,000	126,562
Sabine Pass Liquefaction LLC
4.500%, due 05/15/30		590,000	529,217
San Diego Gas & Electric Co.
5.350%, due 04/01/53		170,000	145,413
Series UUU, 3.320%, due 04/15/50		80,000	47,934
Southern Co. Gas Capital Corp.
5.750%, due 09/15/33		100,000	95,184
Series 20-A, 1.750%, due 01/15/31		220,000	162,394
Take-Two Interactive Software, Inc.
4.950%, due 03/28/28		175,000	168,156
Texas Instruments, Inc.
5.000%, due 03/14/53		140,000	119,215
Thermo Fisher Scientific, Inc.
4.950%, due 11/21/32		290,000	269,906
T-Mobile USA, Inc.
5.050%, due 07/15/33		322,000	290,986
Verizon Communications, Inc.
1.750%, due 01/20/31		380,000	280,979
Vistra Operations Co. LLC
3.700%, due 01/30/27[2]		209,000	190,026
Warnermedia Holdings, Inc.
5.050%, due 03/15/42		355,000	262,959
Wells Fargo & Co.
(fixed, converts to FRN on 07/25/28),
5.574%, due 07/25/29[4]		805,000	776,248
(fixed, converts to FRN on 07/25/33),
5.557%, due 07/25/34[4]		360,000	329,541
			20,673,201
Total corporate bonds (cost—$58,850,265)			56,927,364

Mortgage-backed securities: 3.2%
Spain: 0.5%
Bankinter 10 FTA, Series 10, Class A2,
3 mo. EUR EURIBOR + 0.160%,
4.094%, due 06/21/43[3,4]	EUR	540,939	571,036

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
Spain—(continued)
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A,
3 mo. EUR EURIBOR + 0.150%,
4.125%, due 01/18/49[3,4]	EUR	340,842	$355,862
			926,898
United Kingdom: 0.8%
Gemgarto PLC, Series 2021-1A, Class A,
Sterling Overnight Index Average + 0.590%,
5.810%, due 12/16/67[2,4]	GBP	240,915	291,313
Lanark Master Issuer PLC, Series 2020-1A, Class 2A,
Sterling Overnight Index Average + 0.570%,
5.789%, due 12/22/69[2,4]	GBP	276,750	336,400
Silverstone Master Issuer PLC
Series 2022-1A, Class 1A, Secured Overnight Financing Rate + 0.380%,
5.724%, due 01/21/70[2,4]		191,800	191,430
Series 2022-1A, Class 2A, Sterling Overnight Index Average + 0.290%,
5.510%, due 01/21/70[2,4]	GBP	600,000	724,402
			1,543,545
United States: 1.9%
Angel Oak Mortgage Trust, Series 2020-1, Class A1,
2.466%, due 12/25/59[2,4]		83,063	76,568
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B,
4.574%, due 09/10/58[4]		470,000	362,666
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C,
4.919%, due 01/15/49[4]		320,000	262,295
FNMA REMIC, Series 2021-86, Class T,
2.500%, due 09/25/48		1,686,041	1,385,934
GS Mortgage Securities Trust, Series 2017-GS6, Class C,
4.322%, due 05/10/50[4]		350,000	254,826
OBX Trust
Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%,
6.189%, due 02/25/60[2,4]		89,571	80,358
Series 2023-NQM1, Class A1,
6.120%, due 11/25/62[2,4]		224,143	220,691
Starwood Mortgage Residential Trust, Series 2020-1, Class A1,
2.275%, due 02/25/50[2,4]		15,348	14,174
UBS Commercial Mortgage Trust
Series 2017-C1, Class C,
4.431%, due 11/15/50[4]		360,000	286,423
Series 2018-C11, Class B,
4.713%, due 06/15/51[4]		440,000	355,636

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
United States—(continued)
Verus Securitization Trust, Series 2020-1, Class A1,
2.417%, due 01/25/60[2,4]		71,959	$67,265
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class C,
3.910%, due 05/15/45[4]		81,832	77,945
			3,444,781
Total mortgage-backed securities (cost—$6,768,260)			5,915,224

Non-U.S. government agency obligations: 36.0%
Australia: 0.3%
Australia Government Bonds Series 166,
3.000%, due 11/21/33[3]	AUD	1,120,000	602,479

Bermuda: 0.5%
Bermuda Government International Bonds
4.750%, due 02/15/29[2]		910,000	853,261

Canada: 0.8%
Hydro-Quebec Series 19,
6.500%, due 02/15/35	CAD	750,000	613,396
Province of British Columbia
2.800%, due 06/18/48	CAD	300,000	150,691
Province of Quebec
5.000%, due 12/01/41	CAD	1,100,000	792,048
			1,556,135
China: 7.3%
China Government Bonds
Series INBK, 2.600%, due 09/01/32	CNY	18,000,000	2,438,108
2.800%, due 11/15/32	CNY	39,200,000	5,405,166
Series INBK, 2.880%, due 02/25/33	CNY	16,650,000	2,317,204
4.290%, due 05/22/29[3]	CNY	17,000,000	2,485,943
4.500%, due 05/22/34[3]	CNY	6,000,000	926,300
			13,572,721
France: 5.4%
Caisse d'Amortissement de la Dette Sociale
0.450%, due 01/19/32[3]	EUR	2,800,000	2,327,038
0.600%, due 11/25/29[3]	EUR	2,700,000	2,427,180
French Republic Government Bonds OAT
2.500%, due 05/25/43[3]	EUR	6,240,000	5,367,077
			10,121,295
Hungary: 0.3%
Hungary Government International Bonds
6.125%, due 05/22/28[2]		531,000	526,789

Italy: 4.7%
Italy Buoni Poliennali Del Tesoro
Series 5Y, 3.400%, due 04/01/28[3]	EUR	4,360,000	4,511,141
Series 3Y, 3.500%, due 01/15/26[3]	EUR	4,040,000	4,252,779
			8,763,920
Japan: 5.7%
Japan Government Ten Year Bonds Series 361,
0.100%, due 12/20/30	JPY	1,449,050,000	9,164,841
Japan Government Twenty Year Bonds Series 183,
1.400%, due 12/20/42	JPY	224,900,000	1,420,739
			10,585,580

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Mexico: 0.3%
Mexico Bonos Series M,
7.750%, due 05/29/31	MXN	10,000,000	$482,943

Morocco: 0.2%
Morocco Government International Bonds
2.375%, due 12/15/27[2]		340,000	290,700

Saudi Arabia: 0.1%
Saudi Government International Bonds
4.750%, due 01/18/28[2]		290,000	280,575

South Korea: 2.4%
Korea Treasury Bonds Series 2409,
3.000%, due 09/10/24	KRW	5,964,350,000	4,389,859

Spain: 0.7%
Spain Government Bonds
3.150%, due 04/30/33[3]	EUR	1,400,000	1,403,422

Supranationals: 6.5%
Banque Ouest Africaine de Developpement
2.750%, due 01/22/33[2]	EUR	227,000	168,368
4.700%, due 10/22/31[3]		850,000	667,938
European Financial Stability Facility
2.375%, due 06/21/32[3]	EUR	2,400,000	2,337,723
European Union
1.000%, due 07/06/32[3]	EUR	10,360,000	8,996,447
			12,170,476
United Kingdom: 0.8%
U.K. Gilts
1.250%, due 07/31/51[3]	GBP	700,000	379,755
1.625%, due 10/22/28[3]	GBP	1,105,000	1,184,750
			1,564,505
Total non-U.S. government agency obligations (cost—$72,105,081)			67,164,660

U.S. government agency obligations: 15.3%
United States: 15.3%
FHLMC
2.500%, due 11/01/51		2,116,070	1,647,200
5.500%, due 04/01/53		2,984,561	2,849,002
6.000%, due 07/01/53		945,185	920,125
FNMA
2.500%, due 07/01/51		3,693,668	2,862,000
2.500%, due 12/01/51		764,378	594,897
2.500%, due 05/01/52		844,234	654,015
3.000%, due 08/01/51		1,937,579	1,568,061
3.000%, due 11/01/51		2,021,557	1,629,059
3.000%, due 03/01/52		803,863	646,971
3.500%, due 10/01/51		2,103,899	1,782,827
3.500%, due 04/01/52		4,761,564	4,004,175
3.500%, due 05/01/58		1,322,038	1,127,814
4.000%, due 01/01/50		3,253,655	2,866,157
5.000%, due 08/01/52		1,133,775	1,045,653
5.500%, due 02/01/53		2,352,737	2,233,407
GNMA II
5.000%, due 09/20/52		1,172,255	1,091,752
6.000%, due 01/20/53		998,672	978,610
Total U.S. government agency obligations (cost—$31,706,062)			28,501,725

U.S. Treasury obligations: 11.3%
United States: 11.3%
U.S. Treasury Bonds
3.000%, due 08/15/52		2,290,000	1,570,797
3.625%, due 02/15/53		2,600,000	2,025,969
3.625%, due 05/15/53		10,000	7,795
3.875%, due 02/15/43		870,000	723,323

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—(continued)
United States—(continued)
4.000%, due 11/15/52	65,000	$54,321
4.375%, due 08/15/43	1,230,000	1,097,006
4.625%, due 02/15/40	4,280,000	4,014,172
U.S. Treasury Notes
3.500%, due 02/15/33	4,730,000	4,234,089
3.875%, due 08/15/33	1,010,000	929,674
4.625%, due 10/15/26	2,060,000	2,044,711
4.625%, due 09/30/28	1,300,000	1,288,219
4.625%, due 09/30/30	970,000	953,631
5.000%, due 09/30/25	2,050,000	2,046,236
Total U.S. Treasury obligations (cost—$22,968,213)		20,989,943

	Number of shares
Short-term investments: 6.6%
Investment companies: 6.6%
State Street Institutional U.S. Government Money Market Fund, 5.301%[6] (cost $12,247,947)	12,247,947	12,247,947

Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[6] (cost $280,200)	280,200	280,200
Total investments (cost $204,926,028)[7]—103.0%		192,027,063
Liabilities in excess of other assets—(3.0)%		(5,570,845)
Net assets—100.0%		$186,456,218

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures Contract

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Interest rate futures buy contracts
75	USD	3 Month SOFR Futures	March 2024	$17,723,287	$17,730,000	$6,713
49	AUD	Australian Bond 10 Year Futures	December 2023	3,488,610	3,364,585	(124,025)
29	CAD	Canadian Bond 10 Year Futures	December 2023	2,482,750	2,403,440	(79,310)
16	EUR	Euro BUND 10 Year Futures	December 2023	2,193,587	2,183,750	(9,837)
1	EUR	French Government Bond Futures	December 2023	134,189	130,453	(3,736)
28	GBP	United Kingdom Long Gilt Bond Futures	December 2023	3,222,936	3,170,475	(52,461)
U.S. Treasury futures buy contracts
1	USD	U.S. Long Bond Futures	December 2023	109,845	109,438	(407)
21	USD	U.S. Treasury Note 2 Year Futures	December 2023	4,248,828	4,250,859	2,031
Total				$33,604,032	$33,343,000	$(261,032)
Interest rate futures sell contracts
75	USD	3 Month SOFR Futures	September 2024	$(17,770,701)	$(17,779,687)	$(8,986)
18	EUR	EURO BOBL 5 Year Index Future	December 2023	(2,199,044)	(2,214,837)	(15,793)
37	EUR	EURO Schatz 2 Year Index Futures	December 2023	(4,109,792)	(4,117,571)	(7,779)
9	EUR	German Euro Buxl 30 Year Futures	December 2023	(1,203,114)	(1,146,748)	56,366
29	EUR	Italian Government Bond Futures	December 2023	(3,426,785)	(3,382,091)	44,694
U.S. Treasury futures sell contracts
46	USD	U.S. Treasury Note 10 Year Futures	December 2023	(5,064,827)	(4,883,906)	180,921
17	USD	U.S. Treasury Note 5 Year Futures	December 2023	(1,779,654)	(1,776,102)	3,552
27	USD	Ultra U.S. Treasury Bond Futures	December 2023	(3,170,879)	(3,039,187)	131,692

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
102	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2023	(11,315,443)	(11,100,469)	$214,974
Total				$(50,040,239)	$(49,440,598)	$599,641
Net unrealized appreciation (depreciation)						$338,609

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	CAD	28,207	USD	20,447	11/22/23	$101
BB	EUR	113,097	USD	120,371	11/22/23	607
BB	GBP	1,898,300	USD	2,318,161	11/22/23	11,414
BB	NZD	1,188,534	USD	692,142	11/22/23	(339)
BB	USD	752,700	AUD	1,189,976	11/22/23	2,656
BNP	CAD	956,510	USD	696,663	11/22/23	6,719
BNP	EUR	331,120	PLN	1,474,411	11/22/23	(675)
BNP	EUR	661,580	THB	25,265,757	11/22/23	3,545
BNP	EUR	10,023,824	USD	10,595,332	11/22/23	(19,344)
BNP	GBP	573,913	USD	696,664	11/22/23	(1,086)
BNP	SGD	966,023	USD	708,732	11/22/23	2,550
BNP	USD	29,549	CAD	40,871	11/22/23	(68)
BNP	USD	190,149	CNY	1,393,848	11/22/23	677
BNP	USD	1,783,181	CZK	41,813,330	11/22/23	16,258
BNP	USD	156,899	EUR	148,137	11/22/23	(30)
BNP	USD	3,668,997	GBP	3,008,009	11/22/23	(12,494)
BNP	USD	143,806	NOK	1,572,230	11/22/23	(2,978)
BNP	USD	369,296	PLN	1,593,176	11/22/23	8,857
BNP	USD	1,746,011	SEK	19,127,712	11/22/23	(31,084)
BNP	ZAR	1,784,195	USD	93,559	11/22/23	(2,009)
BOA	USD	710,005	SGD	965,607	11/22/23	(4,127)
CITI	AUD	551,252	USD	346,710	11/22/23	(3,206)
CITI	CHF	320,863	AUD	553,881	11/22/23	(1,890)
CITI	CHF	53,068	AUD	552,920	11/22/23	3,271
CITI	GBP	572,707	CAD	950,007	11/22/23	(10,924)
CITI	NZD	598,678	USD	349,430	11/22/23	620
CITI	SEK	3,882,425	CHF	625,899	11/22/23	(2,472)
CITI	THB	25,999,281	USD	720,262	11/22/23	(4,303)
CITI	USD	2,266,165	CAD	3,097,711	11/22/23	(31,746)
CITI	USD	374,087	DKK	2,646,152	11/22/23	1,426
CITI	USD	29,521	GBP	24,076	11/22/23	(254)
CITI	USD	1,707,798	NZD	2,904,404	11/22/23	(15,590)
CITI	USD	1,305,217	THB	47,397,648	11/22/23	15,691
GSI	AUD	549,440	JPY	51,678,872	11/22/23	(6,748)
GSI	CHF	320,495	SEK	3,879,687	11/22/23	(5,229)
GSI	CNY	1,381,040	USD	189,624	11/22/23	552
GSI	EUR	667,667	CNY	5,173,882	11/22/23	1,314
GSI	EUR	335,420	PLN	1,507,361	11/22/23	2,592
GSI	EUR	295,744	USD	314,823	11/22/23	1,646
GSI	GBP	286,099	USD	348,475	11/22/23	696
GSI	HUF	214,824,433	USD	579,566	11/22/23	(12,828)

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	JPY	278,147,743	AUD	2,948,073	11/22/23	$30,514
GSI	MXN	9,720,338	USD	539,720	11/22/23	2,248
GSI	SEK	3,848,927	CHF	311,782	11/22/23	(1,611)
GSI	SEK	3,882,922	EUR	334,423	11/22/23	6,006
GSI	USD	22,629	CAD	30,755	11/22/23	(445)
GSI	USD	121,653	CNY	887,953	11/22/23	(87)
GSI	USD	4,738,790	EUR	4,451,111	11/22/23	(25,310)
GSI	USD	351,283	JPY	53,024,118	11/22/23	(361)
GSI	USD	154,015	RON	726,166	11/22/23	630
GSI	USD	403,953	SGD	551,943	11/22/23	(472)
GSI	USD	714,334	THB	26,209,628	11/22/23	16,093
GSI	USD	748,752	ZAR	14,576,010	11/22/23	31,997
GSI	ZAR	13,331,288	USD	703,591	11/22/23	(10,486)
HSBC	AUD	376,646	USD	237,649	11/22/23	(1,433)
HSBC	CNY	16,945,000	GBP	1,901,058	11/22/23	(8,969)
HSBC	JPY	52,403,358	CAD	480,590	11/22/23	(157)
HSBC	JPY	23,587,987	USD	159,465	11/22/23	7,404
HSBC	USD	30,094	CAD	41,159	11/22/23	(405)
HSBC	USD	1,403,909	MXN	25,888,507	11/22/23	27,558
MSCI	EUR	2,557,328	USD	2,699,265	11/22/23	(8,804)
MSCI	EUR	103,004	USD	109,882	11/22/23	806
MSCI	GBP	132,466	USD	161,177	11/22/23	334
MSCI	USD	10,136	CAD	13,816	11/22/23	(171)
MSCI	USD	351,393	GBP	288,991	11/22/23	(99)
MSCI	USD	293,878	ILS	1,165,259	11/22/23	(5,365)
RBC	CAD	27,056	USD	19,758	11/22/23	243
RBC	JPY	1,053,558,948	USD	7,015,663	11/22/23	43,053
RBC	USD	26,962	GBP	22,232	11/22/23	63
SCB	USD	13,039	EUR	12,312	11/22/23	(1)
SSB	USD	2,457,953	CNY	18,017,056	11/22/23	8,691
TDB	USD	762,448	CHF	689,450	11/22/23	(2,924)
TDB	USD	19,845,910	JPY	2,953,229,201	11/22/23	(300,999)
Net unrealized appreciation (depreciation)						$(280,691)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$56,927,364	$—	$56,927,364
Mortgage-backed securities	—	5,915,224	—	5,915,224

PACE Global Fixed Income Investments

Portfolio of investments – October 31, 2023 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Non-U.S. government agency obligations	—	67,164,660	—	67,164,660
U.S. government agency obligations	—	28,501,725	—	28,501,725
U.S. Treasury obligations	—	20,989,943	—	20,989,943
Investment companies	—	12,247,947	—	12,247,947
Investment of cash collateral from securities loaned	—	280,200	—	280,200
Futures contracts	143,988	496,955	—	640,943
Forward foreign currency contracts	—	256,832	—	256,832
Total	$143,988	$192,780,850	$—	$192,924,838

Liabilities
Futures contracts	$(302,334)	$—	$—	$(302,334)
Forward foreign currency contracts	—	(537,523)	—	(537,523)
Total	$(302,334)	$(537,523)	$—	$(839,857)

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,973,413, represented 9.6% of the Portfolios net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Security, or portion thereof, was on loan at the period end.
6	Rates shown reflect yield at October 31, 2023.
7	Includes $274,256 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $280,200.

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—96.0%
Advertising: 0.6%
Clear Channel Outdoor Holdings, Inc.
5.125%, due 08/15/27[2]	200,000	$177,759
7.500%, due 06/01/29[2]	125,000	90,986
7.750%, due 04/15/28[2]	200,000	152,896
Lamar Media Corp.
3.750%, due 02/15/28	25,000	22,143
4.000%, due 02/15/30	75,000	63,458
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250%, due 01/15/29[2]	100,000	81,459
4.625%, due 03/15/30[2]	175,000	140,437
5.000%, due 08/15/27[2]	225,000	199,863
Summer BC Holdco B SARL
5.750%, due 10/31/26[3]	175,000	167,121
		1,096,122
Aerospace & defense: 1.6%
Bombardier, Inc.
6.000%, due 02/15/28[2]	175,000	154,854
7.125%, due 06/15/26[2]	25,000	24,055
7.500%, due 02/01/29[2]	100,000	92,626
7.875%, due 04/15/27[2]	450,000	432,888
Egmv13793
10.000%, due 04/19/26[4,5,6]	96,538	0
Howmet Aerospace, Inc.
5.950%, due 02/01/37	225,000	205,539
Rolls-Royce PLC
1.625%, due 05/09/28[3]	100,000	89,761
5.750%, due 10/15/27[3]	150,000	171,929
Spirit AeroSystems, Inc.
4.600%, due 06/15/28	125,000	98,895
7.500%, due 04/15/25[2]	150,000	149,630
9.375%, due 11/30/29[2]	100,000	102,693
TransDigm, Inc.
4.625%, due 01/15/29	200,000	172,448
4.875%, due 05/01/29	100,000	86,638
5.500%, due 11/15/27	725,000	674,942
6.750%, due 08/15/28[2]	225,000	218,471
7.500%, due 03/15/27	150,000	149,816
Triumph Group, Inc.
7.750%, due 08/15/25	50,000	47,500
9.000%, due 03/15/28[2]	100,000	97,124
		2,969,809
Agriculture: 0.5%
Darling Ingredients, Inc.
5.250%, due 04/15/27[2]	75,000	71,360
6.000%, due 06/15/30[2]	100,000	93,820
Japfa Comfeed Indonesia Tbk. PT
5.375%, due 03/23/26[3]	200,000	165,415
MHP Lux SA
6.250%, due 09/19/29[3]	500,000	311,725
Tereos Finance Groupe I SA
4.750%, due 04/30/27[3]	100,000	100,123
7.250%, due 04/15/28[2]	150,000	161,229
		903,672
Airlines: 1.4%
ABRA Global Finance
6.000% Cash or 5.500% PIK,
11.500%, due 03/02/28[2,7]	450,645	346,290

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Airlines—(continued)
Air Canada
3.875%, due 08/15/26[2]	25,000	$22,747
Air France-KLM
1.875%, due 01/16/25[3]	200,000	202,154
3.875%, due 07/01/26[3]	400,000	402,672
Allegiant Travel Co.
7.250%, due 08/15/27[2]	50,000	45,250
American Airlines, Inc.
7.250%, due 02/15/28[2]	100,000	92,982
11.750%, due 07/15/25[2]	250,000	264,875
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[2]	187,500	182,334
5.750%, due 04/20/29[2]	200,000	180,411
Delta Air Lines, Inc.
7.375%, due 01/15/26	75,000	75,746
Gol Finance SA
8.000%, due 06/30/26[3]	450,000	206,262
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750%, due 01/20/26[2]	100,000	73,887
Transportes Aereos Portugueses SA
5.625%, due 12/02/24[3]	300,000	313,386
United Airlines Holdings, Inc.
5.000%, due 02/01/24	16,000	15,842
United Airlines Pass-Through Trust
Series 2020-1, Class A,
5.875%, due 10/15/27	32,349	31,849
United Airlines, Inc.
4.375%, due 04/15/26[2]	50,000	46,381
4.625%, due 04/15/29[2]	150,000	126,705
		2,629,773
Apparel: 0.2%
Crocs, Inc.
4.125%, due 08/15/31[2]	175,000	132,993
4.250%, due 03/15/29[2]	25,000	20,500
CT Investment GmbH
5.500%, due 04/15/26[3]	125,000	123,890
Hanesbrands, Inc.
9.000%, due 02/15/31[2]	50,000	46,412
Kontoor Brands, Inc.
4.125%, due 11/15/29[2]	75,000	61,734
		385,529
Auto manufacturers: 2.2%
Allison Transmission, Inc.
3.750%, due 01/30/31[2]	25,000	19,815
4.750%, due 10/01/27[2]	75,000	68,397
Ford Motor Co.
3.250%, due 02/12/32	50,000	37,737
4.750%, due 01/15/43	300,000	208,390
5.291%, due 12/08/46	375,000	272,439
6.100%, due 08/19/32	75,000	69,371
9.625%, due 04/22/30	200,000	223,011

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Auto manufacturers—(continued)
Ford Motor Credit Co. LLC
3.250%, due 09/15/25	100,000	$102,742
3.625%, due 06/17/31	600,000	474,000
3.815%, due 11/02/27	200,000	178,301
4.000%, due 11/13/30	200,000	164,737
4.867%, due 08/03/27	175,000	184,459
5.113%, due 05/03/29	600,000	546,094
6.800%, due 05/12/28	200,000	199,429
6.860%, due 06/05/26	275,000	332,726
6.950%, due 06/10/26	200,000	200,500
7.350%, due 11/04/27	200,000	202,435
Jaguar Land Rover Automotive PLC
4.500%, due 01/15/26[3]	100,000	103,056
5.875%, due 11/15/24[3]	100,000	106,339
5.875%, due 01/15/28[2]	200,000	180,008
6.875%, due 11/15/26[3]	100,000	107,656
Mclaren Finance PLC
7.500%, due 08/01/26[2]	200,000	171,000
Wabash National Corp.
4.500%, due 10/15/28[2]	25,000	20,688
		4,173,330
Auto parts & equipment: 2.6%
Adient Global Holdings Ltd.
7.000%, due 04/15/28[2]	25,000	24,608
8.250%, due 04/15/31[2]	25,000	24,332
Adler Pelzer Holding GmbH
9.500%, due 04/01/27[2]	200,000	195,903
Clarios Global LP
6.750%, due 05/15/25[2]	42,000	41,667
Clarios Global LP/Clarios U.S. Finance Co.
4.375%, due 05/15/26[3]	325,000	328,838
6.250%, due 05/15/26[2]	25,000	24,440
8.500%, due 05/15/27[2]	25,000	24,614
Dana Financing Luxembourg SARL
3.000%, due 07/15/29[3]	275,000	229,241
8.500%, due 07/15/31[2]	125,000	134,908
Dana, Inc.
4.500%, due 02/15/32	25,000	19,577
Dealer Tire LLC/DT Issuer LLC
8.000%, due 02/01/28[2]	75,000	70,347
Dornoch Debt Merger Sub, Inc.
6.625%, due 10/15/29[2]	275,000	216,294
Forvia SE
2.750%, due 02/15/27[3]	350,000	336,079
3.125%, due 06/15/26[3]	100,000	99,483
3.750%, due 06/15/28[3]	100,000	96,207
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29	75,000	64,502
5.250%, due 04/30/31	25,000	20,560
5.250%, due 07/15/31	350,000	285,029
7.000%, due 03/15/28	25,000	24,495
9.500%, due 05/31/25	75,000	75,862
IHO Verwaltungs GmbH
8.750% Cash or 9.500% PIK,
8.750%, due 05/15/28[2]	500,000	544,329

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Auto parts & equipment—(continued)
Metalsa Sapi de CV
3.750%, due 05/04/31[3]	200,000	$149,300
Nemak SAB de CV
2.250%, due 07/20/28[3]	325,000	268,397
2.250%, due 07/20/28[2]	125,000	103,230
3.625%, due 06/28/31[3]	200,000	146,750
Standard Profil Automotive GmbH
6.250%, due 04/30/26[3]	225,000	181,649
TI Automotive Finance PLC
3.750%, due 04/15/29[3]	275,000	241,693
ZF Europe Finance BV
3.000%, due 10/23/29[3]	200,000	177,232
ZF Finance GmbH
2.750%, due 05/25/27[3]	400,000	380,921
3.000%, due 09/21/25[3]	100,000	101,313
ZF North America Capital, Inc.
6.875%, due 04/14/28[2]	150,000	145,357
7.125%, due 04/14/30[2]	150,000	145,510
		4,922,667
Banks: 3.3%
Access Bank PLC
6.125%, due 09/21/26[3]	200,000	166,625
Akbank TAS
5.125%, due 03/31/25[3]	400,000	382,000
Banco de Bogota SA
6.250%, due 05/12/26[3]	500,000	472,090
Banco de Credito Social Cooperativo SA
(fixed, converts to FRN on 03/09/27),
1.750%, due 03/09/28[3,6]	200,000	173,594
Banco de Sabadell SA
1.125%, due 03/27/25[3]	200,000	201,355
Banco do Brasil SA
3.250%, due 09/30/26[3]	250,000	228,125
Banco Industrial SA
(fixed, converts to FRN on 01/29/26),
4.875%, due 01/29/31[2,6]	150,000	135,789
Bank of America Corp.
Series JJ,
(fixed, converts to FRN on 06/20/24),
5.125%, due 06/20/24[6,8]	75,000	73,165
Barclays PLC
(fixed, converts to FRN on 06/15/25),
7.125%, due 06/15/25[6,8]	200,000	226,142
(fixed, converts to FRN on 06/15/24),
8.000%, due 06/15/24[6,8]	200,000	195,609
CaixaBank SA
(fixed, converts to FRN on 06/13/24),
6.750%, due 06/13/24[3,6,8]	400,000	418,405
Citigroup, Inc.
Series V,
(fixed, converts to FRN on 01/30/25),
4.700%, due 01/30/25[6,8]	175,000	156,476
Series T,
(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[6,8]	125,000	117,345

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Commerzbank AG
(fixed, converts to FRN on 12/29/26),
1.375%, due 12/29/31[3,6]	200,000	$177,439
(fixed, converts to FRN on 12/05/25),
4.000%, due 12/05/30[3,6]	100,000	101,354
(fixed, converts to FRN on 12/06/27),
6.500%, due 12/06/32[3,6]	100,000	104,948
Deutsche Bank AG
(fixed, converts to FRN on 06/24/27),
4.000%, due 06/24/32[3,6]	400,000	380,916
(fixed, converts to FRN on 05/19/26),
5.625%, due 05/19/31[3,6]	100,000	102,797
Freedom Mortgage Corp.
6.625%, due 01/15/27[2]	250,000	216,373
7.625%, due 05/01/26[2]	75,000	69,021
12.000%, due 10/01/28[2]	25,000	25,080
12.250%, due 10/01/30[2]	25,000	25,008
Goldman Sachs Group, Inc.
Series R,
(fixed, converts to FRN on 02/10/25),
4.950%, due 02/10/25[6,8]	75,000	69,071
HDFC Bank Ltd.
(fixed, converts to FRN on 02/25/27),
3.700%, due 08/25/26[3,6,8]	200,000	172,102
Intesa Sanpaolo SpA
2.925%, due 10/14/30[3]	250,000	216,287
3.928%, due 09/15/26[3]	250,000	256,760
JPMorgan Chase & Co.
Series HH,
(fixed, converts to FRN on 02/01/25),
4.600%, due 02/01/25[6,8]	75,000	69,875
Series S,
(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[6,8]	125,000	124,905
Turkiye Vakiflar Bankasi TAO
8.125%, due 03/28/24[2]	250,000	249,562
UniCredit SpA
(fixed, converts to FRN on 09/23/24),
2.000%, due 09/23/29[3,6]	600,000	605,560
(fixed, converts to FRN on 01/15/27),
2.731%, due 01/15/32[3,6]	325,000	301,506
		6,215,284
Beverages: 0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250%, due 04/27/29[2]	200,000	175,674
Primo Water Holdings, Inc.
3.875%, due 10/31/28[3]	456,000	421,801
4.375%, due 04/30/29[2]	150,000	126,557
Triton Water Holdings, Inc.
6.250%, due 04/01/29[2]	100,000	82,418
		806,450
Biotechnology: 0.1%
Grifols SA
3.875%, due 10/15/28[3]	225,000	197,752

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Building Materials: 1.8%
AmeriTex HoldCo Intermediate LLC
10.250%, due 10/15/28[2]	50,000	$47,275
Builders FirstSource, Inc.
4.250%, due 02/01/32[2]	275,000	218,861
5.000%, due 03/01/30[2]	100,000	87,267
6.375%, due 06/15/32[2]	225,000	205,936
Cemex SAB de CV
(fixed, converts to FRN on 09/08/26),
5.125%, due 06/08/26[2,6,8]	200,000	184,072
5.450%, due 11/19/29[2]	200,000	185,125
5.450%, due 11/19/29[3]	200,000	185,125
Compact Bidco BV
5.750%, due 05/01/26[3]	225,000	116,294
5.750%, due 05/01/26[2]	200,000	103,372
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30[2]	50,000	47,562
Griffon Corp.
5.750%, due 03/01/28	250,000	225,767
James Hardie International Finance DAC
3.625%, due 10/01/26[3]	175,000	177,374
3.625%, due 10/01/26[2]	150,000	152,035
JELD-WEN, Inc.
4.625%, due 12/15/25[2]	25,000	23,594
Knife River Corp.
7.750%, due 05/01/31[2]	50,000	49,814
MIWD Holdco II LLC/MIWD Finance Corp.
5.500%, due 02/01/30[2]	75,000	59,531
New Enterprise Stone & Lime Co., Inc.
5.250%, due 07/15/28[2]	125,000	110,311
9.750%, due 07/15/28[2]	100,000	99,750
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500%, due 04/15/30[2]	50,000	44,118
PGT Innovations, Inc.
4.375%, due 10/01/29[2]	125,000	116,697
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]	175,000	161,802
Standard Industries, Inc.
2.250%, due 11/21/26[3]	175,000	162,020
4.375%, due 07/15/30[2]	175,000	142,979
5.000%, due 02/15/27[2]	125,000	115,534
Summit Materials LLC/Summit Materials Finance Corp.
5.250%, due 01/15/29[2]	100,000	90,547
6.500%, due 03/15/27[2]	50,000	48,625
West China Cement Ltd.
4.950%, due 07/08/26[3]	200,000	136,870
		3,298,257
Chemicals: 2.5%
ASP Unifrax Holdings, Inc.
7.500%, due 09/30/29[2]	25,000	13,375
Avient Corp.
5.750%, due 05/15/25[2]	100,000	97,990
7.125%, due 08/01/30[2]	125,000	120,261

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Chemicals—(continued)
Chemours Co.
4.000%, due 05/15/26	100,000	$97,181
4.625%, due 11/15/29[2]	75,000	57,928
5.375%, due 05/15/27	25,000	22,585
5.750%, due 11/15/28[2]	175,000	148,006
Consolidated Energy Finance SA
5.000%, due 10/15/28[2]	450,000	373,355
Cornerstone Chemical Co.
8.250% Cash or 2.000% PIK,
10.250%, due 09/01/27[2]	50,000	42,525
Herens Midco SARL
5.250%, due 05/15/29[3]	200,000	118,710
Innophos Holdings, Inc.
9.375%, due 02/15/28[2]	100,000	94,089
Iris Holdings, Inc.
8.750% Cash or 9.500% PIK,
8.750%, due 02/15/26[2,7]	125,000	110,604
Italmatch Chemicals SpA
10.000%, due 02/06/28[2]	125,000	125,993
10.000%, due 02/06/28[3]	100,000	100,795
Lune Holdings SARL
5.625%, due 11/15/28[3]	200,000	172,470
Methanex Corp.
5.125%, due 10/15/27	75,000	68,621
Minerals Technologies, Inc.
5.000%, due 07/01/28[2]	100,000	87,428
Monitchem HoldCo 3 SA
8.750%, due 05/01/28[2]	100,000	101,275
NOVA Chemicals Corp.
4.250%, due 05/15/29[2]	50,000	36,979
5.000%, due 05/01/25[2]	50,000	47,223
5.250%, due 06/01/27[2]	75,000	63,350
OCP SA
3.750%, due 06/23/31[2]	200,000	156,586
6.875%, due 04/25/44[3]	500,000	408,750
Olin Corp.
5.000%, due 02/01/30	75,000	64,782
5.625%, due 08/01/29	150,000	136,380
Olympus Water U.S. Holding Corp.
5.375%, due 10/01/29[3]	100,000	76,158
6.250%, due 10/01/29[2]	200,000	150,000
9.625%, due 11/15/28[3]	325,000	340,956
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.750%, due 05/15/26[2]	125,000	55,000
Rain Carbon, Inc.
12.250%, due 09/01/29[2]	50,000	50,875
Sasol Financing USA LLC
5.500%, due 03/18/31	300,000	230,625
SCIH Salt Holdings, Inc.
4.875%, due 05/01/28[2]	150,000	129,507
6.625%, due 05/01/29[2]	150,000	125,734
SCIL IV LLC/SCIL USA Holdings LLC
9.500%, due 07/15/28[2]	150,000	160,494

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Chemicals—(continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.125%, due 04/01/29[2]	240,000	$101,057
5.375%, due 09/01/25[2]	46,000	39,905
Tronox, Inc.
4.625%, due 03/15/29[2]	175,000	137,853
WR Grace Holdings LLC
4.875%, due 06/15/27[2]	125,000	112,295
5.625%, due 08/15/29[2]	125,000	96,875
7.375%, due 03/01/31[2]	50,000	46,314
		4,720,889
Coal: 0.2%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
3.000%, due 03/15/24[4,5,9]	550,000	5,500
Indika Energy Capital IV Pte. Ltd.
8.250%, due 10/22/25[2]	300,000	296,331
Murray Energy Corp.
0.000%, due 04/15/24[2,4,5,10]	1,268,693	0
		301,831
Commercial services: 4.3%
ADT Security Corp.
4.125%, due 08/01/29[2]	100,000	85,765
4.875%, due 07/15/32[2]	150,000	125,476
Adtalem Global Education, Inc.
5.500%, due 03/01/28[2]	131,000	119,289
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000%, due 06/01/29[2]	200,000	144,500
6.625%, due 07/15/26[2]	300,000	280,950
9.750%, due 07/15/27[2]	250,000	217,157
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625%, due 06/01/28[2]	100,000	85,124
4.625%, due 06/01/28[2]	200,000	162,940
4.875%, due 06/01/28[3]	250,000	238,532
Alta Equipment Group, Inc.
5.625%, due 04/15/26[2]	75,000	67,092
AMN Healthcare, Inc.
4.000%, due 04/15/29[2]	250,000	207,045
4.625%, due 10/01/27[2]	25,000	22,436
APi Group DE, Inc.
4.125%, due 07/15/29[2]	175,000	142,727
APX Group, Inc.
5.750%, due 07/15/29[2]	175,000	145,489
Arena Luxembourg Finance SARL
1.875%, due 02/01/28[3]	125,000	108,720
1.875%, due 02/01/28[2]	100,000	86,976
ASGN, Inc.
4.625%, due 05/15/28[2]	175,000	154,960
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750%, due 04/01/28[2]	50,000	42,904
5.375%, due 03/01/29[2]	200,000	171,302
5.750%, due 07/15/27[2]	25,000	22,939
Avis Budget Finance PLC
7.250%, due 07/31/30[2]	200,000	206,662
BCP V Modular Services Finance II PLC
4.750%, due 11/30/28[3]	100,000	87,558

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Commercial services—(continued)
BCP V Modular Services Finance PLC
6.750%, due 11/30/29[3]	150,000	$110,307
Carriage Services, Inc.
4.250%, due 05/15/29[2]	75,000	61,346
DP World Salaam
(fixed, converts to FRN on 01/01/26),
6.000%, due 10/01/25[3,6,8]	300,000	292,878
eHi Car Services Ltd.
7.000%, due 09/21/26[3]	200,000	127,000
GTCR W-2 Merger Sub LLC
7.500%, due 01/15/31[2]	300,000	296,205
Hertz Corp.
3.000%, due 01/15/28[2]	50,000	4,000
4.625%, due 12/01/26[2]	25,000	20,941
5.000%, due 12/01/29[2]	250,000	179,476
Kapla Holding SAS
3.375%, due 12/15/26[3]	250,000	234,033
La Financiere Atalian SASU
4.000%, due 05/15/24[3]	225,000	185,032
5.125%, due 05/15/25[3]	250,000	191,781
6.625%, due 05/15/25[3]	100,000	87,512
Loxam SAS
5.750%, due 07/15/27[3]	225,000	217,241
Matthews International Corp.
5.250%, due 12/01/25[2]	75,000	71,393
Metis Merger Sub LLC
6.500%, due 05/15/29[2]	300,000	245,144
Mundys SpA
1.875%, due 02/12/28[3]	300,000	271,551
Nassa Topco AS
2.875%, due 04/06/24[3]	100,000	104,244
Neptune Bidco U.S., Inc.
9.290%, due 04/15/29[2]	275,000	242,701
NESCO Holdings II, Inc.
5.500%, due 04/15/29[2]	125,000	107,188
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.000%, due 06/15/29[2]	100,000	80,390
PECF USS Intermediate Holding III Corp.
8.000%, due 11/15/29[2]	125,000	59,298
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.250%, due 04/15/24[2]	60,000	59,620
6.250%, due 01/15/28[2]	75,000	69,548
PROG Holdings, Inc.
6.000%, due 11/15/29[2]	50,000	42,375
Q-Park Holding I BV
2.000%, due 03/01/27[3]	175,000	159,529
2.000%, due 03/01/27[2]	100,000	91,160
Rekeep SpA
7.250%, due 02/01/26[3]	275,000	257,515
Service Corp. International
3.375%, due 08/15/30	25,000	20,027
4.000%, due 05/15/31	125,000	101,176

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Commercial services—(continued)
United Rentals North America, Inc.
3.750%, due 01/15/32	50,000	$39,755
3.875%, due 02/15/31	125,000	102,882
4.000%, due 07/15/30	225,000	189,076
4.875%, due 01/15/28	50,000	46,389
5.250%, due 01/15/30	225,000	205,455
5.500%, due 05/15/27	25,000	24,152
Verisure Holding AB
3.250%, due 02/15/27[3]	125,000	119,367
7.125%, due 02/01/28[2]	125,000	133,089
Verscend Escrow Corp.
9.750%, due 08/15/26[2]	125,000	124,079
WASH Multifamily Acquisition, Inc.
5.750%, due 04/15/26[2]	100,000	92,500
Williams Scotsman, Inc.
4.625%, due 08/15/28[2]	75,000	66,628
6.125%, due 06/15/25[2]	60,000	58,953
		8,119,479
Computers: 0.8%
CA Magnum Holdings
5.375%, due 10/31/26[3]	200,000	174,172
Exela Intermediate LLC/Exela Finance, Inc.
11.500% PIK,
11.500%, due 04/15/26[2]	153,972	26,175
NCR Atleos Escrow Corp.
9.500%, due 04/01/29[2]	200,000	196,046
NCR Voyix Corp.
5.000%, due 10/01/28[2]	125,000	107,925
5.125%, due 04/15/29[2]	300,000	257,975
5.250%, due 10/01/30[2]	25,000	20,703
Presidio Holdings, Inc.
4.875%, due 02/01/27[2]	150,000	137,429
8.250%, due 02/01/28[2]	100,000	94,632
Seagate HDD Cayman
4.125%, due 01/15/31	80,000	63,386
9.625%, due 12/01/32[2]	226,125	241,053
Vericast Corp.
11.000%, due 09/15/26[2]	126,250	133,509
		1,453,005
Cosmetics/Personal Care: 0.1%
Coty, Inc.
5.750%, due 09/15/28[2]	100,000	106,510
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.625%, due 07/15/30[2]	50,000	47,636
		154,146
Distribution & wholesale: 0.4%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[2]	50,000	44,883
Azelis Finance NV
5.750%, due 03/15/28[3]	100,000	106,154
BCPE Empire Holdings, Inc.
7.625%, due 05/01/27[2]	175,000	160,517
Li & Fung Ltd.
5.250%, due 05/03/24[3,8]	200,000	70,000

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Distribution & wholesale—(continued)
OPENLANE, Inc.
5.125%, due 06/01/25[2]	16,000	$15,434
Resideo Funding, Inc.
4.000%, due 09/01/29[2]	50,000	40,125
Rexel SA
2.125%, due 12/15/28[3]	225,000	207,819
Ritchie Bros Holdings, Inc.
6.750%, due 03/15/28[2]	50,000	48,999
7.750%, due 03/15/31[2]	50,000	50,125
Windsor Holdings III LLC
8.500%, due 06/15/30[2]	50,000	48,673
		792,729
Diversified financial services: 3.8%
4finance SA
10.750%, due 10/26/26	300,000	281,554
AG Issuer LLC
6.250%, due 03/01/28[2]	150,000	138,093
AG TTMT Escrow Issuer LLC
8.625%, due 09/30/27[2]	25,000	25,113
Agps Bondco PLC
5.000%, due 01/14/29[3]	200,000	61,878
Ally Financial, Inc.
Series B,
(fixed, converts to FRN on 05/15/26),
4.700%, due 05/15/26[6,8]	100,000	64,910
6.700%, due 02/14/33	25,000	21,014
B3 SA—Brasil Bolsa Balcao
4.125%, due 09/20/31[3]	200,000	163,000
Coinbase Global, Inc.
3.375%, due 10/01/28[2]	275,000	201,917
3.625%, due 10/01/31[2]	300,000	203,960
Credito Real SAB de CV SOFOM ER
0.000%, due 02/01/27[3,10]	275,000	32,226
Curo Group Holdings Corp.
7.500%, due 08/01/28[2]	75,000	17,250
doValue SpA
3.375%, due 07/31/26[3]	100,000	91,208
3.375%, due 07/31/26[2]	150,000	136,812
5.000%, due 08/04/25[2]	325,000	330,134
Enact Holdings, Inc.
6.500%, due 08/15/25[2]	100,000	98,226
Garfunkelux Holdco 3 SA
6.750%, due 11/01/25[3]	200,000	158,649
7.750%, due 11/01/25[3]	225,000	201,508
Global Aircraft Leasing Co. Ltd.
6.500% Cash or 7.250% PIK,
6.500%, due 09/15/24[2,7]	264,557	239,084
International Personal Finance PLC
9.750%, due 11/12/25	200,000	199,515
Iqera Group SAS
6.500%, due 09/30/24[2]	83,280	86,004
Jane Street Group/JSG Finance, Inc.
4.500%, due 11/15/29[2]	75,000	63,910
Jefferson Capital Holdings LLC
6.000%, due 08/15/26[2]	150,000	130,991
Jerrold Finco PLC
4.875%, due 01/15/26[3]	100,000	112,611
5.250%, due 01/15/27[3]	175,000	185,105

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Macquarie Airfinance Holdings Ltd.
8.125%, due 03/30/29[2]	50,000	$49,253
8.375%, due 05/01/28[2]	25,000	24,919
Midcap Financial Issuer Trust
6.500%, due 05/01/28[2]	200,000	169,482
Nationstar Mortgage Holdings, Inc.
5.125%, due 12/15/30[2]	75,000	60,689
5.500%, due 08/15/28[2]	100,000	88,370
5.750%, due 11/15/31[2]	50,000	41,643
6.000%, due 01/15/27[2]	75,000	69,714
Navient Corp.
5.000%, due 03/15/27	231,000	202,894
5.500%, due 03/15/29	250,000	202,500
Series A,
5.625%, due 08/01/33	150,000	101,557
6.125%, due 03/25/24	225,000	223,868
6.750%, due 06/25/25	125,000	121,919
6.750%, due 06/15/26	200,000	189,500
9.375%, due 07/25/30	75,000	70,665
11.500%, due 03/15/31	100,000	99,810
Newday Bondco PLC
13.250%, due 12/15/26[3]	103,000	129,375
NFP Corp.
4.875%, due 08/15/28[2]	300,000	262,670
OneMain Finance Corp.
3.875%, due 09/15/28	25,000	19,766
4.000%, due 09/15/30	75,000	54,863
5.375%, due 11/15/29	25,000	20,556
6.625%, due 01/15/28	25,000	22,744
6.875%, due 03/15/25	50,000	49,330
7.125%, due 03/15/26	400,000	388,479
PennyMac Financial Services, Inc.
4.250%, due 02/15/29[2]	175,000	142,948
5.750%, due 09/15/31[2]	75,000	61,150
PRA Group, Inc.
7.375%, due 09/01/25[2]	25,000	23,375
8.375%, due 02/01/28[2]	100,000	82,375
Provident Funding Associates LP/PFG Finance Corp.
6.375%, due 06/15/25[2]	75,000	66,750
Radian Group, Inc.
4.500%, due 10/01/24	50,000	48,725
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 03/01/29[2]	75,000	60,952
3.875%, due 03/01/31[2]	75,000	57,997
4.000%, due 10/15/33[2]	250,000	183,750
SLM Corp.
3.125%, due 11/02/26	250,000	217,336
Synchrony Financial
7.250%, due 02/02/33	75,000	63,601
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375%, due 02/01/30[2]	75,000	50,017
7.875%, due 05/01/27[2]	100,000	76,908

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
World Acceptance Corp.
7.000%, due 11/01/26[2]	125,000	$101,250
		7,146,372
Electric: 2.6%
AES Espana BV
5.700%, due 05/04/28[2]	400,000	348,736
Calpine Corp.
5.000%, due 02/01/31[2]	50,000	40,329
5.125%, due 03/15/28[2]	325,000	290,853
Centrais Eletricas Brasileiras SA
3.625%, due 02/04/25[2]	200,000	190,424
Clean Renewable Power Mauritius Pte. Ltd.
4.250%, due 03/25/27[2]	180,000	153,491
Clearway Energy Operating LLC
3.750%, due 01/15/32[2]	50,000	37,873
4.750%, due 03/15/28[2]	50,000	44,632
ContourGlobal Power Holdings SA
3.125%, due 01/01/28[2]	100,000	85,577
3.125%, due 01/01/28[3]	200,000	171,154
Electricite de France SA
(fixed, converts to FRN on 01/22/26),
5.000%, due 01/22/26[3,6,8]	300,000	303,088
(fixed, converts to FRN on 01/29/25),
5.375%, due 01/29/25[3,6,8]	100,000	103,301
Energia Group Roi Financeco DAC
6.875%, due 07/31/28[2]	250,000	257,581
Eskom Holdings SOC Ltd.
6.350%, due 08/10/28[3]	400,000	362,000
Instituto Costarricense de Electricidad
6.375%, due 05/15/43[3]	200,000	154,700
6.750%, due 10/07/31[2]	300,000	277,500
Investment Energy Resources Ltd.
6.250%, due 04/26/29[2]	200,000	174,000
Lamar Funding Ltd.
3.958%, due 05/07/25[3]	200,000	190,125
Leeward Renewable Energy Operations LLC
4.250%, due 07/01/29[2]	50,000	40,834
Mong Duong Finance Holdings BV
5.125%, due 05/07/29[2]	375,000	337,695
NRG Energy, Inc.
3.375%, due 02/15/29[2]	50,000	40,695
3.625%, due 02/15/31[2]	25,000	18,866
6.625%, due 01/15/27	46,000	44,645
7.000%, due 03/15/33[2]	100,000	94,519
(fixed, converts to FRN on 03/15/28),
10.250%, due 03/15/28[2,6,8]	100,000	96,537
PG&E Corp.
5.000%, due 07/01/28	175,000	158,540
RRI Energy, Inc.
3.000%, due 06/15/17[4,5,10]	75,000	0
SMC Global Power Holdings Corp.
(fixed, converts to FRN on 10/21/25),
7.000%, due 10/21/25[3,6,8]	200,000	158,300
Talen Energy Supply LLC
8.625%, due 06/01/30[2]	75,000	76,208

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Electric—(continued)
TransAlta Corp.
7.750%, due 11/15/29	50,000	$49,746
Vistra Corp.
(fixed, converts to FRN on 12/15/26),
7.000%, due 12/15/26[2,6,8]	150,000	136,500
(fixed, converts to FRN on 10/15/26),
8.000%, due 10/15/26[2,6,8]	50,000	47,500
Vistra Operations Co. LLC
4.375%, due 05/01/29[2]	100,000	84,939
5.500%, due 09/01/26[2]	200,000	190,275
7.750%, due 10/15/31[2]	150,000	144,783
		4,905,946
Electrical components & equipment: 0.0%†
Energizer Holdings, Inc.
6.500%, due 12/31/27[2]	50,000	46,609
Senvion Holding GmbH,[10]
3.875%, due 10/25/22[3]	400,000	1,058
		47,667
Electronics: 0.6%
Coherent Corp.
5.000%, due 12/15/29[2]	175,000	148,500
Imola Merger Corp.
4.750%, due 05/15/29[2]	600,000	523,076
Likewize Corp.
9.750%, due 10/15/25[2]	75,000	74,493
Sensata Technologies BV
4.000%, due 04/15/29[2]	200,000	170,021
Sensata Technologies, Inc.
3.750%, due 02/15/31[2]	75,000	60,026
TTM Technologies, Inc.
4.000%, due 03/01/29[2]	200,000	163,998
		1,140,114
Energy-Alternate Sources: 0.5%
Continuum Energy Aura Pte. Ltd.
9.500%, due 02/24/27[3]	200,000	197,104
Continuum Energy Levanter Pte. Ltd.
4.500%, due 02/09/27[2]	178,250	164,965
Greenko Power II Ltd.
4.300%, due 12/13/28[2]	231,875	194,508
ReNew Pvt Ltd.
5.875%, due 03/05/27[2]	299,000	271,851
TerraForm Power Operating LLC
4.750%, due 01/15/30[2]	125,000	105,625
5.000%, due 01/31/28[2]	50,000	45,806
		979,859
Engineering & construction: 1.0%
Aeropuertos Dominicanos Siglo XXI SA
6.750%, due 03/30/29[3]	510,000	488,692
Arcosa, Inc.
4.375%, due 04/15/29[2]	50,000	43,625
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners
4.050%, due 04/27/26[3]	200,000	169,400
GMR Hyderabad International Airport Ltd.
4.750%, due 02/02/26[2]	300,000	280,695

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Engineering & construction—(continued)
OHL Operaciones SA
5.100% Cash or 4.650% PIK,
6.600%, due 03/31/26[2,7]	201,555	$191,853
Sarens Finance Co. NV
5.750%, due 02/21/27[3]	338,000	309,107
Sitios Latinoamerica SAB de CV
5.375%, due 04/04/32[2]	200,000	166,500
TopBuild Corp.
4.125%, due 02/15/32[2]	75,000	59,333
Weekley Homes LLC/Weekley Finance Corp.
4.875%, due 09/15/28[2]	200,000	171,750
		1,880,955
Entertainment: 3.8%
888 Acquisitions Ltd.
7.558%, due 07/15/27[2]	175,000	165,725
Affinity Interactive
6.875%, due 12/15/27[2]	150,000	122,263
Allen Media LLC/Allen Media Co.-Issuer, Inc.
10.500%, due 02/15/28[2]	125,000	65,101
Allwyn Entertainment Financing U.K. PLC
7.250%, due 04/30/30[2]	125,000	131,271
Allwyn International AS
3.875%, due 02/15/27[3]	200,000	194,955
AMC Entertainment Holdings, Inc.
5.875%, due 11/15/26	25,000	13,902
10.000% Cash or 12.000% PIK,
10.000%, due 06/15/26[2]	349,932	267,695
Banijay Group SAS
6.500%, due 03/01/26[3]	100,000	104,355
Boyne USA, Inc.
4.750%, due 05/15/29[2]	50,000	43,533
Caesars Entertainment, Inc.
4.625%, due 10/15/29[2]	550,000	452,005
6.250%, due 07/01/25[2]	150,000	147,583
7.000%, due 02/15/30[2]	100,000	96,509
CDI Escrow Issuer, Inc.
5.750%, due 04/01/30[2]	125,000	111,676
Cedar Fair LP
5.250%, due 07/15/29	102,000	87,846
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
6.500%, due 10/01/28	200,000	185,116
Churchill Downs, Inc.
4.750%, due 01/15/28[2]	75,000	67,164
5.500%, due 04/01/27[2]	150,000	140,692
Cinemark USA, Inc.
5.250%, due 07/15/28[2]	275,000	237,511
5.875%, due 03/15/26[2]	200,000	189,906
Cirsa Finance International SARL
4.750%, due 05/22/25[3]	100,000	103,826

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Entertainment—(continued)
Codere Finance 2 Luxembourg SA
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[3]	100,556	$72,351
8.000% Cash or 3.000% PIK,
11.000%, due 09/30/26[2]	61,563	44,295
2.000% Cash or 10.750% PIK,
12.750%, due 11/30/27[3]	217,319	13,222
Everi Holdings, Inc.
5.000%, due 07/15/29[2]	50,000	42,014
Golden Entertainment, Inc.
7.625%, due 04/15/26[2]	175,000	175,000
Inter Media & Communication SpA
6.750%, due 02/09/27[3]	150,000	148,875
6.750%, due 02/09/27[2]	100,000	99,250
International Game Technology PLC
4.125%, due 04/15/26[2]	200,000	188,198
Intralot Capital Luxembourg SA
5.250%, due 09/15/24[3]	550,000	568,425
Jacobs Entertainment, Inc.
6.750%, due 02/15/29[2]	225,000	191,250
LHMC Finco 2 SARL
7.250% Cash or 8.000% PIK,
7.250%, due 10/02/25[3,7]	334,000	339,583
Light & Wonder International, Inc.
7.000%, due 05/15/28[2]	250,000	243,697
7.250%, due 11/15/29[2]	25,000	24,244
7.500%, due 09/01/31[2]	25,000	24,411
Live Nation Entertainment, Inc.
3.750%, due 01/15/28[2]	150,000	131,100
4.750%, due 10/15/27[2]	150,000	137,071
4.875%, due 11/01/24[2]	75,000	73,405
5.625%, due 03/15/26[2]	225,000	215,481
Lottomatica SpA
7.125%, due 06/01/28[2]	100,000	107,340
9.750%, due 09/30/27[2]	150,000	169,609
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875%, due 05/01/29[2]	125,000	104,063
Mohegan Tribal Gaming Authority
8.000%, due 02/01/26[2]	150,000	137,812
Motion Finco SARL
7.375%, due 06/15/30[2]	225,000	226,433
Penn Entertainment, Inc.
4.125%, due 07/01/29[2]	225,000	174,816
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, due 09/01/29[2]	175,000	123,060
5.875%, due 09/01/31[2]	125,000	84,872
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.875%, due 11/01/26[2]	75,000	69,788
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 03/01/30[2]	50,000	43,000

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Entertainment—(continued)
SeaWorld Parks & Entertainment, Inc.
5.250%, due 08/15/29[2]	150,000	$130,654
Six Flags Entertainment Corp.
5.500%, due 04/15/27[2]	25,000	22,759
WMG Acquisition Corp.
3.000%, due 02/15/31[2]	25,000	19,407
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125%, due 10/01/29[2]	125,000	106,601
		7,180,720
Environmental control: 0.1%
Clean Harbors, Inc.
6.375%, due 02/01/31[2]	50,000	47,523
Covanta Holding Corp.
5.000%, due 09/01/30	100,000	77,351
Madison IAQ LLC
5.875%, due 06/30/29[2]	100,000	77,464
		202,338
Food: 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.250%, due 03/15/26[2]	75,000	69,277
3.500%, due 03/15/29[2]	25,000	21,315
4.625%, due 01/15/27[2]	175,000	164,012
4.875%, due 02/15/30[2]	150,000	133,922
5.875%, due 02/15/28[2]	50,000	47,895
6.500%, due 02/15/28[2]	150,000	147,269
B&G Foods, Inc.
8.000%, due 09/15/28[2]	50,000	48,725
Bellis Acquisition Co. PLC
3.250%, due 02/16/26[3]	200,000	210,499
C&S Group Enterprises LLC
5.000%, due 12/15/28[2]	100,000	77,375
Casino Guichard Perrachon SA
4.498%, due 03/07/24[3]	100,000	1,155
5.250%, due 04/15/27[3,6]	100,000	1,159
Grupo KUO SAB de CV
5.750%, due 07/07/27[3]	200,000	168,076
Ingles Markets, Inc.
4.000%, due 06/15/31[2]	175,000	139,125
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30	100,000	91,387
Lamb Weston Holdings, Inc.
4.125%, due 01/31/30[2]	125,000	106,040
4.375%, due 01/31/32[2]	100,000	82,737
Minerva Luxembourg SA
4.375%, due 03/18/31[3]	650,000	501,312
4.375%, due 03/18/31[2]	250,000	192,813
Nathan's Famous, Inc.
6.625%, due 11/01/25[2]	80,000	79,200
NBM U.S. Holdings, Inc.
7.000%, due 05/14/26[3]	200,000	198,262
Performance Food Group, Inc.
4.250%, due 08/01/29[2]	125,000	105,472
5.500%, due 10/15/27[2]	50,000	46,754

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Food—(continued)
Pilgrim's Pride Corp.
6.250%, due 07/01/33	50,000	$45,950
Post Holdings, Inc.
4.500%, due 09/15/31[2]	50,000	40,457
4.625%, due 04/15/30[2]	350,000	293,086
5.500%, due 12/15/29[2]	75,000	66,886
5.625%, due 01/15/28[2]	25,000	23,234
Premier Foods Finance PLC
3.500%, due 10/15/26[3]	250,000	275,502
Rallye SA
Series COFP,
5.250%, due 02/28/32[3]	800,000	1,058
SEG Holding LLC/SEG Finance Corp.
5.625%, due 10/15/28[2]	250,000	250,433
Sigma Holdco BV
5.750%, due 05/15/26[3]	425,000	370,124
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, due 03/01/29[2]	175,000	142,156
U.S. Foods, Inc.
4.750%, due 02/15/29[2]	200,000	176,431
6.875%, due 09/15/28[2]	50,000	48,868
7.250%, due 01/15/32[2]	50,000	49,082
United Natural Foods, Inc.
6.750%, due 10/15/28[2]	50,000	39,344
		4,456,392
Food service: 0.1%
Aramark Services, Inc.
5.000%, due 04/01/25[2]	75,000	73,314
TKC Holdings, Inc.
10.500%, due 05/15/29[2]	100,000	79,975
		153,289
Forest products & paper: 0.1%
Appcion,[9]
9.000%, due 06/01/25[2,4,5,10]	650,000	6,500
Domtar Corp.
6.750%, due 10/01/28[2]	83,000	67,542
Glatfelter Corp.
4.750%, due 11/15/29[2]	75,000	49,277
Mercer International, Inc.
5.125%, due 02/01/29	50,000	39,207
		162,526
Gas: 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500%, due 05/20/25	50,000	47,926
5.750%, due 05/20/27	150,000	137,856
EP Infrastructure AS
1.816%, due 03/02/31[3]	375,000	284,199
2.045%, due 10/09/28[3]	150,000	127,924
		597,905
Hand & machine tools: 0.2%
Regal Rexnord Corp.
6.050%, due 02/15/26[2]	50,000	49,180
6.050%, due 04/15/28[2]	50,000	47,830
6.300%, due 02/15/30[2]	50,000	47,049
6.400%, due 04/15/33[2]	50,000	45,870

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Hand & machine tools—(continued)
Werner FinCo LP/Werner FinCo, Inc.
11.500%, due 06/15/28[2]	25,000	$25,243
8.750% Cash and 5.750% PIK,
14.500%, due 10/15/28[2,7]	127,156	103,632
		318,804
Healthcare-products: 0.6%
Avantor Funding, Inc.
3.875%, due 11/01/29[2]	150,000	125,540
4.625%, due 07/15/28[2]	250,000	222,527
Bausch & Lomb Escrow Corp.
8.375%, due 10/01/28[2]	175,000	173,819
Marcolin SpA
6.125%, due 11/15/26[3]	100,000	99,065
Medline Borrower LP
3.875%, due 04/01/29[2]	257,000	217,002
5.250%, due 10/01/29[2]	400,000	340,489
		1,178,442
Healthcare-services: 2.6%
Acadia Healthcare Co., Inc.
5.000%, due 04/15/29[2]	100,000	89,161
5.500%, due 07/01/28[2]	125,000	115,399
AHP Health Partners, Inc.
5.750%, due 07/15/29[2]	100,000	82,000
Air Methods Corp.
8.000%, due 05/15/25[2,10]	175,000	438
Catalent Pharma Solutions, Inc.
2.375%, due 03/01/28[3]	125,000	108,422
3.125%, due 02/15/29[2]	50,000	39,313
Centene Corp.
3.000%, due 10/15/30	325,000	257,196
Charles River Laboratories International, Inc.
4.000%, due 03/15/31[2]	82,000	66,928
CHS/Community Health Systems, Inc.
4.750%, due 02/15/31[2]	250,000	167,561
5.250%, due 05/15/30[2]	125,000	88,769
5.625%, due 03/15/27[2]	175,000	142,176
6.000%, due 01/15/29[2]	75,000	56,812
6.125%, due 04/01/30[2]	150,000	58,125
6.875%, due 04/01/28[2]	23,000	9,948
6.875%, due 04/15/29[2]	225,000	92,905
8.000%, due 03/15/26[2]	250,000	228,514
8.000%, due 12/15/27[2]	250,000	212,042
DaVita, Inc.
4.625%, due 06/01/30[2]	150,000	117,557
Encompass Health Corp.
4.750%, due 02/01/30	125,000	108,022
Fortrea Holdings, Inc.
7.500%, due 07/01/30[2]	150,000	144,750
IQVIA, Inc.
2.250%, due 03/15/29[3]	200,000	177,457
6.500%, due 05/15/30[2]	200,000	194,000
LifePoint Health, Inc.
5.375%, due 01/15/29[2]	100,000	60,585
11.000%, due 10/15/30[2]	75,000	70,581
ModivCare Escrow Issuer, Inc.
5.000%, due 10/01/29[2]	75,000	54,659

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Molina Healthcare, Inc.
3.875%, due 11/15/30[2]	100,000	$81,562
3.875%, due 05/15/32[2]	150,000	117,864
4.375%, due 06/15/28[2]	150,000	133,502
Prime Healthcare Services, Inc.
7.250%, due 11/01/25[2]	150,000	136,500
Rede D'or Finance SARL
4.500%, due 01/22/30[3]	364,000	295,532
RP Escrow Issuer LLC
5.250%, due 12/15/25[2]	100,000	71,250
Select Medical Corp.
6.250%, due 08/15/26[2]	125,000	121,577
Tenet Healthcare Corp.
4.250%, due 06/01/29	50,000	42,789
4.375%, due 01/15/30	75,000	63,443
4.875%, due 01/01/26	125,000	119,800
5.125%, due 11/01/27	175,000	161,546
6.125%, due 10/01/28	250,000	231,875
6.125%, due 06/15/30	275,000	254,518
6.750%, due 05/15/31[2]	250,000	237,408
		4,812,486
Holding companies-divers: 0.3%
Benteler International AG
9.375%, due 05/15/28[2]	125,000	133,254
KOC Holding AS
6.500%, due 03/11/25[3]	400,000	395,000
		528,254
Home builders: 1.2%
Adams Homes, Inc.
7.500%, due 02/15/25[2]	49,000	47,958
9.250%, due 10/15/28[2]	100,000	96,648
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[2]	75,000	60,689
4.625%, due 04/01/30[2]	150,000	116,146
6.625%, due 01/15/28[2]	100,000	91,500
Beazer Homes USA, Inc.
5.875%, due 10/15/27	50,000	44,625
7.250%, due 10/15/29	100,000	91,230
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.875%, due 02/15/30[2]	25,000	19,011
5.000%, due 06/15/29[2]	125,000	97,561
Century Communities, Inc.
3.875%, due 08/15/29[2]	75,000	60,522
Dream Finders Homes, Inc.
8.250%, due 08/15/28[2]	100,000	98,934
Empire Communities Corp.
7.000%, due 12/15/25[2]	125,000	116,176
Forestar Group, Inc.
3.850%, due 05/15/26[2]	100,000	89,008
5.000%, due 03/01/28[2]	125,000	109,699
Installed Building Products, Inc.
5.750%, due 02/01/28[2]	150,000	135,328

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Home builders—(continued)
KB Home
4.000%, due 06/15/31	125,000	$97,601
6.875%, due 06/15/27	50,000	49,618
7.250%, due 07/15/30	75,000	72,000
LGI Homes, Inc.
4.000%, due 07/15/29[2]	25,000	19,130
Mattamy Group Corp.
4.625%, due 03/01/30[2]	125,000	101,719
Meritage Homes Corp.
6.000%, due 06/01/25	119,000	116,677
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28	100,000	87,888
4.750%, due 04/01/29	125,000	105,521
STL Holding Co. LLC
7.500%, due 02/15/26[2]	125,000	116,875
Thor Industries, Inc.
4.000%, due 10/15/29[2]	75,000	60,454
Tri Pointe Homes, Inc.
5.700%, due 06/15/28	75,000	66,776
Winnebago Industries, Inc.
6.250%, due 07/15/28[2]	100,000	94,033
		2,263,327
Home furnishings: 0.1%
Tempur Sealy International, Inc.
4.000%, due 04/15/29[2]	125,000	102,549

Household products: 0.1%
Edgewell Personal Care Co.
4.125%, due 04/01/29[2]	175,000	146,344
5.500%, due 06/01/28[2]	75,000	68,450
		214,794
Household products/wares: 0.3%
Central Garden & Pet Co.
4.125%, due 04/30/31[2]	100,000	79,552
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
7.000%, due 12/31/27[2]	75,000	63,768
Spectrum Brands, Inc.
4.000%, due 10/01/26[2]	325,000	329,164
5.500%, due 07/15/30[2]	50,000	44,625
		517,109
Housewares: 0.4%
Newell Brands, Inc.
5.200%, due 04/01/26	250,000	236,038
6.375%, due 09/15/27	75,000	70,239
6.375%, due 04/01/36	225,000	176,474
6.500%, due 04/01/46	50,000	35,112
6.625%, due 09/15/29	50,000	45,998
Scotts Miracle-Gro Co.
4.000%, due 04/01/31	125,000	92,988
4.375%, due 02/01/32	50,000	36,645
		693,494
Insurance: 0.7%
Acrisure LLC/Acrisure Finance, Inc.
7.000%, due 11/15/25[2]	375,000	363,575
10.125%, due 08/01/26[2]	25,000	25,159
AssuredPartners, Inc.
5.625%, due 01/15/29[2]	25,000	21,208
7.000%, due 08/15/25[2]	50,000	49,045

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
HUB International Ltd.
5.625%, due 12/01/29[2]	25,000	$21,531
7.000%, due 05/01/26[2]	25,000	24,335
7.250%, due 06/15/30[2]	75,000	73,160
MGIC Investment Corp.
5.250%, due 08/15/28	150,000	137,876
NMI Holdings, Inc.
7.375%, due 06/01/25[2]	135,000	135,140
Sagicor Financial Co. Ltd.
5.300%, due 05/13/28[2]	400,000	372,360
Tongyang Life Insurance Co. Ltd.
(fixed, converts to FRN on 09/22/25),
5.250%, due 09/22/25[3,6,8]	200,000	170,034
		1,393,423
Internet: 1.3%
Cogent Communications Group, Inc.
7.000%, due 06/15/27[2]	125,000	118,125
Gen Digital, Inc.
6.750%, due 09/30/27[2]	125,000	121,674
7.125%, due 09/30/30[2]	150,000	145,928
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500%, due 03/01/29[2]	50,000	41,973
5.250%, due 12/01/27[2]	200,000	187,426
iliad SA
2.375%, due 06/17/26[3]	400,000	392,026
Match Group Holdings II LLC
4.125%, due 08/01/30[2]	100,000	81,253
5.000%, due 12/15/27[2]	75,000	69,175
MercadoLibre, Inc.
3.125%, due 01/14/31	300,000	226,650
Millennium Escrow Corp.
6.625%, due 08/01/26[2]	100,000	74,238
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750%, due 04/30/27[2]	50,000	44,625
Uber Technologies, Inc.
6.250%, due 01/15/28[2]	125,000	120,312
7.500%, due 05/15/25[2]	25,000	25,031
7.500%, due 09/15/27[2]	250,000	250,628
8.000%, due 11/01/26[2]	150,000	151,058
United Group BV
3.125%, due 02/15/26[3]	100,000	96,023
4.625%, due 08/15/28[3]	150,000	132,725
Ziff Davis, Inc.
4.625%, due 10/15/30[2]	69,000	57,768
		2,336,638
Investment companies: 0.6%
Compass Group Diversified Holdings LLC
5.000%, due 01/15/32[2]	75,000	58,976
5.250%, due 04/15/29[2]	125,000	106,743
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, due 02/01/29	50,000	38,501
4.750%, due 09/15/24	25,000	23,977
5.250%, due 05/15/27	200,000	171,250
6.250%, due 05/15/26	225,000	205,666
6.375%, due 12/15/25	75,000	70,556

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Investment companies—(continued)
Linx Capital Ltd.
15.200%, due 04/01/25[2,7]	397,031	$369,687
		1,045,356
Iron & steel: 1.2%
ATI, Inc.
4.875%, due 10/01/29	75,000	63,871
5.125%, due 10/01/31	100,000	82,500
5.875%, due 12/01/27	150,000	139,165
7.250%, due 08/15/30	50,000	48,134
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
8.750%, due 07/15/26[2]	175,000	168,215
Big River Steel LLC/BRS Finance Corp.
6.625%, due 01/31/29[2]	140,000	138,289
Carpenter Technology Corp.
6.375%, due 07/15/28	200,000	190,238
Cleveland-Cliffs, Inc.
4.875%, due 03/01/31[2]	50,000	41,241
5.875%, due 06/01/27	225,000	214,375
6.750%, due 03/15/26[2]	50,000	49,714
6.750%, due 04/15/30[2]	100,000	92,719
Commercial Metals Co.
4.125%, due 01/15/30	50,000	42,198
4.375%, due 03/15/32	50,000	40,210
CSN Inova Ventures
6.750%, due 01/28/28[3]	250,000	228,675
JSW Steel Ltd.
5.050%, due 04/05/32[2]	200,000	154,380
Mineral Resources Ltd.
8.000%, due 11/01/27[2]	300,000	289,887
8.125%, due 05/01/27[2]	148,000	143,982
8.500%, due 05/01/30[2]	75,000	71,806
9.250%, due 10/01/28[2]	75,000	75,000
TMS International Corp.
6.250%, due 04/15/29[2]	25,000	19,724
		2,294,323
IT services: 0.1%
Carnelian Holdings LP
50.000%, due 06/30/28[4]	15,606	156,065

Leisure time: 3.9%
Acushnet Co.
7.375%, due 10/15/28[2]	50,000	50,091
Carnival Corp.
5.750%, due 03/01/27[2]	1,550,000	1,383,936
6.000%, due 05/01/29[2]	500,000	422,398
6.650%, due 01/15/28	100,000	84,190
7.000%, due 08/15/29[2]	50,000	49,027
7.625%, due 03/01/26[2]	550,000	534,816
7.625%, due 03/01/26[3]	150,000	155,579
9.875%, due 08/01/27[2]	25,000	26,058
10.500%, due 06/01/30[2]	175,000	177,559
Carnival PLC
1.000%, due 10/28/29	725,000	467,945
Codere New Holdco SA
3.000%, due 11/30/27[3,4,7]	125,662	9,640

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Leisure time—(continued)
Deuce Finco PLC
5.500%, due 06/15/27[2]	125,000	$131,420
5.500%, due 06/15/27[3]	250,000	262,841
Life Time, Inc.
5.750%, due 01/15/26[2]	275,000	266,307
8.000%, due 04/15/26[2]	575,000	560,625
Lindblad Expeditions LLC
6.750%, due 02/15/27[2]	50,000	45,567
MajorDrive Holdings IV LLC
6.375%, due 06/01/29[2]	175,000	135,625
NCL Corp. Ltd.
5.875%, due 03/15/26[2]	425,000	381,437
5.875%, due 02/15/27[2]	50,000	46,023
7.750%, due 02/15/29[2]	50,000	43,639
8.125%, due 01/15/29[2]	25,000	24,425
NCL Finance Ltd.
6.125%, due 03/15/28[2]	100,000	83,624
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28	150,000	127,841
4.250%, due 07/01/26[2]	75,000	68,970
5.375%, due 07/15/27[2]	575,000	529,906
5.500%, due 08/31/26[2]	75,000	70,776
5.500%, due 04/01/28[2]	250,000	227,963
7.250%, due 01/15/30[2]	75,000	73,986
7.500%, due 10/15/27	100,000	98,496
11.625%, due 08/15/27[2]	50,000	54,228
Viking Cruises Ltd.
5.875%, due 09/15/27[2]	350,000	315,315
6.250%, due 05/15/25[2]	75,000	72,962
7.000%, due 02/15/29[2]	100,000	90,500
Viking Ocean Cruises Ship VII Ltd.
5.625%, due 02/15/29[2]	75,000	66,469
VOC Escrow Ltd.
5.000%, due 02/15/28[2]	150,000	134,763
		7,274,947
Lodging: 2.1%
Boyd Gaming Corp.
4.750%, due 12/01/27	25,000	22,750
4.750%, due 06/15/31[2]	200,000	165,980
Fortune Star BVI Ltd.
3.950%, due 10/02/26[3]	200,000	127,838
6.850%, due 07/02/24[3]	200,000	180,136
Full House Resorts, Inc.
8.250%, due 02/15/28[2]	175,000	147,355
Grupo Posadas SAB de CV
5.000%, due 12/30/27[3,6]	150,000	125,795
Hilton Domestic Operating Co., Inc.
3.625%, due 02/15/32[2]	125,000	98,809
3.750%, due 05/01/29[2]	75,000	64,560
4.000%, due 05/01/31[2]	350,000	289,858
4.875%, due 01/15/30	150,000	134,659
5.375%, due 05/01/25[2]	200,000	196,610
5.750%, due 05/01/28[2]	125,000	119,761

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Lodging—(continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, due 07/01/31[2]	200,000	$158,377
5.000%, due 06/01/29[2]	275,000	230,312
MGM China Holdings Ltd.
5.250%, due 06/18/25[3]	200,000	190,320
MGM Resorts International
4.750%, due 10/15/28	100,000	87,258
5.500%, due 04/15/27	75,000	69,971
6.750%, due 05/01/25	25,000	24,865
Sands China Ltd.
5.650%, due 08/08/28	200,000	184,450
Station Casinos LLC
4.500%, due 02/15/28[2]	25,000	21,591
4.625%, due 12/01/31[2]	50,000	39,478
Studio City Finance Ltd.
6.500%, due 01/15/28[3]	200,000	163,322
Travel & Leisure Co.
4.625%, due 03/01/30[2]	75,000	61,398
6.625%, due 07/31/26[2]	100,000	97,574
TVL Finance PLC
3 mo. EUR EURIBOR + 5.500%,
9.452%, due 04/28/28[2,6]	100,000	105,390
10.250%, due 04/28/28[2]	275,000	330,207
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250%, due 05/15/27[2]	250,000	230,942
Wynn Macau Ltd.
5.500%, due 10/01/27[3]	200,000	173,958
		3,843,524
Machinery-construction & mining: 0.1%
BWX Technologies, Inc.
4.125%, due 04/15/29[2]	75,000	64,125
Terex Corp.
5.000%, due 05/15/29[2]	150,000	131,302
		195,427
Machinery-diversified: 0.8%
Chart Industries, Inc.
7.500%, due 01/01/30[2]	150,000	147,298
9.500%, due 01/01/31[2]	125,000	128,746
Galapagos SA
5.375% 06/15/2021,
5.375%, due 06/15/21[3,10]	27,500	146
GrafTech Global Enterprises, Inc.
9.875%, due 12/15/28[2]	50,000	44,774
Husky III Holding Ltd.
13.000% Cash or 13.750% PIK,
13.000%, due 02/15/25[2,7]	100,000	96,250
JPW Industries Holding Corp.
9.000%, due 10/01/24[2]	25,000	24,500
OT Merger Corp.
7.875%, due 10/15/29[2]	50,000	29,750

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Machinery-diversified—(continued)
Selecta Group BV
3.500% Cash and 4.500% PIK,
8.000%, due 04/01/26[3]	18,946	$18,844
3.500% Cash or 4.500% PIK,
8.000%, due 04/01/26[2]	207,887	206,767
10.000%, due 07/01/26[2,7]	84,686	69,850
9.250% Cash or 10.000% PIK,
10.000%, due 07/01/26[3,7]	295,369	243,623
Titan Acquisition Ltd./Titan Co.-Borrower LLC
7.750%, due 04/15/26[2]	225,000	209,275
TK Elevator Midco GmbH
4.375%, due 07/15/27[3]	300,000	287,274
		1,507,097
Media: 5.4%
Altice Financing SA
3.000%, due 01/15/28[3]	400,000	343,184
4.250%, due 08/15/29[3]	275,000	229,654
5.000%, due 01/15/28[2]	200,000	162,653
AMC Networks, Inc.
4.250%, due 02/15/29	200,000	122,878
4.750%, due 08/01/25	25,000	22,770
Audacy Capital Corp.
6.750%, due 03/31/29[2]	75,000	938
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[2]	300,000	233,459
4.250%, due 01/15/34[2]	400,000	288,921
4.500%, due 05/01/32	225,000	172,237
4.500%, due 06/01/33[2]	550,000	410,281
4.750%, due 03/01/30[2]	250,000	206,231
4.750%, due 02/01/32[2]	675,000	526,878
5.000%, due 02/01/28[2]	200,000	179,587
5.375%, due 06/01/29[2]	50,000	43,764
6.375%, due 09/01/29[2]	250,000	228,800
7.375%, due 03/01/31[2]	150,000	141,753
CSC Holdings LLC
4.500%, due 11/15/31[2]	400,000	264,182
4.625%, due 12/01/30[2]	350,000	177,493
5.000%, due 11/15/31[2]	200,000	102,268
5.250%, due 06/01/24	150,000	140,253
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[2,10]	250,000	2,575
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875%, due 08/15/27[2]	400,000	350,494

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
DISH DBS Corp.
5.125%, due 06/01/29	225,000	$115,875
5.250%, due 12/01/26[2]	175,000	141,164
5.750%, due 12/01/28[2]	125,000	90,781
5.875%, due 11/15/24	75,000	68,814
7.375%, due 07/01/28	175,000	98,829
7.750%, due 07/01/26	125,000	83,759
DISH Network Corp.
11.750%, due 11/15/27[2]	400,000	396,224
GCI LLC
4.750%, due 10/15/28[2]	150,000	128,715
Gray Escrow II, Inc.
5.375%, due 11/15/31[2]	125,000	78,781
Gray Television, Inc.
4.750%, due 10/15/30[2]	300,000	192,341
iHeartCommunications, Inc.
4.750%, due 01/15/28[2]	50,000	35,349
5.250%, due 08/15/27[2]	150,000	109,941
6.375%, due 05/01/26	55,291	45,068
8.375%, due 05/01/27	75,000	45,976
McGraw-Hill Education, Inc.
8.000%, due 08/01/29[2]	125,000	102,995
Midcontinent Communications/Midcontinent Finance Corp.
5.375%, due 08/15/27[2]	125,000	113,438
News Corp.
3.875%, due 05/15/29[2]	225,000	192,596
5.125%, due 02/15/32[2]	200,000	172,710
Nexstar Media, Inc.
4.750%, due 11/01/28[2]	50,000	41,994
5.625%, due 07/15/27[2]	75,000	67,497
Scripps Escrow II, Inc.
5.375%, due 01/15/31[2]	50,000	31,046
Scripps Escrow, Inc.
5.875%, due 07/15/27[2]	75,000	56,063
Sinclair Television Group, Inc.
4.125%, due 12/01/30[2]	100,000	63,189
5.125%, due 02/15/27[2]	100,000	78,500
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]	200,000	179,354
3.875%, due 09/01/31[2]	350,000	263,616
4.000%, due 07/15/28[2]	225,000	191,347
5.000%, due 08/01/27[2]	75,000	68,768
5.500%, due 07/01/29[2]	175,000	155,063
Summer BidCo BV
9.000% Cash or 9.750% PIK,
9.000%, due 11/15/25[2,7]	177,664	182,722
TEGNA, Inc.
4.625%, due 03/15/28	150,000	129,375
5.000%, due 09/15/29	25,000	20,938
Univision Communications, Inc.
4.500%, due 05/01/29[2]	475,000	377,584
5.125%, due 02/15/25[2]	36,000	35,153
6.625%, due 06/01/27[2]	100,000	91,340
7.375%, due 06/30/30[2]	150,000	132,076
8.000%, due 08/15/28[2]	25,000	23,608

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Media—(continued)
UPC Broadband Finco BV
4.875%, due 07/15/31[2]	400,000	$319,368
Videotron Ltd.
3.625%, due 06/15/29[2]	100,000	84,280
Virgin Media Finance PLC
5.000%, due 07/15/30[2]	200,000	157,237
Virgin Media Secured Finance PLC
4.125%, due 08/15/30[3]	200,000	192,800
Virgin Media Vendor Financing Notes III DAC
4.875%, due 07/15/28[3]	100,000	101,624
VZ Vendor Financing II BV
2.875%, due 01/15/29[2]	300,000	241,926
Ziggo Bond Co. BV
6.000%, due 01/15/27[2]	200,000	183,234
		10,034,311
Metal fabricate/hardware: 0.2%
Advanced Drainage Systems, Inc.
5.000%, due 09/30/27[2]	75,000	69,938
Park-Ohio Industries, Inc.
6.625%, due 04/15/27	175,000	151,812
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29[2]	75,000	63,601
		285,351
Mining: 1.7%
Alcoa Nederland Holding BV
4.125%, due 03/31/29[2]	200,000	174,186
Arsenal AIC Parent LLC
8.000%, due 10/01/30[2]	150,000	148,125
China Hongqiao Group Ltd.
6.250%, due 06/08/24[3]	200,000	195,720
Coeur Mining, Inc.
5.125%, due 02/15/29[2]	100,000	83,250
Compass Minerals International, Inc.
6.750%, due 12/01/27[2]	25,000	23,549
Constellium SE
3.125%, due 07/15/29[2]	275,000	239,731
Eramet SA
7.000%, due 05/22/28[3]	100,000	99,976
First Quantum Minerals Ltd.
6.875%, due 10/15/27[2]	200,000	168,500
7.500%, due 04/01/25[3]	296,000	276,049
8.625%, due 06/01/31[2]	400,000	337,000
FMG Resources August 2006 Pty. Ltd.
4.375%, due 04/01/31[2]	275,000	221,628
5.875%, due 04/15/30[2]	150,000	134,610
6.125%, due 04/15/32[2]	125,000	110,329
IAMGOLD Corp.
5.750%, due 10/15/28[2]	100,000	77,625
Kaiser Aluminum Corp.
4.625%, due 03/01/28[2]	125,000	104,158
Novelis Corp.
3.250%, due 11/15/26[2]	100,000	89,014
3.875%, due 08/15/31[2]	50,000	39,050
4.750%, due 01/30/30[2]	50,000	42,424

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Mining—(continued)
Novelis Sheet Ingot GmbH
3.375%, due 04/15/29[3]	100,000	$90,038
Taseko Mines Ltd.
7.000%, due 02/15/26[2]	100,000	90,710
Vedanta Resources Finance II PLC
13.875%, due 01/21/24[2]	200,000	178,070
WE Soda Investments Holding PLC
9.500%, due 10/06/28[2]	200,000	199,650
		3,123,392
Miscellaneous manufacturers: 0.2%
FXI Holdings, Inc.
12.250%, due 11/15/26[2]	234,000	193,706
12.250%, due 11/15/26[2]	94,000	78,020
LSB Industries, Inc.
6.250%, due 10/15/28[2]	25,000	22,178
Trinity Industries, Inc.
7.750%, due 07/15/28[2]	125,000	123,438
		417,342
Office & business equipment: 0.1%
CDW LLC/CDW Finance Corp.
3.250%, due 02/15/29	75,000	63,320
4.125%, due 05/01/25	25,000	24,121
Xerox Holdings Corp.
5.000%, due 08/15/25[2]	150,000	137,991
		225,432
Oil & gas: 8.7%
Aethon United BR LP/Aethon United Finance Corp.
8.250%, due 02/15/26[2]	100,000	99,334
Antero Resources Corp.
7.625%, due 02/01/29[2]	49,000	49,612
Apache Corp.
7.375%, due 08/15/47	100,000	90,310
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.250%, due 12/31/28[2]	25,000	24,824
9.000%, due 11/01/27[2]	150,000	189,375
Athabasca Oil Corp.
9.750%, due 11/01/26[2]	108,000	111,311
Baytex Energy Corp.
8.500%, due 04/30/30[2]	150,000	148,567
Callon Petroleum Co.
6.375%, due 07/01/26	25,000	24,415
7.500%, due 06/15/30[2]	75,000	72,642
Chesapeake Energy Corp.
5.500%, due 02/01/26[2]	50,000	48,539
6.750%, due 04/15/29[2]	175,000	171,230
Chord Energy Corp.
6.375%, due 06/01/26[2]	75,000	73,630
CITGO Petroleum Corp.
7.000%, due 06/15/25[2]	150,000	147,394
Civitas Resources, Inc.
5.000%, due 10/15/26[2]	175,000	163,742
8.375%, due 07/01/28[2]	50,000	50,308
8.625%, due 11/01/30[2]	50,000	50,891
8.750%, due 07/01/31[2]	25,000	25,232
CNX Resources Corp.
6.000%, due 01/15/29[2]	125,000	114,620
7.250%, due 03/14/27[2]	125,000	123,015
7.375%, due 01/15/31[2]	25,000	23,887

PACE High Yield Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Comstock Resources, Inc.
5.875%, due 01/15/30[2]	125,000	$106,876
6.750%, due 03/01/29[2]	125,000	113,753
Crescent Energy Finance LLC
9.250%, due 02/15/28[2]	50,000	50,358
CrownRock LP/CrownRock Finance, Inc.
5.000%, due 05/01/29[2]	25,000	23,580
Diamond Foreign Asset Co./Diamond Finance LLC
8.500%, due 10/01/30[2]	25,000	24,368
Ecopetrol SA
5.875%, due 05/28/45	300,000	194,160
8.625%, due 01/19/29	200,000	199,100
8.875%, due 01/13/33	200,000	191,200
Energian Israel Finance Ltd.
4.875%, due 03/30/26[3]	300,000	263,073
5.875%, due 03/30/31[3]	75,000	59,531
Geopark Ltd.
5.500%, due 01/17/27[2]	500,000	418,625
Global Marine, Inc.
7.000%, due 06/01/28	125,000	104,687
Gulfport Energy Corp.
2.000%, due 10/15/24[10]	50,000	31
3.000%, due 05/15/25[10]	100,000	62
3.000%, due 01/15/26[10]	175,000	109
8.000%, due 05/17/26[2]	170,052	169,760
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000%, due 04/15/30[2]	100,000	88,778
6.000%, due 02/01/31[2]	175,000	153,295
6.250%, due 11/01/28[2]	75,000	70,121
Ithaca Energy North Sea PLC
9.000%, due 07/15/26[2]	200,000	192,006
KazMunayGas National Co. JSC
3.500%, due 04/14/33[2]	200,000	145,500
4.750%, due 04/19/27[3]	250,000	233,000
Leviathan Bond Ltd.
6.125%, due 06/30/25[3]	75,000	68,906
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.000%, due 08/01/26[2]	175,000	168,000
Matador Resources Co.
5.875%, due 09/15/26	100,000	96,359
6.875%, due 04/15/28[2]	75,000	73,498
MC Brazil Downstream Trading SARL
7.250%, due 06/30/31[3]	193,250	137,498
Medco Laurel Tree Pte. Ltd.
6.950%, due 11/12/28[2]	400,000	370,480
Moss Creek Resources Holdings, Inc.
7.500%, due 01/15/26[2]	150,000	143,281
10.500%, due 05/15/27[2]	75,000	74,152
Murphy Oil Corp.
6.375%, due 07/15/28	200,000	193,693

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Nabors Industries Ltd.
7.250%, due 01/15/26[2]	50,000	$46,974
7.500%, due 01/15/28[2]	100,000	88,320
Nabors Industries, Inc.
5.750%, due 02/01/25	225,000	218,250
Noble Finance II LLC
8.000%, due 04/15/30[2]	50,000	49,969
Northern Oil & Gas, Inc.
8.125%, due 03/01/28[2]	275,000	271,571
8.750%, due 06/15/31[2]	125,000	124,369
Parkland Corp.
4.500%, due 10/01/29[2]	250,000	215,025
4.625%, due 05/01/30[2]	100,000	85,250
5.875%, due 07/15/27[2]	150,000	143,618
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28	275,000	252,808
7.875%, due 09/15/30[2]	125,000	120,626
Permian Resources Operating LLC
5.375%, due 01/15/26[2]	150,000	144,012
5.875%, due 07/01/29[2]	150,000	139,610
7.000%, due 01/15/32[2]	200,000	193,879
Petrobras Global Finance BV
5.093%, due 01/15/30	250,000	229,377
5.299%, due 01/27/25	150,000	147,388
6.850%, due 06/05/15	200,000	167,970
6.900%, due 03/19/49	325,000	292,477
Petroleos Mexicanos
2.750%, due 04/21/27[3]	475,000	388,995
3.750%, due 04/16/26[3]	100,000	91,439
4.750%, due 02/26/29[3]	275,000	219,569
5.950%, due 01/28/31	300,000	212,400
6.500%, due 03/13/27	250,000	219,579
6.500%, due 06/02/41	1,250,000	731,687
6.625%, due 06/15/35	477,000	313,627
6.700%, due 02/16/32	700,000	511,000
6.750%, due 09/21/47	479,000	271,114
6.875%, due 10/16/25	700,000	671,300
6.950%, due 01/28/60	250,000	141,562
7.690%, due 01/23/50	950,000	586,625
10.000%, due 02/07/33	100,000	88,425
Precision Drilling Corp.
6.875%, due 01/15/29[2]	100,000	92,590
7.125%, due 01/15/26[2]	100,000	98,527
Range Resources Corp.
8.250%, due 01/15/29	150,000	153,186
Rockcliff Energy II LLC
5.500%, due 10/15/29[2]	25,000	22,565
Sanchez Energy Corp.
6.125%, due 01/15/23	325,000	21,938
7.750%, due 06/15/21[10]	475,000	32,063
Shelf Drilling North Sea Holdings Ltd.
10.250%, due 10/31/25[2]	49,000	49,000

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
SM Energy Co.
5.625%, due 06/01/25	50,000	$48,670
6.750%, due 09/15/26	100,000	98,221
Southwestern Energy Co.
4.750%, due 02/01/32	75,000	64,499
5.375%, due 02/01/29	50,000	46,189
5.375%, due 03/15/30	25,000	22,931
5.700%, due 01/23/25	34,000	33,591
8.375%, due 09/15/28	50,000	51,627
Sunoco LP/Sunoco Finance Corp.
4.500%, due 04/30/30	100,000	85,412
6.000%, due 04/15/27	150,000	144,434
7.000%, due 09/15/28[2]	75,000	72,991
Talos Production, Inc.
12.000%, due 01/15/26	75,000	77,926
Teine Energy Ltd.
6.875%, due 04/15/29[2]	125,000	115,781
Transocean Aquila Ltd.
8.000%, due 09/30/28[2]	50,000	49,268
Transocean Titan Financing Ltd.
8.375%, due 02/01/28[2]	50,000	50,203
Transocean, Inc.
6.800%, due 03/15/38	125,000	89,225
7.250%, due 11/01/25[2]	100,000	97,577
7.500%, due 01/15/26[2]	50,000	47,893
7.500%, due 04/15/31	100,000	80,800
8.000%, due 02/01/27[2]	75,000	70,398
8.750%, due 02/15/30[2]	23,750	23,680
9.350%, due 12/15/41	125,000	102,250
11.500%, due 01/30/27[2]	118,000	122,794
Tullow Oil PLC
10.250%, due 05/15/26[3]	200,000	171,375
Valaris Ltd.
8.375%, due 04/30/30[2]	25,000	24,531
Vermilion Energy, Inc.
6.875%, due 05/01/30[2]	125,000	116,610
Vital Energy, Inc.
7.750%, due 07/31/29[2]	100,000	90,546
9.750%, due 10/15/30	25,000	24,501
10.125%, due 01/15/28	50,000	50,132
YPF SA
8.500%, due 03/23/25[3]	75,000	68,849
9.000%, due 02/12/26[3]	234,616	226,990
		16,149,296
Oil & gas services: 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[2]	175,000	162,531
6.875%, due 04/01/27[2]	75,000	72,102
Bristow Group, Inc.
6.875%, due 03/01/28[2]	125,000	115,781

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas services—(continued)
Enerflex Ltd.
9.000%, due 10/15/27[2]	100,000	$91,000
Nine Energy Service, Inc.
13.000%, due 02/01/28	150,000	132,750
Oceaneering International, Inc.
6.000%, due 02/01/28[2]	25,000	22,938
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	100,000	97,110
6.875%, due 09/01/27	75,000	71,858
Weatherford International Ltd.
8.625%, due 04/30/30[2]	475,000	479,978
		1,246,048
Packaging & containers: 1.8%
ARD Finance SA
5.000% Cash or 5.750% PIK,
5.000%, due 06/30/27[3,7]	375,000	230,137
6.500% Cash or 7.250% PIK,
6.500%, due 06/30/27[2,7]	400,000	232,872
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.000%, due 09/01/29[3]	175,000	136,102
6.000%, due 06/15/27[2]	200,000	189,004
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 08/15/27[2]	200,000	145,376
Ball Corp.
3.125%, due 09/15/31	125,000	96,766
6.000%, due 06/15/29	150,000	143,825
6.875%, due 03/15/28	125,000	124,630
Berry Global, Inc.
4.500%, due 02/15/26[2]	50,000	47,099
4.875%, due 07/15/26[2]	50,000	47,709
5.625%, due 07/15/27[2]	75,000	71,589
Clydesdale Acquisition Holdings, Inc.
6.625%, due 04/15/29[2]	25,000	22,710
Crown Americas LLC
5.250%, due 04/01/30	25,000	22,594
Crown Americas LLC/Crown Americas Capital Corp. VI
4.750%, due 02/01/26	50,000	48,081
Crown Cork & Seal Co., Inc.
7.375%, due 12/15/26	75,000	76,129
Graphic Packaging International LLC
2.625%, due 02/01/29[3]	125,000	113,096
Guala Closures SpA
3.250%, due 06/15/28[3]	250,000	227,464
Intelligent Packaging Holdco Issuer LP
9.000% Cash or 9.7500% PIK,
9.000%, due 01/15/26[2,7]	75,000	62,803
Kleopatra Finco SARL
4.250%, due 03/01/26[3]	100,000	87,343

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Kleopatra Holdings 2 SCA
6.500%, due 09/01/26[3]	250,000	$152,552
LABL, Inc.
10.500%, due 07/15/27[2]	50,000	43,285
Mauser Packaging Solutions Holding Co.
9.250%, due 04/15/27[2]	75,000	62,461
OI European Group BV
4.750%, due 02/15/30[2]	225,000	191,455
6.250%, due 05/15/28[3]	125,000	130,627
Owens-Brockway Glass Container, Inc.
6.375%, due 08/15/25[2]	25,000	24,391
6.625%, due 05/13/27[2]	163,000	154,850
7.250%, due 05/15/31[2]	75,000	68,625
Sealed Air Corp.
4.000%, due 12/01/27[2]	181,000	159,105
5.000%, due 04/15/29[2]	75,000	66,513
Sealed Air Corp./Sealed Air Corp. U.S.
6.125%, due 02/01/28[2]	25,000	23,795
Trident TPI Holdings, Inc.
12.750%, due 12/31/28[2]	25,000	25,547
TriMas Corp.
4.125%, due 04/15/29[2]	150,000	124,580
		3,353,115
Pharmaceuticals: 2.7%
Bausch Health Americas, Inc.
8.500%, due 01/31/27[2]	325,000	145,437
9.250%, due 04/01/26[2]	25,000	21,909
Bausch Health Cos., Inc.
5.000%, due 01/30/28[2]	75,000	27,521
5.250%, due 01/30/30[2]	125,000	43,281
5.250%, due 02/15/31[2]	125,000	43,750
5.500%, due 11/01/25[2]	25,000	21,562
5.750%, due 08/15/27[2]	50,000	26,000
6.125%, due 02/01/27[2]	100,000	55,784
7.000%, due 01/15/28[2]	75,000	30,753
7.250%, due 05/30/29[2]	125,000	46,875
9.000%, due 12/15/25[2]	175,000	151,795
BellRing Brands, Inc.
7.000%, due 03/15/30[2]	175,000	169,969
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
0.000%, due 07/31/27[2,10]	215,000	15,446
0.000%, due 06/30/28[2,10]	129,000	9,675
Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc.
0.000%, due 04/01/29[2,10]	125,000	82,500
Grifols SA
1.625%, due 02/15/25[3]	200,000	202,944
3.200%, due 05/01/25[3]	100,000	101,313
Gruenenthal GmbH
3.625%, due 11/15/26[3]	100,000	100,255
6.750%, due 05/15/30[2]	100,000	106,974
6.750%, due 05/15/30[3]	100,000	106,974
Health & Happiness H&H International Holdings Ltd.
13.500%, due 06/26/26[3]	200,000	189,646

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[2]	200,000	$188,213
HLF Financing SARL LLC/Herbalife International, Inc.
4.875%, due 06/01/29[2]	25,000	17,063
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.000%, due 04/15/25[2,10]	50,000	38,250
10.000%, due 06/15/29[2,10]	61,141	3,934
Nidda Healthcare Holding GmbH
7.500%, due 08/21/26[3]	250,000	265,163
Organon & Co./Organon Foreign Debt Co.-Issuer BV
2.875%, due 04/30/28[2]	105,000	95,902
4.125%, due 04/30/28[2]	200,000	172,752
5.125%, due 04/30/31[2]	200,000	156,183
Owens & Minor, Inc.
4.500%, due 03/31/29[2]	125,000	100,293
6.625%, due 04/01/30[2]	100,000	87,385
P&L Development LLC/PLD Finance Corp.
7.750%, due 11/15/25[2]	125,000	83,962
Par Pharmaceutical, Inc.
0.000%, due 04/01/27[2,10]	198,000	134,266
Prestige Brands, Inc.
3.750%, due 04/01/31[2]	25,000	19,856
5.125%, due 01/15/28[2]	100,000	92,197
Teva Pharmaceutical Finance Netherlands II BV
4.375%, due 05/09/30	125,000	112,348
4.500%, due 03/01/25	450,000	464,808
7.375%, due 09/15/29	250,000	266,826
Teva Pharmaceutical Finance Netherlands III BV
3.150%, due 10/01/26	200,000	174,618
4.100%, due 10/01/46	200,000	118,324
4.750%, due 05/09/27	200,000	180,000
6.000%, due 04/15/24	485,000	481,484
		4,954,190
Pipelines: 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375%, due 06/15/29[2]	25,000	22,701
5.750%, due 03/01/27[2]	150,000	143,366
7.875%, due 05/15/26[2]	125,000	125,882
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.625%, due 12/15/25[2]	125,000	125,178
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500%, due 06/15/31[2]	250,000	217,438
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 02/01/29[2]	100,000	96,750
7.375%, due 02/01/31[2]	75,000	75,601

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	75,000	$73,752
7.125%, due 06/01/28[2]	100,000	91,000
DT Midstream, Inc.
4.375%, due 06/15/31[2]	75,000	62,285
EnLink Midstream LLC
5.375%, due 06/01/29	150,000	137,245
5.625%, due 01/15/28[2]	25,000	23,573
6.500%, due 09/01/30[2]	50,000	47,993
EnLink Midstream Partners LP
4.850%, due 07/15/26	125,000	117,502
5.050%, due 04/01/45	75,000	53,767
5.450%, due 06/01/47	125,000	93,964
5.600%, due 04/01/44	150,000	117,938
EQM Midstream Partners LP
4.500%, due 01/15/29[2]	200,000	175,383
4.750%, due 01/15/31[2]	300,000	252,601
5.500%, due 07/15/28	100,000	93,326
6.500%, due 07/01/27[2]	25,000	24,300
6.500%, due 07/15/48	25,000	21,139
7.500%, due 06/01/27[2]	75,000	74,279
7.500%, due 06/01/30[2]	75,000	73,585
Galaxy Pipeline Assets Bidco Ltd.
1.750%, due 09/30/27[3]	129,320	118,530
Genesis Energy LP/Genesis Energy Finance Corp.
6.500%, due 10/01/25	25,000	24,424
7.750%, due 02/01/28	25,000	23,540
8.000%, due 01/15/27	50,000	48,013
8.875%, due 04/15/30	50,000	48,335
Harvest Midstream I LP
7.500%, due 09/01/28[2]	200,000	189,511
Hess Midstream Operations LP
5.125%, due 06/15/28[2]	225,000	207,756
5.500%, due 10/15/30[2]	50,000	45,390
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[2]	150,000	138,853
6.375%, due 04/15/27[2]	125,000	121,011
Howard Midstream Energy Partners LLC
6.750%, due 01/15/27[2]	100,000	94,510
8.875%, due 07/15/28[2]	100,000	100,533
ITT Holdings LLC
6.500%, due 08/01/29[2]	150,000	125,438
Kinetik Holdings LP
5.875%, due 06/15/30[2]	125,000	114,694
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.500%, due 02/15/28[2]	125,000	121,879
New Fortress Energy, Inc.
6.500%, due 09/30/26[2]	25,000	22,392

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500%, due 02/01/26[2]	275,000	$268,450
NuStar Logistics LP
6.375%, due 10/01/30	125,000	115,625
Plains All American Pipeline LP
Series B,
3 mo. USD Term SOFR + 4.372%,
9.736%, due 12/01/23[6,8]	250,000	234,928
Rockies Express Pipeline LLC
3.600%, due 05/15/25[2]	25,000	23,657
4.800%, due 05/15/30[2]	50,000	42,033
4.950%, due 07/15/29[2]	25,000	22,033
6.875%, due 04/15/40[2]	100,000	83,231
7.500%, due 07/15/38[2]	25,000	23,109
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000%, due 12/31/30[2]	125,000	105,229
6.000%, due 09/01/31[2]	100,000	84,147
7.500%, due 10/01/25[2]	75,000	73,886
Transportadora de Gas del Sur SA
6.750%, due 05/02/25[2]	600,000	550,275
Venture Global Calcasieu Pass LLC
3.875%, due 11/01/33[2]	225,000	170,021
4.125%, due 08/15/31[2]	25,000	20,100
6.250%, due 01/15/30[2]	100,000	94,336
Venture Global LNG, Inc.
8.125%, due 06/01/28[2]	300,000	291,246
8.375%, due 06/01/31[2]	225,000	214,707
9.500%, due 02/01/29[2]	200,000	203,188
9.875%, due 02/01/32[2]	225,000	228,147
Western Midstream Operating LP
4.500%, due 03/01/28	25,000	23,086
4.750%, due 08/15/28	100,000	93,023
5.300%, due 03/01/48	100,000	74,705
5.450%, due 04/01/44	10,000	7,696
5.500%, due 08/15/48	75,000	56,867
		6,989,082
Real estate: 1.3%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.000%, due 04/15/30[2]	94,400	77,703
Canary Wharf Group Investment Holdings PLC
2.625%, due 04/23/25[3]	100,000	106,952
Greystar Real Estate Partners LLC
7.750%, due 09/01/30[2]	75,000	73,688
Howard Hughes Corp.
4.125%, due 02/01/29[2]	125,000	100,313
4.375%, due 02/01/31[2]	25,000	19,030
5.375%, due 08/01/28[2]	250,000	219,778
Kennedy-Wilson, Inc.
4.750%, due 02/01/30	50,000	36,500
New Metro Global Ltd.
4.800%, due 12/15/24[3]	200,000	61,240

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate—(continued)
Pakuwon Jati Tbk. PT
4.875%, due 04/29/28[3]	200,000	$175,846
Peach Property Finance GmbH
4.375%, due 11/15/25[3]	200,000	167,180
PHM Group Holding OYJ
4.750%, due 06/18/26[3]	250,000	234,263
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.750%, due 01/15/29[2]	75,000	47,264
Ronshine China Holdings Ltd.,[10]
8.100%, due 06/09/23[3]	50,000	1,500
Samhallsbyggnadsbolaget i Norden AB
2.250%, due 08/12/27[3]	125,000	84,554
2.375%, due 09/04/26[3]	100,000	76,015
Signa Development Finance SCS
5.500%, due 07/23/26[3]	300,000	180,300
5.500%, due 07/23/26[2]	200,000	120,200
Theta Capital Pte. Ltd.
8.125%, due 01/22/25[3]	200,000	163,026
Vivion Investments SARL
3.000%, due 08/08/24[3]	100,000	96,816
7.900%, due 02/28/29[3]	270,000	212,397
Yanlord Land HK Co. Ltd.
5.125%, due 05/20/26[3]	400,000	198,832
		2,453,397
Real estate investment trusts: 2.3%
Blackstone Mortgage Trust, Inc.
3.750%, due 01/15/27[2]	225,000	187,095
Diversified Healthcare Trust
9.750%, due 06/15/25	50,000	48,503
HAT Holdings I LLC/HAT Holdings II LLC
3.750%, due 09/15/30[2]	25,000	17,945
6.000%, due 04/15/25[2]	50,000	48,585
Iron Mountain Information Management Services, Inc.
5.000%, due 07/15/32[2]	375,000	306,847
Iron Mountain U.K. PLC
3.875%, due 11/15/25[2]	100,000	114,371
Iron Mountain, Inc.
4.500%, due 02/15/31[2]	225,000	184,046
4.875%, due 09/15/27[2]	125,000	114,266
4.875%, due 09/15/29[2]	75,000	65,330
5.000%, due 07/15/28[2]	50,000	44,744
5.250%, due 07/15/30[2]	200,000	173,615
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[2]	25,000	21,840
4.750%, due 06/15/29[2]	50,000	40,200

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
MPT Operating Partnership LP/MPT Finance Corp.
2.500%, due 03/24/26	250,000	$238,532
3.375%, due 04/24/30	250,000	182,165
3.500%, due 03/15/31	250,000	151,563
4.625%, due 08/01/29	50,000	34,617
5.000%, due 10/15/27	150,000	115,807
5.250%, due 08/01/26	25,000	21,525
Office Properties Income Trust
4.250%, due 05/15/24	25,000	23,395
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875%, due 05/15/29[2]	125,000	104,324
5.875%, due 10/01/28[2]	50,000	45,010
7.500%, due 06/01/25[2]	150,000	148,470
RHP Hotel Properties LP/RHP Finance Corp.
4.500%, due 02/15/29[2]	100,000	85,119
7.250%, due 07/15/28[2]	50,000	48,468
RLJ Lodging Trust LP
3.750%, due 07/01/26[2]	200,000	179,991
4.000%, due 09/15/29[2]	200,000	163,000
SBA Communications Corp.
3.875%, due 02/15/27	50,000	45,535
Service Properties Trust
4.350%, due 10/01/24	125,000	119,822
4.375%, due 02/15/30	50,000	34,496
4.750%, due 10/01/26	125,000	106,285
4.950%, due 02/15/27	50,000	41,633
4.950%, due 10/01/29	75,000	54,082
5.250%, due 02/15/26	150,000	134,152
7.500%, due 09/15/25	25,000	24,289
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750%, due 04/15/28[2]	125,000	101,022
6.500%, due 02/15/29[2]	75,000	48,706
10.500%, due 02/15/28[2]	250,000	240,738
VICI Properties LP/VICI Note Co., Inc.
4.125%, due 08/15/30[2]	125,000	103,119
4.625%, due 12/01/29[2]	200,000	172,992
XHR LP
4.875%, due 06/01/29[2]	75,000	63,455
6.375%, due 08/15/25[2]	125,000	121,250
		4,320,949
Retail: 4.5%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[2]	25,000	22,320
4.000%, due 10/15/30[2]	500,000	409,511
4.375%, due 01/15/28[2]	50,000	45,019
Abercrombie & Fitch Management Co.
8.750%, due 07/15/25[2]	125,000	126,605
Alsea SAB de CV
7.750%, due 12/14/26[2]	300,000	296,887

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Retail—(continued)
Arcos Dorados Holdings, Inc.
5.875%, due 04/04/27[3]	200,000	$188,640
Arko Corp.
5.125%, due 11/15/29[2]	50,000	40,540
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	15,000	13,291
4.625%, due 11/15/29[2]	50,000	42,295
4.750%, due 03/01/30	25,000	21,215
5.000%, due 02/15/32[2]	25,000	20,277
B&M European Value Retail SA
3.625%, due 07/15/25[3]	150,000	175,253
Bath & Body Works, Inc.
6.625%, due 10/01/30[2]	175,000	162,014
6.750%, due 07/01/36	375,000	323,465
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK,
7.750%, due 04/01/27[2,7]	100,000	84,820
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[2]	125,000	104,937
4.500%, due 11/15/26[2]	75,000	69,891
6.500%, due 08/01/30[2]	100,000	95,485
Carrols Restaurant Group, Inc.
5.875%, due 07/01/29[2]	125,000	101,443
CEC Entertainment LLC
6.750%, due 05/01/26[2]	50,000	46,697
Douglas GmbH
6.000%, due 04/08/26[3]	250,000	251,607
eG Global Finance PLC
6.250%, due 10/30/25[3]	92,471	95,887
6.750%, due 02/07/25[2]	200,000	197,880
Evergreen Acqco 1 LP/TVI, Inc.
9.750%, due 04/26/28[2]	45,000	45,412
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, due 04/01/26[2]	200,000	187,196
5.875%, due 04/01/29[2]	225,000	198,561
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750%, due 01/15/30[2]	175,000	139,081
FirstCash, Inc.
4.625%, due 09/01/28[2]	125,000	109,638
5.625%, due 01/01/30[2]	75,000	66,763
Foundation Building Materials, Inc.
6.000%, due 03/01/29[2]	100,000	82,489
Gap, Inc.
3.625%, due 10/01/29[2]	25,000	19,101
3.875%, due 10/01/31[2]	25,000	17,953
Grupo Unicomer Co. Ltd.
7.875%, due 04/01/24[3]	600,000	588,642
IRB Holding Corp.
7.000%, due 06/15/25[2]	50,000	49,626
Ken Garff Automotive LLC
4.875%, due 09/15/28[2]	75,000	63,428

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Retail—(continued)
Kirk Beauty SUN GmbH
8.250% Cash or 9.000% PIK,
8.250%, due 10/01/26[3,7]	213,702	$208,029
Kohl's Corp.
4.625%, due 05/01/31	25,000	17,095
5.550%, due 07/17/45	25,000	14,500
LBM Acquisition LLC
6.250%, due 01/15/29[2]	150,000	118,500
LCM Investments Holdings II LLC
4.875%, due 05/01/29[2]	200,000	167,596
8.250%, due 08/01/31[2]	50,000	47,569
Lithia Motors, Inc.
3.875%, due 06/01/29[2]	200,000	165,420
4.625%, due 12/15/27[2]	150,000	135,324
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.750%, due 02/15/26[2]	25,000	22,564
Macy's Retail Holdings LLC
4.500%, due 12/15/34	50,000	33,500
5.125%, due 01/15/42	150,000	92,385
5.875%, due 04/01/29[2]	100,000	88,160
5.875%, due 03/15/30[2]	25,000	21,150
6.375%, due 03/15/37	75,000	55,755
Marks & Spencer PLC
4.500%, due 07/10/27[3]	125,000	140,340
Maxeda DIY Holding BV
5.875%, due 10/01/26[3]	200,000	151,308
Michaels Cos., Inc.
7.875%, due 05/01/29[2]	75,000	41,812
Murphy Oil USA, Inc.
4.750%, due 09/15/29	75,000	66,403
5.625%, due 05/01/27	25,000	24,164
Nordstrom, Inc.
4.375%, due 04/01/30	50,000	38,811
Patrick Industries, Inc.
4.750%, due 05/01/29[2]	100,000	81,148
7.500%, due 10/15/27[2]	125,000	119,062
Punch Finance PLC
6.125%, due 06/30/26[2]	125,000	130,281
6.125%, due 06/30/26[3]	200,000	208,450
QVC, Inc.
4.450%, due 02/15/25	100,000	86,133
Rite Aid Corp.
8.000%, due 11/15/26[2,10]	103,000	70,798
Sizzling Platter LLC/Sizzling Platter Finance Corp.
8.500%, due 11/28/25[2]	250,000	248,531
Sonic Automotive, Inc.
4.625%, due 11/15/29[2]	75,000	62,434
4.875%, due 11/15/31[2]	75,000	59,725
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375%, due 09/30/26[2]	75,000	69,775
Staples, Inc.
7.500%, due 04/15/26[2]	275,000	224,316
10.750%, due 04/15/27[2]	250,000	137,712

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Retail—(continued)
Stonegate Pub Co. Financing 2019 PLC
8.000%, due 07/13/25[3]	325,000	$359,469
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 06/01/31[2]	75,000	62,123
Superior Plus LP/Superior General Partner, Inc.
4.500%, due 03/15/29[2]	125,000	106,616
Victoria's Secret & Co.
4.625%, due 07/15/29[2]	50,000	36,757
Yum! Brands, Inc.
4.750%, due 01/15/30[2]	25,000	22,255
5.375%, due 04/01/32	225,000	202,255
		8,442,094
Savings & loans: 0.0%†
Washington Mutual, Inc.
0.000%, due 09/21/49[4,10,11]	500,000	2,500

Semiconductors: 0.2%
Amkor Technology, Inc.
6.625%, due 09/15/27[2]	50,000	48,666
ON Semiconductor Corp.
3.875%, due 09/01/28[2]	175,000	150,339
Synaptics, Inc.
4.000%, due 06/15/29[2]	125,000	103,125
		302,130
Software: 1.8%
AthenaHealth Group, Inc.
6.500%, due 02/15/30[2]	250,000	204,311
Boxer Parent Co., Inc.
6.500%, due 10/02/25[3]	200,000	208,726
6.500%, due 10/02/25[2]	150,000	156,544
7.125%, due 10/02/25[2]	75,000	73,984
Camelot Finance SA
4.500%, due 11/01/26[2]	100,000	92,439
Castle U.S. Holding Corp.
9.500%, due 02/15/28[2]	225,000	117,563
Cloud Software Group, Inc.
6.500%, due 03/31/29[2]	375,000	329,230
9.000%, due 09/30/29[2]	500,000	425,792
Dun & Bradstreet Corp.
5.000%, due 12/15/29[2]	50,000	43,015
Elastic NV
4.125%, due 07/15/29[2]	75,000	63,207
Fair Isaac Corp.
4.000%, due 06/15/28[2]	75,000	66,787
MSCI, Inc.
3.250%, due 08/15/33[2]	50,000	36,994
3.625%, due 09/01/30[2]	50,000	41,374
3.625%, due 11/01/31[2]	150,000	119,087
4.000%, due 11/15/29[2]	225,000	193,689
Open Text Corp.
3.875%, due 02/15/28[2]	100,000	86,907
3.875%, due 12/01/29[2]	150,000	122,667
6.900%, due 12/01/27[2]	50,000	49,752

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Software—(continued)
Open Text Holdings, Inc.
4.125%, due 02/15/30[2]	125,000	$103,575
4.125%, due 12/01/31[2]	275,000	216,018
Playtika Holding Corp.
4.250%, due 03/15/29[2]	125,000	100,843
Rocket Software, Inc.
6.500%, due 02/15/29[2]	25,000	20,392
SS&C Technologies, Inc.
5.500%, due 09/30/27[2]	250,000	234,568
Twilio, Inc.
3.875%, due 03/15/31	100,000	79,824
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500%, due 09/01/25[2]	125,000	102,328
		3,289,616
Telecommunications: 4.9%
Altice France Holding SA
6.000%, due 02/15/28[2]	400,000	175,422
8.000%, due 05/15/27[3]	375,000	213,224
10.500%, due 05/15/27[2]	400,000	217,640
Altice France SA
3.375%, due 01/15/28[3]	500,000	380,725
4.125%, due 01/15/29[3]	100,000	75,654
5.125%, due 07/15/29[2]	375,000	256,748
5.500%, due 10/15/29[2]	200,000	137,580
Ciena Corp.
4.000%, due 01/31/30[2]	50,000	41,662
CommScope Technologies LLC
6.000%, due 06/15/25[2]	86,000	51,600
CommScope, Inc.
6.000%, due 03/01/26[2]	75,000	62,999
7.125%, due 07/01/28[2]	75,000	28,125
8.250%, due 03/01/27[2]	25,000	10,375
Digicel Group Holdings Ltd.
7.000%, due 11/16/23[2,7,8]	48,300	3,381
5.000% Cash or 3.000% PIK,
8.000%, due 04/01/25[2,10]	82,293	13,990
eircom Finance DAC
3.500%, due 05/15/26[3]	225,000	221,693
Embarq Corp.
7.995%, due 06/01/36	125,000	68,125
Frontier Communications Holdings LLC
5.000%, due 05/01/28[2]	150,000	129,509
5.875%, due 10/15/27[2]	75,000	68,375
5.875%, due 11/01/29	67,911	51,043
6.000%, due 01/15/30[2]	100,000	75,274
6.750%, due 05/01/29[2]	350,000	276,956
8.625%, due 03/15/31[2]	150,000	141,031
8.750%, due 05/15/30[2]	100,000	95,275
GoTo Group, Inc.
5.500%, due 09/01/27[2]	200,000	104,294
Hughes Satellite Systems Corp.
6.625%, due 08/01/26	150,000	127,122
Iliad Holding SASU
6.500%, due 10/15/26[2]	200,000	186,890
Intelsat Jackson Holdings SA
8.500%, due 10/15/24[2,4,5,9]	525,000	0

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Telecommunications—(continued)
Level 3 Financing, Inc.
3.625%, due 01/15/29[2]	50,000	$25,535
3.750%, due 07/15/29[2]	150,000	76,262
4.250%, due 07/01/28[2]	275,000	155,505
4.625%, due 09/15/27[2]	50,000	33,250
10.500%, due 05/15/30[2]	146,000	146,114
Liberty Costa Rica Senior Secured Finance
10.875%, due 01/15/31[2]	200,000	193,990
Lorca Telecom Bondco SA
4.000%, due 09/18/27[2]	225,000	220,812
4.000%, due 09/18/27[3]	125,000	122,674
Lumen Technologies, Inc.
4.000%, due 02/15/27[2]	50,000	33,750
MTN Mauritius Investments Ltd.
6.500%, due 10/13/26[3]	200,000	195,000
Network i2i Ltd.
(fixed, converts to FRN on 04/15/25),
5.650%, due 01/15/25[3,6,8]	300,000	290,448
Nokia of America Corp.
6.450%, due 03/15/29	200,000	188,000
PPF Telecom Group BV
3.250%, due 09/29/27[3]	225,000	219,920
SoftBank Group Corp.
3.125%, due 09/19/25[3]	475,000	471,839
4.500%, due 04/20/25[3]	100,000	103,673
Telecom Italia Capital SA
6.000%, due 09/30/34	200,000	164,603
6.375%, due 11/15/33	75,000	63,954
7.200%, due 07/18/36	50,000	43,231
Telecom Italia SpA
1.625%, due 01/18/29[3]	425,000	348,512
2.375%, due 10/12/27[3]	100,000	90,485
3.625%, due 05/25/26[3]	200,000	197,772
Series 8,
5.250%, due 03/17/55	100,000	81,992
7.875%, due 07/31/28[3]	100,000	108,058
Telecommunications Services of Trinidad & Tobago Ltd.
8.875%, due 10/18/29[3]	400,000	328,664
Telesat Canada/Telesat LLC
4.875%, due 06/01/27[2]	50,000	29,625
5.625%, due 12/06/26[2]	125,000	79,786
6.500%, due 10/15/27[2]	75,000	36,000
TMNL Holding BV
3.750%, due 01/15/29[3]	375,000	342,229
T-Mobile USA, Inc.
2.625%, due 04/15/26	25,000	23,106
2.875%, due 02/15/31	25,000	19,907
Turkcell Iletisim Hizmetleri AS
5.800%, due 04/11/28[3]	400,000	362,000
Viasat, Inc.
7.500%, due 05/30/31[2]	50,000	32,728
Vmed O2 U.K. Financing I PLC
4.250%, due 01/31/31[2]	200,000	157,325
4.750%, due 07/15/31[2]	200,000	160,981

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Telecommunications—(continued)
Vodafone Group PLC
(fixed, converts to FRN on 08/27/26),
2.625%, due 08/27/80[3,6]	225,000	$217,163
(fixed, converts to FRN on 08/27/30),
3.000%, due 08/27/80[3,6]	100,000	85,336
(fixed, converts to FRN on 10/03/28),
4.200%, due 10/03/78[3,6]	125,000	121,400
(fixed, converts to FRN on 04/04/29),
7.000%, due 04/04/79[6]	175,000	169,211
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[2]	150,000	112,896
		9,068,448
Toys/Games/Hobbies: 0.1%
Mattel, Inc.
5.450%, due 11/01/41	25,000	19,502
5.875%, due 12/15/27[2]	100,000	95,871
6.200%, due 10/01/40	25,000	21,423
		136,796
Transportation: 0.5%
Cargo Aircraft Management, Inc.
4.750%, due 02/01/28[2]	25,000	22,063
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%, due 07/31/29[2]	50,000	40,250
Rand Parent LLC
8.500%, due 02/15/30[2]	25,000	22,830
Rumo Luxembourg SARL
4.200%, due 01/18/32[3]	200,000	154,000
5.250%, due 01/10/28[3]	200,000	182,600
Seaspan Corp.
5.500%, due 08/01/29[2]	175,000	134,188
Western Global Airlines LLC
10.375%, due 08/15/25[2,10]	125,000	938
XPO, Inc.
6.250%, due 06/01/28[2]	50,000	47,903
7.125%, due 06/01/31[2]	50,000	48,712
Zenith Finco PLC
6.500%, due 06/30/27[2]	275,000	263,969
6.500%, due 06/30/27[3]	100,000	95,989
		1,013,442
Trucking & leasing: 0.2%
Fly Leasing Ltd.
7.000%, due 10/15/24[2]	125,000	114,872
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[2]	100,000	90,931
6.500%, due 10/01/25[2]	128,000	126,735
9.750%, due 08/01/27[2]	125,000	128,594
		461,132
Water: 0.1%
Solaris Midstream Holdings LLC
7.625%, due 04/01/26[2]	175,000	166,941
Total corporate bonds (cost—$209,285,908)		179,105,870

Loan assignments—0.8%
Broadcast: 0.0%†
Mallinckrodt International Finance SA
1 mo. USD Term SOFR + 8.000%,
13.439%, due 08/28/24[6]	3,389	3,529
Total Broadcast		3,529

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]		Value
Loan assignments—(continued)
Chemicals: 0.0%†
Consolidated Energy Finance SA
Term Loan B,
1 mo. USD Term SOFR + 2.500%,
7.924%, due 05/07/25[6]		40,256	$39,494
Total chemicals			39,494

Commercial services: 0.0%†
GTCR W Merger Sub LLC
0.000%, due 09/20/30[6,12]		50,000	49,604
Total Commercial services			49,604

Computer: 0.1%
Diebold Nixdorf, Inc.
3 mo. USD Term SOFR + 7.500%,
12.891%, due 08/11/28[6]		193,745	191,889
Total Computers			191,889

Diversified financial services: 0.1%
Mulhacen Pte. Ltd.
EUR 1st Lien Term Loan,
6 mo. EUR EURIBOR + 10.000%,
10.000%, due 08/01/26[6]	EUR	117,790	88,697
EUR 2nd Lien Term Loan,
6 mo. EUR EURIBOR + 8.000%,
11.999%, due 12/01/26[6]		249,188	110,740
Total Diversified financial services			199,437

Entertainment: 0.2%
Allen Media LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 5.500%,
11.040%, due 02/10/27[6]		71,490	63,000
Delta 2 Lux SARL
1 mo. USD Term SOFR + 2.250%,
7.574%, due 01/15/30[6]		25,000	24,977
Great Canadian Gaming Corp.
2021 Term Loan,
3 mo. USD Term SOFR + 4.000%,
9.658%, due 11/01/26[6]		98,750	98,644
Scientific Games Holdings LP
2022 USD Term Loan B,
3 mo. USD Term SOFR + 3.500%,
8.914%, due 04/04/29[6]		148,500	145,846
UFC Holdings LLC
2021 Term Loan B,
3 mo. USD Term SOFR + 2.750%,
8.399%, due 04/29/26[6]		62,652	62,556
Total Entertainment			395,023

Health care products: 0.0%†
Avantor Funding, Inc.
2021 Term Loan B5,
1 mo. USD Term SOFR + 2.250%,
7.674%, due 11/08/27[6]		24,192	24,165
Total Health care products			24,165

Internet: 0.1%
Endure Digital, Inc.
Term Loan,
1 mo. USD LIBOR + 3.500%,
9.422%, due 02/10/28[6]		73,312	67,860
Total Internet			67,860

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Media: 0.0%†
Diamond Sports Group LLC
2022 2nd Lien Term Loan,
3 mo. USD Term SOFR + 0.000%,
5.072%, due 08/24/26[6]	96,772	$1,029
Total media		1,029

Mining: 0.0%†
Arsenal AIC Parent LLC
3 mo. USD Term SOFR + 4.500%,
9.879%, due 08/18/30[6]	25,000	24,920
Total mining		24,920

Oil & gas: 0.0%†
Parker Drilling Co.
2nd Lien PIK Term Loan,
11.000%, due 03/26/24[6,7]	28,207	27,643
Total Oil & gas		27,643

Pharmaceuticals: 0.0%†
Mallinckrodt International Finance SA
1 mo. USD Term SOFR + 8.000%,
13.450%, due 08/28/24[6]	7,062	7,353
Total Pharmaceuticals		7,353

Software: 0.1%
Athenahealth Group, Inc.
2022 Term Loan B,
1 mo. USD Term SOFR + 3.250%,
8.577%, due 02/15/29[6]	88,034	85,158
Cloud Software Group, Inc.
2022 USD Term Loan A,
3 mo. USD Term SOFR + 4.500%,
9.990%, due 09/29/28[6]	74,580	70,695
Total software		155,853

Telecommunications: 0.2%
Altice France SA
2023 USD Term Loan B14,
3 mo. USD Term SOFR + 5.500%,
10.894%, due 08/15/28[6]	162,074	143,638
Consolidated Communications, Inc.
2021 Term Loan B,
1 mo. USD Term SOFR + 3.500%,
8.939%, due 10/02/27[6]	150,000	134,457
Total telecommunications		278,095
Total loan assignments (cost—$1,763,039)		1,465,894

Non-U.S. government agency obligations: 0.0%†
Ukraine: 0.0%†
Ukreximbank Via Biz Finance PLC
9.750%, due 01/22/25[3]	77,250	70,633
Total non-U.S. government agency obligations (cost $77,709)		70,633

	Number of shares
Preferred stocks: 0.1%
Machinery: 0.0%†
Selecta Group BV*Class A1,	21,852	9,826
Selecta Group BV*Class A2,	43,703	19,653
Total Machinery (cost—$19,205)		29,479

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Preferred stocks—(continued)
Oil, gas & consumable fuels: 0.1%
Global Partners LP8 Series B,	2,997	$76,319
Gulfport Energy Corp.[7,8]	6	51,105
Total Oil, gas & consumable fuels (cost—$77,495)		127,424
Total preferred stocks (cost—$96,700)		156,903

Rights: 0.0%†
Intelsat Jackson Holdings SA
expires 12/05/25*	532	3,458
expires 12/05/25*	532	2,660
		6,118
Total rights (cost—$0)		6,118

	Number of warrants
Warrants: 0.0%†
California Resources Corp. expires 10/27/24*	201	3,586
Carlson Travel, Inc. expires 11/19/26*,4	1,052	0
Carlson Travel, Inc. expires 11/19/28*,4	1,108	0
Chalice Mining Ltd. expires 10/01/24*,4	9	1
Chalice Mining Ltd. expires 10/01/25*,4	9	4
Intelsat SA expires 02/17/27*,4	1	0
Linx Synthetic expires 12/31/49*	2	8,634
Total warrants (cost—$367,485)		12,225

	Number of shares
Common stocks: 0.6%
Aerospace & defense: 0.0%†
Egmv13794*,4,5	2,750	0

Energy equipment & services: 0.0%†
Nine Energy Service, Inc.*,13	750	2,640
Parker Drilling Co.*	1,153	14,989
		17,629
Financial services: 0.1%
SPN*,2,4	1,857	136,722

Gas utilities: 0.0%†
Ferrellgas Partners LP,Class B	364	62,064

IT services: 0.1%
Carnelian Point Holdings LP4	140	188,714

Leisure products: 0.0%†
Codere New Topco SA*,4,5,9	4,367	0
Teide 10 S.L.*,4,5	5,444,137	50,404
		50,404
Media: 0.0%†
iHeartMedia, Inc.,Class A*	1,347	3,165

Metals & mining: 0.0%†
Aleris International, Inc.*,4,5,9	795	15,900
Cloud Peak Energy, Inc.*,4,5	66	0
Petra Diamonds Ltd.*	54,100	29,459
		45,359
Oil, gas & consumable fuels: 0.2%
Chaparral Energy, Inc.*,4	2,856	121,380
Denbury, Inc.*	906	80,534
Summit Midstream Partners LP*	6,921	131,153
		333,067

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Paper & forest products: 0.0%†
Hardwood Holdings LLC*,4	936	$54,288

Technology hardware, storage & peripherals: 0.1%
Diebold Nixdorf, Inc.*,13	3,544	67,265

Wireless telecommunication services: 0.1%
Intelsat SA*,4	5,083	108,649
Total common stocks (cost—$1,664,675)		1,067,326

Short-term investments—0.9%
Investment companies: 0.9%
State Street Institutional U.S. Government Money Market Fund, 5.301%[14] (cost $1,741,084)	1,741,084	1,741,084

Investment of cash collateral from securities loaned—0.0%†
Money market funds: 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[14] (cost—$5,727)	5,727	5,727
Total investments (cost—$215,002,327)15—98.4%		183,631,780
Other assets in excess of liabilities—1.6%		2,937,205
Net assets—100.0%		$186,568,985

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	35,262,779	USD	36,952,366	11/07/23	$(366,545)
SSB	GBP	4,752,385	USD	5,737,669	11/07/23	(38,770)
SSB	USD	492,000	EUR	466,066	11/07/23	1,242
SSB	USD	124,000	GBP	102,193	11/07/23	213
Net unrealized appreciation (depreciation)						$(403,860)

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$391,269	$471,443	$204,614	$1,067,326
Preferred stocks	76,319	80,584	—	156,903
Warrants	3,586	5	8,634	12,225
Rights	—	6,118	—	6,118
Corporate bonds	—	178,937,805	168,065	179,105,870
Loan assignments	—	1,465,894	—	1,465,894
Non-U.S. government agency obligations	—	70,633	—	70,633
Investment companies	—	1,741,084	—	1,741,084
Investment of cash collateral from securities loaned	—	5,727	—	5,727
Forward foreign currency contracts	—	1,822	—	1,822
Total	$471,174	$182,781,115	$381,313	$183,633,602

Liabilities
Forward foreign currency contracts	$—	$(405,682)	$—	$(405,682)
Total	$—	$(405,682)	$—	$(405,682)

At October 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $103,208,475, represented 55.3% of the Portfolios net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
5	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
6	Floating or variable rate securities. The rates disclosed are as of October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Perpetual investment. Date shown reflects the next call date.

PACE High Yield Investments

Portfolio of investments – October 31, 2023 (unaudited)

9	This security is considered restricted. At period end, the value of restricted security was $91,541, represented 55.3 of the Fund’s net assets.
The table below provides further information.

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 10/31/23	Value as a percentage of net assets
Aleris International, Inc.	1/10/17	$13,981	0.0%	$15,900	0.0%
Appcion	8/23/18	6,50,000	0.0	6,500	0.0
Cloud Peak Energy, Inc.	9/2/20	—	0.0	5,500	0.0
Codere New Topco SA	12/1/21	—	0.0	—	0.0
Intelsat Jackson Holdings SA	9/5/18	—	0.0	—	0.0

10	Bond interest in default.
11	Zero coupon bond.
12	Position is unsettled. Contract rate was not determined at October 31, 2023 and does not take effect until settlement.
13	Security, or portion thereof, was on loan at the period end.
14	Rates shown reflect yield at October 31, 2023.
15	Includes $5,478 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $5,727 and non-cash collateral of $0.

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks: 96.2%
Aerospace & defense: 2.5%
Boeing Co.*	4,400	$822,008
General Dynamics Corp.	69,847	16,854,780
RTX Corp.	13,000	1,058,070
		18,734,858
Air freight & logistics: 0.2%
FedEx Corp.	5,800	1,392,580

Automobile components: 0.3%
Adient PLC*	7,900	266,151
Aptiv PLC*	5,400	470,880
BorgWarner, Inc.	8,000	295,200
Magna International, Inc.[1]	27,000	1,298,430
		2,330,661
Automobiles: 1.4%
General Motors Co.	58,100	1,638,420
Harley-Davidson, Inc.	329,377	8,843,772
		10,482,192
Banks: 6.1%
Bank of America Corp.	21,100	555,774
Citigroup, Inc.	256,884	10,144,349
Citizens Financial Group, Inc.	67,200	1,574,496
First Citizens BancShares, Inc., Class A	400	552,296
JPMorgan Chase & Co.	118,588	16,490,848
M&T Bank Corp.	99,123	11,176,118
U.S. Bancorp	60,400	1,925,552
Wells Fargo & Co.	70,000	2,783,900
		45,203,333
Beverages: 1.3%
Keurig Dr Pepper, Inc.	307,062	9,313,190

Biotechnology: 2.1%
Gilead Sciences, Inc.	194,847	15,303,283

Broadline retail: 1.5%
Alibaba Group Holding Ltd., ADR*	133,133	10,988,798

Building products: 1.4%
Johnson Controls International PLC	217,641	10,668,762

Capital markets: 6.4%
Ares Management Corp., Class A	108,386	10,685,776
Bank of New York Mellon Corp.	306,081	13,008,442
Charles Schwab Corp.	169,468	8,819,115
Goldman Sachs Group, Inc.	4,600	1,396,606
Raymond James Financial, Inc.	126,811	12,102,842
State Street Corp.	17,200	1,111,636
		47,124,417
Chemicals: 1.5%
Axalta Coating Systems Ltd.*	380,175	9,971,990
Olin Corp.	20,000	854,400
		10,826,390

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Communications equipment: 2.3%
Cisco Systems, Inc.	251,116	$13,090,677
F5, Inc.*	14,300	2,167,737
Telefonaktiebolaget LM Ericsson, ADR[1]	471,800	2,104,228
		17,362,642
Construction & engineering: 0.0%†
Fluor Corp.*	10,500	349,545

Construction materials: 1.7%
Heidelberg Materials AG	172,054	12,466,811

Consumer finance: 1.9%
American Express Co.	89,991	13,141,386
Capital One Financial Corp.	3,900	395,031
Discover Financial Services	4,400	361,152
		13,897,569
Containers & packaging: 0.0%†
International Paper Co.	8,400	283,332

Electric utilities: 3.3%
American Electric Power Co., Inc.	142,525	10,766,339
Exelon Corp.	315,960	12,303,482
PPL Corp.	59,300	1,457,001
		24,526,822
Electrical equipment: 1.4%
Emerson Electric Co.	120,097	10,685,030

Electronic equipment, instruments & components: 1.8%
Corning, Inc.	480,620	12,861,391
TE Connectivity Ltd.	6,000	707,100
		13,568,491
Energy equipment & services: 0.4%
Baker Hughes Co.	10,600	364,852
Halliburton Co.	16,300	641,242
NOV, Inc.	73,400	1,465,064
Schlumberger NV	6,500	361,790
		2,832,948
Entertainment: 0.1%
Warner Bros Discovery, Inc.*	69,300	688,842

Financial services: 3.8%
Berkshire Hathaway, Inc., Class B*	46,379	15,830,544
Corebridge Financial, Inc.	23,400	468,000
Equitable Holdings, Inc.	385,045	10,230,646
Fidelity National Information Services, Inc.	29,500	1,448,745
		27,977,935
Food products: 3.4%
Archer-Daniels-Midland Co.	157,591	11,278,788
Danone SA	232,839	13,833,508
		25,112,296
Health care equipment & supplies: 1.1%
DENTSPLY SIRONA, Inc.	172,067	5,232,557

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—(continued)
GE HealthCare Technologies, Inc.*	20,200	$1,344,714
Medtronic PLC	20,600	1,453,536
Zimmer Biomet Holdings, Inc.	3,800	396,758
		8,427,565
Health care providers & services: 6.5%
Centene Corp.*	14,200	979,516
Cigna Group	2,500	773,000
CVS Health Corp.	23,600	1,628,636
Elevance Health, Inc.	40,336	18,154,830
HCA Healthcare, Inc.	3,200	723,648
Henry Schein, Inc.*	131,502	8,545,000
UnitedHealth Group, Inc.	31,716	16,985,821
		47,790,451
Hotels, restaurants & leisure: 2.1%
Aramark	337,954	9,101,101
Booking Holdings, Inc.*	120	334,747
Expedia Group, Inc.*	61,978	5,905,884
		15,341,732
Industrial conglomerates: 0.2%
General Electric Co.	14,800	1,607,724

Insurance: 7.0%
American International Group, Inc.	216,970	13,302,431
Hartford Financial Services Group, Inc.	16,000	1,175,200
Marsh & McLennan Cos., Inc.	44,606	8,459,528
MetLife, Inc.	216,889	13,015,509
Progressive Corp.	101,463	16,040,285
		51,992,953
Interactive media & services: 3.7%
Alphabet, Inc., Class A*	118,530	14,707,202
Meta Platforms, Inc., Class A*	42,213	12,717,511
		27,424,713
IT services: 0.1%
Cognizant Technology Solutions Corp., Class A	6,200	399,714

Machinery: 0.4%
CNH Industrial NV	53,900	591,822
Cummins, Inc.	4,300	930,090
PACCAR, Inc.	8,900	734,517
Timken Co.	5,000	345,600
		2,602,029
Media: 0.3%
Comcast Corp., Class A	36,100	1,490,569
Omnicom Group, Inc.	5,100	382,041
Paramount Global, Class B	25,900	281,792
		2,154,402
Metals & mining: 2.0%
Rio Tinto PLC	234,884	15,112,437

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Multi-utilities: 1.9%
Sempra	201,206	$14,090,456

Oil, gas & consumable fuels: 5.6%
APA Corp.	61,200	2,430,864
Cenovus Energy, Inc.	35,100	669,708
ConocoPhillips	148,581	17,651,423
EOG Resources, Inc.	130,324	16,453,405
Marathon Oil Corp.	53,000	1,447,430
Murphy Oil Corp.	8,700	390,369
Ovintiv, Inc.	20,100	964,800
Shell PLC, ADR	21,200	1,380,968
		41,388,967
Passenger airlines: 0.6%
Southwest Airlines Co.	199,145	4,426,993

Personal care products: 2.4%
Unilever PLC, ADR[1]	371,778	17,603,688

Pharmaceuticals: 5.2%
GSK PLC, ADR	9,800	349,860
Merck & Co., Inc.	183,487	18,844,115
Pfizer, Inc.	624,139	19,073,688
Sanofi SA, ADR	8,200	371,050
		38,638,713
Semiconductors & semiconductor equipment: 3.5%
Lam Research Corp.	13,414	7,890,383
Micron Technology, Inc.	11,500	769,005
NXP Semiconductors NV	43,911	7,571,574
QUALCOMM, Inc.	90,751	9,890,951
		26,121,913
Software: 0.5%
Microsoft Corp.	5,600	1,893,416
Oracle Corp.	6,300	651,420
Workday, Inc., Class A*	4,700	995,037
		3,539,873
Specialized REITs: 3.4%
Crown Castle, Inc.	92,532	8,603,625
Gaming & Leisure Properties, Inc.	366,702	16,644,604
		25,248,229
Specialty retail: 0.8%
TJX Cos., Inc.	70,665	6,223,467

Technology hardware, storage & peripherals: 1.9%
Samsung Electronics Co. Ltd.	277,650	13,753,497

Tobacco: 2.1%
Philip Morris International, Inc.	178,209	15,889,114

Wireless telecommunication services: 0.1%
Vodafone Group PLC, ADR	66,000	609,840
Total common stocks (cost—$724,965,785)		712,509,197

PACE Large Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Short term investments: 4.2%
Investment companies: 4.2%
State Street Institutional U.S. Government Money Market Fund, 5.301%[2] (cost—$31,027,476)	31,027,476	$31,027,476

Investment of cash collateral from securities loaned: 0.3%
Money market funds: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[2] (cost $2,461,465)	2,461,465	2,461,465
Total Investments (cost—$758,454,726)[3]—100.7%		745,998,138
Liabilities in excess of other assets—(0.7)%		(4,999,069)
Net Assets—100.0%		$740,999,069

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$672,455,381	$40,053,816	$—	$712,509,197
Investments companies	—	31,027,476	—	31,027,476
Investment of cash collateral from securities loaned	—	2,461,465	—	2,461,465
Total	$672,455,381	$73,542,757	$—	$745,998,138

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2023.
3	Includes $6,678,867 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,461,465 and non-cash collateral of $4,350,344.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks: 97.9%
Aerospace & defense: 0.7%
TransDigm Group, Inc.*	6,316	$5,230,216

Automobiles: 1.4%
Tesla, Inc.*	50,358	10,113,901

Beverages: 0.7%
Monster Beverage Corp.*	100,155	5,117,921

Biotechnology: 2.6%
AbbVie, Inc.	19,742	2,787,176
Alnylam Pharmaceuticals, Inc.*	5,023	762,491
Exact Sciences Corp.*	59,957	3,692,752
Moderna, Inc.*	6,198	470,800
Regeneron Pharmaceuticals, Inc.*	12,560	9,795,418
Seagen, Inc.*	3,183	677,374
		18,186,011
Broadline retail: 10.4%
Amazon.com, Inc.*	507,008	67,477,694
MercadoLibre, Inc.*	5,078	6,300,478
		73,778,172
Building products: 0.5%
Trane Technologies PLC	18,427	3,506,842

Capital markets: 0.9%
Blackstone, Inc.	30,413	2,808,640
Charles Schwab Corp.	10,840	564,114
Morgan Stanley	30,150	2,135,223
MSCI, Inc.	1,495	704,967
		6,212,944
Chemicals: 0.1%
Sherwin-Williams Co.	2,620	624,110

Communications equipment: 0.3%
Arista Networks, Inc.*	11,873	2,378,993

Construction materials: 0.1%
Martin Marietta Materials, Inc.	1,890	772,897

Electric utilities: 0.1%
NextEra Energy, Inc.	13,825	805,998

Electrical equipment: 1.3%
Eaton Corp. PLC	33,715	7,009,686
Rockwell Automation, Inc.	7,702	2,024,162
		9,033,848
Electronic equipment, instruments & components: 0.8%
Amphenol Corp., Class A	49,883	4,018,076
Jabil, Inc.	14,744	1,810,563
		5,828,639
Energy equipment & services: 0.6%
Schlumberger NV	72,029	4,009,134

Entertainment: 4.2%
Netflix, Inc.*	69,110	28,451,896
Spotify Technology SA*	9,047	1,490,584
		29,942,480

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Financial services: 6.1%
Block, Inc.*	3,738	$150,455
Mastercard, Inc., Class A	60,115	22,624,280
PayPal Holdings, Inc.*	149,714	7,755,185
Visa, Inc., Class A	53,083	12,479,813
		43,009,733
Ground transportation: 1.2%
Uber Technologies, Inc.*	201,453	8,718,886

Health care equipment & supplies: 1.7%
Abbott Laboratories	76,715	7,253,403
Align Technology, Inc.*	15,110	2,789,155
Intuitive Surgical, Inc.*	6,871	1,801,714
		11,844,272
Health care providers & services: 3.5%
Cigna Group	4,050	1,252,260
HCA Healthcare, Inc.	16,884	3,818,148
Humana, Inc.	1,902	996,058
McKesson Corp.	15,381	7,003,892
UnitedHealth Group, Inc.	22,171	11,873,901
		24,944,259
Hotels, restaurants & leisure: 3.1%
Airbnb, Inc., Class A*	83,010	9,819,253
Chipotle Mexican Grill, Inc.*	2,151	4,177,672
Marriott International, Inc., Class A	28,552	5,383,765
Starbucks Corp.	30,758	2,837,118
		22,217,808
Household durables: 0.2%
DR Horton, Inc.	12,611	1,316,588

Household products: 0.1%
Procter & Gamble Co.	5,497	824,715

Interactive media & services: 9.2%
Alphabet, Inc., Class C*	312,754	39,188,076
Meta Platforms, Inc., Class A*	87,230	26,279,782
		65,467,858
IT services: 2.4%
Accenture PLC, Class A	28,012	8,322,085
Cognizant Technology Solutions Corp., Class A	31,668	2,041,636
MongoDB, Inc.*	4,882	1,682,289
Shopify, Inc., Class A*	97,327	4,592,861
		16,638,871
Life sciences tools & services: 1.4%
Illumina, Inc.*	30,411	3,327,572
Thermo Fisher Scientific, Inc.	13,850	6,160,064
		9,487,636
Machinery: 0.4%
Deere & Co.	8,410	3,072,678

Media: 0.5%
Trade Desk, Inc., Class A*	44,133	3,131,678

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Metals & mining: 0.2%
Freeport-McMoRan, Inc.	43,945	$1,484,462

Oil, gas & consumable fuels: 1.8%
Canadian Natural Resources Ltd.	51,786	3,289,964
Cheniere Energy, Inc.	13,491	2,245,172
ConocoPhillips	24,706	2,935,073
Exxon Mobil Corp.	19,518	2,065,980
Hess Corp.	12,279	1,773,088
Peabody Energy Corp.	28,281	667,149
		12,976,426
Personal care products: 0.0%†
Estee Lauder Cos., Inc., Class A	1,862	239,956

Pharmaceuticals: 5.1%
Eli Lilly & Co.	45,917	25,434,804
Novo Nordisk AS, ADR	49,526	4,782,726
Zoetis, Inc.	38,284	6,010,588
		36,228,118
Semiconductors & semiconductor equipment: 7.7%
Advanced Micro Devices, Inc.*	32,398	3,191,203
ARM Holdings PLC*,1	17,577	866,370
ASML Holding NV, Registered Shares	4,464	2,673,088
Broadcom, Inc.	15,397	12,954,574
First Solar, Inc.*	14,058	2,002,562
Lam Research Corp.	8,113	4,772,229
NVIDIA Corp.	65,095	26,545,741
ON Semiconductor Corp.*	22,102	1,384,469
		54,390,236
Software: 23.4%
Adobe, Inc.*	39,137	20,823,232
AppLovin Corp., Class A*	79,394	2,893,117
Autodesk, Inc.*	32,172	6,358,152
HubSpot, Inc.*	5,542	2,348,533
Intuit, Inc.	12,237	6,056,703
Microsoft Corp.	209,377	70,792,458
Oracle Corp.	89,844	9,289,870
Salesforce, Inc.*	85,769	17,224,988

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
ServiceNow, Inc.*	29,254	$17,021,440
Synopsys, Inc.*	14,438	6,777,775
Workday, Inc., Class A*	30,674	6,493,993
		166,080,261
Specialty retail: 1.6%
AutoZone, Inc.*	1,911	4,733,795
Lowe's Cos., Inc.	33,656	6,413,824
		11,147,619
Technology hardware, storage & peripherals: 2.9%
Apple, Inc.	121,892	20,815,497

Textiles, apparel & luxury goods: 0.6%
NIKE, Inc., Class B	39,196	4,028,173

Trading companies & distributors: 0.1%
WW Grainger, Inc.	797	581,675
Total common stocks (cost—$644,855,488)		694,189,511

Short term investments: 2.3%
Investment companies: 2.3%
State Street Institutional U.S. Government Money Market Fund, 5.301%[2] (cost—$16,427,091)	16,427,091	16,427,091

Investment of cash collateral from securities loaned: 0.1%
Money market funds: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[2] (cost $852,649)	852,649	852,649
Total Investments (cost—$662,135,228)[3]—100.3%		711,469,251
Liabilities in excess of other assets—(0.3)%		(1,933,744)
Net Assets—100.0%		$709,535,507

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Large Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$694,189,511	$—	$—	$694,189,511
Investment companies	—	16,427,091	—	16,427,091
Investment of cash collateral from securities loaned	—	852,649	—	852,649
Total	$694,189,511	$17,279,740	$—	$711,469,251

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2023.
3	Includes $857,695 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $852,649 and non-cash collateral of $0.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks: 89.9%
Aerospace & defense: 0.2%
Northrop Grumman Corp.	1,000	$471,430

Air freight & logistics: 0.3%
FedEx Corp.	3,500	840,350

Automobile components: 1.4%
Gentex Corp.	114,758	3,291,259
Goodyear Tire & Rubber Co.*	45,311	539,201
		3,830,460
Automobiles: 0.6%
Thor Industries, Inc.	18,745	1,648,248

Banks: 11.7%
Ameris Bancorp	70,440	2,627,412
Bank of Hawaii Corp.[1]	39,100	1,931,149
Bank of NT Butterfield & Son Ltd.	109,830	2,774,306
Bank OZK	42,670	1,528,013
Banner Corp.	58,110	2,452,823
Carter Bankshares, Inc.*	158,275	1,782,177
First Busey Corp.	80,683	1,602,364
First Citizens BancShares, Inc., Class A	700	966,518
First Hawaiian, Inc.	108,110	1,938,412
First Horizon Corp.	129,100	1,387,825
Glacier Bancorp, Inc.	49,197	1,485,257
Hancock Whitney Corp.	50,150	1,726,665
Popular, Inc.	42,260	2,748,590
Truist Financial Corp.	18,000	510,480
Webster Financial Corp.	98,610	3,744,222
Wintrust Financial Corp.	34,520	2,578,299
		31,784,512
Beverages: 1.0%
National Beverage Corp.*	59,834	2,775,101

Building products: 4.1%
Armstrong World Industries, Inc.	25,400	1,927,606
Hayward Holdings, Inc.*	116,020	1,218,210
Lennox International, Inc.	9,675	3,584,974
Zurn Elkay Water Solutions Corp.	170,699	4,516,696
		11,247,486
Capital markets: 2.4%
Houlihan Lokey, Inc.	19,653	1,975,520
LPL Financial Holdings, Inc.	14,976	3,362,411
Virtus Investment Partners, Inc.	6,000	1,105,380
		6,443,311
Chemicals: 2.1%
HB Fuller Co.	37,029	2,449,468
Innospec, Inc.	13,366	1,309,868
Olin Corp.	10,000	427,200
Scotts Miracle-Gro Co.[1]	31,920	1,418,525
		5,605,061

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Commercial services & supplies: 2.3%
OPENLANE, Inc.*	208,754	$2,803,566
Stericycle, Inc.*	84,760	3,495,503
		6,299,069
Communications equipment: 0.7%
Comtech Telecommunications Corp.	154,473	1,884,571

Consumer finance: 0.5%
Enova International, Inc.*	32,352	1,290,198

Consumer staples distribution & retail: 2.5%
BJ's Wholesale Club Holdings, Inc.*	36,605	2,493,533
U.S. Foods Holding Corp.*	112,030	4,362,448
		6,855,981
Diversified consumer services: 0.1%
H&R Block, Inc.	9,500	389,975

Diversified telecommunication services: 0.2%
Liberty Latin America Ltd., Class A*	92,221	629,869

Electric utilities: 2.2%
IDACORP, Inc.	36,860	3,491,011
Portland General Electric Co.	62,278	2,492,365
		5,983,376
Electrical equipment: 0.7%
EnerSys	22,480	1,923,838

Electronic equipment, instruments & components: 0.5%
Zebra Technologies Corp., Class A*	6,285	1,316,268

Energy equipment & services: 2.7%
ChampionX Corp.	97,770	3,011,316
Liberty Energy, Inc.	170,490	3,358,653
Ranger Energy Services, Inc.	31,730	368,385
TETRA Technologies, Inc.*	132,325	627,221
		7,365,575
Entertainment: 0.1%
Lions Gate Entertainment Corp., Class B*	44,400	331,224

Financial services: 1.5%
Essent Group Ltd.	50,680	2,394,123
Jack Henry & Associates, Inc.	11,850	1,670,732
		4,064,855
Food products: 2.9%
Conagra Brands, Inc.	8,300	227,088
Lamb Weston Holdings, Inc.	3,400	305,320
Post Holdings, Inc.*	37,604	3,018,849
TreeHouse Foods, Inc.*	102,020	4,253,214
		7,804,471
Gas utilities: 0.1%
National Fuel Gas Co.	7,800	397,410

Ground transportation: 1.4%
Landstar System, Inc.	20,010	3,297,248
Lyft, Inc., Class A*	57,400	526,358
		3,823,606

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies: 2.2%
Envista Holdings Corp.*	123,410	$2,871,751
Integra LifeSciences Holdings Corp.*	84,020	3,021,359
		5,893,110
Health care providers & services: 2.8%
Acadia Healthcare Co., Inc.*	37,220	2,736,042
Amedisys, Inc.*	18,790	1,719,097
CorVel Corp.*	10,800	2,094,552
Select Medical Holdings Corp.	24,900	565,977
Tenet Healthcare Corp.*	10,300	553,110
		7,668,778
Health care REITs: 1.1%
Healthcare Realty Trust, Inc.	209,330	3,003,885

Hotels, restaurants & leisure: 4.0%
Arcos Dorados Holdings, Inc., Class A	249,585	2,251,257
Boston Pizza Royalties Income Fund	79,800	844,180
Boston Pizza Royalties Income Fund	36,900	390,258
Cheesecake Factory, Inc.[1]	67,660	2,102,196
Despegar.com Corp.*	316,910	2,101,113
Six Flags Entertainment Corp.*	163,870	3,261,013
		10,950,017
Household durables: 0.1%
Taylor Morrison Home Corp.*	5,100	195,432

Household products: 1.1%
WD-40 Co.	13,969	2,953,047

Industrial REITs: 0.3%
Granite Real Estate Investment Trust	19,690	899,538

Insurance: 2.7%
Assured Guaranty Ltd.	36,910	2,303,184
CNO Financial Group, Inc.	35,437	821,430
W R Berkley Corp.	64,096	4,321,352
		7,445,966
IT services: 1.3%
BigCommerce Holdings, Inc.*	312,954	2,782,161
VeriSign, Inc.*	3,900	778,674
		3,560,835
Leisure products: 0.1%
JAKKS Pacific, Inc.*	12,807	214,773

Machinery: 9.3%
Commercial Vehicle Group, Inc.*	199,611	1,391,288
EnPro Industries, Inc.	15,830	1,758,080
Esab Corp.	37,050	2,345,265
Graco, Inc.	44,590	3,315,266
Helios Technologies, Inc.	32,400	1,675,728
John Bean Technologies Corp.	19,238	2,001,137
Kadant, Inc.	10,588	2,329,360
Lincoln Electric Holdings, Inc.	9,550	1,669,340
Miller Industries, Inc.	65,159	2,369,833
RBC Bearings, Inc.*	15,464	3,399,606

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(continued)
Terex Corp.	37,660	$1,724,828
Toro Co.	15,000	1,212,600
		25,192,331
Marine transportation: 1.1%
Kirby Corp.*	41,125	3,072,037

Metals & mining: 0.6%
ATI, Inc.*	42,310	1,598,049

Office REITs: 1.0%
COPT Defense Properties	117,480	2,678,544

Oil, gas & consumable fuels: 5.1%
Cheniere Energy, Inc.	3,300	549,186
Comstock Resources, Inc.[1]	204,145	2,572,227
Devon Energy Corp.	8,700	405,159
Golar LNG Ltd.	56,547	1,268,349
Gulfport Energy Corp.*	2,729	337,332
New Fortress Energy, Inc.	37,700	1,142,310
Northern Oil & Gas, Inc.	62,650	2,402,001
Viper Energy Partners LP	127,000	3,616,960
W&T Offshore, Inc.*	394,093	1,635,486
		13,929,010
Personal care products: 1.1%
BellRing Brands, Inc.*	50,830	2,222,796
Herbalife Ltd.*	18,600	265,050
Kenvue, Inc.	20,700	385,020
		2,872,866
Pharmaceuticals: 0.6%
Elanco Animal Health, Inc.*	172,340	1,518,315

Professional services: 4.0%
Broadridge Financial Solutions, Inc.	21,850	3,728,484
CACI International, Inc., Class A*	6,997	2,272,346
KBR, Inc.	22,100	1,285,115
Science Applications International Corp.	8,950	977,698
TransUnion	56,424	2,475,885
		10,739,528
Retail REITs: 0.7%
Retail Opportunity Investments Corp.	158,870	1,865,134

Semiconductors & semiconductor equipment: 0.8%
Teradyne, Inc.	27,046	2,252,120

Software: 3.2%
Adeia, Inc.	6,236	52,569
Dolby Laboratories, Inc., Class A	41,164	3,331,814
Varonis Systems, Inc.*	98,975	3,329,519
Xperi, Inc.*	219,093	1,860,100
		8,574,002
Specialized REITs: 0.6%
Lamar Advertising Co., Class A	18,006	1,481,354

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialized REITs—(continued)
PotlatchDeltic Corp.	4,600	$197,110
		1,678,464
Specialty retail: 2.4%
Leslie's, Inc.*	405,000	2,000,700
National Vision Holdings, Inc.*	164,595	2,557,806
Upbound Group, Inc.	73,685	1,920,231
		6,478,737
Textiles, apparel & luxury goods: 1.2%
Samsonite International SA, ADR*	206,360	3,186,198

Trading companies & distributors: 0.3%
United Rentals, Inc.	2,000	812,540
Total common stocks (cost—$230,178,532)		244,239,501

Exchange traded funds: 4.3%
iShares Russell 2000 Value ETF[1]	73,990	9,426,326
iShares Russell Mid-Cap Value ETF[1]	24,050	2,383,596
Total exchange traded funds (cost—$11,803,423)		11,809,922

Investment companies: 0.3%
Sprott Physical Uranium Trust (cost—$420,108)	47,350	857,370
Total investment companies (cost—$420,108)		857,370

Short term investments: 5.4%
Investment companies: 5.4%
State Street Institutional U.S. Government Money Market Fund, 5.301%[2] (cost—$14,666,686)	14,666,686	14,666,686

Investment of cash collateral from securities loaned: 0.8%
Money market funds: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[2] (cost $2,048,699)	2,048,699	2,048,699
Total Investments (cost—$259,117,448)[3]—100.7%		273,622,178
Liabilities in excess of other assets—(0.7)%		(1,912,142)
Net Assets—100.0%		$271,710,036

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$244,239,501	$—	$—	$244,239,501
Exchange traded funds	11,809,922	—	—	11,809,922
Investment companies	857,370	—	—	857,370
Investment companies	—	14,666,686	—	14,666,686
Investment of cash collateral from securities loaned	—	2,048,699	—	2,048,699
Total	$256,906,793	$16,715,385	$—	$273,622,178

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rates shown reflect yield at October 31, 2023.
3	Includes $7,205,690 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,048,699 and non-cash collateral of $5,246,756.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks: 98.8%
Aerospace & defense: 0.5%
Axon Enterprise, Inc.*	4,617	$944,130
Spirit AeroSystems Holdings, Inc., Class A*	14,024	316,943
		1,261,073
Air freight & logistics: 0.4%
Forward Air Corp.	15,218	980,191

Automobile components: 0.9%
Cooper-Standard Holdings, Inc.*	1,401	17,400
Modine Manufacturing Co.*	23,469	927,026
Stoneridge, Inc.*	8,233	133,951
Visteon Corp.*	9,199	1,059,081
		2,137,458
Banks: 0.2%
Pathward Financial, Inc.	9,934	449,911

Beverages: 1.0%
Boston Beer Co., Inc., Class A*	1,605	535,990
Celsius Holdings, Inc.*	12,017	1,827,665
		2,363,655
Biotechnology: 4.7%
ACADIA Pharmaceuticals, Inc.*	43,450	980,666
ADMA Biologics, Inc.*	58,125	196,462
Aduro Biotech, Inc.*,1,2	9,389	0
Alector, Inc.*	29,960	155,792
Alkermes PLC*	46,685	1,129,310
AnaptysBio, Inc.*	2,606	42,504
Arcturus Therapeutics Holdings, Inc.*	3,095	59,114
Arcus Biosciences, Inc.*	1,600	25,136
Avita Medical, Inc.*,3	19,782	184,170
Catalyst Pharmaceuticals, Inc.*	47,629	591,076
CytomX Therapeutics, Inc.*,3	46,256	50,882
Enanta Pharmaceuticals, Inc.*	7,657	69,066
Exelixis, Inc.*	67,984	1,399,791
Ionis Pharmaceuticals, Inc.*	7,280	322,286
Ironwood Pharmaceuticals, Inc.*	43,500	390,195
Karyopharm Therapeutics, Inc.*	73,512	63,955
Krystal Biotech, Inc.*	7,140	834,452
MacroGenics, Inc.*,3	7,754	40,476
Neurocrine Biosciences, Inc.*	15,033	1,667,761
PTC Therapeutics, Inc.*	29,885	560,344
Rigel Pharmaceuticals, Inc.*	174,873	141,175
Sarepta Therapeutics, Inc.*	12,014	808,662
Travere Therapeutics, Inc.*	57,812	374,622
Ultragenyx Pharmaceutical, Inc.*	26,239	928,861
Vir Biotechnology, Inc.*	2,900	22,997
Y-mAbs Therapeutics, Inc.*	19,058	101,770
		11,141,525
Broadline retail: 0.9%
Dillard's, Inc., Class A3	2,438	756,877

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Broadline retail—(continued)
Ollie's Bargain Outlet Holdings, Inc.*	16,588	$1,281,257
		2,038,134
Building products: 0.9%
Apogee Enterprises, Inc.	16,065	689,510
AZEK Co., Inc.*	9,743	255,267
Gibraltar Industries, Inc.*	11,339	690,091
Tecnoglass, Inc.	18,492	604,319
		2,239,187
Capital markets: 1.3%
Donnelley Financial Solutions, Inc.*	9,022	491,067
FactSet Research Systems, Inc.	2,019	871,986
Perella Weinberg Partners	12,785	125,421
PJT Partners, Inc., Class A	2,550	199,818
StepStone Group, Inc., Class A	7,350	208,005
StoneX Group, Inc.*	7,860	749,215
TPG, Inc.	15,720	434,501
		3,080,013
Chemicals: 0.6%
American Vanguard Corp.	12,205	114,239
Orion SA	24,857	504,597
Scotts Miracle-Gro Co.[3]	20,874	927,640
		1,546,476
Commercial services & supplies: 3.2%
ACV Auctions, Inc., Class A*	109,030	1,453,370
CECO Environmental Corp.*	67,382	1,090,241
Clean Harbors, Inc.*	3,818	586,712
RB Global, Inc.[3]	64,998	4,250,869
VSE Corp.	2,854	153,545
		7,534,737
Communications equipment: 0.7%
Cambium Networks Corp.*	4,250	21,165
CommScope Holding Co., Inc.*	125,302	185,447
Extreme Networks, Inc.*	48,316	996,276
Infinera Corp.*,3	124,013	363,358
Viavi Solutions, Inc.*	12,882	100,222
		1,666,468
Construction & engineering: 3.4%
Comfort Systems USA, Inc.	1,209	219,856
Construction Partners, Inc., Class A*	28,773	1,106,322
Dycom Industries, Inc.*	10,793	919,348
Fluor Corp.*	33,966	1,130,728
Limbach Holdings, Inc.*	1,360	40,528
MYR Group, Inc.*	6,470	749,420
Sterling Infrastructure, Inc.*	20,687	1,507,048
WillScot Mobile Mini Holdings Corp.*	59,075	2,328,146
		8,001,396

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Construction materials: 0.0%†
Eagle Materials, Inc.	500	$76,955

Consumer finance: 0.7%
FirstCash Holdings, Inc.	1,317	143,448
LendingTree, Inc.*	19,808	262,060
PROG Holdings, Inc.*	14,690	402,359
Regional Management Corp.	940	23,368
SLM Corp.	62,678	814,814
		1,646,049
Diversified consumer services: 3.4%
2U, Inc.*,3	5,600	11,872
Carriage Services, Inc.	6,117	132,127
Chegg, Inc.*	80,112	603,243
Coursera, Inc.*	34,294	594,658
Duolingo, Inc.*	7,594	1,109,104
Grand Canyon Education, Inc.*	37,053	4,384,482
Rover Group, Inc.*	15,000	96,750
Stride, Inc.*	15,434	848,561
Udemy, Inc.*	38,902	347,395
		8,128,192
Diversified telecommunication services: 0.2%
Bandwidth, Inc., Class A*	21,224	225,187
Ooma, Inc.*	32,664	356,364
		581,551
Electrical equipment: 1.0%
Allient, Inc.	2,523	69,635
Babcock & Wilcox Enterprises, Inc.*	3,200	8,416
Enovix Corp.*,3	9,381	83,585
NEXTracker, Inc., Class A*	25,143	873,971
Vertiv Holdings Co.	34,024	1,336,122
		2,371,729
Electronic equipment, instruments & components: 1.4%
Arlo Technologies, Inc.*	9,014	76,529
Belden, Inc.	2,010	142,509
Celestica, Inc.*	28,748	671,266
Climb Global Solutions, Inc.	870	38,698
Cognex Corp.	44,421	1,598,712
Evolv Technologies Holdings, Inc.*	64,113	272,480
FARO Technologies, Inc.*	16,374	210,733
OSI Systems, Inc.*	3,393	353,788
		3,364,715
Energy equipment & services: 1.7%
Atlas Energy Solutions, Inc.	14,546	264,883
Cactus, Inc., Class A	15,116	709,545
Noble Corp. PLC	11,139	520,080
TechnipFMC PLC	28,796	619,690
Tidewater, Inc.*	15,250	1,042,337
Weatherford International PLC*	9,566	890,499
		4,047,034

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Entertainment: 0.1%
Playtika Holding Corp.*	10,100	$84,840
Roku, Inc.*	4,703	280,158
		364,998
Financial services: 1.8%
International Money Express, Inc.*	45,695	729,292
Payoneer Global, Inc.*	142,400	824,496
PennyMac Financial Services, Inc.	7,846	527,251
Remitly Global, Inc.*	38,011	1,023,636
WEX, Inc.*	6,624	1,102,764
		4,207,439
Food products: 1.1%
Calavo Growers, Inc.	11,367	288,040
Freshpet, Inc.*	36,450	2,092,230
Mama's Creations, Inc.*	24,908	84,189
Real Good Food Co., Inc.*	35,507	83,086
		2,547,545
Ground transportation: 2.1%
ArcBest Corp.	5,268	573,580
Avis Budget Group, Inc.*	2,413	392,836
Daseke, Inc.*	22,317	99,088
Landstar System, Inc.	8,788	1,448,087
Lyft, Inc., Class A*	75,076	688,447
PAM Transportation Services, Inc.*	5,433	93,828
RXO, Inc.*	27,780	486,428
Saia, Inc.*	2,027	726,659
U-Haul Holding Co.*,3	8,786	431,568
		4,940,521
Health care equipment & supplies: 2.9%
Accuray, Inc.*	8,103	21,392
Glaukos Corp.*	25,243	1,721,573
iRadimed Corp.	19,227	783,308
Neogen Corp.*	49,071	730,667
Omnicell, Inc.*	7,251	257,701
OrthoPediatrics Corp.*	23,492	574,614
Pulmonx Corp.*	20,812	182,938
RxSight, Inc.*	33,238	735,889
Semler Scientific, Inc.*	4,069	118,693
Surmodics, Inc.*	5,556	163,680
Tandem Diabetes Care, Inc.*	16,051	277,682
UFP Technologies, Inc.*	8,982	1,400,473
		6,968,610
Health care providers & services: 7.5%
Addus HomeCare Corp.*	7,948	627,097
AMN Healthcare Services, Inc.*	18,472	1,401,286
Castle Biosciences, Inc.*	19,625	306,543
Chemed Corp.	4,473	2,516,733
Cross Country Healthcare, Inc.*	5,065	117,305
DaVita, Inc.*	16,580	1,280,473

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—(continued)
Ensign Group, Inc.	28,548	$2,757,737
HealthEquity, Inc.*	3,500	250,880
Option Care Health, Inc.*	55,063	1,526,897
Pennant Group, Inc.*	58,369	634,471
PetIQ, Inc.*	36,736	689,535
Privia Health Group, Inc.*	97,717	2,054,011
Progyny, Inc.*	53,773	1,659,435
RadNet, Inc.*	17,654	475,952
U.S. Physical Therapy, Inc.	18,299	1,539,129
		17,837,484
Health care technology: 0.8%
Certara, Inc.*	68,727	837,782
Definitive Healthcare Corp.*	83,240	479,463
Phreesia, Inc.*	39,861	544,501
		1,861,746
Hotels, restaurants & leisure: 1.0%
Bluegreen Vacations Holding Corp.	681	22,820
First Watch Restaurant Group, Inc.*	5,469	91,387
Golden Entertainment, Inc.	1,269	39,796
PlayAGS, Inc.*	25,317	180,763
Red Robin Gourmet Burgers, Inc.*,3	13,755	111,278
SeaWorld Entertainment, Inc.*	16,956	730,465
Super Group SGHC Ltd.*	1,500	5,745
Travel & Leisure Co.	2,328	79,222
Wingstop, Inc.	1,633	298,463
Wyndham Hotels & Resorts, Inc.	500	36,200
Wynn Resorts Ltd.	6,586	578,119
Xponential Fitness, Inc., Class A*	21,856	311,885
		2,486,143
Household durables: 1.4%
Cavco Industries, Inc.*	3,700	923,187
Green Brick Partners, Inc.*	4,350	168,345
Skyline Champion Corp.*	21,701	1,272,330
Sonos, Inc.*	71,780	773,788
TopBuild Corp.*	1,006	230,133
		3,367,783
Independent power and renewable electricity producers: 0.6%
Vistra Corp.	42,886	1,403,230

Insurance: 4.1%
eHealth, Inc.*	4,100	35,178
Fidelis Insurance Holdings Ltd.*	2,050	28,987
Goosehead Insurance, Inc., Class A*	28,367	1,840,167
Kinsale Capital Group, Inc.	13,101	4,374,555
Lincoln National Corp.	29,773	648,158
Oscar Health, Inc., Class A*	4,000	20,480
Ryan Specialty Holdings, Inc.*,3	31,132	1,344,903
Skyward Specialty Insurance Group, Inc.*	45,914	1,292,479

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance—(continued)
Universal Insurance Holdings, Inc.	11,600	$181,656
		9,766,563
Interactive media & services: 0.4%
Yelp, Inc.*	12,273	517,798
ZipRecruiter, Inc., Class A*	36,228	385,828
		903,626
IT services: 4.1%
BigCommerce Holdings, Inc.*	46,152	410,291
DigitalOcean Holdings, Inc.*,3	23,523	481,281
Globant SA*	25,773	4,388,884
GoDaddy, Inc., Class A*	13,219	968,027
Grid Dynamics Holdings, Inc.*	86,315	875,234
Squarespace, Inc., Class A*	84,136	2,390,304
Twilio, Inc., Class A*	5,565	285,262
		9,799,283
Leisure products: 0.4%
Funko, Inc., Class A*,3	38,620	297,760
MasterCraft Boat Holdings, Inc.*	14,544	297,279
Solo Brands, Inc., Class A*	2,600	10,010
YETI Holdings, Inc.*	8,647	367,671
		972,720
Life sciences tools & services: 3.2%
Adaptive Biotechnologies Corp.*	11,980	53,191
Codexis, Inc.*	93,432	155,097
Medpace Holdings, Inc.*	17,199	4,173,681
NanoString Technologies, Inc.*,3	38,128	52,617
Quanterix Corp.*	18,036	391,742
Repligen Corp.*	11,349	1,527,121
Stevanato Group SpA	46,947	1,312,169
		7,665,618
Machinery: 2.1%
Energy Recovery, Inc.*	28,540	433,808
Helios Technologies, Inc.	7,392	382,314
Kadant, Inc.	10,306	2,267,320
Kornit Digital Ltd.*	55,788	769,874
Shyft Group, Inc.	21,417	235,159
Symbotic, Inc.*,3	11,593	394,510
Terex Corp.	10,708	490,426
		4,973,411
Marine transportation: 0.3%
Kirby Corp.*	9,320	696,204

Media: 0.4%
Entravision Communications Corp., Class A	11,300	40,454
Gambling.com Group Ltd.*	18,522	240,045
Integral Ad Science Holding Corp.*	47,572	546,127
PubMatic, Inc., Class A*	4,050	45,643
		872,269

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Metals & mining: 0.4%
Alpha Metallurgical Resources, Inc.	466	$102,501
Carpenter Technology Corp.	10,298	645,891
Ryerson Holding Corp.	7,755	225,283
		973,675
Oil, gas & consumable fuels: 2.1%
Antero Resources Corp.*	22,639	666,492
APA Corp.	17,321	687,990
CVR Energy, Inc.	21,623	708,153
Dorian LPG Ltd.	6,438	205,823
Matador Resources Co.	18,136	1,118,810
Par Pacific Holdings, Inc.*	29,528	969,109
Range Resources Corp.	16,219	581,289
		4,937,666
Paper & forest products: 0.3%
Sylvamo Corp.	15,014	665,120

Personal care products: 0.7%
elf Beauty, Inc.*	12,341	1,143,147
Medifast, Inc.	5,933	410,326
USANA Health Sciences, Inc.*	5,144	234,309
		1,787,782
Pharmaceuticals: 0.5%
Amphastar Pharmaceuticals, Inc.*	16,660	754,198
Arvinas, Inc.*	3,480	56,098
Esperion Therapeutics, Inc.*,3	94,144	78,026
Ligand Pharmaceuticals, Inc.*	3,185	166,544
Phathom Pharmaceuticals, Inc.*	12,547	116,687
		1,171,553
Professional services: 5.1%
Barrett Business Services, Inc.	2,177	199,108
CBIZ, Inc.*	11,543	599,774
CSG Systems International, Inc.	18,414	862,880
Exponent, Inc.	25,490	1,868,162
Huron Consulting Group, Inc.*	3,482	345,971
Insperity, Inc.	14,221	1,505,151
Kforce, Inc.	7,991	487,771
Paycor HCM, Inc.*,3	58,245	1,256,927
Paylocity Holding Corp.*	19,692	3,532,745
TriNet Group, Inc.*	13,032	1,339,038
Willdan Group, Inc.*	7,368	129,972
		12,127,499
Real estate management & development: 0.4%
Compass, Inc., Class A*	106,295	210,464
DigitalBridge Group, Inc.	14,615	231,648
eXp World Holdings, Inc.[3]	7,175	95,212
Opendoor Technologies, Inc.*	15,921	30,250
Redfin Corp.*,3	27,211	126,803
RMR Group, Inc., Class A	6,700	150,884
		845,261

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment: 3.1%
ACM Research, Inc., Class A*	47,139	$641,090
Ambarella, Inc.*	9,875	444,276
Axcelis Technologies, Inc.*	10,012	1,276,530
Credo Technology Group Holding Ltd.*	43,113	613,067
MaxLinear, Inc.*	23,816	362,003
Onto Innovation, Inc.*	6,945	780,410
Power Integrations, Inc.	29,697	2,058,893
Silicon Laboratories, Inc.*	6,694	617,053
SMART Global Holdings, Inc.*	36,558	500,845
		7,294,167
Software: 17.9%
8x8, Inc.*	122,957	292,638
A10 Networks, Inc.	8,200	89,134
Alarm.com Holdings, Inc.*	45,866	2,345,129
American Software, Inc., Class A	14,265	156,487
Appfolio, Inc., Class A*	4,388	823,057
Applied Digital Corp.*,3	18,632	90,924
Arteris, Inc.*	3,126	17,037
AvePoint, Inc.*	51,597	386,462
Blackbaud, Inc.*	15,071	985,643
BlackLine, Inc.*	38,176	1,874,442
Box, Inc., Class A*	52,074	1,294,560
Braze, Inc., Class A*	7,980	339,788
CCC Intelligent Solutions Holdings, Inc.*	200,539	2,159,805
Couchbase, Inc.*	9,713	151,134
CyberArk Software Ltd.*	2,040	333,826
Descartes Systems Group, Inc.*	29,530	2,132,361
DocuSign, Inc.*	8,631	335,573
Domo, Inc., Class B*	29,478	240,540
DoubleVerify Holdings, Inc.*	56,078	1,560,651
Dropbox, Inc., Class A*	61,081	1,606,430
Elastic NV*	14,195	1,065,193
Everbridge, Inc.*	12,761	263,004
Five9, Inc.*	39,709	2,297,960
Freshworks, Inc., Class A*	10,027	179,884
Guidewire Software, Inc.*	14,174	1,277,503
Intapp, Inc.*	15,679	536,222
Kaltura, Inc.*	13,543	23,294
LivePerson, Inc.*	66,912	176,648
Manhattan Associates, Inc.*	4,327	843,678
MeridianLink, Inc.*	3,450	56,649
Model N, Inc.*	54,017	1,301,810
Nutanix, Inc., Class A*	30,864	1,116,968
PowerSchool Holdings, Inc., Class A*	65,469	1,304,143
Qualys, Inc.*	11,301	1,728,488
SentinelOne, Inc., Class A*	9,187	143,593
Smartsheet, Inc., Class A*	30,179	1,193,278

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Sprinklr, Inc., Class A*	14,416	$195,913
SPS Commerce, Inc.*	27,219	4,364,294
Tenable Holdings, Inc.*	32,284	1,359,479
Varonis Systems, Inc.*	55,114	1,854,035
Vertex, Inc., Class A*	25,245	611,181
Workiva, Inc.*	35,525	3,093,872
Zuora, Inc., Class A*	56,989	422,289
		42,624,999
Specialty retail: 3.3%
Boot Barn Holdings, Inc.*	3,054	212,253
Five Below, Inc.*	26,327	4,580,372
Floor & Decor Holdings, Inc., Class A*,3	31,588	2,602,851
Sleep Number Corp.*	11,812	192,181
Upbound Group, Inc.	7,862	204,884
		7,792,541
Technology hardware, storage & peripherals: 0.6%
Super Micro Computer, Inc.*	6,036	1,445,441

Textiles, apparel & luxury goods: 1.0%
Deckers Outdoor Corp.*	3,291	1,964,925
On Holding AG, Class A*	6,233	160,001
Wolverine World Wide, Inc.	42,959	345,820
		2,470,746
Tobacco: 0.0%†
Vector Group Ltd.	12,100	124,388

Trading companies & distributors: 2.0%
Applied Industrial Technologies, Inc.	4,801	737,001
FTAI Aviation Ltd.	39,353	1,480,066
Global Industrial Co.	600	19,170
GMS, Inc.*	15,827	925,563
Herc Holdings, Inc.	6,935	740,589
Karat Packaging, Inc.	18,630	384,337
SiteOne Landscape Supply, Inc.*	1,041	143,418
Transcat, Inc.*	3,179	286,174
		4,716,318
Total common stocks (cost—$255,729,947)		235,268,798

Short term investments: 1.4%
Investment companies: 1.4%
State Street Institutional U.S. Government Money Market Fund, 5.301% (cost—$3,351,178)	3,351,178	3,351,178

Investment of cash collateral from securities loaned: 1.0%
Money market funds: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[4] (cost $2,289,952)	2,289,952	2,289,952
Total Investments (cost—$261,371,077)[5]—101.2%		240,909,928
Liabilities in excess of other assets—(1.2)%		(2,922,250)
Net Assets—100.0%		$237,987,678

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$235,268,798	$—	$0	$235,268,798
Investment companies	—	3,351,178	—	3,351,178
Investment of cash collateral from securities loaned	—	2,289,952	—	2,289,952
Total	$235,268,798	$5,641,130	$0	$240,909,928

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security, or portion thereof, was on loan at the period end.
4	Rates shown reflect yield at October 31, 2023.
5	Includes $8,820,055 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,289,952 and non-cash collateral of $6,719,786.

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2023

Common stocks
Aerospace & defense	1.7%
Air freight & logistics	0.9
Automobile components	1.0
Automobiles	4.9
Banks	13.7
Beverages	0.6
Biotechnology	1.2
Broadline retail	1.0
Building products	1.5
Capital markets	1.0
Chemicals	2.2
Commercial services & supplies	1.5
Construction & engineering	1.4
Construction materials	1.0
Consumer staples distribution & retail	2.0
Containers & packaging	0.0	†
Diversified consumer services	0.1
Diversified telecommunication services	1.4
Electric utilities	2.4
Electrical equipment	0.9
Electronic equipment, instruments & components	1.7
Energy equipment & services	0.4
Entertainment	0.9
Financial services	0.6
Food products	2.0
Gas utilities	1.7
Ground transportation	0.7
Health care equipment & supplies	2.5
Health care providers & services	0.2
Health care technology	0.0	†
Hotels, restaurants & leisure	0.9
Household durables	2.1
Independent power and renewable electricity producers	0.3
Industrial conglomerates	2.4
Industrial REITs	0.0	†
Insurance	6.5
Interactive media & services	0.2
IT services	2.7
Life sciences tools & services	0.3
Machinery	4.1
Marine transportation	0.4
Media	0.8
Metals & mining	2.1
Multi-utilities	0.1
Office REITs	0.0	†
Oil, gas & consumable fuels	4.1
Passenger airlines	0.7
Personal care products	1.0
Pharmaceuticals	10.2
Professional services	2.5

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

Real estate management & development	0.3%
Retail REITs	0.0 †
Semiconductors & semiconductor equipment	4.7
Software	2.9
Specialty retail	1.8
Technology hardware, storage & peripherals	1.8
Textiles, apparel & luxury goods	3.6
Tobacco	1.8
Trading companies & distributors	1.2
Wireless telecommunication services	0.6
Total common stocks	111.2
Preferred stocks
Automobiles	0.1
Warrant	0.0
Short-term investments	0.5
Investment of cash collateral from securities loaned	2.9
Total investments before investments sold short	114.7
Investments sold short
Common stocks
Automobiles	(0.1)
Banks	(0.2)
Beverages	(0.6)
Biotechnology	(0.1)
Broadline retail	(0.1)
Building products	(0.0)†
Capital markets	(0.3)
Chemicals	(0.7)
Communications equipment	(0.2)
Construction & engineering	(0.1)
Consumer staples distribution & retail	(0.2)
Distributors	(0.1)
Diversified REITs	(0.1)
Diversified telecommunication services	(0.2)
Electric utilities	(0.3)
Electrical equipment	(0.7)
Electronic equipment, instruments & components	(0.3)
Entertainment	(0.1)
Financial services	(0.8)
Food products	(0.3)
Ground transportation	(0.4)
Health care equipment & supplies	(0.4)
Hotels, restaurants & leisure	(0.2)
Household durables	(0.1)
Independent power and renewable electricity producers	(0.0)†
Industrial conglomerates	(0.3)
Industrial REITs	(0.1)
Insurance	(0.2)
Leisure products	(0.5)

PACE International Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

Life sciences tools & services	(0.2)%
Machinery	(1.5)
Media	(0.1)
Metals & mining	(0.8)
Multi-utilities	(0.0)†
Office REITs	(0.1)
Oil, gas & consumable fuels	(0.1)
Paper & forest products	(1.1)
Personal care products	(0.6)
Pharmaceuticals	(0.3)
Professional services	(0.2)
Real estate management & development	(0.2)
Specialty retail	(0.3)
Trading companies & distributors	(0.0)†
Total common stocks	(13.2)
Preferred stocks
Life sciences tools & services	(0.1)
Total investments sold short	(13.3)
Total investments	101.4
Liabilities in excess of other assets	(1.4)
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The portfolio is actively managed and its composition will vary over time.

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—111.2%
Australia—4.2%
Aurizon Holdings Ltd.[1]	1,783,647	$3,884,985
BHP Group Ltd.[2]	90,157	2,552,117
BlueScope Steel Ltd.	166,574	1,996,799
Brambles Ltd.	3,862	32,231
Cochlear Ltd.	3,948	605,126
Computershare Ltd.	232,859	3,674,967
Fortescue Metals Group Ltd.[2]	14,060	200,015
Glencore PLC[2]	147,674	782,203
IDP Education Ltd.[1]	30,924	427,257
Insurance Australia Group Ltd.	513,630	1,852,939
Lendlease Corp. Ltd.[1,2]	296,005	1,172,325
Lottery Corp. Ltd.	68,295	197,138
Medibank Pvt Ltd.	1,180,908	2,577,069
Northern Star Resources Ltd.[2]	229,892	1,683,449
Orica Ltd.[2]	87,363	816,313
QBE Insurance Group Ltd.	201,175	1,994,872
Telstra Group Ltd.[2]	82,915	201,059
Wesfarmers Ltd.[2]	35,782	1,151,244
WiseTech Global Ltd.[1]	1,205	44,864
Woolworths Group Ltd.[2]	127,383	2,851,439
		28,698,411
Austria—0.1%
OMV AG	13,416	588,402

Burkina Faso—0.1%
Endeavour Mining PLC	25,164	519,187

Canada—1.9%
Constellation Software, Inc.	2,949	5,911,844
Fairfax Financial Holdings Ltd.	7,986	6,645,815
		12,557,659
China—1.5%
Alibaba Group Holding Ltd., ADR*	22,922	1,891,982
BeiGene Ltd., ADR*	10,257	1,910,674
Prosus NV	125,784	3,526,207
Wuxi Biologics Cayman, Inc.*,3	363,404	2,259,551
Xinyi Glass Holdings Ltd.	424,000	487,184
		10,075,598
Denmark—4.3%
AP Moller - Maersk AS, Class B2	1,644	2,739,283
Carlsberg AS, Class B2	12,540	1,494,431
Coloplast AS, Class B	27,634	2,881,792
Genmab AS*	15,956	4,510,487
Novo Nordisk AS, ADR	65,442	6,319,734
Novo Nordisk AS, Class B	112,736	10,876,342
		28,822,069
Finland—0.9%
Metso OYJ[1]	57,476	506,388
Nordea Bank Abp	463,855	4,885,421

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Finland—(continued)
Wartsila OYJ Abp[1]	87,889	$1,048,823
		6,440,632
France—8.3%
Air Liquide SA2	4,611	790,105
AXA SA2	53,493	1,585,020
Bouygues SA	155,177	5,458,973
Bureau Veritas SA	33,122	754,445
Capgemini SE2	13,051	2,306,488
Cie de Saint-Gobain SA2	70,050	3,813,113
Covivio SA2	6,376	273,239
Dassault Aviation SA	2,776	551,839
Dassault Systemes SE	79,922	3,292,257
Engie SA2	58,390	928,686
Hermes International SCA[2]	2,076	3,873,453
Kering SA	26,381	10,729,192
Klepierre SA2	2,357	57,237
Legrand SA2	790	68,340
L'Oreal SA2	10,535	4,428,181
LVMH Moet Hennessy Louis Vuitton SE2	7,691	5,506,220
Publicis Groupe SA2	8,586	653,766
Safran SA	39,419	6,158,015
SEB SA	4,402	435,298
Thales SA2	4,591	677,529
TotalEnergies SE2	31,246	2,089,029
Vinci SA2	16,623	1,838,079
		56,268,504
Germany—5.5%
Allianz SE, Registered Shares[2]	37,293	8,735,605
Bayerische Motoren Werke AG2	6,510	605,458
Bechtle AG	10,484	468,559
Continental AG	55,690	3,635,942
Deutsche Post AG2	93,106	3,635,183
Evonik Industries AG	307,933	5,667,470
Fresenius Medical Care AG & Co. KGaA	34,178	1,135,604
Fresenius SE & Co. KGaA	10,355	266,365
GEA Group AG	10,108	345,698
Hannover Rueck SE	4,012	885,903
Heidelberg Materials AG	51,394	3,730,862
Mercedes-Benz Group AG2	53,168	3,128,100
MTU Aero Engines AG	1,312	246,599
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,157	2,872,161
Nemetschek SE	3,359	250,996
Rational AG	1,140	650,118
Telefonica Deutschland Holding AG	72,254	122,837
Vonovia SE2	14,055	323,575

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Germany—(continued)
Wacker Chemie AG	2,650	$325,216
		37,032,251
Hong Kong—1.8%
AIA Group Ltd.[2]	9,200	79,891
Futu Holdings Ltd., ADR*,2	5,871	325,547
Hong Kong & China Gas Co. Ltd.[2]	103,000	71,699
Hong Kong Exchanges & Clearing Ltd.[2]	106,627	3,730,094
Jardine Matheson Holdings Ltd.	91,000	3,687,421
New World Development Co. Ltd.[2]	39,000	71,578
Swire Pacific Ltd., Class A2	25,000	159,696
WH Group Ltd.[3]	6,398,189	3,821,209
		11,947,135
India—1.3%
HDFC Bank Ltd., ADR	87,978	4,975,156
Tata Consultancy Services Ltd.	99,665	4,034,797
		9,009,953
Indonesia—0.7%
Bank Rakyat Indonesia Persero Tbk. PT	14,694,390	4,594,699

Ireland—0.1%
Kingspan Group PLC	10,477	705,090
Smurfit Kappa Group PLC	949	30,934
		736,024
Israel—1.6%
Azrieli Group Ltd.	3,893	167,622
Bank Hapoalim BM	342,483	2,449,762
Bank Leumi Le-Israel BM	386,918	2,492,106
Israel Discount Bank Ltd., Class A	494,587	2,173,875
Mizrahi Tefahot Bank Ltd.	35,916	1,111,658
Teva Pharmaceutical Industries Ltd., ADR*	123,714	1,061,466
Wix.com Ltd.*	13,997	1,118,360
		10,574,849
Italy—5.4%
Assicurazioni Generali SpA	147,706	2,933,979
Coca-Cola HBC AG	92,079	2,390,523
Enel SpA	1,287,605	8,173,177
Eni SpA	215,175	3,517,609
Ferrari NV	15,451	4,677,078
Intesa Sanpaolo SpA	1,392,744	3,629,200
Moncler SpA	41,248	2,142,305
Prysmian SpA[2]	841	31,493
Snam SpA[1]	1,388,267	6,365,955
UniCredit SpA	98,107	2,459,504
		36,320,823
Japan—29.0%
AGC, Inc.	15,200	517,090

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
ANA Holdings, Inc.*	75,100	$1,474,352
Asahi Kasei Corp.[2]	21,700	133,407
Astellas Pharma, Inc.	109,400	1,383,896
Bridgestone Corp.[2]	19,300	730,412
Canon, Inc.[2]	181,900	4,300,239
Central Japan Railway Co.	20,500	461,422
Chubu Electric Power Co., Inc.	199,300	2,408,370
Dai-ichi Life Holdings, Inc.	51,700	1,092,163
Daiwa Securities Group, Inc.[2]	2,300	13,263
ENEOS Holdings, Inc.	265,700	984,529
FANUC Corp.	104,745	2,599,393
Fast Retailing Co. Ltd.[2]	1,800	398,514
Fuji Electric Co. Ltd.	53,900	2,052,222
FUJIFILM Holdings Corp.	101,700	5,562,762
Fujitsu Ltd.	58,900	7,630,345
GMO Payment Gateway, Inc.[2]	13,500	539,180
Hankyu Hanshin Holdings, Inc.	3,700	116,415
Hitachi Ltd.	66,600	4,221,546
Honda Motor Co. Ltd.	1,038,300	10,641,300
Hoya Corp.[2]	11,900	1,145,596
Inpex Corp.	30,300	439,679
Isuzu Motors Ltd.	239,600	2,671,696
ITOCHU Corp.[2]	11,800	425,048
Japan Airlines Co. Ltd.	61,500	1,130,602
Japan Post Bank Co. Ltd.	399,300	3,701,192
Japan Post Holdings Co. Ltd.[2]	149,400	1,322,370
Japan Tobacco, Inc.[2]	173,500	4,038,882
JFE Holdings, Inc.[2]	12,600	175,554
Kajima Corp.	36,000	594,986
Kao Corp.	52,900	1,929,998
KDDI Corp.[2]	36,000	1,076,930
Keyence Corp.[2]	10,886	4,214,171
Kyocera Corp.	72,100	3,553,910
Lasertec Corp.	4,800	792,865
LY Corp.[2]	484,000	1,233,951
M3, Inc.	18,700	288,002
Makita Corp.	41,200	1,064,890
Marubeni Corp.[2]	125,100	1,829,184
Mazda Motor Corp.	276,700	2,674,579
MINEBEA MITSUMI, Inc.	187,200	2,935,163
Mitsubishi Corp.[2]	29,400	1,370,497
Mitsubishi Electric Corp.	216,500	2,482,499
Mitsubishi Heavy Industries Ltd.[2]	23,400	1,205,209
Mitsubishi UFJ Financial Group, Inc.[2]	287,200	2,409,363
Mitsui Chemicals, Inc.[2]	19,200	483,926
Mizuho Financial Group, Inc.	85,400	1,449,954
MS&AD Insurance Group Holdings, Inc.	15,200	556,936
NEC Corp.	25,600	1,232,655

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Nexon Co. Ltd.	122,500	$2,247,783
NIDEC Corp.[2]	38,700	1,419,557
Nintendo Co. Ltd.[2]	25,900	1,070,043
NIPPON EXPRESS HOLDINGS, Inc.	34,000	1,747,443
Nippon Steel Corp.[2]	91,600	1,975,706
Nippon Telegraph & Telephone Corp.	3,114,700	3,665,300
Nissan Motor Co. Ltd.	414,600	1,595,373
Nitto Denko Corp.[2]	27,000	1,747,056
Obayashi Corp.	49,900	427,434
Ono Pharmaceutical Co. Ltd.	111,000	1,916,912
Open House Group Co. Ltd.	15,600	514,181
Oriental Land Co. Ltd.[2]	14,700	475,477
Osaka Gas Co. Ltd.[2]	70,500	1,329,473
Otsuka Corp.	13,800	553,306
Persol Holdings Co. Ltd.	775,000	1,162,046
Recruit Holdings Co. Ltd.[2]	224,356	6,432,892
Renesas Electronics Corp.*,1	148,500	1,950,639
Ricoh Co. Ltd.	125,600	1,018,002
SCSK Corp.	66,800	1,140,293
Secom Co. Ltd.	77,700	5,396,638
Sekisui Chemical Co. Ltd.	284,100	3,891,281
Sekisui House Ltd.	24,600	481,736
SG Holdings Co. Ltd.	31,700	449,335
Shimadzu Corp.	91,800	2,170,730
Shimizu Corp.	39,200	278,966
Shin-Etsu Chemical Co. Ltd.[2]	5,400	161,478
Shionogi & Co. Ltd.	76,300	3,552,879
SoftBank Corp.[2]	137,200	1,551,301
Sony Group Corp.	89,000	7,399,357
Subaru Corp.	95,400	1,651,402
SUMCO Corp.	154,800	2,000,349
Sumitomo Corp.	149,800	2,944,717
Sumitomo Metal Mining Co. Ltd.	116,100	3,261,476
Sumitomo Mitsui Financial Group, Inc.	63,700	3,070,848
Suzuki Motor Corp.	125,163	4,857,827
Takeda Pharmaceutical Co. Ltd.	207,200	5,624,387
Tokio Marine Holdings, Inc.	209,100	4,678,031
Tokyo Electron Ltd.	3,900	515,337
Tokyo Gas Co. Ltd.	169,700	3,810,980
Tosoh Corp.[2]	84,400	1,033,412
Toyota Industries Corp.	79,100	5,862,473
USS Co. Ltd.	57,100	998,045
Welcia Holdings Co. Ltd.	2,800	46,412
Yokogawa Electric Corp.	98,100	1,781,027
		195,550,447
Netherlands—6.8%
Adyen NV*,1,3	4,232	2,854,424
ASM International NV	5,762	2,377,863

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Netherlands—(continued)
ASML Holding NV2	15,285	$9,188,126
ASML Holding NV, Registered Shares	9,427	5,644,982
Koninklijke Philips NV	446,760	8,498,480
NN Group NV	33,466	1,073,334
Shell PLC[2]	416,488	13,422,086
Wolters Kluwer NV1,2	21,415	2,747,673
		45,806,968
New Zealand—0.1%
Xero Ltd.*	14,535	993,718

Norway—1.0%
Aker BP ASA	30,662	883,728
DNB Bank ASA	261,781	4,723,013
Gjensidige Forsikring ASA	29,934	448,913
Norsk Hydro ASA[2]	97,380	555,330
		6,610,984
Portugal—0.3%
Jeronimo Martins SGPS SA	101,295	2,335,343

Singapore—5.0%
CapitaLand Ascendas REIT	7,600	14,440
DBS Group Holdings Ltd.	422,443	10,148,481
Genting Singapore Ltd.	2,607,400	1,638,112
Grab Holdings Ltd., Class A*	76,074	233,547
Jardine Cycle & Carriage Ltd.	26,800	552,074
Oversea-Chinese Banking Corp. Ltd.	393,600	3,649,110
Sea Ltd., ADR*	71,772	2,992,892
Singapore Airlines Ltd.[1]	495,400	2,212,090
Singapore Exchange Ltd.	29,300	202,863
Singapore Telecommunications Ltd.	1,587,100	2,757,862
United Overseas Bank Ltd.	463,998	9,152,216
		33,553,687
Spain—2.6%
Acciona SA	3,760	474,037
ACS Actividades de Construccion y Servicios SA	28,607	1,034,542
Banco Bilbao Vizcaya Argentaria SA	89,269	702,300
Banco Santander SA1	2,184,636	8,034,946
Grifols SA*	132,344	1,485,072
Iberdrola SA2	27,459	305,399
Industria de Diseno Textil SA1,2	152,488	5,263,576
		17,299,872
Sweden—3.3%
Alfa Laval AB	39,824	1,290,567
Assa Abloy AB, Class B	226,050	4,818,272
Atlas Copco AB, Class A2	305,348	3,953,957
Epiroc AB, Class A2	2,118	34,893
H & M Hennes & Mauritz AB, Class B1	58,124	780,877

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Sweden—(continued)
Skandinaviska Enskilda Banken AB, Class A	212,668	$2,373,271
SKF AB, Class B	38,359	621,894
Swedbank AB, Class A	17,066	280,280
Telia Co. AB1	1,386,692	2,939,711
Volvo AB, Class B2	264,153	5,234,242
Volvo Car AB, Class B*,1	54,628	188,417
		22,516,381
Switzerland—5.2%
ABB Ltd., Registered Shares[2]	3,294	110,671
Alcon, Inc.[2]	53,517	3,830,540
Cie Financiere Richemont SA, Class A, Registered Shares[2]	16,946	1,999,212
Logitech International SA, Registered Shares[2]	15,493	1,219,475
Novartis AG, Registered Shares[2]	160,044	14,983,248
Partners Group Holding AG2	1,839	1,947,250
Sandoz Group AG*	67,812	1,763,045
SGS SA, Registered Shares	375	30,626
Sika AG, Registered Shares[2]	14,588	3,491,045
Swiss Prime Site AG, Registered Shares[2]	1,155	107,355
Temenos AG, Registered Shares[1]	67,068	4,831,952
Zurich Insurance Group AG2	979	465,018
		34,779,437
Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	213,000	3,478,824
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,244	4,509,179
		7,988,003
United Kingdom—12.3%
abrdn PLC[2]	76,363	145,784
Ashtead Group PLC	25,659	1,471,606
Associated British Foods PLC[1]	212,758	5,248,324
AstraZeneca PLC[2]	40,994	5,132,597
BAE Systems PLC[2]	233,013	3,133,177
Barratt Developments PLC	80,839	407,687
BP PLC	968,723	5,915,035
British American Tobacco PLC[2]	10,796	322,503
CK Hutchison Holdings Ltd.	1,161,000	5,877,311
Compass Group PLC[2]	91,115	2,297,133
DCC PLC	20,063	1,114,580
HSBC Holdings PLC[2]	793,494	5,729,357
Imperial Brands PLC[2]	376,244	8,015,563
InterContinental Hotels Group PLC	18,266	1,294,375
Kingfisher PLC	1,720,623	4,393,638
Lloyds Banking Group PLC	16,659,432	8,108,124
M&G PLC[2]	90,916	219,547

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
NatWest Group PLC	58,979	$128,327
Persimmon PLC	92,966	1,151,291
RELX PLC[2]	46,979	1,640,868
Rolls-Royce Holdings PLC*	284,630	749,210
Smiths Group PLC	31,104	610,124
SSE PLC[1]	257,648	5,120,382
Taylor Wimpey PLC	23,923	32,311
Tesco PLC	2,488,672	8,166,721
Unilever PLC[2]	4,896	231,878
Vodafone Group PLC[2]	1,609,489	1,481,595
Wise PLC, Class A*,2	35,859	291,453
WPP PLC	569,251	4,901,944
		83,332,445
United States—6.7%
Aptiv PLC*	28,812	2,512,406
Atlassian Corp., Class A*	20,775	3,752,796
Brookfield Renewable Corp., Class A1	76,154	1,733,265
Experian PLC	21,786	660,961
GSK PLC	401,930	7,165,110
James Hardie Industries PLC, CDI*,2	118,432	2,954,809
Monday.com Ltd.*	1,000	129,990
Nestle SA, Registered Shares[2]	38,744	4,178,103
Newmont Corp.*	12,958	496,580
Roche Holding AG2	10,513	2,709,301
Sanofi SA	69,052	6,270,352
SolarEdge Technologies, Inc.*	17,412	1,322,441
Swiss Re AG	35,613	3,891,176
Tenaris SA	161,736	2,562,121
Waste Connections, Inc.	38,448	4,979,016
		45,318,427
Total common stocks (cost—$720,315,259)		750,271,908

Preferred stocks—0.1%
Germany—0.1%
Porsche Automobil Holding SE (cost $1,054,768)	17,742	794,098

Number of shares
Warrant: 0.0%†
Canada: 0.0%†
Constellation Software, Inc. expires 03/31/40*,1,6	2,948	0

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Short-term investments: 0.5%
Investment companies: 0.5%
State Street Institutional U.S. Government Money Market Fund, 5.301%[4] (cost $3,200,677)	3,200,677	$3,200,677

Investment of cash collateral from securities loaned—2.9%
Money market funds—2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[4] (cost $19,415,292)	19,415,292	19,415,292
Total investments before investments sold short (cost—743,985,996)—114.7		773,681,975

Investments sold short: (13.3)%
Common stocks—(13.2)%
Australia—(0.6)%
Commonwealth Bank of Australia	(4,266)	(262,427)
Goodman Group	(10,089)	(133,496)
Mineral Resources Ltd.	(48,992)	(1,805,709)
Mirvac Group	(190,260)	(220,750)
Reece Ltd.	(28,948)	(322,762)
Santos Ltd.	(21,718)	(105,972)
Treasury Wine Estates Ltd.	(102,451)	(789,298)
Washington H Soul Pattinson & Co. Ltd.	(20,603)	(438,923)
		(4,079,337)
Austria—(0.1)%
Mondi PLC	(39,760)	(643,138)
voestalpine AG	(4,055)	(101,257)
		(744,395)
Belgium—(0.6)%
D'ieteren Group	(4,771)	(708,688)
Groupe Bruxelles Lambert NV	(17,680)	(1,293,125)
Sofina SA	(4,322)	(821,069)
Solvay SA	(12,988)	(1,373,034)
		(4,195,916)
China—(0.1)%
Wilmar International Ltd.	(324,300)	(843,110)

Denmark—(0.5)%
Danske Bank AS	(13,735)	(322,206)
Novozymes AS, Class B	(646)	(29,033)
Vestas Wind Systems AS	(128,878)	(2,793,400)
		(3,144,639)

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Finland—(0.9)%
Neste OYJ	(14,564)	$(489,466)
Nokia OYJ	(440,859)	(1,468,361)
Stora Enso OYJ, Class R	(56,186)	(675,265)
UPM-Kymmene OYJ	(97,674)	(3,289,261)
		(5,922,353)
France—(0.6)%
BioMerieux	(19,776)	(1,898,742)
Remy Cointreau SA	(7,805)	(886,809)
Renault SA	(17,337)	(608,255)
Societe Generale SA	(32,987)	(741,276)
		(4,135,082)
Germany—(0.3)%
Siemens Energy AG	(199,872)	(1,777,047)

Hong Kong—(0.6)%
CK Infrastructure Holdings Ltd.	(55,500)	(257,245)
Henderson Land Development Co. Ltd.	(24,000)	(62,795)
MTR Corp. Ltd.	(104,500)	(390,640)
Power Assets Holdings Ltd.	(204,000)	(975,288)
Prudential PLC	(127,535)	(1,333,554)
Sino Land Co. Ltd.	(376,851)	(376,221)
Sun Hung Kai Properties Ltd.	(37,500)	(385,076)
Wharf Real Estate Investment Co. Ltd.	(48,000)	(167,906)
		(3,948,725)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(734,666)

Italy—(0.3)%
Davide Campari-Milano NV	(92,300)	(1,020,263)
Telecom Italia SpA	(4,258,137)	(1,100,995)
		(2,121,258)
Japan—(5.3)%
Asahi Intecc Co. Ltd.	(8,600)	(144,503)
Azbil Corp.	(3,100)	(91,601)
CyberAgent, Inc.	(181,600)	(953,300)
Daiwa House REIT Investment Corp.	(263)	(465,444)
Eisai Co. Ltd.	(38,400)	(2,034,368)
FANUC Corp.	(161,400)	(4,005,366)
Hamamatsu Photonics KK	(27,900)	(1,036,290)
Ibiden Co. Ltd.	(4,300)	(183,337)
JSR Corp.	(60,800)	(1,627,369)
Kao Corp.	(11,900)	(434,158)
Keisei Electric Railway Co. Ltd.	(56,000)	(2,109,499)
Kobe Bussan Co. Ltd.	(13,500)	(334,099)
Konami Group Corp.	(18,900)	(979,060)
Kose Corp.	(17,000)	(1,126,267)
Kubota Corp.	(73,900)	(993,899)
Kurita Water Industries Ltd.	(49,300)	(1,497,902)

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
MatsukiyoCocokara & Co.	(38,400)	$(673,604)
Mitsui Fudosan Co. Ltd.	(20,000)	(433,497)
Nippon Building Fund, Inc.	(100)	(401,793)
Nippon Prologis REIT, Inc.	(234)	(416,374)
Nissin Foods Holdings Co. Ltd.	(400)	(34,803)
Nitori Holdings Co. Ltd.	(20,600)	(2,230,872)
Nomura Holdings, Inc.	(104,200)	(402,567)
Olympus Corp.	(75,100)	(1,002,987)
Rakuten Group, Inc.	(137,900)	(510,081)
Resona Holdings, Inc.	(49,000)	(261,823)
Sharp Corp.	(77,700)	(485,797)
Shimano, Inc.	(10,300)	(1,482,232)
Shiseido Co. Ltd.	(46,500)	(1,474,769)
Sumitomo Chemical Co. Ltd.	(82,500)	(209,695)
Sumitomo Metal Mining Co. Ltd.	(85,600)	(2,404,671)
Taisei Corp.	(5,800)	(196,694)
TOTO Ltd.	(1,000)	(24,112)
Yamaha Corp.	(60,400)	(1,613,279)
Yaskawa Electric Corp.	(104,600)	(3,423,885)
		(35,699,997)
Macau—(0.2)%
Sands China Ltd.	(391,600)	(1,054,207)

Netherlands—(0.7)%
Aegon Ltd.	(30,060)	(146,190)
Argenx SE	(876)	(412,054)
Heineken NV	(15,573)	(1,399,132)
JDE Peet's NV	(16,381)	(454,933)
OCI NV	(45,691)	(1,064,636)
Randstad NV	(22,841)	(1,182,816)
		(4,659,761)
New Zealand—(0.1)%
Mercury NZ Ltd.	(192,256)	(661,349)

Singapore—(0.3)%
Keppel Corp. Ltd.	(470,600)	(2,136,215)
Keppel REIT	(94,120)	(54,652)
UOL Group Ltd.	(35,400)	(152,462)
		(2,343,329)
Spain—(0.0)%†
EDP Renovaveis SA	(2,060)	(33,139)

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Sweden—(1.2)%
Boliden AB	(30,844)	$(790,629)
EQT AB	(40,503)	(739,982)
Hexagon AB, Class B	(107,024)	(872,206)
Industrivarden AB, Class C	(11,894)	(306,738)
Investor AB, Class B	(142,363)	(2,613,371)
L E Lundbergforetagen AB, Class B	(6,174)	(252,146)
Svenska Cellulosa AB SCA, Class B	(192,819)	(2,645,757)
		(8,220,829)
Switzerland—(0.1)%
Bachem Holding AG	(9,951)	(722,872)
EMS-Chemie Holding AG, Registered Shares	(190)	(129,971)
		(852,843)
United Kingdom—(0.3)%
Berkeley Group Holdings PLC	(6,607)	(324,778)
Croda International PLC	(8,890)	(473,803)
London Stock Exchange Group PLC	(6,904)	(696,579)
National Grid PLC	(2,729)	(32,538)
Ocado Group PLC	(32,802)	(186,155)
Phoenix Group Holdings PLC	(7,760)	(42,865)
		(1,756,718)
United States—(0.3)%
Ferrovial SE	(10,491)	(315,738)
Haleon PLC	(272,140)	(1,090,760)
QIAGEN NV	(16,704)	(622,526)
		(2,029,024)
Total common stocks (cost—$(101,652,297))		(88,957,724)

Preferred stocks: (0.1)%
Sartorius AG	(2,596)	(650,661)
Total preferred stocks (cost—$(887,859))		(650,661)
Total investments sold short (proceeds—$(102,540,156))		(89,608,385)
Total investments (cost $641,445,840)[5]—101.4%		684,073,590
Liabilities in excess of other assets—(1.4)%		(9,370,885)
Net assets—100.0%		$674,702,705

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE International Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$60,230,717	$690,041,191	$—	$750,271,908
Preferred stocks	—	794,098	—	794,098
Warrant	—	—	0	0
Investment companies	—	3,200,677	—	3,200,677
Investment of cash collateral from securities loaned	—	19,415,292	—	19,415,292
Total	$60,230,717	$713,451,258	$0	$773,681,975

Liabilities
Investments sold short
Common stocks	—	(88,957,724)	—	(88,957,724)
Preferred stocks	—	(650,661)	—	(650,661)
Total	$—	$(89,608,385)	$—	$(89,608,385)

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security, or portion thereof, pledged as collateral for investments sold short.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,935,184, represented 1.3% of the Portfolios net assets at period end.
4	Rates shown reflect yield at October 31, 2023.
5	Includes $28,658,406 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $19,415,292 and non-cash collateral of $10,986,231.

6	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

PACE International Emerging Markets Equity Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2023

Common stocks
Automobile components	0.5%
Automobiles	2.1
Banks	15.1
Beverages	2.8
Broadline retail	7.2
Capital markets	1.4
Chemicals	0.8
Construction materials	0.2
Consumer finance	0.2
Consumer staples distribution & retail	3.5
Diversified telecommunication services	0.4
Electrical equipment	2.6
Electronic equipment, instruments & components	2.1
Financial services	0.7
Food products	1.9
Ground transportation	1.6
Health care providers & services	1.0
Hotels, restaurants & leisure	3.1
Household durables	2.4
Independent power and renewable electricity producers	0.7
Insurance	3.0
Interactive media & services	7.7
IT services	1.7
Machinery	1.8
Metals & mining	3.5
Oil, gas & consumable fuels	5.2
Paper & forest products	0.3
Passenger airlines	1.4
Personal care products	0.4
Pharmaceuticals	0.7
Real estate management & development	2.0
Semiconductors & semiconductor equipment	11.6
Software	0.7
Specialty retail	0.3
Technology hardware, storage & peripherals	4.6
Textiles, apparel & luxury goods	1.3
Transportation infrastructure	1.7
Wireless telecommunication services	0.8
Total common stocks	99.0
Preferred stocks
Banks	0.5
Rights	0.0
Short-term investments	0.8
Investment of cash collateral from securities loaned	0.2%
Total investments	100.5
Liabilities in excess of other assets	(0.5)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—99.0%
Brazil—12.7%
Atacadao SA	599,000	$1,065,707
B3 SA - Brasil Bolsa Balcao	816,100	1,796,739
Banco Bradesco SA, ADR	1,145,785	3,196,740
Banco Bradesco SA	398,420	971,207
Banco BTG Pactual SA	411,300	2,414,733
Banco do Brasil SA	240,700	2,308,295
Localiza Rent a Car SA	136,056	1,372,771
Locaweb Servicos de Internet SA1	1,130,600	1,219,907
MercadoLibre, Inc.*	5,031	6,242,163
Petroleo Brasileiro SA, ADR	378,760	5,681,400
Raia Drogasil SA	325,044	1,663,338
Rumo SA	891,872	3,946,579
Sendas Distribuidora SA	610,600	1,324,930
Suzano SA	115,400	1,180,379
TOTVS SA	461,000	2,314,258
Vale SA, ADR	179,858	2,465,853
WEG SA	548,800	3,593,175
		42,758,174
Canada—0.6%
Ivanhoe Mines Ltd., Class A*,2	286,909	2,114,447

China—30.4%
Airtac International Group	88,000	2,893,227
Alibaba Group Holding Ltd.*	1,017,839	10,478,727
Alibaba Group Holding Ltd., ADR*	22,590	1,864,579
ANTA Sports Products Ltd.	318,200	3,598,679
Baidu, Inc., ADR*	31,774	3,336,270
Baidu, Inc., Class A*	118,630	1,557,470
Bank of China Ltd., Class A	6,492,400	3,460,645
China International Capital Corp. Ltd., Class H1	307,383	489,586
China Mengniu Dairy Co. Ltd.	277,000	904,443
China Merchants Port Holdings Co. Ltd.	1,799,793	2,291,017
China Overseas Land & Investment Ltd.	1,455,500	2,746,687
China Resources Power Holdings Co. Ltd.	1,144,000	2,216,946
Contemporary Amperex Technology Co. Ltd., Class A	106,040	2,692,547
Country Garden Services Holdings Co. Ltd.[2]	1,615,152	1,410,846
Geely Automobile Holdings Ltd.	1,623,727	1,843,457
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,082,900	5,022,573
Hello Group, Inc., ADR	83,784	593,191
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	152,100	2,536,232
Kanzhun Ltd., ADR*	27,810	411,588
Kuaishou Technology*,1	475,407	3,061,548

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
China—(continued)
Kweichow Moutai Co. Ltd., Class A	25,700	$5,918,804
Lenovo Group Ltd.	1,636,000	1,903,864
Li Auto, Inc., Class A*	48,251	816,099
Lizhong Sitong Light Alloys Group Co. Ltd., Class A	199,047	606,419
Longfor Group Holdings Ltd.[1]	891,000	1,297,082
Midea Group Co. Ltd., Class A	362,600	2,623,060
PDD Holdings, Inc., ADR*	31,239	3,168,259
PICC Property & Casualty Co. Ltd., Class H	2,160,000	2,466,623
Ping An Insurance Group Co. of China Ltd., Class A	388,100	2,411,384
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	855,800	1,463,626
Shenzhen Inovance Technology Co. Ltd., Class A	208,700	1,725,115
Silergy Corp.	45,000	402,203
Suofeiya Home Collection Co. Ltd., Class A	119,200	293,350
Tencent Holdings Ltd.	416,911	15,429,347
Trip.com Group Ltd., ADR*	63,178	2,148,052
Will Semiconductor Co. Ltd. Shanghai, Class A	54,510	822,414
XPeng, Inc., ADR*	62,771	908,924
XPeng, Inc., Class A*,2	54,800	398,219
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	59,751	2,044,714
Zijin Mining Group Co. Ltd., Class H	1,368,000	2,116,174
		102,373,990
Czech Republic—0.3%
Komercni Banka AS	33,484	981,367

Ghana—0.4%
Kosmos Energy Ltd.*	168,698	1,221,374

Greece—0.2%
Eurobank Ergasias Services & Holdings SA, Class A*	406,888	665,068

Hong Kong—2.1%
AIA Group Ltd.	245,600	2,132,742
Melco Resorts & Entertainment Ltd., ADR*	255,546	2,156,808
WH Group Ltd.[1]	4,491,683	2,682,581
		6,972,131
Hungary—0.5%
OTP Bank Nyrt	46,394	1,726,785

India—12.1%
Apollo Hospitals Enterprise Ltd.	20,189	1,169,005
Asian Paints Ltd.	33,597	1,210,205
Bajaj Finance Ltd.	8,798	791,991
Britannia Industries Ltd.	21,669	1,152,689

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
India—(continued)
Dr Reddy's Laboratories Ltd.	3,951	$255,016
Havells India Ltd.	84,457	1,264,453
HDFC Bank Ltd.	351,946	6,245,116
Hindustan Unilever Ltd.	46,759	1,395,447
ICICI Bank Ltd.	156,077	1,717,128
Infosys Ltd.	132,163	2,173,522
InterGlobe Aviation Ltd.*,1	163,415	4,820,167
Kotak Mahindra Bank Ltd.	106,529	2,226,970
Mahindra & Mahindra Ltd.	79,222	1,388,387
Maruti Suzuki India Ltd.	12,918	1,613,156
One 97 Communications Ltd.*	96,485	1,067,806
Pidilite Industries Ltd.	49,360	1,457,354
Reliance Industries Ltd.	246,848	6,787,771
State Bank of India, GDR	35,818	2,427,910
Titan Co. Ltd.	23,367	895,792
Varun Beverages Ltd.	79,459	867,282
		40,927,167
Indonesia—3.6%
Bank Central Asia Tbk. PT	11,497,400	6,334,154
Bank Mandiri Persero Tbk. PT	2,883,692	1,030,205
Bank Rakyat Indonesia Persero Tbk. PT	11,788,214	3,685,985
Telkom Indonesia Persero Tbk. PT	5,735,100	1,257,224
		12,307,568
Macau—1.2%
Galaxy Entertainment Group Ltd.	355,000	1,995,619
Sands China Ltd.*	824,000	2,218,249
		4,213,868
Mexico—2.0%
Cemex SAB de CV, ADR*	134,313	801,849
Grupo Aeroportuario del Pacifico SAB de CV, Class B	111,383	1,299,293
Wal-Mart de Mexico SAB de CV	1,300,800	4,655,867
		6,757,009
Poland—0.6%
Powszechna Kasa Oszczednosci Bank Polski SA*	76,873	796,309
Powszechny Zaklad Ubezpieczen SA	111,037	1,256,481
		2,052,790
Russia—0.0%†
Alrosa PJSC[3,4]	215,380	0
Rosneft Oil Co. PJSC[3,4]	126,429	0
		0
Saudi Arabia—1.5%
Saudi Arabian Oil Co.[1]	432,947	3,846,454
Saudi National Bank	127,547	1,141,309
		4,987,763

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
South Africa—2.8%
Absa Group Ltd.	126,037	$1,150,042
Capitec Bank Holdings Ltd.	11,165	992,062
Gold Fields Ltd., ADR	152,346	1,983,545
MTN Group Ltd.	551,321	2,693,721
Naspers Ltd., Class N*	15,933	2,490,948
		9,310,318
South Korea—10.4%
DB Insurance Co. Ltd.	30,701	1,997,373
Hana Financial Group, Inc.	56,754	1,650,222
Hyundai Mobis Co. Ltd.	10,738	1,662,938
KB Financial Group, Inc.	48,457	1,847,095
NAVER Corp.	11,648	1,628,427
Samsung Electronics Co. Ltd.	271,679	13,522,789
Samsung SDI Co. Ltd.	7,446	2,357,662
SK Hynix, Inc.	110,019	9,554,281
WONIK IPS Co. Ltd.	46,203	1,033,057
		35,253,844
Taiwan—10.3%
Alchip Technologies Ltd.	32,000	2,624,524
ASPEED Technology, Inc.	11,000	879,095
Chailease Holding Co. Ltd.	261,000	1,415,807
eMemory Technology, Inc.	20,000	1,253,029
Global Unichip Corp.	27,000	1,206,712
MediaTek, Inc.	156,469	4,083,739
Taiwan Semiconductor Manufacturing Co. Ltd.	376,475	6,148,780
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,295	11,073,141
Unimicron Technology Corp.	466,000	2,078,319
Voltronic Power Technology Corp.	32,000	1,283,325
Yageo Corp.	106,000	1,728,175
Zhen Ding Technology Holding Ltd.	312,000	943,313
		34,717,959
Thailand—3.0%
Airports of Thailand PCL*	1,196,000	2,220,513
Bangkok Dusit Medical Services PCL, Class F	2,809,900	2,071,357
CP ALL PCL	1,283,200	1,972,112
Kasikornbank PCL	598,300	2,188,132
SCB X PCL	584,500	1,602,551
		10,054,665
Turkey—1.1%
Akbank TAS	1,256,419	1,308,879
BIM Birlesik Magazalar AS	112,696	1,083,827
Turkiye Garanti Bankasi AS	782,259	1,300,321
		3,693,027

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Arab Emirates—0.6%
Abu Dhabi National Oil Co. for Distribution PJSC	1,085,947	$993,498
Aldar Properties PJSC	672,378	952,460
		1,945,958
United States—1.7%
Globant SA*	13,445	2,289,549
JBS SA	412,800	1,639,983
Las Vegas Sands Corp.	37,862	1,796,931
		5,726,463
Vietnam—0.5%
Hoa Phat Group JSC*	1,340,835	1,258,202
Vincom Retail JSC*	560,420	507,490
		1,765,692
Zambia—0.4%
First Quantum Minerals Ltd.[2]	114,731	1,329,531
Total common stocks (cost—$357,257,543)		333,856,958

Preferred stocks—0.5%
Brazil—0.5%
Itau Unibanco Holding SA (cost $1,698,151)	302,500	1,609,174

Rights: 0.0%†
Localiza Rent a Car SA expires 11/10/23* (cost $0)	863	1,198

Short-term investments: 0.8%
Investment companies: 0.8%
State Street Institutional U.S. Government Money Market Fund, 5.301%[5] (cost $2,668,791)	2,668,791	2,668,791

Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[5] (cost $822,686)	822,686	822,686
Total investments (cost $362,447,171)[6]—100.5%		338,958,807
Liabilities in excess of other assets—(0.5)%		(1,841,273)
Net assets—100.0%		$337,117,534

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE International Emerging Markets Equity Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$87,551,355	$246,305,603	$0	$333,856,958
Preferred stocks	1,609,174	—	—	1,609,174
Rights	1,198	—	—	1,198
Investment companies	—	2,668,791	—	2,668,791
Investment of cash collateral from securities loaned	—	822,686	—	822,686
Total	$89,161,727	$249,797,080	$0	$338,958,807

At October 31, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,417,325, represented 5.2% of the Portfolios net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
4	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
5	Rates shown reflect yield at October 31, 2023.
6	Includes $3,497,681 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $822,687 and non-cash collateral of $2,985,716.

PACE Global Real Estate Securities Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2023

Common stocks
Capital markets	0.5%
Diversified REITs	0.7
Diversified telecommunication services	2.2
Health care providers & services	3.7
Health care REITs	0.6
Industrial REITs	20.1
Office REITs	3.9
Real estate management & development	15.8
Residential REITs	16.4
Retail REITs	12.0
Specialized REITs	22.8
Total common stocks	98.7
Short-term investments	1.7
Investment of cash collateral from securities loaned	3.0%
Total investments	103.4
Liabilities in excess of other assets	(3.4)
Net assets	100.0%

1	The portfolio is actively managed and its composition will vary over time.

PACE Global Real Estate Securities Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—98.7%
Australia—4.3%
Goodman Group[1]	118,996	$1,574,542
National Storage REIT	594,955	758,558
Rural Funds Group[1]	108,391	123,557
		2,456,657
Belgium—1.2%
Shurgard Self Storage Ltd.	18,164	679,782

Canada—3.3%
Brookfield Asset Management Ltd., Class A1	10,410	298,394
Canadian Apartment Properties REIT	17,903	526,988
Granite Real Estate Investment Trust	22,309	1,015,910
		1,841,292
Germany—1.7%
LEG Immobilien SE*	4,175	260,986
Vonovia SE	30,009	690,870
		951,856
Hong Kong—1.4%
Sino Land Co. Ltd.	414,000	413,307
Swire Properties Ltd.	194,800	377,173
		790,480
Japan—7.1%
Heiwa Real Estate Co. Ltd.	12,700	325,105
Japan Logistics Fund, Inc.	327	605,698
Japan Metropolitan Fund Invest	618	398,824
Katitas Co. Ltd.[1]	55,900	746,121
Mitsui Fudosan Co. Ltd.	57,900	1,254,974
Nomura Real Estate Holdings, Inc.	14,600	340,999
Star Asia Investment Corp.	977	368,111
		4,039,832
Mexico—2.8%
Corp. Inmobiliaria Vesta SAB de CV1	296,914	930,975
Prologis Property Mexico SA de CV	184,400	660,829
		1,591,804
Singapore—3.2%
Capitaland India Trust	523,561	366,987
CapitaLand Investment Ltd.	504,000	1,082,180
Parkway Life Real Estate Investment Trust	140,200	343,947
		1,793,114
Spain—1.2%
Cellnex Telecom SA*,2	24,032	706,447

Switzerland—0.6%
PSP Swiss Property AG	2,866	352,630

United Kingdom—7.9%
Big Yellow Group PLC	66,428	772,563
Grainger PLC	403,238	1,116,052
Segro PLC	98,886	859,531
Shaftesbury Capital PLC	849,034	1,076,316

PACE Global Real Estate Securities Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
UNITE Group PLC	59,706	$631,840
		4,456,302
United Republic Of Tanzania—1.0%
Helios Towers PLC*,1	742,372	547,573

United States—63.0%
Alexandria Real Estate Equities, Inc.	12,891	1,200,539
American Homes 4 Rent, Class A	39,340	1,287,992
AvalonBay Communities, Inc.	8,935	1,480,887
Boston Properties, Inc.	13,339	714,570
Brixmor Property Group, Inc.	60,092	1,249,313
CubeSmart	26,229	894,147
Douglas Emmett, Inc.	25,919	290,552
Encompass Health Corp.	13,927	871,273
Equinix, Inc.	5,581	4,072,121
Equity LifeStyle Properties, Inc.	32,451	2,135,276
Essex Property Trust, Inc.	7,617	1,629,429
Extra Space Storage, Inc.	15,784	1,635,064
Farmland Partners, Inc.[1]	28,609	298,106
Federal Realty Investment Trust	14,841	1,353,351
Lamar Advertising Co., Class A	6,120	503,492
NNN REIT, Inc.	37,461	1,360,958
Phillips Edison & Co., Inc.	37,986	1,341,286
Prologis, Inc.	56,120	5,654,090
Rayonier, Inc.	51,004	1,287,341
Rexford Industrial Realty, Inc.	22,397	968,446
SBA Communications Corp.	6,086	1,269,722
Sun Communities, Inc.	14,029	1,560,586
Universal Health Services, Inc., Class B	9,832	1,237,750
Weyerhaeuser Co.	44,882	1,287,664
		35,583,955
Total common stocks (cost—$70,482,420)		55,791,724

Short-term investments: 1.7%
Investment companies: 1.7%
State Street Institutional U.S. Government Money Market Fund, 5.301%[3] (cost $967,738)	967,738	967,738

PACE Global Real Estate Securities Investments
Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—3.0%
Money market funds—3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.404%[3] (cost $1,690,242)	1,690,242	$1,690,242
Total investments (cost $73,140,400)[4]—103.4%		58,449,704
Liabilities in excess of other assets—(3.4)%		(1,948,390)
Net assets—100.0%		$56,501,314

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$39,017,051	$16,774,673	$—	$55,791,724
Investment companies	—	967,738	—	967,738
Investment of cash collateral from securities loaned	—	1,690,242	—	1,690,242
Total	$39,017,051	$19,432,653	$—	$58,449,704

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $706,447, represented 1.3% of the Portfolios net assets at period end.
3	Rates shown reflect yield at October 31, 2023.
4	Includes $1,863,568 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,690,242 and non-cash collateral of $268,654.

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of October 31, 2023

Common stocks
Aerospace & defense	0.9%
Air freight & logistics	0.0	†
Automobile components	0.1
Automobiles	0.5
Banks	1.5
Beverages	0.5
Biotechnology	1.1
Broadline retail	0.2
Building products	0.6
Capital markets	1.9
Chemicals	0.1
Commercial services & supplies	1.1
Communications equipment	0.1
Construction & engineering	1.2
Construction materialsx	0.7
Consumer finance	0.0	†
Consumer staples distribution & retail	0.8
Containers & packaging	0.0	†
Distributors	0.0	†
Diversified consumer services	0.0	†
Diversified telecommunication services	1.3
Electric utilities	0.8
Electrical equipment	0.4
Electronic equipment, instruments & components	0.4
Energy equipment & services	0.1
Entertainment	0.1
Financial services	0.9
Food products	0.7
Gas utilities	0.0	†
Ground transportation	1.0
Health care equipment & supplies	0.0	†
Health care providers & services	1.2
Health care REITs	0.1
Health care technology	0.0	†
Hotel & resort REITs	0.3
Hotels, restaurants & leisure	1.3
Household durables	1.0
Household products	0.7
Independent power and renewable electricity producers	0.3
Industrial conglomerates	0.8
Insurance	0.9
Interactive media & services	1.7
IT services	0.4
Leisure products	0.0	†
Life sciences tools & services	0.0	†
Machinery	1.0
Marine transportation	0.0	†
Media	0.2
Metals & mining	0.7
Multi-utilities	0.3

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

Oil, gas & consumable fuels	1.9%
Paper & forest products	0.0	†
Passenger airlines	0.0	†
Personal care products	0.1
Pharmaceuticals	0.6
Professional services	0.3
Real estate management & development	0.2
Residential REITs	0.5
Retail REITs	0.5
Semiconductors & semiconductor equipment	1.1
Software	2.4
Specialized REITs	0.2
Specialty retail	0.3
Technology hardware, storage & peripherals	0.5
Textiles, apparel & luxury goods	0.1
Tobacco	0.2
Trading companies & distributors	1.2
Transportation infrastructure	0.0	†
Water utilities	0.0	†
Wireless telecommunication services	0.4
Total common stocks	38.4
Preferred stocks
Automobiles	0.2
Exchange traded funds	0.5
Investment companies	10.5
Warrant
Software	0.0	†
Corporate bonds
Airlines	0.5
Auto manufacturers	0.0	†
Chemicals	0.0	†
Computers	0.4
Electric	1.0
Entertainment	1.1
Healthcare-products	0.0	†
Internet	3.3
Leisure time	2.5
Oil & gas	0.9
Retail	1.0
Software	0.1
Total corporate bonds	10.8

Short-term investments	30.2

Equity and foreign exchange options purchased
Call options	0.3
Put options	0.5
Total equity and foreign exchange options purchased	0.8
Total investments before investments sold short	91.4

Investments sold short
Common stocks
Aerospace & defense	(0.4)
Air freight & logistics	(0.1)

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

Automobile components	(0.2)%
Automobiles	(0.4)
Banks	(0.8)
Beverages	(0.0)†
Biotechnology	(0.3)
Broadline retail	(0.1)
Building products	(0.2)
Capital markets	(0.4)
Chemicals	(0.2)
Commercial services & supplies	(0.1)
Communications equipment	(0.0)†
Construction & engineering	(0.1)
Construction materials	(0.0)†
Consumer finance	(0.2)
Consumer staples distribution & retail	(0.2)
Containers & packaging	(0.0)†
Distributors	(0.0)†
Diversified telecommunication services	(0.5)
Electric utilities	(0.3)
Electrical equipment	(0.4)
Energy equipment & services	(1.0)
Entertainment	(1.0)
Financial services	(0.3)
Food products	(0.3)
Ground transportation	(0.7)
Health care equipment & supplies	(0.0)†
Health care providers & services	(0.1)
Hotels, restaurants & leisure	(3.5)
Household durables	(0.0)†
Independent power and renewable electricity producers	(0.1)
Industrial REITs	(0.2)
Insurance	(0.2)
Interactive media & services	(0.2)
IT services	(0.4)
Leisure products	(0.1)
Machinery	(0.4)
Media	(0.4)
Metals & mining	(0.5)
Mortgage real estate investment	(0.1)
Multi-utilities	(0.0)†
Office REITs	(0.1)
Oil, gas & consumable fuels	(1.0)
Passenger airlines	(0.1)
Pharmaceuticals	(0.5)
Professional services	(0.3)
Real estate management & development	(0.4)
Retail REITs	(0.2)
Semiconductors & semiconductor equipment	(0.3)
Software	(3.5)
Specialized REITs	(0.1)
Specialty retail	(0.8)

PACE Alternative Strategies Investments

Portfolio statistics and industry diversification – (unaudited)1

Technology hardware, storage & peripherals	(0.5)%
Textiles, apparel & luxury goods	(0.1)
Water utilities	(0.0)†
Total common stocks	(22.3)

Preferred stocks
Life sciences tools & services	(0.0)†
Exchange traded funds	(2.9)%
Investment companies	(0.4)%

Corporate bonds
Retail	(0.0)†
Total investments sold short	(25.6)
Other assets in excess of liabilities	34.2
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The portfolio is actively managed and its composition will vary over time.

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—38.4%
Australia—0.2%
Glencore PLC	21,660	$114,729
Helia Group Ltd.	18,781	43,192
Rio Tinto Ltd.	5,746	429,215
Rio Tinto PLC	953	60,802
		647,938
Austria—0.1%
Mondi PLC	7,336	118,664
OMV AG	2,610	114,470
Verbund AG	723	62,819
		295,953
Belgium—0.0%†
Ageas SA	2,835	108,900
Solvay SA	636	67,235
		176,135
Bermuda—0.0%†
Teekay Corp.*	1,367	9,610

Brazil—0.0%†
Yara International ASA	2,462	80,561

Canada—6.2%
Aecon Group, Inc.	10,600	77,966
Agnico Eagle Mines Ltd.[1]	13,050	612,175
Alimentation Couche-Tard, Inc.[1]	6,440	350,572
Black Diamond Group Ltd.	90,550	410,062
Boardwalk Real Estate Investment Trust[1]	10,750	502,015
Brookfield Infrastructure Corp., Class A	121	3,117
Brookfield Infrastructure Partners LP1	4,320	97,805
Cameco Corp.[1]	4,260	174,277
Canadian Apartment Properties REIT[1]	19,330	568,993
Canadian Pacific Kansas City Ltd.[1]	21,510	1,526,565
Canadian Utilities Ltd., Class A	400	8,463
Cenovus Energy, Inc.[1]	28,970	552,748
Chartwell Retirement Residences[1]	202,138	1,480,961
Crescent Point Energy Corp.[1]	28,480	228,125
Docebo, Inc.*,1	7,530	297,182
Dollarama, Inc.[1]	3,230	220,574
Element Fleet Management Corp.[1]	17,180	232,412
Empire Co. Ltd., Class A	15,200	416,513
Enerflex Ltd.[1]	76,730	305,426
Fairfax Financial Holdings Ltd.[1]	2,340	1,947,309
George Weston Ltd.[1]	1,910	207,177
Gildan Activewear, Inc.[1]	6,410	182,108
Headwater Exploration, Inc.[1]	10,810	58,152
Imperial Oil Ltd.	4,700	267,850
InterRent Real Estate Investment Trust[1]	96,860	821,398
Kinaxis, Inc.*,1	2,820	275,381

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Canada—(continued)
Kinross Gold Corp.	16,500	$86,144
Linamar Corp.[1]	3,250	140,523
Manulife Financial Corp.	7,400	128,816
Open Text Corp.	13,700	457,408
Parkit Enterprise, Inc.*	471,798	156,500
Power Corp. of Canada	2,800	67,458
RB Global, Inc.[1]	40,610	2,655,894
Rogers Communications, Inc., Class B1	37,063	1,373,555
Saputo, Inc.[1]	14,730	297,415
SNC-Lavalin Group, Inc.[1]	87,930	2,442,447
Spartan Delta Corp.	15,300	49,207
Tamarack Valley Energy Ltd.[1]	214,590	648,374
TC Energy Corp.[1]	16,020	551,889
TECSYS, Inc.	14,580	278,615
Teekay Tankers Ltd., Class A	212	10,536
Torex Gold Resources, Inc.*	5,200	50,134
Vermilion Energy, Inc.[1]	34,510	497,634
		21,717,875
Cayman Islands—0.0%†
Consolidated Water Co. Ltd.	154	4,546
Patria Investments Ltd., Class A	641	8,263
		12,809
Chile—0.0%†
Sociedad Quimica y Minera de Chile SA, ADR	2,874	139,102

China—0.0%†
NIO, Inc.*	9,987	72,905
Wilmar International Ltd.	37,800	98,272
		171,177
Denmark—0.2%
AP Moller - Maersk AS, Class B	70	116,636
Danske Bank AS	3,236	75,913
Novo Nordisk AS, Class B	4,868	469,646
		662,195
France—0.6%
Atos SE*	1,715	12,025
Carrefour SA	11,228	196,843
Cie de Saint-Gobain SA	2,145	116,761
Cie Generale des Etablissements Michelin SCA	3,958	117,586
Eurazeo SE	9,384	529,039
Renault SA	5,004	175,562
SCOR SE	1,969	58,783
Societe Generale SA	10,709	240,650
Thales SA	3,682	543,381
TotalEnergies SE	1,813	121,213
		2,111,843

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Georgia—0.1%
Bank of Georgia Group PLC	5,087	$205,958

Germany—1.0%
Bayerische Motoren Werke AG	1,186	110,303
Commerzbank AG	87,633	945,170
Daimler Truck Holding AG	16,107	506,086
Deutsche Bank AG, Registered Shares	52,704	579,984
Heidelberg Materials AG	15,770	1,144,797
Mercedes-Benz Group AG	442	26,005
Talanx AG	950	59,868
thyssenkrupp AG	16,848	117,425
		3,489,638
Hong Kong—0.6%
Jardine Matheson Holdings Ltd.	14,100	571,347
New World Development Co. Ltd.	144,000	264,286
Swire Pacific Ltd., Class A	51,000	325,780
WH Group Ltd.2	1,505,500	899,134
		2,060,547
Ireland—0.1%
AerCap Holdings NV*,1	4,655	289,169
Ardmore Shipping Corp.	1,042	13,848
		303,017
Israel—0.0%†
Sapiens International Corp. NV	159	4,054

Italy—0.4%
Azimut Holding SpA	5,621	118,440
Eni SpA	7,402	121,005
Intesa Sanpaolo SpA	173,650	452,496
UniCredit SpA	29,726	745,219
		1,437,160
Japan—1.7%
Allegro MicroSystems, Inc.*	445	11,552
Chubu Electric Power Co., Inc.	91,800	1,109,325
Hitachi Ltd.	2,236	141,732
Inpex Corp.	5,000	72,554
JFE Holdings, Inc.	54,400	757,948
Komatsu Ltd.	12,200	280,312
Marubeni Corp.	8,100	118,436
Mitsubishi Corp.	9,100	424,201
Mitsubishi UFJ Financial Group, Inc.	83,300	698,816
Mitsui & Co. Ltd.	7,800	283,485
Mizuho Financial Group, Inc.	500	8,489
Nomura Holdings, Inc.	125,000	482,926
Sumitomo Corp.	40,300	792,204
Toyota Tsusho Corp.	11,400	606,894
		5,788,874
Monaco—0.0%†
Scorpio Tankers, Inc.	163	9,152

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Netherlands—0.0%†
OCI NV	4,621	$107,673

Norway—0.1%
Aker BP ASA	4,260	122,780
Equinor ASA	3,586	120,214
		242,994
Portugal—0.0%†
Galp Energia SGPS SA	7,915	119,158

Singapore—0.0%†
Hafnia Ltd.	16,601	109,093
Jardine Cycle & Carriage Ltd.	700	14,420
Kulicke & Soffa Industries, Inc.	292	12,150
		135,663
Spain—0.4%
Aena SME SA2	123	17,848
Endesa SA	6,037	113,584
Repsol SA	79,837	1,168,985
		1,300,417
Sweden—0.5%
Embracer Group AB*	13,121	21,363
Essity AB, Class B	12,806	292,001
Industrivarden AB, Class C	1,123	28,961
Securitas AB, Class B	94,525	757,184
Volvo AB, Class B	20,936	414,851
Volvo AB, Class A	10,477	210,056
		1,724,416
Switzerland—0.1%
Adecco Group AG, Registered Shares	2,009	76,027
Swatch Group AG, Registered Shares	3,419	165,585
		241,612
Thailand—0.0%†
Fabrinet*	81	12,555

United Kingdom—1.4%
3i Group PLC	4,036	95,159
BAE Systems PLC	41,615	559,570
Barclays PLC	31,329	50,285
Barratt Developments PLC	17,591	88,715
BP PLC	18,328	111,911
Centrica PLC	382,357	731,945
CK Hutchison Holdings Ltd.	290,000	1,468,062
Coca-Cola Europacific Partners PLC[1]	11,856	693,695
Harbour Energy PLC	19,042	58,856
HSBC Holdings PLC	42,334	305,669
International Consolidated Airlines Group SA*	16,411	28,832
Taylor Wimpey PLC	88,734	119,848
Unilever PLC	6,637	314,332
Vodafone Group PLC	104,023	95,757
		4,722,636

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—24.7%
A O Smith Corp.	202	$14,092
A10 Networks, Inc.	776	8,435
AAON, Inc.	80	4,358
AbbVie, Inc.[1]	1,719	242,688
Acuity Brands, Inc.	80	12,958
AdaptHealth Corp.*,1	1,523	11,164
Addus HomeCare Corp.*	53	4,182
Adeia, Inc.[1]	3,817	32,177
Adobe, Inc.*,1	612	325,621
Advanced Drainage Systems, Inc.	79	8,440
Aehr Test Systems*	260	6,126
AES Corp.	20,757	309,279
Akamai Technologies, Inc.*	42	4,340
Alamo Group, Inc.	26	4,168
Allison Transmission Holdings, Inc.	630	31,765
Alphabet, Inc., Class C*,1	8,253	1,034,101
Alphabet, Inc., Class A*,1	8,438	1,046,987
Altria Group, Inc.[1]	16,074	645,693
A-Mark Precious Metals, Inc.[1]	11,828	320,302
Amazon.com, Inc.*,1	3,760	500,418
AMC Networks, Inc., Class A*,1	11,190	132,042
Amdocs Ltd.	53	4,248
Ameriprise Financial, Inc.	110	34,603
AMERISAFE, Inc.	88	4,485
AMETEK, Inc.	30	4,223
Amgen, Inc.[1]	853	218,112
Amphenol Corp., Class A	55	4,430
ANSYS, Inc.*	15	4,174
Antero Resources Corp.*	640	18,842
APA Corp.	879	34,914
Apogee Enterprises, Inc.	202	8,670
Apollo Global Management, Inc.	420	32,525
Apple, Inc.[1]	8,215	1,402,876
ArcBest Corp.	45	4,900
Arch Capital Group Ltd.*	268	23,230
Arcturus Therapeutics Holdings, Inc.*	410	7,831
Argan, Inc.	293	13,402
Array Technologies, Inc.*	21,173	366,928
Arrow Electronics, Inc.*,1	8,196	929,508
Arthur J Gallagher & Co.[1]	1,460	343,815
Artisan Partners Asset Management, Inc., Class A	258	8,514
Assertio Holdings, Inc.*	3,730	8,020
AssetMark Financial Holdings, Inc.*	177	4,232
AT&T, Inc.[1]	105,298	1,621,589
Atkore, Inc.*	66	8,202
AutoNation, Inc.*	65	8,455
Axcelis Technologies, Inc.*,1	756	96,390
Badger Meter, Inc.	94	13,024

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Balchem Corp.	36	$4,185
Bandwidth, Inc., Class A*,1	2,413	25,602
Bank of New York Mellon Corp.[1]	15,401	654,542
Beazer Homes USA, Inc.*,1	14,293	345,748
Bel Fuse, Inc., Class B	200	10,836
Best Buy Co., Inc.[1]	6,128	409,473
Bio-Techne Corp.	67	3,660
Boise Cascade Co.	93	8,719
Booz Allen Hamilton Holding Corp.	4,636	555,995
Bristol-Myers Squibb Co.[1]	17,420	897,653
Broadcom, Inc.[1]	279	234,742
Buckle, Inc.	265	8,949
Build-A-Bear Workshop, Inc.	338	8,382
Builders FirstSource, Inc.*,1	4,111	446,126
Cactus, Inc., Class A	268	12,580
California Resources Corp.	163	8,572
Cal-Maine Foods, Inc.	289	13,095
Campbell Soup Co.[1]	4,088	165,196
Cargurus, Inc.*	503	8,667
Catalyst Pharmaceuticals, Inc.*,1	26,683	331,136
Caterpillar, Inc.[1]	3,720	840,906
Cavco Industries, Inc.*	51	12,725
Centene Corp.*,1	12,211	842,315
Century Communities, Inc.	68	4,182
CF Industries Holdings, Inc.	538	42,922
Charter Communications, Inc., Class A*	20	8,056
Chase Corp.	36	4,574
Chemed Corp.	27	15,192
Cheniere Energy, Inc.	210	34,948
Chesapeake Energy Corp.	508	43,729
Chord Energy Corp.	53	8,762
Cintas Corp.	27	13,692
Cirrus Logic, Inc.*	12,584	842,247
Cisco Systems, Inc.[1]	2,680	139,708
Clearfield, Inc.*	487	11,698
Clearway Energy, Inc., Class A1	8,304	169,152
Clorox Co.[1]	5,309	624,869
CNA Financial Corp.	445	17,978
Coca-Cola Consolidated, Inc.	14	8,910
Cognex Corp.	336	12,093
Cognizant Technology Solutions Corp., Class A	199	12,830
Cohen & Steers, Inc.	160	8,358
Coinbase Global, Inc., Class A*	467	36,015
Comfort Systems USA, Inc.	81	14,730
Commercial Metals Co.	293	12,391
Conagra Brands, Inc.[1]	1,749	47,853
Consolidated Edison, Inc.[1]	1,545	135,636

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Constellation Energy Corp.	3,574	$403,576
Contra Abiomed, Inc.*,7	42	43
Copart, Inc.*	304	13,230
Corcept Therapeutics, Inc.*	330	9,266
Core & Main, Inc., Class A*	1,327	39,916
Corebridge Financial, Inc.	868	17,360
Corning, Inc.	7,686	205,677
CorVel Corp.*	68	13,188
CoStar Group, Inc.*	58	4,258
Coterra Energy, Inc.[1]	10,461	287,678
CRA International, Inc.	45	4,370
CRH PLC[1]	16,753	897,458
Cross Country Healthcare, Inc.*	380	8,801
CubeSmart	118	4,023
Curtiss-Wright Corp.	23	4,573
CVS Health Corp.[1]	17,523	1,209,262
Deckers Outdoor Corp.*	27	16,121
Denbury, Inc.*	96	8,533
Destination XL Group, Inc.*	1,035	4,306
Diamondback Energy, Inc.	220	35,270
Dillard's, Inc., Class A	29	9,003
Diodes, Inc.*	177	11,519
Dolby Laboratories, Inc., Class A	167	13,517
Donaldson Co., Inc.	226	13,031
Dorian LPG Ltd.	155	4,955
DoubleVerify Holdings, Inc.*	165	4,592
Doximity, Inc., Class A*	403	8,233
DR Horton, Inc.[1]	6,813	711,277
Dream Finders Homes, Inc., Class A*,1	4,771	93,941
Dycom Industries, Inc.*	12,068	1,027,952
Dynatrace, Inc.*	97	4,337
Eagle Materials, Inc.	79	12,159
eBay, Inc.[1]	2,604	102,155
Ebix, Inc.[1]	16,371	99,699
Edison International	4,402	277,590
Elastic NV*	24,373	1,828,950
elf Beauty, Inc.*	130	12,042
EMCOR Group, Inc.	45	9,299
Emergent BioSolutions, Inc.*,1	37,171	77,687
Emerson Electric Co.	1,718	152,850
EngageSmart, Inc.*	256	5,798
Enovix Corp.*	10,494	93,502
Enphase Energy, Inc.*,1	535	42,575
EOG Resources, Inc.	275	34,719
EPAM Systems, Inc.*	55	11,966
ePlus, Inc.*	71	4,438
EQT Corp.	1,038	43,990
Essent Group Ltd.	282	13,322

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Ethan Allen Interiors, Inc.	459	$12,053
Everbridge, Inc.*	51,836	1,068,340
Evercore, Inc., Class A	202	26,296
Everest Group Ltd.	45	17,803
Evolution Petroleum Corp.	1,391	8,944
ExlService Holdings, Inc.*	486	12,689
Expeditors International of Washington, Inc.	194	21,195
Exponent, Inc.	155	11,360
F5, Inc.*	29	4,396
FactSet Research Systems, Inc.	10	4,319
Fastenal Co.	239	13,943
Ferguson PLC	30	4,506
Fidelity National Financial, Inc.	452	17,669
Fidelity National Information Services, Inc.	21,297	1,045,896
Fifth Third Bancorp	49,414	1,171,606
First Solar, Inc.*	1,105	157,407
FirstCash Holdings, Inc.	46	5,010
Fiserv, Inc.*	4,539	516,311
Fluence Energy, Inc.*	7,446	128,965
Ford Motor Co.[1]	30,415	296,546
Fortinet, Inc.*,1	7,566	432,548
Forward Air Corp.	189	12,173
Fox Corp., Class A1	15,823	480,861
Fox Factory Holding Corp.*	46	3,748
Franklin Electric Co., Inc.	50	4,336
FutureFuel Corp.	1,959	12,831
Garmin Ltd.	128	13,124
General Electric Co.[1]	5,555	603,440
General Motors Co.[1]	6,398	180,424
Genpact Ltd.	123	4,125
Gentex Corp.	429	12,304
Gibraltar Industries, Inc.*	209	12,720
Gilead Sciences, Inc.[1]	20,973	1,647,219
Globant SA*	23	3,917
Globus Medical, Inc., Class A*	262	11,976
Goldman Sachs Group, Inc.	6,829	2,073,353
Goodyear Tire & Rubber Co.*	13,088	155,747
Graco, Inc.	184	13,680
Grand Canyon Education, Inc.*	117	13,845
Gray Television, Inc.[1]	34,186	222,893
Green Brick Partners, Inc.*,1	5,943	229,994
H&R Block, Inc.	1,048	43,020
Halliburton Co.	212	8,340
Halozyme Therapeutics, Inc.*,1	10,220	346,151
Harmony Biosciences Holdings, Inc.*	360	8,474
Hawkins, Inc.	154	8,844
HEICO Corp.	29	4,594

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
HEICO Corp., Class A	36	$4,577
Herc Holdings, Inc.	2,040	217,852
Hewlett Packard Enterprise Co.[1]	23,246	357,523
HF Sinclair Corp.	821	45,467
Holcim AG	8,135	502,969
Hormel Foods Corp.	117	3,808
Houlihan Lokey, Inc.	42	4,222
Hubbell, Inc.	15	4,052
Hudson Technologies, Inc.*	675	8,694
Humana, Inc.[1]	946	495,411
IDEX Corp.	22	4,211
IDEXX Laboratories, Inc.*	20	7,989
IDT Corp., Class B*	326	9,144
IES Holdings, Inc.*	72	4,481
Immersion Corp.	1,354	8,652
Incyte Corp.*,1	1,110	59,862
Inmode Ltd.*	523	9,989
Innospec, Inc.	135	13,230
Insight Enterprises, Inc.*	31	4,442
Installed Building Products, Inc.	37	4,132
Insteel Industries, Inc.	293	8,178
Intel Corp.	15,806	576,919
International Seaways, Inc.[1]	9,115	438,340
Invesco Ltd.[1]	12,308	159,635
IPG Photonics Corp.*	46	3,951
ITT, Inc.	139	12,976
Jabil, Inc.	212	26,034
Jack Henry & Associates, Inc.	92	12,971
Jacobs Solutions, Inc.[1]	2,080	277,264
Janus International Group, Inc.*,1	12,302	115,147
John B Sanfilippo & Son, Inc.	137	14,010
Johnson Controls International PLC[1]	4,693	230,051
JS Global Lifestyle Co. Ltd.[2]	130,000	20,474
Juniper Networks, Inc.[1]	783	21,078
Kadant, Inc.	20	4,400
KB Home	98	4,332
Keysight Technologies, Inc.*	105	12,815
Kforce, Inc.	152	9,278
Kimberly-Clark Corp.[1]	12,896	1,542,877
Kimco Realty Corp.	90,229	1,618,708
Kiniksa Pharmaceuticals Ltd., Class A*	559	8,525
Kinsale Capital Group, Inc.	32	10,685
Kraft Heinz Co.[1]	23,641	743,746
Kroger Co.[1]	538	24,409
Lancaster Colony Corp.	80	13,534
Landstar System, Inc.	76	12,523
Las Vegas Sands Corp.	32,583	1,546,389
Lattice Semiconductor Corp.*	172	9,565

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
La-Z-Boy, Inc.	147	$4,298
LeMaitre Vascular, Inc.	82	3,984
Lennar Corp., Class A1	6,168	658,002
Lennar Corp., Class B	489	48,220
Lennox International, Inc.[1]	710	263,083
Liberty Energy, Inc.	465	9,161
Lincoln Electric Holdings, Inc.	75	13,110
Lindsay Corp.	39	4,872
Littelfuse, Inc.	18	3,900
Livent Corp.*	811	11,832
LKQ Corp.	91	3,997
Lockheed Martin Corp.[1]	2,849	1,295,269
Loews Corp.	139	8,897
LPL Financial Holdings, Inc.	175	39,291
Lumen Technologies, Inc.*,1	127,870	186,690
M/I Homes, Inc.*	165	13,542
Madison Square Garden Entertainment Corp.*	10,500	320,040
Magnolia Oil & Gas Corp., Class A	394	8,845
Malibu Boats, Inc., Class A*	279	12,170
Manhattan Associates, Inc.*	68	13,259
Marathon Oil Corp.	328	8,958
Marathon Petroleum Corp.	241	36,451
Markel Group, Inc.*	12	17,646
MarketAxess Holdings, Inc.	60	12,825
Marqeta, Inc., Class A*	43,986	227,408
MasTec, Inc.*	3,612	214,697
MasterCraft Boat Holdings, Inc.*	407	8,319
Matson, Inc.	102	8,879
MDC Holdings, Inc.	110	4,175
Medical Properties Trust, Inc.[1]	46,596	222,729
Medifast, Inc.	183	12,656
Medpace Holdings, Inc.*	56	13,590
Medtronic PLC[1]	301	21,239
Meritage Homes Corp.	114	12,998
Meta Platforms, Inc., Class A*,1	451	135,873
Mettler-Toledo International, Inc.*	8	7,882
MGIC Investment Corp.	1,840	30,986
Microchip Technology, Inc.[1]	3,938	280,740
Microsoft Corp.[1]	2,022	683,658
Molina Healthcare, Inc.*	27	8,990
Molson Coors Beverage Co., Class B1	15,940	920,854
Monarch Casino & Resort, Inc.	216	13,001
MongoDB, Inc.*	1,534	528,601
Monolithic Power Systems, Inc.	30	13,252
MSC Industrial Direct Co., Inc., Class A	404	38,279
Mueller Industries, Inc.	370	13,953
Murphy USA, Inc.	50	18,135

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
MYR Group, Inc.*	33	$3,822
Napco Security Technologies, Inc.	628	11,536
National Beverage Corp.*	295	13,682
Netflix, Inc.*,1	257	105,804
New Fortress Energy, Inc.	4,377	132,623
New York Times Co., Class A	111	4,474
NewMarket Corp.	19	9,161
NextEra Energy Partners LP	4,297	116,320
NextEra Energy, Inc.	2,247	131,000
NMI Holdings, Inc., Class A*	491	13,429
Nordson Corp.	61	12,968
NOW, Inc.*	771	8,496
Nucor Corp.	117	17,291
NVE Corp.	179	12,172
NVIDIA Corp.[1]	2,532	1,032,550
NVR, Inc.*	8	43,301
Old Dominion Freight Line, Inc.	33	12,430
Old Republic International Corp.	327	8,953
Ollie's Bargain Outlet Holdings, Inc.*	59	4,557
ONE Gas, Inc.	62	3,745
Onto Innovation, Inc.*	107	12,024
Open Lending Corp., Class A*	1,325	7,937
OraSure Technologies, Inc.*	2,421	12,492
Ovintiv, Inc.	729	34,992
Owens Corning[1]	7,043	798,465
PACCAR, Inc.[1]	6,187	510,613
Packaging Corp. of America	30	4,592
Park Hotels & Resorts, Inc.	89,906	1,036,616
Parker-Hannifin Corp.[1]	540	199,211
Paychex, Inc.	116	12,882
Paycom Software, Inc.	51	12,493
PBF Energy, Inc., Class A	191	9,078
PC Connection, Inc.	250	13,395
Penn Entertainment, Inc.*	53,213	1,049,892
Penske Automotive Group, Inc.	118	16,883
Perdoceo Education Corp.	768	13,893
Perficient, Inc.*	76	4,422
PG&E Corp.*	15,859	258,502
Phillips 66	159	18,137
Phinia, Inc.	685	17,728
Photronics, Inc.*,1	2,228	40,906
Pinterest, Inc., Class A*	61,613	1,840,996
PJT Partners, Inc., Class A	117	9,168
Pool Corp.	27	8,526
Powell Industries, Inc.	171	13,107
Power Integrations, Inc.	181	12,549
PPL Corp.	13,306	326,928
Preformed Line Products Co.	60	8,121
PriceSmart, Inc.	61	3,812

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Progressive Corp.[1]	2,690	$425,262
Progyny, Inc.*	271	8,363
Public Storage[1]	2,450	584,840
PulteGroup, Inc.[1]	10,885	801,027
QUALCOMM, Inc.[1]	2,227	242,721
Qualys, Inc.*	87	13,307
Quanta Services, Inc.[1]	2,328	389,055
Rambus, Inc.*	240	13,039
Range Resources Corp.	1,282	45,947
Reinsurance Group of America, Inc.	119	17,787
Reliance Steel & Aluminum Co.	192	48,841
ResMed, Inc.	33	4,660
Resources Connection, Inc.	943	12,702
REX American Resources Corp.*	114	4,333
RLI Corp.	32	4,264
Robert Half, Inc.	182	13,608
Robinhood Markets, Inc., Class A*	228,483	2,088,335
Roche Holding AG	740	201,658
Rogers Corp.*	34	4,178
Rollins, Inc.	378	14,217
RPC, Inc.	1,516	12,613
RTX Corp.	7,061	574,695
Ryder System, Inc.	356	34,724
Saia, Inc.*	34	12,189
SEI Investments Co.	234	12,556
Selective Insurance Group, Inc.	43	4,477
SentinelOne, Inc., Class A*	32,180	502,973
Shoals Technologies Group, Inc., Class A*	8,058	123,771
Shockwave Medical, Inc.*	44	9,075
Shutterstock, Inc.[1]	8,880	361,238
SIGA Technologies, Inc.	1,671	8,522
Simply Good Foods Co.*	130	4,848
Simpson Manufacturing Co., Inc.	96	12,785
Simulations Plus, Inc.	112	3,950
Skyline Champion Corp.*	147	8,619
Skyworks Solutions, Inc.	142	12,317
Snap-on, Inc.	53	13,671
SolarEdge Technologies, Inc.*,1	1,610	122,280
Southwestern Energy Co.*	5,179	36,926
Spok Holdings, Inc.	609	9,080
SPS Commerce, Inc.*	81	12,988
Standex International Corp.	32	4,594
Steel Dynamics, Inc.	428	45,586
Stellantis NV	51,954	970,622
Sterling Infrastructure, Inc.*,1	1,123	81,811
Steven Madden Ltd.	420	13,772
Stride, Inc.*	101	5,553
Sunnova Energy International, Inc.*	17,315	158,086

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Sunrun, Inc.*	8,502	$82,044
Super Micro Computer, Inc.*,1	368	88,125
T Rowe Price Group, Inc.	132	11,946
Targa Resources Corp.	102	8,528
Target Hospitality Corp.*	593	8,142
Taylor Morrison Home Corp.*	324	12,416
TD SYNNEX Corp.	91	8,343
Tenaris SA	7,382	116,941
Teradyne, Inc.	140	11,658
Tetra Tech, Inc.	29	4,376
Texas Pacific Land Corp.	4	7,384
Thermon Group Holdings, Inc.*	172	4,591
Thor Industries, Inc.	99	8,705
Timken Co.	63	4,355
TJX Cos., Inc.[1]	4,610	406,003
Toll Brothers, Inc.	690	48,790
TopBuild Corp.*	93	21,275
Tradeweb Markets, Inc., Class A	56	5,041
Trane Technologies PLC	23	4,377
Tri Pointe Homes, Inc.*	166	4,160
TriNet Group, Inc.*	76	7,809
TripAdvisor, Inc.*	103,989	1,534,878
U.S. Steel Corp.	1,085	36,771
Uber Technologies, Inc.*,1	32,426	1,403,397
UFP Industries, Inc.	135	12,848
UFP Technologies, Inc.*	30	4,678
Ulta Beauty, Inc.*	24	9,151
Union Pacific Corp.[1]	2,010	417,296
United Rentals, Inc.[1]	3,244	1,317,940
United Therapeutics Corp.*,1	3,328	741,678
Universal Display Corp.	86	11,969
Unum Group	177	8,655
USANA Health Sciences, Inc.*	233	10,613
Vail Resorts, Inc.	8,975	1,904,944
Valero Energy Corp.[1]	519	65,913
Valvoline, Inc.[1]	4,280	126,988
Veeva Systems, Inc., Class A*	66	12,719
Veralto Corp.*,1	169	11,661
VeriSign, Inc.*,1	4,777	953,776
Veritiv Corp.	79	13,383
Verizon Communications, Inc.[1]	74,837	2,629,024
Vertiv Holdings Co.	8,622	338,586
Viatris, Inc.[1]	55,392	492,989
Vistra Corp.	3,928	128,524
Voyager Therapeutics, Inc.*	1,241	8,153
W R Berkley Corp.	133	8,967
Wabash National Corp.[1]	16,549	342,399
Walgreens Boots Alliance, Inc.[1]	68,354	1,440,902
Warrior Met Coal, Inc.	181	8,820

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Watsco, Inc.	37	$12,909
Watts Water Technologies, Inc., Class A	78	13,495
WD-40 Co.	44	9,302
Weis Markets, Inc.	71	4,622
Wells Fargo & Co.[1]	7,490	297,877
West Pharmaceutical Services, Inc.	36	11,458
Western Union Co.	2,837	32,030
Westlake Corp.	299	34,493
WEX, Inc.*	48	7,991
White Mountains Insurance Group Ltd.	6	8,585
Williams-Sonoma, Inc.	283	42,518
Winmark Corp.	22	8,873
Woodward, Inc.	36	4,489
WW Grainger, Inc.	19	13,867
XPEL, Inc.*	208	9,630
XPO, Inc.*,1	2,370	179,670
Zoom Video Communications, Inc., Class A*	33,687	2,020,546
Zymeworks, Inc.*	1,342	9,421
		86,474,052
Total common stocks (cost—$140,883,100)		134,404,774

Preferred stocks—0.2%
Germany—0.2%
Bayerische Motoren Werke AG	1,190	101,185
Volkswagen AG	4,144	439,474
Total preferred stocks (cost—$671,863)		540,659

Exchange traded funds: 0.5%
VanEck Gold Miners ETF (cost—$1,793,445)	60,935	1,706,789

Investment companies—10.5%
AQR Style Premia Alternative Fund, Class R6	680,020	5,882,169
Carillon Reams Unconstrained Bond Fund, Class I	1,383,588	15,980,441
Virtus AlphaSimplex Managed Futures Strategy Fund, Class I	1,486,393	14,759,885
Total investment companies (cost—$37,946,167)		36,622,495

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of warrants	Value
Warrant: 0.0%†
Canada—0.0%
Constellation Software, Inc. expires 03/31/40[7] (cost --$0)	100	$0

	Face amount[3]
Corporate bonds—10.8%
Canada—0.5%
Chorus Aviation, Inc.
6.000%, due 06/30/26[1,2]	CAD	2,430,000	1,664,683

China—0.0%†
NIO, Inc.
4.625%, due 10/15/30[2]		60,000	53,445

United States—10.3%
Akamai Technologies, Inc.
1.125%, due 02/15/29[2]		375,000	370,790
Amyris, Inc.
0.000%, due 11/15/26[4]		525,000	55,125
Bloomin' Brands, Inc.
5.000%, due 05/01/25		1,500,000	3,189,930
Cinemark Holdings, Inc.
4.500%, due 08/15/25		3,000,000	4,042,650
Enovis Corp.
3.875%, due 10/15/28[2]		80,000	82,896
FirstEnergy Corp.
4.000%, due 05/01/26[2]		3,500,000	3,390,937
Palo Alto Networks, Inc.
0.375%, due 06/01/25		4,000,000	9,690,000
Parsons Corp.
0.250%, due 08/15/25		600,000	790,296
Patrick Industries, Inc.
1.750%, due 12/01/28		450,000	422,617
Royal Caribbean Cruises Ltd.
6.000%, due 08/15/25		4,750,000	8,709,220

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Face amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Seagate HDD Cayman
3.500%, due 06/01/28[2]	$500,000	$515,455
Transocean, Inc.
4.625%, due 09/30/29	1,413,000	3,013,036
Wayfair, Inc.
3.500%, due 11/15/28[2]	1,500,000	1,734,780
		36,007,732
Total corporate bonds (cost—$36,016,523)		37,725,860

Number of shares
Short term investments—30.2%
Investment companies—30.2%
State Street Institutional U.S. Government Money Market Fund, 5.301% (cost—$105,533,409)	105,533,409	105,533,409

	Number of contracts	Notional amount
Equity and foreign exchange options purchased—0.8%
Call options—0.3%
Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @130.00, expires 12/20/24 (Counterparty: JPMCB)	233	30,290	509,100
Call Nikkei 225 Index, strike @33,000.000, expires 12/08/23 (Counterparty: JPMCB)	20	660,000	15,834
Call FTSE 100 Index, strike @7,750.000, expires 12/15/23 (Counterparty: JPMCB)	35	271,250	8,721

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Call options—(continued)
Call STOXX Europe 600 Basic Resources Index, strike @530.000, expires 12/15/23 (Counterparty: JPMCB)	93	$49,290	$118,084
Call S&P 500 Index, strike @4,475.000, expires 12/15/23 (Counterparty: JSFL)	28	125,300	23,940
Call EURO STOXX 50 Index, strike @4,200.000, expires 12/18/26 (Counterparty: JPMCB)	107	449,400	468,377
Total			1,144,056

Put options—0.5%
Put Cinemark Holdings, Inc., strike @5.000, expires 01/19/24 (Counterparty: MSCI)	1,425	7,125	14,250
Put Transocean Ltd., strike @1.500, expires 01/19/24 (Counterparty: MSCI)	2,651	3,976	2,651
Put EURO STOXX 50 Index, strike @3,100.000, expires 06/21/24 (Counterparty: JPMCB)	22	68,200	8,450
Put EURO STOXX 50 Index, strike @3,200.000, expires 06/21/24 (Counterparty: JPMCB)	95	304,000	44,028
Put Royal Caribbean Cruises Ltd., strike @30.000, expires 01/19/24 (Counterparty: MSCI)	550	16,500	550
Put Live Nation Entertainment, Inc., strike @45.000, expires 01/19/24 (Counterparty: MSCI)	35	1,575	175
Put United States Steel Corp., strike @15.000, expires 01/19/24 (Counterparty: MSCI)	75	1,125	225
Put Invesco QQQ Trust, strike @358.000, expires 12/15/23 (Counterparty: GSI)	3	1,074	3,954
Put Industrial Select Sector SPDR Fund, strike @103.000, expires 12/15/23 (Counterparty: GSI)	23	2,369	5,957
Put SPDR S&P 500 ETF Trust, strike @430.000, expires 12/15/23 (Counterparty: GSI)	3	1,290	4,455
Put EURO STOXX 50 Index, strike @3,400.000, expires 12/15/23 (Counterparty: JPMCB)	197	669,800	13,757
Put S&P 500 Index, strike @3,600.000, expires 12/15/23 (Counterparty: JPMCB)	21	75,600	13,272
Put iShares Russell 2000 ETF, strike @172.000, expires 12/15/23 (Counterparty: GSI)	9	1,548	7,677
Put Industrial Select Sector SPDR Fund, strike @100.000, expires 12/15/23 (Counterparty: GSI)	19	1,900	5,586
Put FirstEnergy Corp., strike @25.000, expires 04/19/24 (Counterparty: MSCI)	25	625	375

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of contracts	Notional amount	Value
Equity and foreign exchange options purchased—(continued)
Put options—(continued)
Put Wayfair, Inc., strike @17.500, expires 01/19/24 (Counterparty: MSCI)	35	$613	$525
Put Wayfair, Inc., strike @15.000, expires 01/19/24 (Counterparty: MSCI)	235	3,525	940
Put Wayfair, Inc., strike @30.000, expires 05/17/24 (Counterparty: MSCI)	35	1,050	13,300
Put S&P 500 Index, strike @4,385.000, expires 12/15/23 (Counterparty: JSFL)	8	35,080	160,000
Put EURO STOXX 50 Index, strike @3,800.000, expires 12/18/26 (Counterparty: JPMCB)	329	1,250,200	1,228,846
Put EURO STOXX 50 Index, strike @4,200.000, expires 12/20/24 (Counterparty: JPMCB)	58	243,600	210,683
Total			1,739,656
Total equity and foreign exchange options purchased (cost—$3,112,307)			2,883,712
Total Investments before Investments Sold Short (cost—$325,956,814)—91.4%			319,417,698

	Number of shares
Investments sold short—(25.6%)
Common stocks—(22.3%)
Australia—(0.1%)
De Grey Mining Ltd.	(318,638)	(239,489)
Mineral Resources Ltd.	(982)	(36,194)
		(275,683)
Brazil—(0.1%)
ERO Copper Corp.	(14,330)	(194,477)

Canada—(3.1%)
Allied Properties Real Estate Investment Trust	(13,980)	(159,786)
Automotive Properties Real Estate Investment Trust	(1,720)	(12,267)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(continued)
Ballard Power Systems, Inc.	(24,300)	$(81,131)
Bank of Montreal	(2,640)	(199,492)
Baytex Energy Corp.	(71,630)	(309,919)
BCE, Inc.	(15,500)	(575,403)
Birchcliff Energy Ltd.	(21,460)	(118,539)
Boston Pizza Royalties Income Fund	(6,170)	(65,271)
CAE, Inc.	(21,470)	(448,366)
Canadian National Railway Co.	(14,670)	(1,552,211)
Canadian Tire Corp. Ltd.	(4,820)	(464,917)
Cascades, Inc.	(11,670)	(94,589)
Colliers International Group, Inc.	(920)	(83,399)
CT Real Estate Investment Trust	(18,870)	(172,133)
Descartes Systems Group, Inc.	(4,870)	(351,989)
Dream Industrial Real Estate Investment Trust	(14,030)	(118,472)
Dream Office Real Estate Investment Trust	(9,760)	(53,489)
Enbridge, Inc.	(15,570)	(498,959)
Fiera Capital Corp.	(11,130)	(37,401)
Filo Corp.	(15,800)	(205,767)
Granite Real Estate Investment Trust	(4,120)	(187,617)
Hydro One Ltd.	(8,130)	(210,820)
Imperial Oil Ltd.	(3,750)	(213,710)
Ivanhoe Mines Ltd.	(8,500)	(62,643)
Lithium Americas Argentina Corp.	(15,600)	(86,282)
Lithium Americas Corp.	(13,800)	(92,647)
Loblaw Cos. Ltd.	(2,140)	(175,027)
Magna International, Inc.	(1,500)	(72,082)
NexGen Energy Ltd.	(74,500)	(449,659)
Nexus Industrial REIT	(15,630)	(73,261)
Northland Power, Inc.	(6,010)	(84,467)
Nutrien Ltd.	(4,290)	(230,409)
Pan American Silver Corp.	(2,400)	(35,063)
Paramount Resources Ltd.	(12,150)	(292,021)
Power Corp. of Canada	(19,180)	(462,090)
Premium Brands Holdings Corp.	(6,170)	(397,229)
RioCan Real Estate Investment Trust	(38,710)	(470,354)
Sleep Country Canada Holdings, Inc.	(17,210)	(271,414)
SmartCentres Real Estate Investment Trust	(7,970)	(123,508)
TC Energy Corp.	(1,649)	(56,792)
TELUS Corp.	(36,420)	(587,237)
TMX Group Ltd.	(4,220)	(87,884)
Whitecap Resources, Inc.	(54,690)	(422,376)
		(10,748,092)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
China—(0.0%)†
NIO, Inc.	(4,212)	$(30,747)

Denmark—(0.0%)†
Vestas Wind Systems AS	(4,582)	(99,314)

France—(0.5%)
Airbus SE	(5,814)	(779,519)
Edenred SE	(12,860)	(684,557)
Gecina SA	(1,187)	(116,552)
		(1,580,628)
Germany—(0.2%)
adidas AG	(1,791)	(318,454)
HelloFresh SE	(1,313)	(28,719)
Symrise AG	(3,266)	(333,750)
		(680,923)
Hong Kong—(0.0%)†
Prudential PLC	(4,746)	(49,626)

Italy—(0.1%)
Amplifon SpA	(13,335)	(376,893)
Salvatore Ferragamo SpA	(3,770)	(46,126)
		(423,019)
Japan—(0.4%)
Daiichi Sankyo Co. Ltd.	(21,800)	(562,096)
Eisai Co. Ltd.	(15,300)	(810,568)
GMO Payment Gateway, Inc.	(200)	(7,988)
Septeni Holdings Co. Ltd.	(44,500)	(125,092)
		(1,505,744)
Netherlands—(0.1%)
Argenx SE	(1,085)	(510,364)

Norway—(0.0%)†
FREYR Battery SA	(46,493)	(149,242)

South Africa—(0.2%)
Gold Fields Ltd.	(46,860)	(610,117)

South Korea—(0.1%)
Delivery Hero SE	(6,804)	(173,884)

Spain—(0.3%)
Cellnex Telecom SA	(21,458)	(630,781)
Corp. ACCIONA Energias Renovables SA	(8,673)	(234,923)
EDP Renovaveis SA	(9,557)	(153,743)
		(1,019,447)
Sweden—(0.3%)
EQT AB	(16,096)	(294,071)
PowerCell Sweden AB	(9,594)	(38,762)
Sagax AB	(32,866)	(594,970)
		(927,803)
United Kingdom—(0.2%)
Ceres Power Holdings PLC	(12,826)	(30,893)
ITM Power PLC	(96,859)	(76,255)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United Kingdom—(continued)
Ocado Group PLC	(31,105)	$(176,525)
Petrofac Ltd.	(33,187)	(18,982)
Segro PLC	(28,217)	(245,266)
Wise PLC	(4,911)	(39,915)
		(587,836)
United States—(16.1%)
Abercrombie & Fitch Co.	(4,390)	(267,000)
Accenture PLC	(2,578)	(765,898)
Aclaris Therapeutics, Inc.	(3,425)	(17,057)
Acuity Brands, Inc.	(1,617)	(261,905)
Akamai Technologies, Inc.	(1,780)	(183,927)
Alaska Air Group, Inc.	(1,160)	(36,691)
Albemarle Corp.	(496)	(62,883)
Allegiant Travel Co.	(560)	(37,307)
Allegion PLC	(1,328)	(130,622)
Alnylam Pharmaceuticals, Inc.	(2,472)	(375,250)
American Eagle Outfitters, Inc.	(14,858)	(259,569)
American Electric Power Co., Inc.	(524)	(39,583)
American Express Co.	(3,002)	(438,382)
American Water Works Co., Inc.	(807)	(94,944)
Apogee Enterprises, Inc.	(1,106)	(47,470)
Apple, Inc.	(4,541)	(775,467)
Bank OZK	(2,100)	(75,201)
Beyond Meat, Inc.	(7,085)	(42,297)
BJ's Restaurants, Inc.	(5,970)	(153,548)
Blackstone, Inc.	(2,060)	(190,241)
Bloomin' Brands, Inc.	(127,848)	(2,983,972)
Boeing Co.	(540)	(100,883)
Calix, Inc.	(3,907)	(129,400)
Carrier Global Corp.	(1,034)	(49,280)
Caterpillar, Inc.	(194)	(43,854)
CBRE Group, Inc.	(2,789)	(193,389)
Ceridian HCM Holding, Inc.	(1,447)	(92,622)
CH Robinson Worldwide, Inc.	(1,970)	(161,205)
Cheesecake Factory, Inc.	(4,370)	(135,776)
Cinemark Holdings, Inc.	(167,224)	(2,757,524)
Clear Channel Outdoor Holdings, Inc.	(103,519)	(113,871)
Comcast Corp.	(15,809)	(652,754)
Copart, Inc.	(7,550)	(328,576)
Core Laboratories, Inc.	(4,387)	(93,970)
CoStar Group, Inc.	(2,276)	(167,081)
Cracker Barrel Old Country Store, Inc.	(1,350)	(89,586)
Crowdstrike Holdings, Inc.	(3,709)	(655,640)
CSX Corp.	(4,200)	(125,370)
CVB Financial Corp.	(8,510)	(132,926)
Deere & Co.	(660)	(241,138)
Dine Brands Global, Inc.	(1,770)	(87,243)
DoorDash, Inc.	(8,504)	(637,375)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Dynex Capital, Inc.	(49,303)	$(495,002)
Eaton Corp. PLC	(119)	(24,741)
Enovis Corp.	(825)	(37,868)
Enphase Energy, Inc.	(944)	(75,124)
Exelon Corp.	(6,030)	(234,808)
Expeditors International of Washington, Inc.	(2,290)	(250,182)
Ferrovial SE	(5,105)	(153,640)
Figs, Inc.	(4,322)	(23,814)
FirstEnergy Corp.	(12,709)	(452,440)
FuelCell Energy, Inc.	(14,706)	(16,030)
German American Bancorp, Inc.	(3,363)	(91,911)
Helen of Troy Ltd.	(760)	(74,723)
Hershey Co.	(620)	(116,157)
Home Depot, Inc.	(2,310)	(657,634)
Hubbell, Inc.	(1,000)	(270,100)
ImmunityBio, Inc.	(75,668)	(237,598)
J M Smucker Co.	(4,160)	(473,574)
JB Hunt Transport Services, Inc.	(290)	(49,842)
Joby Aviation, Inc.	(42,525)	(224,107)
Johnson Controls International PLC	(4,794)	(235,002)
Kennametal, Inc.	(19,700)	(455,267)
Kinder Morgan, Inc.	(1,979)	(32,060)
Knight-Swift Transportation Holdings, Inc.	(1,620)	(79,202)
Kroger Co.	(8,046)	(365,047)
Landstar System, Inc.	(360)	(59,321)
Lucid Group, Inc.	(110,374)	(454,741)
Luminar Technologies, Inc.	(58,734)	(186,187)
MarineMax, Inc.	(3,124)	(85,535)
Martin Marietta Materials, Inc.	(311)	(127,180)
Micron Technology, Inc.	(5,286)	(353,475)
MongoDB, Inc.	(845)	(291,179)
NextDecade Corp.	(40,691)	(178,633)
NEXTracker, Inc.	(712)	(24,749)
Norfolk Southern Corp.	(570)	(108,750)
NuScale Power Corp.	(9,638)	(32,576)
NVIDIA Corp.	(326)	(132,943)
Old Dominion Freight Line, Inc.	(390)	(146,897)
OneMain Holdings, Inc.	(3,520)	(126,474)
Oracle Corp.	(7,607)	(786,564)
Oshkosh Corp.	(6,714)	(589,019)
PACCAR, Inc.	(1,930)	(159,283)
Palo Alto Networks, Inc.	(40,320)	(9,798,566)
Parsons Corp.	(10,701)	(605,142)
Patrick Industries, Inc.	(2,697)	(202,680)
Paylocity Holding Corp.	(1,709)	(306,595)
PepsiCo, Inc.	(750)	(122,460)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Phathom Pharmaceuticals, Inc.	(8,196)	$(76,223)
Pliant Therapeutics, Inc.	(7,139)	(104,729)
Polaris, Inc.	(1,810)	(156,420)
Pool Corp.	(310)	(97,889)
PotlatchDeltic Corp.	(4,070)	(174,399)
QuantumScape Corp.	(41,891)	(218,671)
Ralph Lauren Corp.	(960)	(108,029)
Raymond James Financial, Inc.	(3,653)	(348,642)
Rivian Automotive, Inc.	(30,157)	(489,147)
ROBLOX Corp.	(19,589)	(623,126)
Rockwell Automation, Inc.	(1,009)	(265,175)
Royal Caribbean Cruises Ltd.	(87,213)	(7,389,557)
Schlumberger NV	(9,297)	(517,471)
Schneider National, Inc.	(3,260)	(82,576)
Seagate Technology Holdings PLC	(3,335)	(227,614)
SEI Investments Co.	(2,860)	(153,468)
ServisFirst Bancshares, Inc.	(4,290)	(202,316)
Sherwin-Williams Co.	(259)	(61,696)
Simpson Manufacturing Co., Inc.	(2,888)	(384,624)
Smartsheet, Inc.	(18,154)	(717,809)
Snap, Inc.	(53,227)	(532,802)
Snowflake, Inc.	(975)	(141,502)
SolarEdge Technologies, Inc.	(292)	(22,177)
Solid Power, Inc.	(90,773)	(119,820)
Southwest Airlines Co.	(1,540)	(34,234)
Synchrony Financial	(5,410)	(151,751)
T Rowe Price Group, Inc.	(2,150)	(194,575)
Tellurian, Inc.	(73,719)	(50,866)
Tesla, Inc.	(539)	(108,253)
Texas Roadhouse, Inc.	(4,490)	(455,915)
Thor Industries, Inc.	(1,760)	(154,757)
Toast, Inc.	(23,175)	(370,568)
Trade Desk, Inc.	(8,366)	(593,651)
Transocean Ltd.	(404,270)	(2,676,267)
TuSimple Holdings, Inc.	(6,824)	(7,302)
United Airlines Holdings, Inc.	(1,010)	(35,360)
Upstart Holdings, Inc.	(4,399)	(105,708)
Uranium Energy Corp.	(63,587)	(378,343)
Valero Energy Corp.	(2,771)	(351,917)
Velo3D, Inc.	(26,417)	(34,870)
Virgin Galactic Holdings, Inc.	(127,168)	(188,209)
Wayfair, Inc.	(27,842)	(1,186,348)
WEC Energy Group, Inc.	(1,102)	(89,692)
Werner Enterprises, Inc.	(1,920)	(69,734)
Western Digital Corp.	(18,459)	(741,129)
Williams Cos., Inc.	(1,101)	(37,874)
Wolfspeed, Inc.	(8,324)	(281,684)
YETI Holdings, Inc.	(6,277)	(266,898)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Zillow Group, Inc.	(5,252)	$(190,385)
		(56,205,671)
Total common stocks (proceeds—$(76,893,177))		(75,772,617)

Preferred stocks—(0.0%)†
Germany—(0.0%)†
Sartorius AG, (proceeds)—$(115,588))	(317)	(79,453)

Exchange traded funds: (3.4)%
BMO S&P 500 Index ETF	(11,750)	(539,055)
SPDR S&P 500 ETF Trust	(7,885)	(3,297,507)
SPDR Bloomberg High Yield Bond ETF	(18,600)	(1,653,912)
Invesco QQQ Trust	(1,190)	(417,535)
iShares Core S&P/TSX Capped Composite Index ETF	(90,280)	(1,956,311)
iShares Russell 2000 ETF	(18,717)	(3,079,321)
SPDR Dow Jones Industrial Average ETF Trust	(1,720)	(568,426)
iShares U.S. Real Estate ETF	(2,010)	(151,413)
ARK Innovation ETF	(1,172)	(41,114)
Invesco Solar ETF	(1,393)	(58,478)
iShares Semiconductor ETF	(501)	(221,638)
Total exchange traded funds (proceeds—(12,651,261))		(11,984,710)

Investment companies—(0.4%)
Industrial Select Sector SPDR Fund	(13,683)	(1,345,860)
Utilities Select Sector SPDR Fund	(1,018)	(60,764)
Total investment companies (proceeds—$(1,431,271))		(1,406,624)

	Face amount
Corporate bonds—(0.0%)†
United States—(0.0%)†
Patrick Industries, Inc.
4.750%, due 05/01/29 (proceeds—$(98,000))	$(100,000)	(81,149)
Total investments sold short (proceeds—$(91,189,297))		(89,324,553)
Other assets in excess of liabilities—34.2%		119,445,368
Net Assets—100.0%		$349,538,513

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	32,620	233	Call Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 140.000	BNP	12/20/24	$84,398	$(295,105)	$(210,707)
EUR	243,600	58	Call EURO STOXX 50 Index, strike @ 4,200.000	JPMCB	12/20/24	165,741	(146,674)	19,067
GBP	274,750	35	Call FTSE 100 Index, strike @ 7,850.000	JPMCB	12/15/23	29,364	(4,680)	24,684
JPY	680,000	20	Call Nikkei 225 Index, strike @ 34,000.000	JPMCB	12/08/23	65,483	(5,146)	60,337
USD	127,400	28	Call S&P 500 Index, strike @ 4,550.000	JSFL	12/15/23	84,204	(8,960)	75,244
USD	35,080	8	Call S&P 500 Index, strike @ 4,385.000	JSFL	12/15/23	80,706	(18,640)	62,066
Total						$509,896	$(479,205)	$30,691

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
EUR	49,290	93	Put STOXX Europe 600 Basic Resources Index, strike @ 530.000	JPMCB	12/15/23	$118,852	$(84,627)	$34,225
EUR	6,555	69	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 95.000	JPMCB	12/20/24	31,094	(2,263)	28,831
EUR	31,200	312	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 100.000	JPMCB	12/20/24	106,369	(14,196)	92,173
EUR	25,630	233	Put Eurex Dow Jones EURO STOXX 50 Dividend Futures, strike @ 110.000	BNP	12/20/24	103,602	(17,997)	85,605
EUR	722,000	190	Put EURO STOXX 50 Index, strike @ 3,800.000	JPMCB	12/20/24	394,076	(392,026)	2,050
EUR	449,400	107	Put EURO STOXX 50 Index, strike @ 4,200.000	JPMCB	12/18/26	548,207	(580,236)	(32,029)
GBP	74,500	10	Put FTSE 100 Index, strike @ 7,450.000	JPMCB	12/15/23	12,125	(24,552)	(12,427)
JPY	254,000	8	Put Nikkei 225 Index, strike @ 31,750.000	JPMCB	12/08/23	43,484	(69,932)	(26,448)
USD	3,538	58	Put Utilities Select Sector SPDR Fund, strike @ 61.000	WFB	12/15/23	6,070	(12,818)	(6,748)
USD	34,000	8	Put S&P 500 Index, strike @ 4,250.000	JSFL	12/15/23	57,387	(90,840)	(33,453)
Total						$1,421,266	$(1,289,487)	$131,779
Total equity options written						$1,931,162	$(1,768,692)	$162,470

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
14	USD	CBOE Volatility Index Futures	November 2023	$275,975	$253,775	$(22,200)
40	EUR	EURO STOXX 50 Index Futures	December 2023	1,778,751	1,722,587	(56,164)
18	USD	S&P 500 E-Mini Index Futures	December 2023	3,835,484	3,791,025	(44,459)
7	USD	SGX FTSE China A50 Index Futures	November 2023	82,471	83,979	1,508
69	EUR	VSTOXX Index Futures	February 2024	150,440	145,288	(5,152)
Total				$6,123,121	$5,996,654	$(126,467)
Index futures sell contracts:
14	USD	CBOE Volatility Index Futures	February 2024	$(290,675)	$(280,014)	$10,661
31	USD	E-Mini Russel 2000 Index Futures	December 2023	(2,887,155)	(2,586,020)	301,135
3	EUR	EURO STOXX 50 Index Futures	December 2023	(134,113)	(129,194)	4,919
148	EUR	EURO STOXX 600 Index Futures	December 2023	(3,593,497)	(3,404,459)	189,038
25	USD	MSCI World Index Futures	December 2023	(2,334,156)	(2,162,000)	172,156
4	JPY	OSE Nikkei 225 Index Futures	December 2023	(857,688)	(814,119)	43,569
2	USD	S&P 500 E-Mini Index Futures	December 2023	(453,911)	(421,225)	32,686
69	EUR	VSTOXX Index Futures	November 2023	(153,277)	(142,002)	11,275
Interest rate futures sell contracts:
13	JPY	Japan Government Bond 10 Year Futures	December 2023	(12,511,607)	(12,328,880)	182,727
Total				$(23,216,079)	$(22,267,913)	$948,166
Net unrealized appreciation (depreciation)						$821,699

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection5

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S41	USD	8,985,000	12/20/28	Quarterly	5.000%	$(77,701)	$(7,446)	$(85,147)

Centrally cleared credit default swap agreements on corporate issues—sell protection5

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[6]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
iTraxx Europe Crossover S40	EUR	8,235,000	06/20/28	Quarterly	5.000%	$(327,209)	$220,440	$(106,769)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[6]	Payments received by the portfolio[6]	Value	Unrealized appreciation (depreciation)
GBP	68,775	06/19/25	Annual	5.560%	12 Month GBPSONIA	$515,900	$515,900
GBP	10,278	06/19/25	Annual	5.924	12 Month GBPSONIA	119,110	119,110
GBP	8,382	12/20/28	Annual	4.646	12 Month GBPSONIA	76,277	76,277
GBP	4,615	12/20/28	Annual	4.684	12 Month GBPSONIA	51,260	51,260
GBP	3,768	12/20/28	Annual	4.687	12 Month GBPSONIA	42,449	42,449
GBP	40,000	09/25/25	At Maturity	4.826	12 Month GBPSONIA	57,811	57,811
GBP	39,710	09/25/25	At Maturity	4.804	12 Month GBPSONIA	47,714	47,714
JPY	3,116,747	12/20/28	Annual	12 Month JPY TONA	0.580	146,049	146,139
JPY	2,524,550	12/20/28	Annual	12 Month JPY TONA	0.659	52,823	52,896
JPY	1,195,671	06/21/33	Annual	12 Month JPY TONA	0.621	350,475	350,501
JPY	445,643	09/20/33	Annual	12 Month JPY TONA	0.619	145,281	145,290
JPY	1,237,600	12/20/33	Annual	12 Month JPY TONA	0.956	178,747	154,237
KRW	14,336,140	09/20/33	Quarterly	3.305	3 Month KRW COD Rate	(727,929)	(727,929)
KRW	8,350,000	09/20/33	Quarterly	3.731	3 Month KRW COD Rate	(203,646)	(203,646)
KRW	7,609,986	12/20/33	Quarterly	4.055	3 Month KRW COD Rate	(36,240)	(36,240)
USD	49,700	09/25/25	Annual	12 Month SOFR	4.600	(8,732)	(8,732)
USD	49,700	09/25/25	Annual	12 Month SOFR	4.594	(5,755)	(5,755)
Total						$801,594	$777,282

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[6]	Payments received by the Portfolio[6]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)

GSI	USD	3	10/18/24	At Maturity	BAV8A6HZ6 TRS USD R E REC EQ USGSFXI003.I	0.000%	$—	$(5,286)	$(5,286)
JPMCB	USD	7	11/01/23	At Maturity	0.000%	GCI Liberty, Inc.	—	329	329
JPMCB	USD	29	11/01/23	At Maturity	0.000	Chinook Therapeutics, Inc.	—	11,268	11,268
JPMCB	USD	43	07/11/24	At Maturity	5.620	PNM Resources, Inc.	—	(60,020)	(60,020)
JPMCB	USD	8	07/11/24	At Maturity	5.620	VMware, Inc.	—	(157,779)	(157,779)
JPMCB	USD	1	07/11/24	At Maturity	Broadcom, Inc.	4.964	—	(16,564)	(16,564)
JPMCB	USD	3	08/09/24	At Maturity	5.620	iRobot Corp.	—	(11,520)	(11,520)
JPMCB	USD	8	09/30/24	At Maturity	Provident Financial Services, Inc.	5.020	—	10,192	10,192
JPMCB	USD	10	09/30/24	At Maturity	5.620	Lakeland Bancorp, Inc.	—	(13,183)	(13,183)
JPMCB	USD	90	10/18/24	At Maturity	5.620	Albertsons Cos., Inc.	—	(100,696)	(100,696)
JPMCB	DKK	19	12/16/24	At Maturity	4.200	Chr Hansen Holding AS	—	93,873	93,873
JPMCB	DKK	30	12/16/24	At Maturity	Novozymes AS	3.403	—	(95,418)	(95,418)
JPMCB	EUR	18	02/24/25	At Maturity	3.984	Veolia Environnement SA	—	(4,561)	(4,561)
JPMCB	EUR	17	02/26/25	At Maturity	0.000	Engie SA	—	3,462	3,462
JPMCB	EUR	31	02/26/25	At Maturity	0.000	Siemens Energy AG	—	(76,443)	(76,443)
JPMCB	EUR	1	03/10/25	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	0.000	—	11,997	11,997
JPMCB	EUR	1	03/10/25	At Maturity	Eurex STOXX 600 Utilities Index	0.000	—	(6,259)	(6,259)
JPMCB	GBP	5	03/10/25	At Maturity	0.000	Shell PLC	—	(6,645)	(6,645)
JPMCB	USD	—	03/12/25	At Maturity	Ecopro Co. Ltd.	0.000	—	405	405
JPMCB	USD	—	03/12/25	At Maturity	Ecopro BM Co. Ltd.	0.000	—	371	371
JPMCB	USD	—	03/12/25	At Maturity	LG Energy Solution Ltd.	0.000	—	9,018	9,018
JPMCB	USD	7	03/17/25	At Maturity	5.620	Seagen, Inc.	—	(6,813)	(6,813)
JPMCB	USD	12	05/08/25	At Maturity	5.620	Amedisys, Inc.	—	(11,969)	(11,969)
JPMCB	USD	9	07/07/25	At Maturity	5.620	American Equity Investment Life Holding Co.	—	(3,929)	(3,929)
JPMCB	USD	1	07/07/25	At Maturity	Brookfield Asset Management	5.020	—	2,419	2,419

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[6]	Payments received by the Portfolio[6]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	34	07/28/25	At Maturity	Exxon Mobil Corp.	5.020%	$—	$103,872	$103,872
JPMCB	USD	16	07/28/25	At Maturity	5.620%	Denbury, Inc.	—	(39,459)	(39,459)
JPMCB	USD	—	08/11/25	At Maturity	5.620	Sovos Brands, Inc.	—	(47)	(47)
JPMCB	JPY	1	08/12/25	At Maturity	Daikin Industries Ltd.	(0.019)	—	1,566	1,566
JPMCB	USD	27	08/14/25	At Maturity	5.620	Capri Holdings Ltd.	—	(3,747)	(3,747)
JPMCB	USD	8	08/25/25	At Maturity	5.620	Earthstone Energy, Inc.	—	22,270	22,270
JPMCB	USD	11	08/25/25	At Maturity	Permian Resources Corp.	5.020	—	(22,099)	(22,099)
JPMCB	USD	71	08/29/25	At Maturity	5.620	Abcam PLC	—	12,795	12,795
JPMCB	USD	1	09/15/25	At Maturity	J M Smucker Co.	5.020	—	3,243	3,243
JPMCB	GBP	49	09/15/25	At Maturity	Smurfit Kappa Group PLC	4.887	—	22,894	22,894
JPMCB	USD	54	09/15/25	At Maturity	5.620	Westrock Co.	—	(10,629)	(10,629)
JPMCB	USD	45	09/15/25	At Maturity	5.620	Hostess Brands, Inc.	—	11,748	11,748
JPMCB	HKD	2	09/22/25	At Maturity	BYD Co. Ltd.	4.113	—	474	474
JPMCB	USD	11	09/25/25	At Maturity	5.620	Splunk, Inc.	—	1,927	1,927
JPMCB	USD	22	10/06/25	At Maturity	5.620	Point Biopharma Global, Inc.	—	6,022	6,022
JPMCB	USD	19	10/10/25	At Maturity	5.620	SP Plus Corp.	—	(7,509)	(7,509)
JPMCB	USD	9	10/14/25	At Maturity	5.620	Pioneer Natural Resources Co.	—	(64,824)	(64,824)
JPMCB	USD	20	10/14/25	At Maturity	5.620	Mirati Therapeutics, Inc.	—	(22,770)	(22,770)
JPMCB	USD	50	10/20/25	At Maturity	5.620	Olink Holding AB	—	1,028	1,028
MSCI	USD	9	12/19/23	Monthly	1 Month USD LIBOR	5 Month USD LIBOR	—	3,741	3,741
MSCI	USD	2	10/18/24	At Maturity	BAV8A6JH4 TRS USD R E REC EQ USMSESLRLS.I	0.000	—	2,516	2,516
MSCI	USD	3	10/18/24	At Maturity	BAV8A6JP6 TRS USD R E REC EQ USMSAVL3ES.I	0.000	—	101	101
							$—	$(410,638)	$(410,638)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	BRL	809,000	USD	160,995	11/10/23	$716
BB	BRL	811,000	USD	162,281	11/17/23	1,730
BB	BRL	808,000	USD	157,576	12/08/23	(2,014)
BB	BRL	807,000	USD	159,316	12/28/23	257
BB	CLP	281,542,000	USD	307,129	12/07/23	(6,849)
BB	CLP	146,788,000	USD	158,029	12/14/23	(5,589)
BB	CLP	293,530,000	USD	313,580	12/28/23	(13,274)
BB	COP	641,159,000	USD	148,222	12/21/23	(5,862)
BB	GBP	1,475,251	NOK	19,560,000	12/15/23	(40,451)
BB	GBP	130,000	USD	159,539	01/12/24	1,436
BB	JPY	23,838,000	USD	161,790	11/30/23	3,827
BB	PEN	1,208,000	USD	322,736	11/17/23	8,472
BB	PEN	606,000	USD	162,197	12/21/23	4,755
BB	SEK	1,806,000	USD	163,776	12/07/23	1,746
BB	THB	11,814,000	USD	327,780	12/28/23	(2,592)
BB	THB	11,859,000	USD	322,378	01/05/24	(9,504)
BB	USD	160,192	BRL	808,000	12/08/23	(602)
BB	USD	161,672	BRL	811,000	12/14/23	(1,591)
BB	USD	161,436	BRL	793,000	12/21/23	(5,022)
BB	USD	157,758	BRL	811,000	01/05/24	1,949
BB	USD	155,264	BRL	789,000	01/26/24	(285)
BB	USD	316,862	CLP	291,050,000	01/05/24	7,056
BB	USD	157,626	CLP	146,684,000	01/12/24	5,559
BB	USD	156,859	CLP	147,076,000	01/26/24	6,636
BB	USD	161,116	HUF	58,098,000	11/17/23	(772)
BB	USD	160,673	NZD	273,000	01/19/24	(1,580)
BB	USD	316,421	THB	11,430,000	11/30/23	2,332
BB	USD	312,340	THB	11,524,000	12/07/23	9,238
BNP	CAD	220,000	USD	160,779	12/27/23	1,973
BNP	CHF	288,000	USD	332,678	11/10/23	15,808
BNP	CHF	282,000	USD	324,564	11/24/23	13,836
BNP	CHF	289,000	USD	328,387	12/07/23	9,489
BNP	CHF	149,000	USD	164,900	12/28/23	48
BNP	CLP	139,365,000	USD	154,946	11/03/23	(769)
BNP	CLP	140,050,000	USD	157,631	11/24/23	1,329
BNP	CLP	288,918,000	USD	301,962	12/21/23	(19,918)
BNP	CLP	291,050,000	USD	320,756	01/05/24	(3,162)
BNP	CNY	1,175,000	USD	161,908	11/24/23	1,014
BNP	CNY	1,187,000	USD	163,403	12/07/23	666
BNP	CNY	1,192,000	USD	163,812	12/21/23	157
BNP	COP	659,219,000	USD	161,183	11/17/23	1,568
BNP	COP	656,282,000	USD	152,231	12/14/23	(5,732)
BNP	COP	666,148,000	USD	159,937	01/05/24	398
BNP	CZK	7,219,000	USD	326,073	11/20/23	15,380
BNP	CZK	3,664,000	USD	162,304	12/07/23	4,691
BNP	CZK	3,780,000	USD	164,120	12/14/23	1,506
BNP	CZK	3,731,000	USD	162,580	12/21/23	2,063
BNP	CZK	3,757,000	USD	160,304	01/19/24	(1,272)
BNP	EUR	300,000	USD	330,962	11/10/23	13,432
BNP	EUR	147,000	USD	161,123	11/24/23	5,446

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	EUR	308,000	USD	327,664	12/28/23	$888
BNP	EUR	306,000	USD	322,406	01/05/24	(2,386)
BNP	EUR	151,000	USD	160,748	01/12/24	425
BNP	GBP	134,000	USD	163,418	12/28/23	470
BNP	GBP	133,000	USD	160,880	01/05/24	(864)
BNP	GBP	1,181,110	USD	1,439,833	01/18/24	3,333
BNP	HUF	60,030,000	USD	166,015	12/28/23	1,239
BNP	IDR	2,482,716,000	USD	160,209	11/30/23	3,946
BNP	INR	27,172,000	USD	326,830	11/20/23	600
BNP	INR	13,455,000	USD	161,291	11/30/23	(213)
BNP	KRW	215,062,000	USD	163,292	11/30/23	3,825
BNP	KRW	216,198,000	USD	163,065	12/07/23	2,690
BNP	KRW	216,939,000	USD	164,244	12/21/23	3,170
BNP	MXN	2,821,000	USD	155,503	01/05/24	651
BNP	NOK	1,691,000	USD	158,515	11/03/23	7,135
BNP	NOK	1,715,000	USD	161,150	11/17/23	7,558
BNP	NOK	1,704,000	USD	158,439	11/24/23	5,800
BNP	NOK	1,738,000	USD	161,000	11/30/23	5,287
BNP	PEN	1,200,000	USD	320,426	11/03/23	8,056
BNP	SEK	1,758,000	USD	158,996	11/10/23	1,454
BNP	SEK	1,770,000	USD	160,104	11/17/23	1,443
BNP	SEK	1,804,000	USD	164,521	12/28/23	2,437
BNP	SGD	220,000	USD	163,052	11/30/23	2,170
BNP	SGD	223,000	USD	164,121	12/21/23	894
BNP	SGD	220,000	USD	161,175	01/19/24	(73)
BNP	SGD	215,000	USD	157,992	01/26/24	356
BNP	THB	11,440,000	USD	320,926	02/02/24	(6)
BNP	USD	162,329	BRL	785,000	11/03/23	(6,629)
BNP	USD	326,302	CHF	288,000	11/10/23	(9,432)
BNP	USD	317,768	CHF	288,000	11/30/23	(228)
BNP	USD	163,561	CLP	139,365,000	11/03/23	(7,846)
BNP	USD	160,602	CLP	140,018,000	11/17/23	(4,277)
BNP	USD	159,833	CLP	140,050,000	11/24/23	(3,531)
BNP	USD	324,600	CLP	288,918,000	12/21/23	(2,720)
BNP	USD	158,365	CLP	151,749,000	01/19/24	10,390
BNP	USD	157,953	CLP	143,535,000	02/05/24	1,518
BNP	USD	163,927	CNY	1,193,000	11/10/23	(779)
BNP	USD	161,236	CNY	1,175,000	11/24/23	(342)
BNP	USD	156,024	COP	659,219,000	11/17/23	3,591
BNP	USD	159,491	COP	656,282,000	12/14/23	(1,528)
BNP	USD	158,846	COP	689,340,000	01/12/24	5,947
BNP	USD	322,962	CZK	7,285,000	11/10/23	(9,311)
BNP	USD	313,675	CZK	7,219,000	11/20/23	(2,981)
BNP	USD	308,786	CZK	7,080,000	11/24/23	(4,122)
BNP	USD	156,647	CZK	3,664,000	12/07/23	967
BNP	USD	159,079	CZK	3,731,000	12/21/23	1,438
BNP	USD	318,760	EUR	300,000	11/30/23	(974)
BNP	USD	318,661	EUR	303,000	12/07/23	2,412
BNP	USD	327,276	EUR	308,000	12/14/23	(772)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	155,351	HUF	56,319,000	01/26/24	$(1,362)
BNP	USD	160,099	IDR	2,520,512,000	01/19/24	(1,518)
BNP	USD	331,302	INR	27,342,000	11/03/23	(2,910)
BNP	USD	163,774	KRW	217,477,000	11/10/23	(2,683)
BNP	USD	162,502	KRW	214,965,000	11/24/23	(3,157)
BNP	USD	159,825	KRW	214,294,000	02/02/24	(285)
BNP	USD	156,620	MXN	2,857,000	02/06/24	(656)
BNP	USD	163,032	NOK	1,738,000	11/30/23	(7,319)
BNP	USD	318,150	PEN	1,200,000	11/03/23	(5,780)
BNP	USD	165,831	SEK	1,758,000	11/10/23	(8,289)
BNP	USD	163,534	SEK	1,806,000	12/07/23	(1,505)
BNP	USD	165,177	SEK	1,824,000	12/14/23	(1,454)
BNP	USD	315,651	SEK	3,455,000	01/26/24	(4,848)
BNP	USD	159,752	SEK	1,766,000	02/02/24	(846)
BNP	USD	164,315	SGD	222,000	11/03/23	(2,164)
BNP	USD	160,240	SGD	218,000	11/24/23	(863)
BNP	USD	163,137	SGD	223,000	12/21/23	90
BNP	USD	163,649	SGD	223,000	12/28/23	(371)
BNP	USD	331,956	THB	11,859,000	01/05/24	(72)
BNP	USD	163,690	ZAR	2,979,000	11/03/23	(3,865)
BNP	USD	158,694	ZAR	3,083,000	01/05/24	5,802
BNP	USD	157,855	ZAR	2,981,000	02/02/24	813
BNP	ZAR	3,118,000	USD	160,931	12/07/23	(5,865)
BNP	ZAR	3,083,000	USD	163,651	01/05/24	(845)
BOA	CNY	1,188,000	USD	163,540	11/30/23	775
BOA	COP	664,909,000	USD	168,233	11/24/23	7,486
BOA	HUF	59,262,000	USD	163,784	01/05/24	1,268
BOA	INR	27,342,000	USD	328,446	11/10/23	96
BOA	PEN	609,000	USD	163,367	11/10/23	4,889
BOA	PEN	1,216,000	USD	317,908	01/05/24	2,160
BOA	PEN	1,226,000	USD	319,520	01/12/24	1,254
BOA	USD	163,768	CNY	1,192,000	11/03/23	(868)
BOA	USD	161,192	COP	641,159,000	12/21/23	(7,108)
BOA	USD	156,839	HUF	56,993,000	02/05/24	(1,226)
BOA	USD	163,692	PEN	609,000	11/10/23	(5,214)
BOA	USD	324,644	PEN	1,208,000	11/17/23	(10,380)
BOA	USD	160,236	PLN	676,000	01/19/24	(157)
CITI	BRL	811,000	USD	157,096	12/14/23	(2,985)
CITI	BRL	793,000	USD	155,577	12/21/23	(837)
CITI	CLP	278,504,000	USD	305,310	11/30/23	(5,414)
CITI	CLP	146,788,000	USD	158,029	12/14/23	(5,589)
CITI	KRW	214,965,000	USD	161,567	11/24/23	2,222
CITI	PLN	658,000	USD	160,090	11/24/23	3,913
CITI	SEK	1,824,000	USD	167,581	12/14/23	3,858
CITI	SEK	1,742,000	USD	160,383	01/12/24	3,758
CITI	SGD	217,000	USD	159,504	02/02/24	349
CITI	USD	161,988	AUD	254,000	01/05/24	(514)
CITI	USD	161,713	BRL	809,000	11/10/23	(1,434)
CITI	USD	158,396	BRL	820,000	01/16/24	2,868

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	USD	158,296	BRL	809,000	01/19/24	$746
CITI	USD	321,064	CLP	293,530,000	12/28/23	5,790
CITI	USD	158,441	COP	664,868,000	11/10/23	2,788
CITI	USD	160,834	HUF	60,030,000	12/28/23	3,942
CITI	USD	160,341	MXN	2,794,000	11/17/23	(5,722)
CITI	USD	161,248	NOK	1,704,000	11/24/23	(8,609)
CITI	USD	162,171	PLN	681,000	12/07/23	(587)
CITI	USD	322,994	SGD	440,000	01/05/24	(714)
CITI	USD	161,831	ZAR	3,097,000	12/21/23	3,633
CITI	USD	156,222	ZAR	2,991,000	01/26/24	3,075
CITI	ZAR	3,028,000	USD	158,601	11/24/23	(3,563)
CITI	ZAR	3,069,000	USD	160,693	12/28/23	(3,172)
GS	CHF	294,000	USD	333,212	12/14/23	8,510
GS	CHF	292,000	USD	328,682	12/21/23	5,902
GS	CHF	290,000	USD	324,726	01/19/24	3,068
GS	CHF	280,000	USD	317,262	01/26/24	6,458
GS	CNY	1,193,000	USD	166,510	11/10/23	3,362
GS	CZK	7,238,000	USD	330,502	11/03/23	18,782
GS	CZK	7,285,000	USD	329,191	11/10/23	15,540
GS	CZK	7,080,000	USD	320,610	11/24/23	15,944
GS	CZK	3,637,000	USD	162,241	11/30/23	5,770
GS	CZK	3,743,000	USD	162,211	12/29/23	1,166
GS	CZK	7,320,000	USD	316,972	02/02/24	2,289
GS	HUF	58,083,000	USD	159,669	11/10/23	(824)
GS	HUF	59,361,000	USD	160,645	12/14/23	(2,541)
GS	HUF	58,609,000	USD	158,448	12/21/23	(2,548)
GS	IDR	2,506,220,000	USD	162,900	11/20/23	5,148
GS	INR	13,358,000	USD	159,909	11/24/23	(454)
GS	MXN	2,819,000	USD	161,518	11/10/23	5,333
GS	MXN	2,801,000	USD	156,453	12/07/23	1,961
GS	MXN	2,843,000	USD	154,372	12/14/23	(2,255)
GS	MXN	2,793,000	USD	153,833	12/21/23	138
GS	SGD	444,000	USD	331,400	11/14/23	6,942
GS	SGD	448,000	USD	330,406	12/14/23	2,590
GS	SGD	223,000	USD	163,768	12/28/23	490
GS	SGD	440,000	USD	321,738	01/05/24	(544)
GS	THB	5,685,000	USD	167,531	11/03/23	9,349
GS	THB	5,775,000	USD	166,599	11/10/23	5,820
GS	THB	11,555,000	USD	328,800	11/17/23	6,912
GS	THB	11,273,000	USD	324,805	11/24/23	10,589
GS	THB	11,430,000	USD	327,441	11/30/23	8,689
GS	THB	11,524,000	USD	327,228	12/07/23	5,650
GS	THB	11,716,000	USD	331,420	12/14/23	4,252
GS	THB	11,683,000	USD	323,056	01/19/24	(4,298)
GS	USD	160,751	CAD	219,000	01/18/24	(2,606)
GS	USD	323,204	CHF	286,000	11/17/23	(8,302)
GS	USD	316,536	CHF	282,000	11/24/23	(5,810)
GS	USD	325,740	CHF	292,000	12/21/23	(2,962)
GS	USD	168,208	CHF	149,000	12/28/23	(3,356)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)

GS	USD	164,073	CHF	147,000	01/05/24	$(1,275)
GS	USD	162,902	CNY	1,188,000	11/30/23	(137)
GS	USD	162,468	CNY	1,187,000	12/07/23	270
GS	USD	323,132	CZK	7,238,000	11/03/23	(11,412)
GS	USD	157,752	CZK	3,637,000	11/30/23	(1,281)
GS	USD	160,328	HUF	58,571,000	12/07/23	808
GS	USD	157,565	HUF	58,357,000	01/12/24	2,311
GS	USD	158,351	HUF	58,710,000	01/19/24	2,334
GS	USD	163,942	IDR	2,523,397,000	12/14/23	(5,137)
GS	USD	159,699	MXN	2,801,000	12/07/23	(5,207)
GS	USD	156,810	MXN	2,821,000	01/05/24	(1,959)
GS	USD	156,977	MXN	2,905,000	01/12/24	2,293
GS	USD	157,884	MXN	2,881,000	01/19/24	(121)
GS	USD	165,555	NOK	1,691,000	11/10/23	(14,143)
GS	USD	159,553	PLN	687,000	01/12/24	3,146
GS	USD	164,155	SEK	1,770,000	11/17/23	(5,494)
GS	USD	327,034	SGD	444,000	11/17/23	(2,532)
GS	USD	161,351	SGD	220,000	11/30/23	(470)
GS	USD	322,750	SGD	442,000	12/07/23	574
GS	USD	162,461	THB	5,685,000	11/03/23	(4,279)
GS	USD	163,621	THB	5,775,000	11/10/23	(2,841)
GS	USD	326,154	THB	11,555,000	11/17/23	(4,267)
GS	USD	324,066	THB	11,750,000	12/21/23	4,282
GS	USD	163,784	ZAR	3,103,000	11/13/23	2,553
GS	USD	161,183	ZAR	3,009,000	11/30/23	(119)
GS	USD	163,361	ZAR	3,111,000	12/14/23	2,956
GS	USD	161,229	ZAR	3,069,000	12/28/23	2,637
GS	USD	158,318	ZAR	3,062,000	01/12/24	4,959
GS	ZAR	2,979,000	USD	159,944	11/03/23	119
GS	ZAR	3,141,000	USD	165,315	11/17/23	(3,001)
GS	ZAR	3,009,000	USD	158,472	11/30/23	(2,592)
GS	ZAR	3,111,000	USD	161,255	12/14/23	(5,062)
GSI	CLP	139,365,000	USD	161,906	11/03/23	6,191
GSI	CLP	141,827,000	USD	162,590	11/10/23	4,186
GSI	CLP	140,018,000	USD	154,412	11/17/23	(1,913)
GSI	COP	646,554,000	USD	154,496	11/03/23	(2,550)
GSI	COP	664,868,000	USD	160,137	11/10/23	(1,092)
GSI	COP	669,006,000	USD	161,765	11/30/23	239
GSI	COP	658,473,000	USD	154,987	12/07/23	(3,751)
GSI	COP	659,209,000	USD	153,550	12/28/23	(4,625)
GSI	IDR	2,465,137,000	USD	160,001	11/24/23	4,838
GSI	IDR	2,495,603,000	USD	157,253	01/05/24	225
GSI	INR	27,342,000	USD	329,632	11/03/23	1,240
GSI	INR	13,358,000	USD	159,909	11/24/23	(454)
GSI	INR	13,598,000	USD	162,928	12/21/23	(182)
GSI	KRW	217,477,000	USD	165,967	11/10/23	4,877
GSI	KRW	218,396,000	USD	165,383	12/14/23	3,303
GSI	KRW	219,412,000	USD	163,410	01/04/24	349
GSI	PEN	619,000	USD	159,465	01/19/24	(1,185)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)

GSI	PEN	609,000	USD	156,992	01/26/24	$(1,024)
GSI	PEN	1,214,000	USD	315,442	02/05/24	558
GSI	USD	160,532	BRL	811,000	11/17/23	19
GSI	USD	160,787	BRL	807,000	12/28/23	(1,729)
GSI	USD	322,788	CLP	278,504,000	11/30/23	(12,064)
GSI	USD	322,145	CLP	281,542,000	12/07/23	(8,167)
GSI	USD	323,274	CLP	293,576,000	12/14/23	3,960
GSI	USD	158,623	COP	646,554,000	11/03/23	(1,577)
GSI	USD	157,610	COP	664,909,000	11/24/23	3,137
GSI	USD	158,903	COP	669,006,000	11/30/23	2,623
GSI	USD	157,600	COP	658,473,000	12/07/23	1,139
GSI	USD	158,379	COP	659,209,000	12/28/23	(203)
GSI	USD	155,786	COP	666,148,000	01/05/24	3,753
GSI	USD	162,932	IDR	2,506,220,000	11/20/23	(5,179)
GSI	USD	160,407	IDR	2,465,137,000	11/24/23	(5,245)
GSI	USD	162,460	IDR	2,482,716,000	11/30/23	(6,197)
GSI	USD	159,893	IDR	2,495,603,000	01/05/24	(2,865)
GSI	USD	157,102	IDR	2,495,884,000	01/26/24	(77)
GSI	USD	158,766	IDR	2,520,891,000	02/02/24	(175)
GSI	USD	329,064	INR	27,342,000	11/10/23	(714)
GSI	USD	324,764	INR	27,172,000	11/20/23	1,468
GSI	USD	320,766	INR	26,716,000	11/24/23	(42)
GSI	USD	162,032	INR	13,455,000	11/30/23	(529)
GSI	USD	162,580	INR	13,598,000	12/21/23	530
GSI	USD	159,795	INR	13,355,000	01/19/24	235
GSI	USD	159,809	KRW	215,062,000	11/30/23	(342)
GSI	USD	162,612	KRW	218,396,000	12/14/23	(532)
GSI	USD	160,759	KRW	216,939,000	12/21/23	316
GSI	USD	164,132	KRW	219,412,000	01/04/24	(1,072)
GSI	USD	160,800	KRW	215,483,000	01/12/24	(581)
GSI	USD	161,201	KRW	217,094,000	01/19/24	285
GSI	USD	156,278	PEN	606,000	12/21/23	1,164
GSI	USD	158,717	PEN	615,000	12/28/23	1,022
GSI	USD	316,254	PEN	1,216,000	01/05/24	(506)
HSBC	CHF	286,000	USD	329,898	11/17/23	14,996
HSBC	CNY	1,174,000	USD	161,126	01/19/24	(523)
HSBC	EUR	300,000	USD	325,822	11/30/23	8,038
HSBC	EUR	303,000	USD	326,722	12/07/23	5,650
HSBC	EUR	308,000	USD	331,614	12/14/23	5,108
HSBC	EUR	304,000	USD	321,900	01/19/24	(968)
HSBC	EUR	298,000	USD	318,938	02/02/24	2,246
HSBC	GBP	5,300	USD	6,426	01/18/24	(21)
HSBC	HUF	59,121,000	USD	165,353	11/03/23	1,787
HSBC	MXN	2,784,000	USD	163,991	11/03/23	9,573
HSBC	MXN	2,794,000	USD	159,571	11/17/23	4,952
HSBC	MXN	2,730,000	USD	157,974	11/24/23	7,073
HSBC	MXN	2,729,000	USD	154,709	11/30/23	4,014
HSBC	MXN	2,837,000	USD	154,402	12/28/23	(1,535)
HSBC	PLN	681,000	USD	154,424	12/07/23	(7,160)

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)

HSBC	SEK	335,800	USD	30,510	01/18/24	$311
HSBC	SGD	444,000	USD	328,756	11/17/23	4,256
HSBC	SGD	218,000	USD	161,563	11/24/23	2,186
HSBC	SGD	442,000	USD	326,320	12/07/23	2,994
HSBC	THB	11,750,000	USD	328,470	12/21/23	122
HSBC	THB	11,757,000	USD	321,602	01/12/24	(7,625)
HSBC	THB	11,388,000	USD	317,570	01/26/24	(1,712)
HSBC	USD	163,309	CNY	1,192,000	12/21/23	346
HSBC	USD	327,552	EUR	302,000	11/03/23	(7,994)
HSBC	USD	323,056	EUR	300,000	11/10/23	(5,524)
HSBC	USD	321,498	EUR	299,000	11/17/23	(4,937)
HSBC	USD	323,438	EUR	306,000	12/21/23	1,082
HSBC	USD	327,102	EUR	306,000	01/05/24	(2,308)
HSBC	USD	41,857	GBP	34,600	01/18/24	224
HSBC	USD	163,268	MXN	2,784,000	11/03/23	(8,850)
HSBC	USD	161,718	MXN	2,819,000	11/10/23	(5,534)
HSBC	USD	158,261	MXN	2,730,000	11/24/23	(7,360)
HSBC	USD	159,963	MXN	2,729,000	11/30/23	(9,268)
HSBC	USD	161,617	MXN	2,843,000	12/14/23	(4,990)
HSBC	USD	160,863	MXN	2,793,000	12/21/23	(7,168)
HSBC	USD	160,066	MXN	2,837,000	12/28/23	(4,129)
HSBC	USD	154,723	MXN	2,857,000	01/26/24	1,537
HSBC	USD	159,572	PLN	705,000	01/05/24	7,405
HSBC	USD	327,428	SGD	444,000	11/14/23	(2,970)
HSBC	USD	314,482	THB	11,273,000	11/24/23	(266)
HSBC	USD	319,614	THB	11,716,000	12/14/23	7,554
HSBC	USD	328,554	THB	11,814,000	12/28/23	1,816
JPMCB	AUD	250,000	USD	161,457	11/24/23	2,755
JPMCB	AUD	252,000	USD	162,971	11/30/23	2,970
JPMCB	AUD	253,000	USD	163,662	12/21/23	2,907
JPMCB	CAD	218,000	USD	162,162	11/24/23	4,911
JPMCB	CZK	3,705,000	USD	159,725	01/12/24	354
JPMCB	CZK	3,636,000	USD	156,919	01/26/24	579
JPMCB	GBP	130,000	USD	166,631	11/03/23	8,622
JPMCB	GBP	71,644	USD	87,108	01/31/24	(35)
JPMCB	HUF	58,098,000	USD	159,534	11/17/23	(811)
JPMCB	JPY	23,446,000	USD	160,383	11/24/23	5,165
JPMCB	NOK	1,691,000	USD	158,330	11/10/23	6,918
JPMCB	NOK	122,300	USD	11,051	01/18/24	78
JPMCB	SEK	1,753,000	USD	157,983	11/24/23	802
JPMCB	SEK	1,815,000	USD	166,175	12/21/23	3,181
JPMCB	SGD	222,000	USD	167,161	11/03/23	5,010
JPMCB	USD	161,513	AUD	250,000	11/03/23	(2,920)
JPMCB	USD	161,570	AUD	250,000	11/24/23	(2,868)
JPMCB	USD	161,299	CAD	218,000	11/24/23	(4,049)
JPMCB	USD	162,870	CZK	3,780,000	12/14/23	(256)
JPMCB	USD	161,441	CZK	3,743,000	12/29/23	(395)
JPMCB	USD	163,851	GBP	130,000	11/03/23	(5,841)
JPMCB	USD	163,434	HUF	59,121,000	11/03/23	132

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)

JPMCB	USD	162,367	HUF	59,361,000	12/14/23	$819
JPMCB	USD	163,323	JPY	23,446,000	11/24/23	(8,105)
JPMCB	USD	164,934	JPY	23,838,000	11/30/23	(6,971)
JPMCB	USD	163,745	SEK	1,815,000	12/21/23	(751)
JPMCB	USD	161,329	ZAR	3,118,000	12/07/23	5,468
JPMCB	ZAR	3,103,000	USD	160,889	11/13/23	(5,447)
MSCI	AUD	252,000	USD	163,700	11/17/23	3,764
MSCI	AUD	256,000	USD	165,368	12/14/23	2,747
MSCI	AUD	254,000	USD	163,463	12/28/23	2,032
MSCI	AUD	254,000	USD	160,868	01/05/24	(606)
MSCI	AUD	249,000	USD	160,278	01/12/24	1,949
MSCI	AUD	247,000	USD	157,798	01/29/24	660
MSCI	BRL	1,881,000	USD	380,000	11/10/23	7,337
MSCI	BRL	811,000	USD	159,307	01/05/24	(400)
MSCI	CHF	290,000	USD	334,534	11/03/23	15,698
MSCI	CHF	147,000	USD	161,339	01/05/24	(1,459)
MSCI	CHF	145,000	USD	161,996	01/12/24	1,290
MSCI	CLP	311,191,728	USD	352,465	12/15/23	5,621
MSCI	EUR	306,000	USD	328,252	12/21/23	3,734
MSCI	EUR	6,700	USD	7,089	01/18/24	(26)
MSCI	EUR	148,000	USD	158,274	01/26/24	1,040
MSCI	GBP	128,000	USD	157,063	01/26/24	1,377
MSCI	HUF	58,571,000	USD	157,141	12/07/23	(3,995)
MSCI	KRW	526,579,970	USD	406,000	11/10/23	15,949
MSCI	NOK	3,939,800	USD	360,569	01/18/24	7,105
MSCI	PLN	705,000	USD	168,649	01/05/24	1,673
MSCI	SEK	1,756,000	USD	160,330	11/03/23	3,011
MSCI	SEK	664,515	USD	60,725	01/18/24	965
MSCI	SGD	218,000	USD	160,371	01/12/24	643
MSCI	USD	162,628	AUD	252,000	11/17/23	(2,693)
MSCI	USD	162,024	AUD	252,000	11/30/23	(2,023)
MSCI	USD	161,308	AUD	255,000	12/07/23	636
MSCI	USD	164,581	AUD	256,000	12/14/23	(1,961)
MSCI	USD	162,070	AUD	254,000	12/28/23	(639)
MSCI	USD	374,952	BRL	1,881,000	11/10/23	(2,288)
MSCI	USD	163,414	CAD	220,000	12/27/23	(4,608)
MSCI	USD	316,006	CHF	289,000	12/07/23	2,892
MSCI	USD	327,232	CHF	294,000	12/14/23	(2,530)
MSCI	USD	162,920	CLP	141,827,000	11/10/23	(4,516)
MSCI	USD	201,033	CLP	188,862,638	12/15/23	9,467
MSCI	USD	6,427	CNY	46,256	12/15/23	(80)
MSCI	USD	3,747	DKK	26,400	01/18/24	13
MSCI	USD	157,502	EUR	147,000	11/24/23	(1,825)
MSCI	USD	328,810	EUR	308,000	12/28/23	(2,034)
MSCI	USD	21,903	EUR	20,700	01/18/24	81
MSCI	USD	164,364	GBP	134,000	12/28/23	(1,416)
MSCI	USD	161,750	HUF	58,083,000	11/10/23	(1,258)
MSCI	USD	160,809	HUF	58,609,000	12/21/23	187
MSCI	USD	158,590	HUF	59,262,000	01/05/24	3,926

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)

MSCI	USD	157,140	INR	13,100,000	01/29/24	$(224)
MSCI	USD	494,279	KRW	664,042,976	11/10/23	(2,406)
MSCI	USD	166,073	NOK	1,691,000	11/03/23	(14,694)
MSCI	USD	164,042	NOK	1,715,000	11/17/23	(10,449)
MSCI	USD	43,592	NOK	488,000	01/18/24	189
MSCI	USD	157,709	NZD	269,000	01/26/24	(944)
MSCI	USD	150,937	PLN	658,000	11/24/23	5,241
MSCI	USD	166,417	SEK	1,756,000	11/03/23	(9,097)
MSCI	USD	161,497	SEK	1,753,000	11/24/23	(4,317)
MSCI	USD	163,419	SEK	1,804,000	12/28/23	(1,335)
MSCI	USD	329,104	SGD	448,000	12/14/23	(1,286)
MSCI	USD	162,507	ZAR	3,141,000	11/17/23	5,809
MSCI	USD	159,449	ZAR	3,028,000	11/24/23	2,715
MSCI	USD	159,071	ZAR	3,015,000	01/19/24	1,602
MSCI	ZAR	3,097,000	USD	163,810	12/21/23	(1,654)
SG	AUD	250,000	USD	166,213	11/03/23	7,620
SG	AUD	253,000	USD	165,567	11/10/23	5,031
SG	AUD	255,000	USD	163,073	12/07/23	1,129
SG	AUD	253,000	USD	161,094	01/19/24	188
SG	BRL	785,000	USD	158,907	11/03/23	3,207
SG	CHF	288,000	USD	328,796	11/30/23	11,256
SG	CNY	1,192,000	USD	167,500	11/03/23	4,600
SG	DKK	856,300	USD	121,420	01/18/24	(522)
SG	EUR	302,000	USD	332,818	11/03/23	13,258
SG	EUR	299,000	USD	328,559	11/17/23	11,998
SG	EUR	2,572,990	USD	2,718,893	01/18/24	(13,676)
SG	GBP	130,000	USD	158,447	02/02/24	322
SG	IDR	2,523,397,000	USD	160,084	12/14/23	1,278
SG	PEN	615,000	USD	161,996	12/28/23	2,257
SG	USD	161,639	AUD	253,000	11/10/23	(1,103)
SG	USD	160,901	AUD	253,000	12/21/23	(146)
SG	USD	155,215	BRL	785,000	11/03/23	485
SG	USD	330,106	CHF	290,000	11/03/23	(11,270)
SG	USD	1,221	DKK	8,600	01/18/24	4
SG	USD	74,213	EUR	70,100	01/18/24	236
SG	USD	162,074	GBP	133,000	01/05/24	(329)
SG	USD	159,473	KRW	216,198,000	12/07/23	901
SG	USD	31,416	SEK	350,100	01/18/24	69
Net unrealized appreciation (depreciation)						$132,759

PACE Alternative Strategies Investments

Portfolio of investments – October 31, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2023 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$107,659,821	$26,744,953	$—	$134,404,774
Preferred stocks	—	540,659	—	540,659
Exchange traded funds	1,706,789	—	—	1,706,789
Investment companies	36,622,495	—	—	36,622,495
Warrant	—	—	0	0
Corporate bonds	—	37,725,860	—	37,725,860
Investment companies	—	105,533,409	—	105,533,409
Equity and foreign exchange options purchased	2,883,712	—	—	2,883,712
Futures contracts	710,640	239,034	—	949,674
Swap agreements	—	2,121,427	—	2,121,427
Forward foreign currency contracts	—	849,154	—	849,154
Total	$149,583,457	$173,754,496	$0	$323,337,953

Liabilities
Investments sold short
Common stocks	$(67,784,707)	$(7,987,910)	$—	$(75,772,617)
Preferred stocks	—	(79,453)	—	(79,453)
Exchange traded funds	(11,984,710)	—	—	(11,984,710)
Corporate bonds	—	(81,149)	—	(81,149)
Investment companies	(1,406,624)	—	—	(1,406,624)
Equity options written	(1,768,692)	—	—	(1,768,692)
Futures contracts	(71,811)	(56,164)	—	(127,975)
Swap agreements	—	(1,517,477)	—	(1,517,477)
Forward foreign currency contracts	—	(716,395)	—	(716,395)
Total	$(83,016,544)	$(10,438,548)	$—	$(93,455,092)

At October 31, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,750,442, represented 2.5% of the Portfolios net assets at period end.
3	In U.S. dollars unless otherwise indicated.
4	Bond interest in default.
5	If the Portfolios is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio’s will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
6	Payments made or received are based on the notional amount.
7	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
October 31, 2023

Portfolio acronyms:

ABS	Asset-backed Security	IO	Interest Only
ADR	American Depositary Receipt	JSC	Joint Stock Company
AGM	Assured Guaranty Municipal	LIBOR	London Interbank Offered Rate
AID	Anticipation Certificates of Indebtedness	MGIC	Mortgage Guaranty Insurance Corporation
AMBAC	American Municipal Bond Assurance Corporation	MTA	Monthly Treasury Average Index
AMT	Alternative Minimum Tax	NVDR	Non-Voting Depository Receipt
ARM	Adjustable Rate Mortgage	OAT	Obligation Assimilables du Trésor (French Government Bonds)
BAM	Build Americal Mutual	OBFR	Overnight Bank Funding Rate
BBSW	Bank Bill Swap Rate	OTC	Over The Counter
BOBL	Bundesobligationen	PJSC	Private Joint Stock Company
CDO	Collateralized Debt Obligation	PO	Principal Only
CJSC	Closed Joint Stock Company	PSF	Permanent School Fund
CLO	Collateralized Loan Obligation	RASC	Retirement Administration Service Center
CMT	Constant Maturity Treasury Index	RBA IOCR	RBA Interbank Overnight Cash Rate
COFI	Cost of Funds Index	REIT	Real Estate Investment Trust
COP	Certificate of Participation	REMIC	Real Estate Mortgage Investment Conduit
CPI	Consumer Price Index	RPI	Retail Price Index
DAC	Designated Activity Company	SBA	Small Business Administration
DIP	Debtor-in-possession	SIFMA	Municipal Swap Index Yield
ETF	Exchange Traded Fund	SOFR	Secured Overnight Financing Rate
EURIBOR	Euro Interbank Offered Rate	SONIA	Sterling Overnight Index Average
FHA	Federal Housing Administration	SPDR	Standard and Poor's Depository Receipts
FHLB	Federal Home Loan Bank	STRIP	Separate Trading of Registered Interest and Principal of Securities
FHLMC	Federal Home Loan Mortgage Corporation	TBA	To-Be-Announced Security
FNMA	Federal National Mortgage Association	TIPS	Treasury inflation protected securities
FRN	Floating Rate Note	UMBS	Uniform Mortgage-Backed Securities
GDR	Global Depositary Receipt	VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed

Currency type abbreviations:

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi Offshore	PEN	Peruvian Sol
CNY	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great Britain Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group	JPMCB	JPMorgan Chase Bank
BB	Barclays Bank PLC	MSCI	Morgan Stanley & Co. International PLC
BNP	BNP Paribas	NAT	National Westminster
BOA	Bank of America	RBC	Royal Bank of Canada
CIBC	Canadian Imperial Bank of Commerce	RBS	Royal Bank of Scotland PLC
CITI	Citibank NA	SCB	Standard Chartered Bank
CSI	Credit Suisse International	SG	Societe Generale
DB	Deutsche Bank AG	SSC	State Street Bank and Trust Co.
GS	Goldman Sachs	TD	Toronto-Dominion Bank
GSI	Goldman Sachs International	WBC	Westpac Banking Corp.
HSBC	HSBC Bank PLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio’s assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Portfolio calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio’s net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio’s investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, Fair value measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the counterparty clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of each Portfolio’s portfolio of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s Annual report to shareholders dated July 31, 2023.